UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                             DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                         New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                         New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

February 28, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our four comprehensive factor equity ETFs for the period ended February 28, 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas web site has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

Economies globally recorded strong growth and experienced tailwinds from corporate earnings and improved macroeconomics during the period. The U.S. economy continued its solid momentum, underpinned by sound fundamentals in the labor market and the recently enacted tax cuts. The U.S. Federal Reserve Board (FRB) continued to monitor inflation in the expanding economy while maintaining its rhetoric for continued reduction in monetary policy. The European Central Bank (ECB) reduced the quantum of monthly bond purchases in January 2018, but reaffirmed supportive monetary policies. The Eurozone and Japan demonstrated a significant increase in economic activity, while emerging economies in Europe and Asia witnessed robust growth. During the reporting period, global trade advanced rapidly, benefiting most export-based economies.

The U.S. economy expanded at a brisk pace, supported by gains in employment levels and improved household spending and business investment. The approval of the anticipated U.S. tax bill, which was seen as a welcome move, provided a boost to equity markets. The U.S. equity market made significant advances but, surprisingly, slumped at the beginning of February, due to negative sentiment over an unexpected increase in inflation. Hovering near long-term targets, inflation impacted the FRB’s review of the interest rate tightening.

Elsewhere, the Eurozone marched ahead on increasing consumer confidence and higher industrial production. Strong fundamentals of European equities underpinned the broad European equity index, despite U.S. inflation fears causing extreme volatility. The unemployment rate fell more than expected, reaching close to decade-low rates. In addition, improved exports and rising corporate investments in equipment pointed to the ongoing momentum. Against this backdrop, the ECB intends to run a bond purchase program of 30 billion euros until the end of September 2018, or beyond if necessary.

Equities across major Asian economies — China, Japan, and India — gained rapidly, except at the end of the period, when they were affected by the global turbulence. Economic activity in Japan increased, as industrial production and retail sales were favorable. In addition, the inclusive job market situation was apparent in Japan, with the unemployment rate reaching the lowest level in more than two decades in January 2018. Chinese gross domestic product grew above expected levels because of strong exports and resilient property markets.

Most developed economies are in the extended phase of the economic growth cycle, treading toward a macro-economic shift as inflation pressures rise. While global growth remains solid and monetary policy tightens, markets will closely track the pace of interest rate hikes in the U.S. and the ECB’s stance on monetary policy and exchange rate volatility. In such volatile markets, diversifying factors may be a better positioning than pursuing a single-factor approach. However, whether markets remain relatively calm, or we do in fact witness some episodic volatility, our view is that retaining a diversified factor approach is right. It takes advantage of the relatively uncorrelated nature of their excess returns, and mitigates the need to try and time a particular market cycle.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-cap equity securities from developed markets (except the United States). The Underlying Index consists of issuers from the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/18 (6.3% of Net Assets)

Description	% of Net Assets
3i Group PLC (United Kingdom)	1.1%
Svenska Cellulosa AB SCA (Sweden)	0.7%
Investor AB (Sweden)	0.6%
Venture Corp. Ltd. (Singapore)	0.6%
Adecco Group AG (Switzerland)	0.6%
Cie Generale des Etablissements Michelin (France)	0.6%
Magna International, Inc. (Canada)	0.6%
Link (Hong Kong)	0.5%
UPM-Kymmene OYJ (Finland)	0.5%
Dexus (Australia)	0.5%

Country Diversification* as of 2/28/18

Japan	29.9%
United Kingdom	11.1%
Australia	8.4%
France	6.1%
Germany	5.4%
Sweden	4.9%
Canada	4.8%
Switzerland	4.3%
South Korea	4.0%
Hong Kong	3.7%
Singapore	2.5%
Spain	2.2%
Finland	2.1%
Other	10.6%

Total	100.0%

Sector Diversification* as of 2/28/18

Industrials	22.7%
Consumer Discretionary	17.0%
Materials	13.7%
Financials	10.9%
Consumer Staples	8.4%
Real Estate	8.0%
Information Technology	6.4%
Utilities	5.0%
Health Care	3.2%
Telecommunication Services	2.4%
Energy	2.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers FTSE Emerging Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/18 (9.3% of Net Assets)

Description	% of Net Assets
Barloworld Ltd. (South Africa)	1.4%
Tatneft PJSC (Russia)	1.0%
China Shenhua Energy Co. Ltd. (China)	1.0%
Itausa — Investimentos Itau SA (Brazil)	1.0%
Kingboard Chemical Holdings Ltd. (Hong Kong)	1.0%
Wistron Corp. (Taiwan)	0.8%
China Petroleum & Chemical Corp. (China)	0.8%
Pegatron Corp. (Taiwan)	0.8%
Polski Koncern Naftowy ORLEN SA (Poland)	0.8%
Bidvest Group Ltd. (South Africa)	0.7%

Country Diversification* as of 2/28/18

Taiwan	15.6%
China	15.5%
South Africa	12.5%
Brazil	7.5%
India	6.9%
Russia	4.9%
Malaysia	4.8%
Hong Kong	4.7%
Thailand	4.4%
Mexico	3.8%
Poland	3.7%
Chile	3.6%
Turkey	3.4%
Philippines	2.1%
Other	6.6%

Total	100.0%

Sector Diversification* as of 2/28/18

Financials	13.5%
Industrials	13.4%
Materials	13.1%
Energy	11.0%
Information Technology	10.0%
Consumer Discretionary	9.2%
Consumer Staples	8.1%
Utilities	8.1%
Real Estate	6.4%
Telecommunication Services	4.4%
Health Care	2.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/18 (6.7% of Net Assets)

Description	% of Net Assets
Baxter International, Inc.	1.1%
Lear Corp.	0.8%
Corning, Inc.	0.7%
Aptiv PLC	0.7%
FNF Group	0.7%
Equity Residential	0.6%
Lamb Weston Holdings, Inc.	0.6%
Progressive Corp.	0.5%
Avery Dennison Corp.	0.5%
Cigna Corp.	0.5%

Sector Diversification* as of 2/28/18

Consumer Discretionary	17.3%
Industrials	16.6%
Information Technology	15.7%
Financials	14.2%
Health Care	10.2%
Utilities	7.9%
Materials	6.0%
Real Estate	5.8%
Consumer Staples	5.6%
Energy	0.5%
Telecommunication Services	0.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Russell 2000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/18 (3.1% of Net Assets)

Description	% of Net Assets
Providence Service Corp.	0.4%
TrueBlue, Inc.	0.3%
Walker & Dunlop, Inc.	0.3%
Wabash National Corp.	0.3%
Callaway Golf Co.	0.3%
NMI Holdings, Inc.	0.3%
iShares Russell 2000 ETF	0.3%
Infinity Property & Casualty Corp.	0.3%
Insperity, Inc.	0.3%
Kadant, Inc.	0.3%

Sector Diversification* as of 2/28/18

Financials	27.4%
Industrials	18.8%
Consumer Discretionary	16.1%
Information Technology	11.3%
Health Care	7.8%
Real Estate	7.3%
Materials	4.2%
Utilities	2.6%
Consumer Staples	2.4%
Energy	1.3%
Telecommunication Services	0.8%

Total	100.0%

* As a percent of total investments excluding exchange traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers Russell 1000 Comprehensive Factor ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$1,076.80	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
Xtrackers FTSE Emerging Comprehensive Factor ETF
Actual	$1,000.00	$1,066.90	0.50%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Xtrackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$1,093.30	0.19%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Xtrackers Russell 2000 Comprehensive Factor ETF
Actual	$1,000.00	$1,074.60	0.30%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 8.3%
Adelaide Brighton Ltd.	8,811	$45,178
AGL Energy Ltd.	10,612	180,769
Alumina Ltd.	4,430	7,698
Amcor Ltd.	3,625	39,264
Ansell Ltd.	806	16,487
APA Group	6,054	37,741
Aristocrat Leisure Ltd.	5,187	99,635
ASX Ltd.	895	40,723
Aurizon Holdings Ltd.	9,712	34,586
AusNet Services	15,011	19,885
Australia & New Zealand Banking Group Ltd.	296	6,701
Bendigo & Adelaide Bank Ltd.	2,783	24,593
BlueScope Steel Ltd.	7,551	96,088
Boral Ltd.	535	3,256
Brambles Ltd.	1,408	10,533
Caltex Australia Ltd.	3,860	105,788
Challenger Ltd.	4,257	41,798
CIMIC Group Ltd.	451	16,447
Coca-Cola Amatil Ltd.	1,711	11,600
Cochlear Ltd.	387	55,459
Computershare Ltd.	8,662	120,418
Crown Resorts Ltd.	2,721	28,625
CSL Ltd.	416	52,894
CSR Ltd.	24,451	98,506
Dexus REIT	32,395	234,767
Downer EDI Ltd.	870	4,698
DuluxGroup Ltd.	5,337	31,940
Flight Centre Travel Group Ltd. (a)	838	37,738
Goodman Group REIT	17,526	112,125
GPT Group REIT	45,525	168,863
Harvey Norman Holdings Ltd. (a)	2,930	9,156
Incitec Pivot Ltd.	13,601	40,275
Insurance Australia Group Ltd.	26,375	168,532
IOOF Holdings Ltd.	4,073	33,104
LendLease Group (b)	11,207	155,885
Macquarie Atlas Roads Group (b)	9,352	40,373
Macquarie Group Ltd.	54	4,362
Magellan Financial Group Ltd.	626	12,400
Medibank Pvt Ltd.	40,498	100,039
Metcash Ltd.	16,329	41,227
Mirvac Group REIT	108,020	178,450
National Australia Bank Ltd.	147	3,457
Newcrest Mining Ltd.	388	6,425
Nufarm Ltd.	988	6,375
Oil Search Ltd.	1,170	6,883
Orica Ltd.	6,320	91,849
Origin Energy Ltd.*	1,675	11,812
Orora Ltd.	15,552	39,992
OZ Minerals Ltd.	924	6,941
Perpetual Ltd.	747	30,194
Platinum Asset Management Ltd.	687	3,432
Qantas Airways Ltd.	16,003	73,450
QBE Insurance Group Ltd.	3,082	24,473
Ramsay Health Care Ltd.	296	14,739
REA Group Ltd.	327	19,618

	Number of Shares	Value
Australia (Continued)
Scentre Group REIT	24,187	$72,375
SEEK Ltd.	1,808	28,474
Shopping Centres Australasia Property Group REIT	38,070	66,452
Sonic Healthcare Ltd.	1,958	37,381
South32 Ltd.	4,402	11,388
Star Entertainment Group Ltd.	3,113	12,905
Stockland REIT	35,703	112,399
Suncorp Group Ltd.	1,850	19,548
Sydney Airport (b)	1,407	7,225
Tabcorp Holdings Ltd.	9,372	33,740
Telstra Corp. Ltd.	4,039	10,544
Transurban Group (b)	2,678	24,165
Treasury Wine Estates Ltd.	1,942	26,483
Vicinity Centres REIT	17,052	32,954
Wesfarmers Ltd.	1,949	62,770
Westfield Corp. REIT	4,499	30,711
Westpac Banking Corp.	183	4,388
Woodside Petroleum Ltd.*	2,941	66,874
Woolworths Group Ltd. (a)	7,521	161,815

		3,730,837

Austria — 0.4%
ANDRITZ AG	513	29,845
Erste Group Bank AG*	91	4,651
OMV AG	535	30,733
Telekom Austria AG*	3,538	31,716
Vienna Insurance Group AG Wiener Versicherung Gruppe	183	6,107
voestalpine AG	1,080	62,700

		165,752

Belgium — 1.0%
Ackermans & van Haaren NV	152	27,493
Ageas	295	15,525
bpost SA	1,108	37,676
Colruyt SA	595	32,170
KBC Group NV	90	8,485
Proximus SADP	2,160	69,523
Sofina SA	87	14,834
Solvay SA	324	44,694
Telenet Group Holding NV*	204	14,045
UCB SA	32	2,657
Umicore SA	2,799	158,810

		425,912

Canada — 4.7%
Alimentation Couche-Tard, Inc., Class B	329	16,019
ARC Resources Ltd.	237	2,290
Bank of Montreal	147	11,179
Bank of Nova Scotia	205	12,719
BCE, Inc.	303	13,242
Brookfield Asset Management, Inc., Class A	597	23,179
Canadian Imperial Bank of Commerce	669	61,191
Canadian National Railway Co.	625	48,426
Canadian Natural Resources Ltd.	102	3,164
Canadian Pacific Railway Ltd.	175	31,344

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Canadian Tire Corp. Ltd., Class A	874	$118,950
Canadian Utilities Ltd., Class A	1,202	31,791
CGI Group, Inc., Class A*	1,073	62,805
CI Financial Corp.	7,434	165,580
Constellation Software, Inc.	117	75,841
Dollarama, Inc.	805	93,828
Enbridge, Inc.	92	2,930
Fortis, Inc.	473	15,478
George Weston Ltd.	355	29,065
Great-West Lifeco, Inc.	595	15,723
Husky Energy, Inc.*	572	7,562
Hydro One Ltd., 144A	692	11,098
IGM Financial, Inc.	1,975	60,405
Imperial Oil Ltd. (a)	358	9,709
Intact Financial Corp.	685	53,058
Inter Pipeline Ltd.	594	10,342
Loblaw Cos. Ltd.	457	23,511
Magna International, Inc.	4,526	249,374
Manulife Financial Corp.	4,014	76,499
Metro, Inc.	2,219	70,102
National Bank of Canada	146	7,094
Nutrien Ltd.*	1,968	96,837
Pembina Pipeline Corp.	803	25,857
Power Corp. of Canada	2,635	62,536
Power Financial Corp.	1,079	28,210
Restaurant Brands International, Inc.	1,013	59,459
RioCan Real Estate Investment Trust REIT	2,971	54,465
Rogers Communications, Inc., Class B	1,702	76,802
Royal Bank of Canada	266	20,986
Saputo, Inc.	958	30,661
Shaw Communications, Inc., Class B	4,006	77,660
SNC-Lavalin Group, Inc.	326	14,164
Sun Life Financial, Inc. (a)	1,919	79,165
Suncor Energy, Inc.	359	11,835
TELUS Corp.	742	26,823
Thomson Reuters Corp.	389	15,349
Toronto-Dominion Bank	390	22,523
TransCanada Corp.	144	6,237

		2,123,067

China — 0.3%
AAC Technologies Holdings, Inc.	376	7,491
Minth Group Ltd.	4,040	23,903
Tingyi Cayman Islands Holding Corp.	13,427	28,208
Uni-President China Holdings Ltd.	14,897	12,755
Want Want China Holdings Ltd.	52,112	44,019

		116,376

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class B	1	1,642
Carlsberg A/S, Class B	357	43,871
Chr Hansen Holding A/S	420	35,018
Coloplast A/S, Class B	298	25,266
Danske Bank A/S	594	23,955
DSV A/S	359	28,251
Genmab A/S*	31	6,332
H Lundbeck A/S	266	13,974

	Number of Shares	Value
Denmark (Continued)
ISS A/S	1,227	$44,680
Novozymes A/S, Class B*	627	32,352
Orsted A/S, 144A	451	28,139
Pandora A/S	205	21,491
TDC A/S	7,546	61,495
Tryg A/S	1,347	32,038
Vestas Wind Systems A/S	61	4,433
William Demant Holding A/S*	719	25,817

		428,754

Finland — 2.1%
Elisa OYJ	1,885	81,271
Fortum OYJ	922	20,298
Huhtamaki OYJ	180	7,638
Kesko OYJ, Class B	1,705	99,338
Kone OYJ, Class B (a)	832	43,218
Metso OYJ	476	15,309
Neste OYJ	752	55,251
Nokian Renkaat OYJ	1,253	57,721
Orion OYJ, Class B	1,290	42,166
Sampo OYJ, Class A	796	45,280
Stora Enso OYJ, Class R	7,525	133,767
UPM-Kymmene OYJ	7,023	241,807
Wartsila OYJ Abp	1,254	88,616

		931,680

France — 6.1%
Aeroports de Paris	92	18,626
Air Liquide SA	85	10,694
Airbus SE	205	24,588
Alstom SA	919	38,838
Amundi SA, 144A	152	12,451
Arkema SA	473	61,987
Atos SE	834	110,365
AXA SA	336	10,597
BioMerieux	413	31,835
BNP Paribas SA	83	6,617
Bollore SA	6,023	34,129
Bouygues SA	2,422	123,063
Bureau Veritas SA	946	24,818
Capgemini SE	534	67,051
Carrefour SA	685	15,832
Casino Guichard Perrachon SA	242	13,170
Cie de Saint-Gobain	1,377	78,506
Cie Generale des Etablissements Michelin	1,614	249,411
Cie Plastic Omnium SA	297	13,990
CNP Assurances	376	9,172
Credit Agricole SA	162	2,793
Danone SA	25	2,005
Dassault Aviation SA	23	40,030
Dassault Systemes SE	233	30,194
Edenred	835	29,463
Eiffage SA	594	64,550
Electricite de France SA	329	4,296
Elior Group SA, 144A	712	15,648
Engie SA	3,144	49,370
Essilor International SA	93	12,233

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
France (Continued)
Eurazeo SA	573	$54,826
Eutelsat Communications SA	1,527	35,758
Faurecia	716	60,500
Fonciere Des Regions REIT	390	40,883
Gecina SA REIT	240	42,180
Getlink SE	453	5,837
Hermes International	26	14,019
Iliad SA	59	13,881
Imerys SA	326	33,319
Ingenico Group SA	91	7,938
Ipsen SA	358	52,767
JCDecaux SA	122	4,756
Kering	56	26,501
Klepierre SA REIT	655	27,106
Lagardere SCA	3,869	114,196
Legrand SA	780	61,399
LVMH Moet Hennessy Louis Vuitton SE	62	18,640
Orange SA	2,455	41,740
Orpea	205	24,673
Pernod Ricard SA	92	15,148
Publicis Groupe SA	204	15,436
Remy Cointreau SA	143	19,516
Renault SA	31	3,383
Rexel SA	1,828	32,272
Rubis SCA	1,254	90,008
Safran SA	564	62,529
Sanofi	91	7,218
Sartorius Stedim Biotech	122	10,832
Schneider Electric SE*	489	42,691
SCOR SE	1,918	81,852
SEB SA	31	6,348
Societe BIC SA	47	4,938
Societe Generale SA	59	3,391
Sodexo SA (a)	234	28,854
Suez	3,236	44,697
Teleperformance	122	17,424
Thales SA	447	49,906
TOTAL SA	93	5,328
Ubisoft Entertainment SA*	238	19,739
Unibail-Rodamco SE REIT	204	47,709
Valeo SA	952	62,073
Veolia Environnement SA	2,548	62,060
Vinci SA	508	50,384
Vivendi SA	1,079	27,965
Zodiac Aerospace*	495	15,075

		2,714,017

Germany — 5.2%
adidas AG	174	38,751
Allianz SE	60	14,052
Axel Springer SE	481	43,412
BASF SE	204	21,500
Bayer AG	92	10,798
Bayerische Motoren Werke AG	61	6,459
Beiersdorf AG	204	22,423
Brenntag AG	598	37,547
CECONOMY AG	3,748	49,164

	Number of Shares	Value
Germany (Continued)
Continental AG	92	$25,325
Covestro AG, 144A	1,013	115,322
Daimler AG	92	7,907
Deutsche Boerse AG	182	24,295
Deutsche Lufthansa AG	3,473	116,994
Deutsche Post AG	1,813	83,231
Deutsche Telekom AG	686	11,094
Deutsche Wohnen SE	2,721	112,669
E.ON SE	3,382	34,484
Evonik Industries AG	557	20,672
Fielmann AG	205	16,964
Fraport AG Frankfurt Airport Services Worldwide	391	40,125
Fresenius Medical Care AG & Co. KGaA	204	21,671
Fresenius SE & Co. KGaA	116	9,493
FUCHS PETROLUB SE	388	20,325
GEA Group AG	132	6,271
Hannover Rueck SE	235	32,073
HeidelbergCement AG	143	14,431
Hella GmbH & Co KGaA	359	24,388
Henkel AG & Co. KGaA	93	11,212
HOCHTIEF AG	234	39,528
HUGO BOSS AG	1,261	112,826
Infineon Technologies AG	1,823	49,805
Innogy SE, 144A	687	27,491
K+S AG	145	4,059
KION Group AG	85	7,307
LANXESS AG	55	4,602
LEG Immobilien AG	601	62,658
Linde AG*	247	55,536
MAN SE	93	10,617
Merck KGaA	204	20,457
METRO AG	2,518	49,275
MTU Aero Engines AG	670	112,442
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	92	20,657
OSRAM Licht AG	419	33,360
ProSiebenSat.1 Media SE	626	24,844
Rational AG	1	651
RWE AG*	1,403	28,080
SAP SE	62	6,518
Siemens AG	153	20,236
Symrise AG	144	11,746
Talanx AG	174	7,721
Telefonica Deutschland Holding AG	4,376	20,228
thyssenkrupp AG	1,172	31,905
TUI AG	7,375	156,947
Uniper SE	6,768	205,787
United Internet AG	388	26,482
Vonovia SE	2,372	108,633
Wacker Chemie AG	121	20,668
Wirecard AG	564	67,908

		2,342,026

Hong Kong — 3.7%
AIA Group Ltd.	1,111	9,307
ASM Pacific Technology Ltd.	2,481	35,668

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Bank of East Asia Ltd.	2,002	$8,814
BOC Hong Kong Holdings Ltd.	1,973	9,984
Cafe de Coral Holdings Ltd.	1,350	3,426
Cathay Pacific Airways Ltd.*	2,423	4,106
Champion REIT	53,816	38,306
China Mengniu Dairy Co. Ltd.*	6,801	22,466
Chow Tai Fook Jewellery Group Ltd.	8,559	9,417
CK Asset Holdings Ltd.	4,646	40,195
CK Hutchison Holdings Ltd.	2,514	31,484
CK Infrastructure Holdings Ltd.	594	4,987
CLP Holdings Ltd.	4,732	47,832
Dah Sing Financial Holdings Ltd.	533	3,467
Dairy Farm International Holdings Ltd.	2,500	21,125
First Pacific Co. Ltd.	20,324	12,700
Galaxy Entertainment Group Ltd.	657	5,751
Great Eagle Holdings Ltd.	2,666	13,304
Hang Lung Group Ltd.	3,320	11,243
Hang Lung Properties Ltd.	9,681	23,135
Hang Seng Bank Ltd.	328	8,153
Henderson Land Development Co. Ltd.	5,758	37,527
Hong Kong & China Gas Co. Ltd.	10,539	20,848
Hong Kong Exchanges & Clearing Ltd.	328	11,904
Hongkong Land Holdings Ltd.	17,700	121,953
Hopewell Highway Infrastructure Ltd.	19,599	11,847
Hopewell Holdings Ltd.	12,405	48,667
Hysan Development Co. Ltd.	477	2,764
Jardine Strategic Holdings Ltd.	100	3,983
Johnson Electric Holdings Ltd.	12,051	47,817
Kerry Logistics Network Ltd.	6,023	8,205
Kerry Properties Ltd.	12,532	56,932
Lifestyle International Holdings Ltd.	9,730	14,299
Link REIT	28,508	243,720
Melco International Development Ltd.	2,730	7,675
MTR Corp. Ltd.	1,586	8,411
New World Development Co. Ltd.	9,608	14,636
NWS Holdings Ltd.	31,043	58,553
PCCW Ltd.	27,508	15,678
Power Assets Holdings Ltd.	2,099	17,851
Shangri-La Asia Ltd.	7,308	16,455
Sino Land Co. Ltd.	15,057	26,630
SJM Holdings Ltd.	14,780	14,185
Sun Art Retail Group Ltd.	26,579	35,324
Sun Hung Kai Properties Ltd.	1,325	22,130
Swire Pacific Ltd., Class A	1,494	15,121
Swire Properties Ltd.	7,168	24,503
Techtronic Industries Co. Ltd.	15,080	94,620
Television Broadcasts Ltd.	992	3,271
Towngas China Co. Ltd.*	13,395	10,835
VTech Holdings Ltd.	5,368	74,086
WH Group Ltd., 144A	21,720	26,923
Wharf Holdings Ltd.	5,398	20,212
Wharf Real Estate Investment Co. Ltd.*	5,398	36,698
Wheelock & Co. Ltd.	6,988	50,946
Xinyi Glass Holdings Ltd.*	16,143	25,126
Yue Yuen Industrial Holdings Ltd.	9,849	42,163

		1,657,368

	Number of Shares	Value
Ireland — 0.7%
CRH PLC	1,882	$62,286
DCC PLC	482	44,065
Glanbia PLC	894	15,897
James Hardie Industries PLC CDI	1,072	19,088
Kerry Group PLC, Class A	266	26,587
Kingspan Group PLC	1,194	50,678
Smurfit Kappa Group PLC	2,873	100,627

		319,228

Israel — 1.2%
Airport City Ltd.*	945	11,290
Alony Hetz Properties & Investments Ltd.	2,579	25,014
Amot Investments Ltd.	4,399	25,321
Azrieli Group Ltd.	297	14,677
Bank Hapoalim BM	809	5,798
Bank Leumi Le-Israel BM	10,499	63,697
Bezeq The Israeli Telecommunication Corp. Ltd.	19,323	29,642
Delek Automotive Systems Ltd.	1,509	9,928
Elbit Systems Ltd.	511	73,064
First International Bank of Israel Ltd.	297	6,549
Frutarom Industries Ltd.	388	35,734
Gazit-Globe Ltd.	782	7,967
Harel Insurance Investments & Financial Services Ltd.	1,828	14,626
Israel Chemicals Ltd.	4,030	17,305
Israel Corp. Ltd.*	60	11,829
Israel Discount Bank Ltd., Class A*	8,481	24,409
Melisron Ltd.	422	18,619
Mizrahi Tefahot Bank Ltd.	2,595	48,113
Nice Ltd.*	303	29,563
Oil Refineries Ltd.	7,340	3,503
Paz Oil Co. Ltd.*	93	15,203
Shikun & Binui Ltd.	10,133	18,921
Shufersal Ltd.	3,505	25,108
Strauss Group Ltd.	751	16,967
Tower Semiconductor Ltd.*	235	6,919

		559,766

Italy — 1.3%
A2A SpA	17,903	31,792
Assicurazioni Generali SpA	1,315	24,763
Atlantia SpA	543	16,809
Buzzi Unicem SpA	266	6,586
Buzzi Unicem SpA-RSP	421	6,039
Davide Campari-Milano SpA	2,487	17,896
Enel SpA	8,325	48,524
Eni SpA	390	6,523
Ferrari NV	238	29,753
FinecoBank Banca Fineco SpA	539	6,653
Intesa Sanpaolo SpA	1,322	4,992
Leonardo SpA	1,854	20,012
Luxottica Group SpA	91	5,478
Mediobanca SpA	521	6,262
Moncler SpA	1,201	42,040
Parmalat SpA	1,193	4,307
Poste Italiane SpA, 144A	483	4,160

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Italy (Continued)
PRADA SpA	1,469	$6,073
Prysmian SpA	2,995	94,682
Recordati SpA	805	28,915
Salvatore Ferragamo SpA (a)	152	4,290
Snam SpA	8,778	39,409
Telecom Italia SpA*	24,604	22,206
Telecom Italia SpA-RSP	15,115	11,559
Terna Rete Elettrica Nazionale SpA	14,867	82,684
UnipolSai Assicurazioni SpA	1,608	3,880

		576,287

Japan — 29.8%
Aeon Co. Ltd. (a)	5,300	89,728
Aeon Mall Co. Ltd.	400	8,386
Aica Kogyo Co. Ltd.	2,500	95,473
Ain Holdings, Inc.	100	6,710
Air Water, Inc.	2,700	54,073
Aisin Seiki Co. Ltd.	1,500	88,140
Ajinomoto Co., Inc.	400	7,336
Alfresa Holdings Corp.	2,700	60,956
Amada Holdings Co. Ltd.	2,900	39,027
ANA Holdings, Inc.	2,600	104,848
Aoyama Trading Co. Ltd.	100	4,175
Aozora Bank Ltd.	400	16,475
Ariake Japan Co. Ltd.	100	7,938
Asahi Glass Co. Ltd.	2,800	116,902
Asahi Group Holdings Ltd.	600	30,876
Asahi Kasei Corp.	11,509	149,222
Astellas Pharma, Inc.	2,400	35,548
Autobacs Seven Co. Ltd.	2,900	56,693
Azbil Corp.	2,700	120,444
Bandai Namco Holdings, Inc.	2,700	87,676
Benesse Holdings, Inc.	300	10,838
Bic Camera, Inc.	3,000	45,349
Bridgestone Corp.	2,800	125,482
Brother Industries Ltd.	2,300	57,896
Canon Marketing Japan, Inc.	2,600	70,906
Canon, Inc.	800	30,709
Central Japan Railway Co.	100	18,696
Chiba Bank Ltd.	1,000	8,322
Chubu Electric Power Co., Inc.	2,900	39,693
Chugai Pharmaceutical Co. Ltd.	100	5,201
Chugoku Bank Ltd.	100	1,244
Chugoku Electric Power Co., Inc.	2,500	29,310
Citizen Watch Co. Ltd.	2,900	22,340
Coca-Cola Bottlers Japan Holdings, Inc.	675	25,746
COMSYS Holdings Corp.	3,100	82,101
Concordia Financial Group Ltd.	2,500	14,667
Cosmo Energy Holdings Co. Ltd.	600	21,199
Credit Saison Co. Ltd.	100	1,733
Dai Nippon Printing Co. Ltd.	5,300	111,806
Daicel Corp.	5,700	65,758
Daifuku Co. Ltd.	139	9,197
Dai-ichi Life Holdings, Inc.	100	1,998
Daiichi Sankyo Co. Ltd.	300	10,706
Daiichikosho Co. Ltd.	1,100	58,760
Daikin Industries Ltd.	100	11,855

	Number of Shares	Value
Japan (Continued)
Daikyo, Inc.	100	$2,136
Daito Trust Construction Co. Ltd.	1,300	216,250
Daiwa House Industry Co. Ltd.	2,900	108,086
Denka Co. Ltd.	2,700	100,455
Denso Corp.	1,300	76,571
DIC Corp.	700	25,355
Disco Corp.	211	49,851
Don Quijote Holdings Co. Ltd.	100	5,632
East Japan Railway Co.	500	47,139
Ebara Corp.	400	14,995
Electric Power Development Co. Ltd.	2,700	68,876
Exedy Corp.	400	13,102
Ezaki Glico Co. Ltd.	100	4,901
FamilyMart UNY Holdings Co. Ltd. (a)	69	5,231
FANUC Corp.	100	25,594
Fuji Electric Co. Ltd.	4,000	30,664
Fuji Oil Holdings, Inc.	200	5,960
FUJIFILM Holdings Corp.	1,800	75,522
Fujikura Ltd.	2,800	20,678
Fujitsu Ltd.	3,000	18,103
Fukuyama Transporting Co. Ltd.	200	8,753
Furukawa Electric Co. Ltd.	200	11,021
Glory Ltd.	200	7,582
GS Yuasa Corp.	1,000	5,595
Gunma Bank Ltd.	2,900	18,019
H2O Retailing Corp.	2,500	49,388
Hachijuni Bank Ltd.	2,900	17,638
Hakuhodo DY Holdings, Inc.	6,200	90,178
Hamamatsu Photonics KK	500	20,079
Hankyu Hanshin Holdings, Inc.	2,600	97,465
Haseko Corp.	100	1,478
Heiwa Corp.	400	8,686
Hino Motors Ltd.	300	3,978
Hirose Electric Co. Ltd.	200	29,895
Hitachi Chemical Co. Ltd.	2,600	58,455
Hitachi Construction Machinery Co. Ltd.	200	8,613
Hitachi High-Technologies Corp.	100	4,920
Hitachi Ltd.	26,000	199,316
Hitachi Metals Ltd.	2,400	30,949
Hitachi Transport System Ltd.	100	2,486
Honda Motor Co. Ltd.	100	3,641
Horiba Ltd.	100	7,441
Hoshizaki Corp.	100	9,072
House Foods Group, Inc.	2,900	97,840
Hoya Corp.	1,300	69,090
Idemitsu Kosan Co. Ltd.	1,800	69,584
Iida Group Holdings Co. Ltd.	100	1,896
Inpex Corp.	3,200	39,331
Isetan Mitsukoshi Holdings Ltd.	2,900	34,298
Isuzu Motors Ltd.	2,600	41,106
Ito En Ltd.	600	25,360
ITOCHU Corp.	5,700	110,362
Itochu Techno-Solutions Corp.	800	32,951
Itoham Yonekyu Holdings, Inc.	2,500	21,203
Iyo Bank Ltd.	100	798
Izumi Co. Ltd.	200	13,158

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
J. Front Retailing Co. Ltd.	2,400	$43,882
Japan Airlines Co. Ltd.	2,900	111,130
JFE Holdings, Inc.	100	2,331
JSR Corp.	5,600	135,926
JTEKT Corp.	100	1,559
JXTG Holdings, Inc.	14,850	91,295
Kagome Co. Ltd.	2,500	85,633
Kajima Corp.	21,000	201,134
Kamigumi Co. Ltd.	5,300	116,674
Kaneka Corp.	2,000	20,449
Kansai Electric Power Co., Inc.	2,900	35,467
Kansai Paint Co. Ltd.	88	2,227
Kao Corp.	900	66,227
KDDI Corp.	500	12,349
Keihan Holdings Co. Ltd.	200	6,288
Keikyu Corp.	2,400	43,139
Keio Corp.	200	8,800
Keisei Electric Railway Co. Ltd.	400	13,120
Kewpie Corp.	200	5,494
Keyence Corp.	100	61,169
Kikkoman Corp.	200	7,985
Kinden Corp.	6,100	100,843
Kintetsu Group Holdings Co. Ltd.	300	11,583
Kirin Holdings Co. Ltd.	5,400	140,611
Kissei Pharmaceutical Co. Ltd.	100	2,737
Kobayashi Pharmaceutical Co. Ltd.	600	39,305
Koito Manufacturing Co. Ltd.	800	55,855
Komatsu Ltd.	2,000	73,399
Komeri Co. Ltd.	2,100	60,813
Konami Holdings Corp.	400	21,180
Konica Minolta, Inc.	100	929
Kose Corp.	100	18,874
K’s Holdings Corp.	2,900	81,044
Kubota Corp.	400	7,299
Kuraray Co. Ltd.	12,300	216,018
Kurita Water Industries Ltd.	3,100	95,727
Kyocera Corp.	1,600	95,261
KYORIN Holdings, Inc.	100	1,938
Kyushu Electric Power Co., Inc.	3,100	34,892
Kyushu Railway Co.	2,426	75,027
Lawson, Inc.	100	6,551
Lintec Corp.	1,600	46,783
Lion Corp.	2,706	51,100
LIXIL Group Corp.	2,700	66,320
Mabuchi Motor Co. Ltd.	100	5,183
Maeda Corp.	2,900	34,951
Maeda Road Construction Co. Ltd.	2,000	44,140
Makita Corp.	1,700	80,774
Marubeni Corp.	17,900	137,506
Maruichi Steel Tube Ltd.	200	6,316
Matsumotokiyoshi Holdings Co. Ltd.	1,700	72,012
Mazda Motor Corp.	100	1,402
Mebuki Financial Group, Inc.	2,200	8,927
Medipal Holdings Corp.	2,800	57,467
MEIJI Holdings Co. Ltd.	100	7,338
MINEBEA MITSUMI, Inc.	100	2,305
MISUMI Group, Inc.	2,400	69,725

	Number of Shares	Value
Japan (Continued)
Mitsubishi Chemical Holdings Corp.	8,300	$85,096
Mitsubishi Corp.	2,600	73,489
Mitsubishi Electric Corp.	3,100	52,788
Mitsubishi Gas Chemical Co., Inc.	4,400	110,510
Mitsubishi Materials Corp.	500	15,791
Mitsubishi Shokuhin Co. Ltd.	100	3,013
Mitsubishi Tanabe Pharma Corp.	800	17,206
Mitsui & Co. Ltd.	3,000	54,866
Mitsui Chemicals, Inc.	200	6,157
Mitsui Fudosan Co. Ltd.	500	12,080
Mitsui OSK Lines Ltd.	100	3,158
Miura Co. Ltd.	100	2,826
Mizuho Financial Group, Inc.	6,000	11,212
Morinaga & Co. Ltd.	300	13,748
MS&AD Insurance Group Holdings, Inc.	400	12,491
Nabtesco Corp.	1,300	56,591
Nagase & Co. Ltd.	3,100	54,211
Nagoya Railroad Co. Ltd.	200	5,123
Nankai Electric Railway Co. Ltd.	400	10,230
NGK Insulators Ltd.	100	1,878
NGK Spark Plug Co. Ltd.	200	5,121
NH Foods Ltd.	2,000	45,078
NHK Spring Co. Ltd.	5,500	58,245
Nichirei Corp.	2,500	64,079
Nifco, Inc.	200	14,414
Nihon Kohden Corp.	100	2,821
Nihon M&A Center, Inc.	103	6,718
Nikon Corp.	2,500	51,122
Nippo Corp.	1,000	23,710
Nippon Express Co. Ltd.	1,300	87,718
Nippon Kayaku Co. Ltd.	5,800	75,065
Nippon Paint Holdings Co. Ltd.	100	3,664
Nippon Paper Industries Co. Ltd.	400	7,910
Nippon Shokubai Co. Ltd.	200	14,245
Nippon Steel & Sumitomo Metal Corp.	2,400	57,501
Nippon Telegraph & Telephone Corp.	200	9,338
Nippon Television Holdings, Inc.	2,100	40,030
Nippon Yusen KK*	100	2,185
Nishi-Nippon Financial Holdings, Inc.	2,400	29,869
Nishi-Nippon Railroad Co. Ltd.	200	5,347
Nissan Chemical Industries Ltd.	1,100	43,915
Nissan Motor Co. Ltd.	2,400	25,303
Nissan Shatai Co. Ltd.	2,400	24,449
Nisshin Seifun Group, Inc.	5,300	105,399
Nisshinbo Holdings, Inc.	100	1,531
Nissin Foods Holdings Co. Ltd.	400	27,440
Nitori Holdings Co. Ltd.	100	16,883
Nitto Denko Corp.	500	41,718
NOF Corp.	2,900	80,419
NOK Corp.	200	4,307
Nomura Holdings, Inc.	2,300	14,218
Nomura Real Estate Holdings, Inc.	300	7,276
Nomura Research Institute Ltd.	1,610	72,726
NS Solutions Corp.	100	2,680
NSK Ltd.	200	3,016
NTT DOCOMO, Inc.	100	2,572
Obayashi Corp.	11,700	133,113

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Obic Co. Ltd.	300	$25,135
Oji Holdings Corp.	21,000	138,157
Omron Corp.	1,300	77,485
Oracle Corp.	100	7,797
Oriental Land Co. Ltd.	200	19,530
ORIX Corp.	2,500	44,750
Osaka Gas Co. Ltd.	3,100	61,532
OSG Corp.	300	7,127
Otsuka Corp.	400	37,374
Otsuka Holdings Co. Ltd.	100	5,046
PALTAC CORPORATION	2,200	114,428
Panasonic Corp.	400	6,288
Park24 Co. Ltd.	200	4,825
Persol Holdings Co. Ltd.	900	23,203
Pigeon Corp.	100	4,081
Pola Orbis Holdings, Inc.	135	5,712
Recruit Holdings Co. Ltd.	1,500	36,437
Relo Group, Inc.	800	22,604
Rengo Co. Ltd.	3,000	26,175
Resona Holdings, Inc.	200	1,147
Rinnai Corp.	100	9,006
Rohm Co. Ltd.	100	10,656
Rohto Pharmaceutical Co. Ltd.	800	22,447
Ryohin Keikaku Co. Ltd.	100	34,347
Sankyo Co. Ltd.	100	3,599
Sankyu, Inc.	2,300	112,085
Santen Pharmaceutical Co. Ltd.	200	3,224
Sanwa Holdings Corp.	3,100	43,433
Sapporo Holdings Ltd.	100	2,854
Secom Co. Ltd.	700	50,382
Sega Sammy Holdings, Inc.	2,500	36,526
Seibu Holdings, Inc.	2,400	41,070
Seiko Epson Corp.	100	1,925
Seino Holdings Co. Ltd.	3,000	51,478
Sekisui Chemical Co. Ltd.	8,700	165,105
Sekisui House Ltd.	3,000	52,828
Seven & i Holdings Co. Ltd.	500	20,903
Seven Bank Ltd.	2,500	8,669
Shimachu Co. Ltd.	2,400	79,959
Shimadzu Corp.	2,700	69,711
Shimamura Co. Ltd.	400	47,758
Shimano, Inc.	100	14,507
Shimizu Corp.	6,200	57,988
Shin-Etsu Chemical Co. Ltd.	800	85,282
Shionogi & Co. Ltd.	500	26,198
Shiseido Co. Ltd.	100	6,055
Showa Denko KK	1,100	54,843
Showa Shell Sekiyu KK	2,900	37,859
Skylark Co. Ltd.	2,500	34,441
SMC Corp.	100	42,200
Sojitz Corp.	9,000	29,689
Sompo Holdings, Inc.	700	27,179
Sony Corp.	100	5,100
Sony Financial Holdings, Inc.	100	1,874
Sotetsu Holdings, Inc.	200	5,319
Stanley Electric Co. Ltd.	2,200	86,903
Subaru Corp.	100	3,542

	Number of Shares	Value
Japan (Continued)
Sugi Holdings Co. Ltd.	400	$22,042
Sumitomo Chemical Co. Ltd.	6,000	37,618
Sumitomo Corp.	8,400	148,705
Sumitomo Electric Industries Ltd.	3,200	50,922
Sumitomo Forestry Co. Ltd.	2,600	43,932
Sumitomo Heavy Industries Ltd.	809	32,032
Sumitomo Mitsui Financial Group, Inc.	100	4,392
Sumitomo Osaka Cement Co. Ltd.	1,000	4,639
Sumitomo Rubber Industries Ltd.	3,000	57,860
Sundrug Co. Ltd.	600	27,806
Suntory Beverage & Food Ltd.	700	32,670
Suzuken Co. Ltd.	2,600	106,724
Suzuki Motor Corp.	1,400	80,637
T&D Holdings, Inc.	600	10,006
Taiheiyo Cement Corp.	1,400	52,481
Taisei Corp.	3,700	188,979
Taiyo Nippon Sanso Corp.	300	4,417
Takashimaya Co. Ltd.	6,000	61,234
TDK Corp.	200	18,312
Teijin Ltd.	2,400	47,615
Terumo Corp.	58	3,136
THK Co. Ltd.	100	4,386
TIS, Inc.	100	3,721
Tobu Railway Co. Ltd.	2,700	83,754
Toda Corp.	1,000	7,694
Toho Co. Ltd.	300	9,770
Tohoku Electric Power Co., Inc.	2,900	38,158
Tokai Rika Co. Ltd.	100	2,187
Tokio Marine Holdings, Inc.	500	23,270
Tokyo Broadcasting System Holdings, Inc.	300	6,795
Tokyo Electron Ltd.	143	28,223
Tokyo Gas Co. Ltd.	5,600	140,912
Tokyu Corp.	2,800	44,950
Tokyu Fudosan Holdings Corp.	1,300	9,649
Toppan Printing Co. Ltd.	5,000	43,063
Toray Industries, Inc.	5,300	53,941
Tosoh Corp.	2,400	50,607
TOTO Ltd.	600	31,826
Toyo Seikan Group Holdings Ltd.	100	1,495
Toyo Suisan Kaisha Ltd.	200	7,853
Toyobo Co. Ltd.	100	1,975
Toyoda Gosei Co. Ltd.	200	4,888
Toyota Boshoku Corp.	100	2,153
Toyota Tsusho Corp.	100	3,744
Trend Micro, Inc.	500	28,490
TS Tech Co. Ltd.	100	4,081
Tsumura & Co.	700	23,551
Tsuruha Holdings, Inc.	200	29,090
TV Asahi Holdings Corp.	100	2,044
Ube Industries Ltd.	3,000	94,466
Unicharm Corp.	100	2,814
Ushio, Inc.	100	1,392
USS Co. Ltd.	2,900	60,117
Wacoal Holdings Corp.	2,900	86,425
Welcia Holdings Co. Ltd.	100	4,442
West Japan Railway Co.	1,800	125,522

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Yahoo Japan Corp.	100	$465
Yakult Honsha Co. Ltd.	100	7,188
Yamada Denki Co. Ltd.	5,800	36,799
Yamaguchi Financial Group, Inc.	1,000	12,164
Yamaha Corp.	300	13,298
Yamaha Motor Co. Ltd.	100	3,191
Yamato Holdings Co. Ltd.	100	2,510
Yamato Kogyo Co. Ltd.	100	2,943
Yamazaki Baking Co. Ltd.	200	3,923
Yaskawa Electric Corp.	421	19,767
Yokogawa Electric Corp.	2,500	51,029
Yokohama Rubber Co. Ltd.	100	2,484
Zensho Holdings Co. Ltd.	2,500	52,247
Zeon Corp.	2,900	43,865

		13,358,143

Jersey Island (c) — 0.0%
Randgold Resources Ltd.	92	7,413

Luxembourg (c) — 0.2%
Eurofins Scientific SE	30	16,963
L’Occitane International SA	5,572	10,581
RTL Group SA	295	25,941
SES SA	295	4,724
Tenaris SA	594	10,288

		68,497

Netherlands — 1.5%
Aegon NV	777	5,432
Akzo Nobel NV	1,113	108,272
ASML Holding NV	93	18,296
ASR Nederland NV	1,539	69,338
EXOR NV	235	17,168
GrandVision NV, 144A	123	2,850
Heineken Holding NV	298	29,713
Heineken NV	62	6,468
ING Groep NV	481	8,494
Koninklijke DSM NV	629	65,316
Koninklijke KPN NV	9,023	28,283
Koninklijke Philips NV	1,800	69,220
Koninklijke Vopak NV	233	11,040
NN Group NV	315	14,123
Philips Lighting NV, 144A	2,542	100,948
QIAGEN NV*	476	16,081
Randstad Holding NV	720	51,688
Wolters Kluwer NV	623	31,670

		654,400

New Zealand — 0.9%
Air New Zealand Ltd.	25,982	61,738
Auckland International Airport Ltd.	1,661	7,738
Contact Energy Ltd.	13,211	50,380
Fisher & Paykel Healthcare Corp. Ltd.	6,380	63,590
Fletcher Building Ltd.	955	4,490
Kiwi Property Group Ltd.	16,302	15,660
Mercury NZ Ltd.	6,322	14,474
Meridian Energy Ltd.	6,352	12,846
Ryman Healthcare Ltd.	6,496	50,108
SKYCITY Entertainment Group Ltd.	2,875	8,098

	Number of Shares	Value
New Zealand (Continued)
Spark New Zealand Ltd.	44,206	$107,118

		396,240

Norway — 1.2%
DNB ASA	987	19,610
Gjensidige Forsikring ASA	686	12,577
Marine Harvest ASA	7,670	149,421
Norsk Hydro ASA	15,862	107,877
Orkla ASA	6,055	66,499
Statoil ASA	144	3,327
Telenor ASA	2,064	46,673
Yara International ASA	2,735	121,958

		527,942

Portugal — 0.3%
EDP — Energias de Portugal SA	23,147	77,721
Galp Energia SGPS SA	1,501	27,222
Jeronimo Martins SGPS SA	1,467	30,524

		135,467

Singapore — 2.5%
Ascendas Real Estate Investment Trust REIT	17,300	34,656
BOC Aviation Ltd., 144A	2,723	15,241
CapitaLand Commercial Trust REIT	22,395	29,288
CapitaLand Ltd.	18,300	50,217
CapitaLand Mall Trust REIT	17,300	26,417
City Developments Ltd.	6,200	59,804
ComfortDelGro Corp. Ltd.	11,200	17,187
DBS Group Holdings Ltd.	900	19,526
Frasers Property Ltd.	11,300	16,743
Genting Singapore PLC	20,400	17,889
Golden Agri-Resources Ltd.	158,200	43,052
Hutchison Port Holdings Trust, Class U	20,300	7,409
Jardine Cycle & Carriage Ltd.	93	2,613
Keppel Corp. Ltd.	16,100	97,609
M1 Ltd.	5,900	7,805
Oversea-Chinese Banking Corp. Ltd.	3,063	30,240
SATS Ltd.	8,300	32,627
Sembcorp Industries Ltd.	9,200	22,255
Sembcorp Marine Ltd. (a)	8,997	14,419
SIA Engineering Co. Ltd.	3,100	7,710
Singapore Airlines Ltd.	6,100	51,139
Singapore Exchange Ltd.	9,100	51,937
Singapore Press Holdings Ltd. (a)	6,100	11,989
Singapore Technologies Engineering Ltd.	15,200	39,182
Singapore Telecommunications Ltd.	9,000	22,996
StarHub Ltd.	6,200	11,717
Suntec Real Estate Investment Trust REIT	14,300	21,404
United Overseas Bank Ltd.	1,000	21,083
UOL Group Ltd.	5,916	38,103
Venture Corp. Ltd.	12,800	266,673
Wilmar International Ltd.	8,500	20,754

		1,109,684

South Africa (c) — 0.2%
Investec PLC	2,903	25,399
Mondi PLC	3,090	80,979

		106,378

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
South Korea — 4.0%
BNK Financial Group, Inc.	286	$2,958
Cheil Worldwide, Inc.	1,233	21,178
CJ CheilJedang Corp.	57	17,791
Coway Co. Ltd.	147	11,756
Daelim Industrial Co. Ltd.	87	5,961
Daewoo Engineering & Construction Co. Ltd.*	1,011	4,873
DB Insurance Co. Ltd.	372	23,875
DGB Financial Group, Inc.	726	8,313
Doosan Corp.	158	14,590
E-MART, Inc.	381	106,957
GS Holdings Corp.	1,712	104,500
GS Retail Co. Ltd.	110	3,657
Hana Financial Group, Inc.	84	3,813
Hankook Tire Co. Ltd.	668	36,395
Hanon Systems	437	5,044
Hanwha Chemical Corp.	645	19,775
Hanwha Corp.	1,423	58,016
Hanwha Life Insurance Co. Ltd.	3,269	20,256
Hite Jinro Co. Ltd.*	333	6,765
Hyosung Corp.	202	23,317
Hyundai Construction Equipment Co. Ltd.*	64	10,047
Hyundai Development Co.-Engineering & Construction	138	4,817
Hyundai Electric & Energy System Co. Ltd.*	64	5,349
Hyundai Engineering & Construction Co. Ltd.*	728	25,882
Hyundai Glovis Co. Ltd.	1	132
Hyundai Heavy Industries Co. Ltd.*	67	8,105
Hyundai Marine & Fire Insurance Co. Ltd.	1,157	44,126
Hyundai Mobis Co. Ltd.	83	17,475
Hyundai Motor Co.	89	13,273
Hyundai Robotics Co. Ltd.*	87	35,550
Hyundai Steel Co.	555	27,471
Industrial Bank of Korea	1,449	23,015
Kangwon Land, Inc.	288	7,673
KB Financial Group, Inc.	1,183	69,916
KCC Corp.	15	5,021
Kia Motors Corp.	436	13,830
Korea Electric Power Corp.	138	4,218
Korea Gas Corp.*	167	7,078
Korea Investment Holdings Co. Ltd.*	92	6,669
Korea Zinc Co. Ltd.	47	22,222
KT&G Corp.	519	47,831
Kumho Petrochemical Co. Ltd.	117	9,789
LG Chem Ltd.	70	24,758
LG Corp.	724	57,631
LG Display Co. Ltd.	891	24,560
LG Electronics, Inc.	891	82,197
LG Household & Health Care Ltd.	4	4,063
LG Uplus Corp.	4,779	55,385
Lotte Chemical Corp.	29	12,292
Lotte Corp.*	46	2,663
Lotte Shopping Co. Ltd.	92	17,544
LS Corp.	316	22,177

	Number of Shares	Value
South Korea (Continued)
Mando Corp.	30	$7,134
Mirae Asset Daewoo Co. Ltd.	792	6,787
NCSoft Corp.	9	3,117
NH Investment & Securities Co. Ltd.	779	10,287
NongShim Co. Ltd.	101	28,820
OCI Co. Ltd.	21	3,190
Orion Corp.	333	33,211
Ottogi Corp.	3	1,959
POSCO	197	65,764
S-1 Corp.	168	14,893
Samsung Electro-Mechanics Co. Ltd.	117	10,005
Samsung Electronics Co. Ltd.	8	17,383
Samsung Fire & Marine Insurance Co. Ltd.	84	22,418
Samsung Life Insurance Co. Ltd.	131	14,698
Samsung Securities Co. Ltd.	205	7,497
Shinhan Financial Group Co. Ltd.	115	5,034
Shinsegae Inc.	29	9,185
SK Holdings Co. Ltd.	320	84,071
SK Hynix, Inc.	689	48,864
SK Innovation Co. Ltd.	283	53,704
SK Telecom Co. Ltd.	263	58,288
SKC Co. Ltd.	223	8,083
S-Oil Corp.	256	29,196
Woori Bank	2,158	33,080

		1,789,217

Spain — 2.2%
Abertis Infraestructuras SA	2,518	60,193
Acciona SA	92	7,825
Acerinox SA	451	6,697
ACS Actividades de Construccion y Servicios SA	4,828	166,820
Aena SME SA, 144A	183	37,419
Amadeus IT Group SA	984	72,680
Banco Bilbao Vizcaya Argentaria SA	1,165	9,790
Banco de Sabadell SA	4,282	9,012
Banco Santander SA	718	4,963
Bankinter SA	452	4,999
CaixaBank SA	1,108	5,422
Cellnex Telecom SA, 144A	572	14,762
Corp. Financiera Alba SA	956	58,299
Distribuidora Internacional de Alimentacion SA	5,838	27,940
Enagas SA	1,283	33,518
Endesa SA	2,395	50,534
Ferrovial SA	1,550	33,584
Gas Natural SDG SA	1,468	33,687
Grifols SA	328	9,033
Grupo Catalana Occidente SA	599	25,132
Iberdrola SA	9,152	67,822
Industria de Diseno Textil SA	90	2,740
Mapfre SA	2,723	9,199
Mediaset Espana Comunicacion SA	1,673	19,429
Merlin Properties Socimi SA REIT	5,517	79,165
Red Electrica Corp. SA	2,048	39,966
Repsol SA	2,518	45,160

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Telefonica SA	3,968	$38,683
Zardoya Otis SA	483	5,099

		979,572

Sweden — 4.9%
Alfa Laval AB	2,395	57,899
Assa Abloy AB, Class B	900	20,188
Atlas Copco AB, Class A	692	29,658
Atlas Copco AB, Class B	420	16,018
Boliden AB	2,363	84,105
Electrolux AB, Series B	5,209	171,946
Essity AB, Class B*	2,004	55,146
Fastighets AB Balder, Class B*	600	14,889
Getinge AB, Class B	180	2,272
Hennes & Mauritz AB, Class B (a)	627	10,399
Hexagon AB, Class B	358	21,029
Husqvarna AB, Class B	2,306	24,698
ICA Gruppen AB (a)	897	32,100
Industrivarden AB, Class A	8,631	217,507
Industrivarden AB, Class C	7,549	181,356
Investment AB Latour, Class B	1,555	18,364
Investor AB, Class B	6,024	272,718
L E Lundbergforetagen AB, Class B	1,888	141,620
Lundin Petroleum AB*	265	6,248
Nordea Bank AB	534	6,094
Saab AB, Class B	571	26,043
Sandvik AB	4,491	83,744
Securitas AB, Class B	807	13,918
Skandinaviska Enskilda Banken AB, Class A	1,223	14,454
Skanska AB, Class B	235	4,698
SKF AB, Class B	3,893	81,967
Svenska Cellulosa AB SCA, Class B	30,190	300,606
Svenska Handelsbanken AB, Class A	452	6,230
Swedbank AB, Class A	546	13,773
Swedish Match AB	1,824	77,843
Tele2 AB, Class B	1,346	15,998
Telefonaktiebolaget LM Ericsson, Class B	327	2,201
Telia Co. AB	7,878	37,396
Trelleborg AB, Class B	2,729	70,057
Volvo AB, Class B	3,417	64,727

		2,197,909

Switzerland — 4.3%
ABB Ltd.	1,379	33,649
Adecco Group AG	3,235	261,046
Baloise Holding AG	298	47,047
Barry Callebaut AG	17	33,584
Cie Financiere Richemont SA	565	49,777
Clariant AG*	2,097	52,589
Coca-Cola HBC AG*	1,619	53,203
Credit Suisse Group AG*	148	2,750
DKSH Holding AG	509	43,303
Dufry AG*	267	38,480
EMS-Chemie Holding AG	20	12,825
Ferguson PLC	1,406	99,691
Flughafen Zurich AG	327	77,922

	Number of Shares	Value
Switzerland (Continued)
Geberit AG	121	$54,825
Givaudan SA	20	45,648
Helvetia Holding AG	1	602
Julius Baer Group Ltd.*	233	15,187
Kuehne + Nagel International AG	326	53,365
LafargeHolcim Ltd.*	690	40,434
Logitech International SA	1,509	59,702
Lonza Group AG*	183	46,629
Nestle SA	90	7,169
Novartis AG	59	4,942
Pargesa Holding SA	30	2,660
Partners Group Holding AG	94	68,333
PSP Swiss Property AG	153	14,530
Roche Holding AG	29	6,729
Schindler Holding AG	91	20,626
Schindler Holding AG Participation Certificates	183	42,911
SGS SA	17	43,298
Sika AG	18	148,183
Sonova Holding AG	329	51,662
STMicroelectronics NV	922	21,163
Straumann Holding AG	93	63,030
Sulzer AG	123	16,451
Swatch Group AG — Bearer	91	38,497
Swatch Group AG — Registered	122	9,818
Swiss Life Holding AG*	144	52,264
Swiss Prime Site AG*	327	30,588
Swiss Re AG	565	57,693
Swisscom AG	60	32,506
Temenos Group AG*	444	52,103
Zurich Insurance Group AG	97	32,024

		1,939,438

United Kingdom — 11.0%
3i Group PLC	39,139	506,705
Admiral Group PLC	1,052	26,714
Aggreko PLC	207	2,132
Ashmore Group PLC	2,514	14,299
Ashtead Group PLC	2,071	60,324
Associated British Foods PLC	174	6,308
AstraZeneca PLC	62	4,079
Auto Trader Group PLC, 144A	3,239	16,289
Aviva PLC	1,770	12,331
Babcock International Group PLC	393	3,529
BAE Systems PLC	7,405	59,116
Barratt Developments PLC	15,401	114,377
Bellway PLC	3,142	134,898
Berkeley Group Holdings PLC	4,166	221,224
Booker Group PLC	30,580	95,688
BP PLC	1,172	7,673
British American Tobacco PLC	183	10,831
British Land Co. PLC REIT	714	6,178
BT Group PLC	4,107	13,570
Bunzl PLC	872	23,489
Burberry Group PLC	4,945	104,485
Centrica PLC	22,863	45,048
CNH Industrial NV	1,979	26,901

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Compass Group PLC	1,796	$38,258
Croda International PLC	1,441	91,769
Daily Mail & General Trust PLC, Class A	1,102	10,173
Diageo PLC	483	16,371
Direct Line Insurance Group PLC	9,825	51,821
DS Smith PLC	17,835	117,857
easyJet PLC*	1,680	38,865
Experian PLC	1,588	34,046
Fiat Chrysler Automobiles NV*	750	16,074
G4S PLC	26,314	95,138
GKN PLC	18,306	110,426
GlaxoSmithKline PLC	272	4,899
Halma PLC	1,776	29,487
Hammerson PLC REIT	3,236	19,930
Hargreaves Lansdown PLC	842	20,018
Howden Joinery Group PLC	3,628	22,200
IMI PLC	3,179	53,745
Imperial Brands PLC	264	9,527
Inchcape PLC	7,524	70,340
Informa PLC	353	3,382
Inmarsat PLC	3,900	25,251
InterContinental Hotels Group PLC	2,161	139,914
International Consolidated Airlines Group SA	10,042	85,038
Intertek Group PLC	1,438	97,344
Intu Properties PLC REIT	1,645	4,583
ITV PLC	12,315	27,149
J Sainsbury PLC	9,920	35,401
Johnson Matthey PLC	812	35,075
Kingfisher PLC	7,789	38,410
Land Securities Group PLC REIT	182	2,325
Legal & General Group PLC	6,833	24,723
London Stock Exchange Group PLC	91	5,050
Marks & Spencer Group PLC	17,302	70,470
Meggitt PLC	4,552	28,387
Melrose Industries PLC	892	2,806
Merlin Entertainments PLC, 144A	2,312	10,831
Micro Focus International PLC	564	16,032
National Grid PLC	3,239	33,034
Next PLC	623	41,684
Old Mutual PLC	7,073	24,880
Pennon Group PLC	2,219	18,608
Persimmon PLC	4,945	177,218
Prudential PLC	62	1,564
Reckitt Benckiser Group PLC	164	13,052
RELX NV	2,188	44,966
RELX PLC	4,919	101,190
Rentokil Initial PLC	23,853	95,180
Rightmove PLC	245	14,438
Rio Tinto Ltd.	1,794	113,460
Rio Tinto PLC	426	23,044
Royal Mail PLC	3,445	26,581
RPC Group PLC	923	10,225
RSA Insurance Group PLC	1,018	8,856
Sage Group PLC	1,467	14,000
Schroders PLC	297	14,114
Segro PLC REIT	20,143	158,642

	Number of Shares	Value
United Kingdom (Continued)
Severn Trent PLC	1,283	$30,185
Sky PLC	2,782	51,671
Smith & Nephew PLC	2,966	51,840
Smiths Group PLC	3,145	69,225
Spirax-Sarco Engineering PLC	926	72,853
SSE PLC	6,111	103,146
St James’s Place PLC	1,439	22,891
Standard Life Aberdeen PLC	1,471	7,461
Tate & Lyle PLC	4,070	31,426
Taylor Wimpey PLC	49,311	126,374
TechnipFMC PLC	561	16,408
Tesco PLC	17,318	50,300
Travis Perkins PLC	986	17,457
Unilever NV	658	34,489
Unilever PLC	808	41,565
United Utilities Group PLC	2,759	25,325
Vodafone Group PLC	2,784	7,816
Weir Group PLC	204	5,723
Whitbread PLC	791	42,320
William Hill PLC	1,768	8,002
Wm Morrison Supermarkets PLC	47,018	146,217
WPP PLC	1,045	20,072

		4,936,805

United States (c) — 0.4%
Carnival PLC	1,629	107,714
Samsonite International SA	2,248	9,796
Sims Metal Management Ltd.	5,183	70,478
Waste Connections, Inc.	91	6,453

		194,441

TOTAL COMMON STOCKS (Cost $42,148,656)		44,492,616

PREFERRED STOCKS — 0.2%
Germany — 0.2%
FUCHS PETROLUB SE	658	37,446
Henkel AG & Co. KGaA	31	4,133
Porsche Automobil Holding SE	323	27,230
Sartorius AG	122	16,516

		85,325

South Korea — 0.0%
Hanwha Corp.	290	4,834
LG Household & Health Care Ltd.	4	2,268

		7,102

Spain — 0.0%
Grifols SA, Class B	389	8,426

TOTAL PREFERRED STOCKS (Cost $89,623)		100,853

RIGHTS — 0.0%
Australia — 0.0%
APA Group*(b), expires 03/17/18	356	62
Woodside Petroleum Ltd.*, expires 03/12/18 (d)	326	546

		608

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
South Korea — 0.0%
Hyundai Heavy Industries Co. Ltd.*, expires 03/12/18	11	$254

TOTAL RIGHTS (Cost $0)		862

SECURITIES LENDING COLLATERAL — 1.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (e)(f) (Cost $484,162)	484,162	484,162

TOTAL INVESTMENTS — 100.7% (Cost $42,722,441)		$45,078,493
Other assets and liabilities, net — (0.7%)		(310,274)

NET ASSETS — 100.0%		$44,768,219

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 1.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(e)(f)
115,119	369,043	—	—	—	1,190	—	484,162	484,162

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $326,338, which is 0.7% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the six months ended February 28, 2018.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$44,492,616	$—	$—	$44,492,616
Preferred Stocks (g)	100,853	—	—	100,853
Rights (g)	316	—	546	862
Short-Term Investments	484,162	—	—	484,162

TOTAL	$45,077,947	$—	$546	$45,078,493

(g)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%
Brazil — 5.4%
AES Tiete Energia SA	599	$2,093
Atacadao Distribuicao Comercio e Industria Ltda*	996	4,553
B3 SA—Brasil Bolsa Balcao	478	3,770
Banco Bradesco SA	147	1,667
Banco BTG Pactual SA	1,232	8,737
Banco do Brasil SA	47	605
Banco Santander Brasil SA	64	724
BB Seguridade Participacoes SA	695	6,225
BR Malls Participacoes SA	384	1,410
CCR SA	1,666	6,513
Cia de Saneamento Basico do Estado de Sao Paulo	1,334	15,460
Cia Energetica de Minas Gerais*	113	283
Cia Paranaense de Energia	145	1,022
Cielo SA	757	5,637
Cosan SA Industria e Comercio	983	13,123
EDP—Energias do Brasil SA	2,430	9,948
Embraer SA	2,142	14,347
Engie Brasil Energia SA	434	5,230
Equatorial Energia SA	913	20,122
Estacio Participacoes SA	470	4,904
Fibria Celulose SA	813	15,433
Fleury SA	1,756	14,664
Grendene SA	1,724	15,076
Hypera SA	1,379	14,653
Klabin SA	729	4,017
Kroton Educacional SA	261	1,245
Localiza Rent a Car SA	882	7,042
Lojas Renner SA	2,241	23,812
M Dias Branco SA	357	6,575
Multiplan Empreendimentos Imobiliarios SA	194	4,192
Multiplus SA	183	1,939
Natura Cosmeticos SA	204	2,156
Odontoprev SA	1,348	6,353
Porto Seguro SA	939	13,235
PPLA Participations Ltd.*	92	37
Qualicorp SA	2,837	25,106
Raia Drogasil SA	408	9,763
Sao Martinho SA	363	2,050
Smiles Fidelidade SA	286	7,419
Sul America SA	3,751	24,651
Suzano Papel e Celulose SA	3,061	20,493
TIM Participacoes SA	3,883	16,853
Transmissora Alianca de Energia Eletrica SA	2,588	16,331
Ultrapar Participacoes SA	370	8,580
WEG SA	1,513	10,902

		398,950

Chile — 3.2%
AES Gener SA	26,501	8,098
Aguas Andinas SA, Class A	13,942	9,320
Banco de Chile	27,627	4,689
Banco de Credito e Inversiones	114	8,497
Banco Santander Chile	78,555	6,450
Cencosud SA	2,389	7,267

	Number of Shares	Value
Chile (Continued)
Cia Cervecerias Unidas SA	1,711	$24,134
Colbun SA	42,052	10,222
Empresa Nacional de Telecomunicaciones SA	566	6,710
Empresas CMPC SA	3,855	14,881
Empresas COPEC SA	1,124	18,167
Enel Americas SA	170,258	39,313
Enel Chile SA	134,956	16,664
Enel Generacion Chile SA	31,687	29,669
Latam Airlines Group SA	804	13,172
Parque Arauco SA	4,396	14,030
SACI Falabella	404	4,089
SONDA SA	1,604	3,243

		238,615

China — 15.5%
Agile Group Holdings Ltd.	7,252	12,511
Agricultural Bank of China Ltd., Class H	26,172	14,549
Air China Ltd., Class H	13,759	20,994
Aluminum Corp. of China Ltd., Class H*	20,662	12,542
Angang Steel Co. Ltd., Class H	4,424	4,896
Anhui Conch Cement Co. Ltd., Class H	7,726	41,418
Anhui Expressway Co. Ltd., Class H	3,319	2,608
Anhui Gujing Distillery Co. Ltd., Class B	816	4,403
ANTA Sports Products Ltd.	1,186	5,881
Bank of China Ltd., Class H	6,041	3,296
Bank of Communications Co. Ltd., Class H	1,941	1,558
BBMG Corp., Class H	150	74
Beijing Capital International Airport Co. Ltd., Class H	2,689	3,972
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,715	697
Bengang Steel Plates Co. Ltd., Class B*	13,000	5,731
BOE Technology Group Co. Ltd., Class B	12,400	7,067
CAR, Inc.*	1,659	1,484
China BlueChemical Ltd., Class H	3,670	1,112
China Cinda Asset Management Co. Ltd., Class H	1,633	614
China CITIC Bank Corp. Ltd., Class H	8,148	5,945
China Coal Energy Co. Ltd., Class H	4,521	2,068
China Communications Construction Co. Ltd., Class H	14,459	16,186
China Communications Services Corp. Ltd., Class H	9,218	5,489
China Conch Venture Holdings Ltd.	3,243	9,760
China Construction Bank Corp., Class H	601	626
China Dongxiang Group Co. Ltd.	20,267	3,937
China Eastern Airlines Corp. Ltd., Class H	4,499	3,806
China Everbright Bank Co. Ltd., Class H	5,387	2,774
China Galaxy Securities Co. Ltd., Class H	1,451	1,018
China Huarong Asset Management Co. Ltd., Class H, 144A	5,512	2,501
China Life Insurance Co. Ltd., Class H	1,729	5,137
China Longyuan Power Group Corp. Ltd., Class H	669	445
China Medical System Holdings Ltd.	1,605	3,224
China Merchants Bank Co. Ltd., Class H	2,764	11,674

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
China Minsheng Banking Corp. Ltd., Class H	1,753	$1,832
China National Accord Medicines Corp. Ltd., Class B	285	1,245
China National Building Material Co. Ltd., Class H (a)	12,261	12,174
China National Materials Co. Ltd., Class H	2,962	2,475
China Pacific Insurance Group Co. Ltd., Class H	3,010	14,809
China Petroleum & Chemical Corp., Class H	72,879	58,673
China Railway Construction Corp. Ltd., Class H	6,018	6,460
China Railway Group Ltd., Class H	16,838	12,243
China Railway Signal & Communication Corp. Ltd., Class H, 144A	4,966	3,896
China Reinsurance Group Corp., Class H	12,260	2,726
China Resources Pharmaceutical Group Ltd., 144A	3,595	4,851
China Shenhua Energy Co. Ltd., Class H	26,627	75,710
China Southern Airlines Co. Ltd., Class H	7,547	10,127
China Telecom Corp. Ltd., Class H	863	380
China Vanke Co. Ltd., Class H	6,231	27,989
China Zhongwang Holdings Ltd.	5,003	2,736
Chongqing Changan Automobile Co. Ltd., Class B	2,013	2,243
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,636	3,768
CNOOC Ltd.	1,823	2,656
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	7,743	4,116
Country Garden Holdings Co. Ltd.	2,741	4,932
CRRC Corp. Ltd., Class H	3,319	3,041
CSC Financial Co. Ltd., Class H, 144A	4,700	4,042
CSG Holding Co. Ltd., Class B	2,707	1,626
CSPC Pharmaceutical Group Ltd.	10,688	24,694
Dali Foods Group Co. Ltd., 144A	5,493	5,237
Datang International Power Generation Co. Ltd., Class H*	26,652	8,515
Dazhong Transportation Group Co. Ltd., Class B	2,310	1,432
Dongfang Electric Corp. Ltd., Class H*	4,222	3,523
Dongfeng Motor Group Co. Ltd., Class H	4,890	6,193
ENN Energy Holdings Ltd.	2,954	22,763
Everbright Securities Co. Ltd., Class H, 144A	1,121	1,301
Foshan Electrical and Lighting Co. Ltd., Class B	3,400	2,629
Fosun International Ltd.	858	1,892
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,845	15,429
Geely Automobile Holdings Ltd.	2,576	8,411
GF Securities Co. Ltd., Class H	701	1,351
Golden Eagle Retail Group Ltd.	1,150	1,531
Great Wall Motor Co. Ltd., Class H	7,618	9,015
Guangdong Electric Power Development Co. Ltd., Class B	13,100	5,257
Guangshen Railway Co. Ltd., Class H	5,775	3,815
Guangzhou Automobile Group Co. Ltd., Class H	17,545	39,012

	Number of Shares	Value
China (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	249	$676
Guangzhou R&F Properties Co. Ltd., Class H	996	2,344
Haitian International Holdings Ltd.	2,899	8,873
Haitong Securities Co. Ltd., Class H	877	1,255
Hengan International Group Co. Ltd.	649	6,345
Huadian Energy Co. Ltd., Class B*	4,900	1,646
Huadian Power International Corp. Ltd., Class H	6,652	2,329
Huaneng Power International, Inc., Class H	25,147	15,618
Industrial & Commercial Bank of China Ltd., Class H	5,721	4,942
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,500	3,590
Jiangling Motors Corp. Ltd., Class B	1,300	2,490
Jiangsu Expressway Co. Ltd., Class H	13,179	20,513
Jiangxi Copper Co. Ltd., Class H	22,753	35,996
KWG Property Holding Ltd.	3,787	5,314
Lenovo Group Ltd.	5,151	2,692
Livzon Pharmaceutical Group, Inc., Class H	359	2,686
Logan Property Holdings Co. Ltd.	23,229	31,287
Longfor Properties Co. Ltd.	9,969	28,791
Luye Pharma Group Ltd.	2,000	1,733
Maanshan Iron & Steel Co. Ltd., Class H*	5,810	3,148
Metallurgical Corp. of China Ltd., Class H	6,080	1,849
New China Life Insurance Co. Ltd., Class H	1,145	6,855
New Oriental Education & Technology Group, Inc., ADR	49	4,478
Orient Securities Co. Ltd., Class H, 144A	2,212	2,120
People’s Insurance Co. Group of China Ltd., Class H	6,366	3,441
PetroChina Co. Ltd., Class H	33,774	23,867
PICC Property & Casualty Co. Ltd., Class H	4,933	9,784
Ping An Insurance Group Co. of China Ltd., Class H	570	6,079
Red Star Macalline Group Corp. Ltd., Class H, 144A	1,001	1,199
Shandong Chenming Paper Holdings Ltd., Class B	10,700	18,077
Shandong Chenming Paper Holdings Ltd., Class H	3,081	5,268
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	291	199
Shanghai Bailian Group Co. Ltd., Class B	2,500	3,388
Shanghai Electric Group Co. Ltd., Class H*	3,150	1,187
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	737	4,290
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,421	2,066
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	2,062	4,390
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,031	7,638
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	3,700	1,961
Shenzhen Chiwan Wharf Holdings Ltd., Class B (b)	2,600	4,564
Shenzhen Expressway Co. Ltd., Class H	3,532	3,566

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
Shenzhou International Group Holdings Ltd.	480	$4,754
Sichuan Expressway Co. Ltd., Class H	4,375	1,577
Sihuan Pharmaceutical Holdings Group Ltd.	21,572	7,884
SINA Corp.*	61	7,133
Sino-Ocean Group Holding Ltd.	8,801	6,276
Sinopec Engineering Group Co. Ltd., Class H	11,845	11,474
Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,617	7,578
Sinopharm Group Co. Ltd., Class H	416	1,837
Sinotrans Ltd., Class H	1,513	841
Sinotruk Hong Kong Ltd.	11,673	14,857
Sunny Optical Technology Group Co. Ltd.	45	752
TAL Education Group, ADR	152	5,740
TravelSky Technology Ltd., Class H	269	859
Tsingtao Brewery Co. Ltd., Class H	2,524	13,869
Weichai Power Co. Ltd., Class H	9,253	10,429
Weifu High-Technology Group Co. Ltd., Class B	1,216	2,649
Wuxi Little Swan Co. Ltd., Class B	2,047	13,035
Xinhua Winshare Publishing and Media Co. Ltd., Class H	982	757
Yangzijiang Shipbuilding Holdings Ltd.	42,219	48,192
Yantai Changyu Pioneer Wine Co. Ltd., Class B	457	1,155
Yanzhou Coal Mining Co. Ltd., Class H	3,092	4,631
Zhejiang Expressway Co. Ltd., Class H	2,901	3,170
Zhongsheng Group Holdings Ltd.	2,928	7,446
Zhuzhou CRRC Times Electric Co. Ltd., Class H	395	2,140
Zijin Mining Group Co. Ltd., Class H	22,773	10,477
ZTE Corp., Class H*	368	1,298
ZTO Express Cayman, Inc., ADR*(a)	181	2,872

		1,138,963

Colombia — 0.6%
Almacenes Exito SA	702	4,107
Bancolombia SA	518	5,446
Cementos Argos SA	561	2,042
Cemex Latam Holdings SA *	522	1,716
Ecopetrol SA	4,162	3,642
Grupo de Inversiones Suramericana SA	763	10,220
Interconexion Electrica SA ESP	4,138	19,763

		46,936

Czech Republic — 0.4%
CEZ AS	497	12,047
Komercni banka AS	96	4,270
Moneta Money Bank AS, 144A	3,234	13,047
O2 Czech Republic AS	67	873

		30,237

Egypt — 0.2%
Commercial International Bank Egypt SAE, GDR	3,871	17,574

	Number of Shares	Value
Greece — 0.3%
FF Group *	95	$2,028
Hellenic Telecommunications Organization SA	256	3,650
JUMBO SA	150	2,733
Motor Oil Hellas Corinth Refineries SA	280	6,570
OPAP SA	314	3,834
Titan Cement Co. SA	249	6,803

		25,618

Hong Kong — 4.7%
Beijing Enterprises Holdings Ltd.	2,274	12,655
Beijing Enterprises Water Group Ltd.*	3,676	2,396
Brilliance China Automotive Holdings Ltd.	884	2,384
China Agri-Industries Holdings Ltd.	7,161	3,084
China Everbright International Ltd.	2,925	4,530
China Everbright Ltd.	2,076	4,568
China Foods Ltd.	2,641	1,397
China Gas Holdings Ltd.	714	2,226
China Jinmao Holdings Group Ltd.	6,697	4,099
China Merchants Port Holdings Co. Ltd.	2,321	5,434
China Mobile Ltd.	100	938
China Overseas Land & Investment Ltd.	1,923	6,758
China Power International Development Ltd.	10,043	2,528
China Resources Beer Holdings Co. Ltd.	1,973	7,614
China Resources Cement Holdings Ltd.	18,480	14,287
China Resources Gas Group Ltd.	2,120	7,152
China Resources Land Ltd.	2,210	7,894
China Resources Power Holdings Co. Ltd.	7,222	12,570
China State Construction International Holdings Ltd.	12,562	17,113
China Taiping Insurance Holdings Co. Ltd.	1,175	4,535
China Traditional Chinese Medicine Holdings Co. Ltd.	2,212	1,337
China Unicom Hong Kong Ltd.*	4,657	6,034
COSCO SHIPPING Ports Ltd.	8,116	7,893
Far East Horizon Ltd.	1,862	1,880
Guangdong Investment Ltd.	5,479	8,388
Haier Electronics Group Co. Ltd.*	4,107	14,092
Kingboard Chemical Holdings Ltd.	13,839	70,298
Kingboard Laminates Holdings Ltd.	17,555	30,914
Kunlun Energy Co. Ltd.	20,954	19,708
Lee & Man Paper Manufacturing Ltd.	7,854	8,983
Nine Dragons Paper Holdings Ltd.	2,052	3,703
Poly Property Group Co. Ltd.*	2,764	1,413
Shanghai Industrial Holdings Ltd.	3,316	9,301
Shenzhen International Holdings Ltd.	2,389	4,921
Shenzhen Investment Ltd.	8,638	3,610
Shimao Property Holdings Ltd.	1,475	3,679
Sino Biopharmaceutical Ltd.	10,054	19,041
Yuexiu Property Co. Ltd.	33,939	6,722

		346,079

Hungary — 1.3%
Magyar Telekom Telecommunications PLC	8,930	15,782
MOL Hungarian Oil & Gas PLC	4,487	49,078
OTP Bank PLC	340	15,187
Richter Gedeon Nyrt	867	19,128

		99,175

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
India — 6.9%
ABB India Ltd.	239	$5,619
ACC Ltd.	194	4,833
Adani Ports & Special Economic Zone Ltd.	801	5,021
Ambuja Cements Ltd.	986	3,819
Ashok Leyland Ltd.	1,131	2,457
Asian Paints Ltd.	116	1,990
Aurobindo Pharma Ltd.	211	1,988
Avenue Supermarts Ltd., 144A*	67	1,386
Bajaj Auto Ltd.	50	2,318
Bajaj Finance Ltd.	50	1,259
Bajaj Holdings & Investment Ltd.	334	13,963
Berger Paints India Ltd.	302	1,153
Bharat Electronics Ltd.	2,706	6,411
Bharat Forge Ltd.	472	5,723
Bharat Heavy Electricals Ltd.	1,618	2,233
Bharat Petroleum Corp. Ltd.	1,557	10,266
Bharti Airtel Ltd.	743	4,888
Bharti Infratel Ltd.	1,093	5,817
Bosch Ltd.	5	1,434
Britannia Industries Ltd.	26	1,993
Cadila Healthcare Ltd.	184	1,144
Castrol India Ltd.	470	1,457
Cipla Ltd.	569	5,150
Coal India Ltd.	570	2,705
Colgate-Palmolive India Ltd.	73	1,167
Container Corp. of India Ltd.	337	6,746
Cummins India Ltd.	90	1,100
Dabur India Ltd.	542	2,704
Dr Reddy’s Laboratories Ltd.	34	1,168
Eicher Motors Ltd.	10	4,212
Exide Industries Ltd.	1,831	5,829
GAIL India Ltd.	3,011	21,145
Godrej Consumer Products Ltd.	80	1,314
Godrej Industries Ltd.	138	1,169
Grasim Industries Ltd.	899	15,907
Great Eastern Shipping Co. Ltd.	1,215	6,819
Havells India Ltd.	799	6,226
HCL Technologies Ltd.	871	12,572
Hero MotoCorp Ltd.	169	9,330
Hindalco Industries Ltd.	2,220	8,363
Hindustan Petroleum Corp. Ltd.	5,858	34,183
Hindustan Unilever Ltd.	108	2,185
Hindustan Zinc Ltd.	803	4,024
Housing Development Finance Corp. Ltd.	69	1,916
Idea Cellular Ltd.*	1,190	1,533
Indian Oil Corp. Ltd.	895	5,211
Infosys Ltd.	361	6,498
InterGlobe Aviation Ltd., 144A	95	1,948
ITC Ltd.	297	1,208
JSW Steel Ltd.	5,508	26,396
Kansai Nerolac Paints Ltd.	741	5,592
Larsen & Toubro Ltd.	171	3,460
Lupin Ltd.	93	1,170
Mahindra & Mahindra Ltd.	496	5,545
Mangalore Refinery & Petrochemicals Ltd.	962	1,761
Marico Ltd.	779	3,685
Maruti Suzuki India Ltd.	58	7,880

	Number of Shares	Value
India (Continued)
Motherson Sumi Systems Ltd.	224	$1,135
Mphasis Ltd.	1,332	17,578
MRF Ltd.	6	6,759
Nestle India Ltd.	17	2,025
NHPC Ltd.	28,435	11,916
NMDC Ltd.	3,882	7,708
NTPC Ltd.	2,094	5,247
Oil & Natural Gas Corp. Ltd.	2,560	7,399
Oil India Ltd.	1,917	10,295
Oracle Financial Services Software Ltd.	117	7,079
Petronet LNG Ltd.	1,346	5,109
Pidilite Industries Ltd.	321	4,439
Power Finance Corp. Ltd.	844	1,362
Power Grid Corp. of India Ltd.	1,256	3,812
Rajesh Exports Ltd.	648	8,331
Reliance Capital Ltd.	171	1,240
Reliance Industries Ltd.	329	4,821
Reliance Infrastructure Ltd.	172	1,203
Rural Electrification Corp. Ltd.	1,592	3,526
Shree Cement Ltd.	11	2,807
Shriram Transport Finance Co. Ltd.	61	1,249
Siemens Ltd.	200	3,585
Steel Authority of India Ltd.*	941	1,202
Sun Pharmaceutical Industries Ltd.	141	1,159
Sun TV Network Ltd.	225	3,204
Tata Communications Ltd.	517	5,098
Tata Consultancy Services Ltd.	29	1,351
Tata Motors Ltd.*	186	1,056
Tata Power Co. Ltd.	4,738	6,146
Tata Steel Ltd.	392	4,041
Tech Mahindra Ltd.	1,449	13,627
Titan Co. Ltd.	423	5,299
Torrent Pharmaceuticals Ltd.	61	1,282
Torrent Power Ltd.	285	1,158
UltraTech Cement Ltd.	44	2,807
United Breweries Ltd.	71	1,155
UPL Ltd.	924	10,336
Vedanta Ltd.	1,171	5,927
Wipro Ltd.	900	4,045
Zee Entertainment Enterprises Ltd.	469	4,070

		506,581

Indonesia — 1.8%
PT Adaro Energy Tbk	35,194	6,015
PT Astra International Tbk	3,819	2,243
PT Bank Central Asia Tbk	3,987	6,721
PT Bank Danamon Indonesia Tbk	6,553	3,146
PT Bank Mandiri Persero Tbk	5,643	3,407
PT Bank Negara Indonesia Persero Tbk	17,560	12,421
PT Bank Rakyat Indonesia Persero Tbk	27,593	7,586
PT Bumi Serpong Damai Tbk	15,190	2,138
PT Gudang Garam Tbk	832	4,826
PT Indocement Tunggal Prakarsa Tbk	6,404	10,236
PT Indofood CBP Sukses Makmur Tbk	3,545	2,314
PT Indofood Sukses Makmur Tbk	15,777	8,693
PT Jasa Marga Persero Tbk	11,776	4,582
PT Kalbe Farma Tbk	55,473	6,456

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Perusahaan Gas Negara Persero Tbk	25,599	$4,971
PT Semen Indonesia Persero Tbk	18,411	14,898
PT Surya Citra Media Tbk	9,439	1,957
PT Tambang Batubara Bukit Asam Persero Tbk	14,430	3,327
PT Telekomunikasi Indonesia Persero Tbk	33,491	9,744
PT Tower Bersama Infrastructure Tbk	2,101	859
PT Unilever Indonesia Tbk	204	800
PT United Tractors Tbk	6,692	17,328

		134,668

Malaysia — 4.8%
AirAsia Bhd	6,600	7,380
Alliance Bank Malaysia Bhd	2,748	2,890
AMMB Holdings Bhd	2,000	2,114
Astro Malaysia Holdings Bhd	14,400	8,897
Axiata Group Bhd	3,199	4,410
Berjaya Sports Toto Bhd	4,500	2,585
British American Tobacco Malaysia Bhd	700	5,075
CIMB Group Holdings Bhd	5,938	10,900
DiGi.Com Bhd	6,600	8,155
Felda Global Ventures Holdings Bhd	2,100	1,040
Gamuda Bhd	6,100	7,724
Genting Bhd	12,600	28,468
Genting Malaysia Bhd	33,800	45,475
HAP Seng Consolidated Bhd	3,000	7,314
Hong Leong Bank Bhd	1,700	8,689
Hong Leong Financial Group Bhd	1,100	5,364
IHH Healthcare Bhd	1,200	1,811
IJM Corp. Bhd	22,500	15,624
IOI Corp. Bhd	6,700	8,022
KLCCP Stapled Group (c)	3,700	7,349
Kuala Lumpur Kepong Bhd	2,100	13,424
Malayan Banking Bhd	2,831	7,560
Malaysia Airports Holdings Bhd	3,400	7,552
Maxis Bhd	3,500	5,281
MISC Bhd	4,900	8,582
MMC Corp. Bhd	6,300	3,104
Petronas Chemicals Group Bhd	6,674	13,784
Petronas Dagangan Bhd	1,656	10,907
Petronas Gas Bhd	700	3,149
PPB Group Bhd	2,700	12,201
Public Bank Bhd	1,700	9,982
RHB Bank Bhd	2,821	3,875
RHB Bank Bhd*(b)	400	0
Sapura Energy Bhd	7,400	1,266
Sime Darby Bhd	6,975	4,915
Sime Darby Plantation Bhd*	6,975	9,527
Sime Darby Property Bhd*	6,975	2,511
Telekom Malaysia Bhd	3,900	5,874
Tenaga Nasional Bhd	6,100	24,450
Westports Holdings Bhd	4,300	4,040
YTL Corp. Bhd	12,086	4,412
YTL Power International Bhd	20,482	5,909

		351,591

	Number of Shares	Value
Mexico — 3.7%
Alfa SAB de CV, Class A	3,149	$3,737
Alsea SAB de CV	2,344	7,983
America Movil SAB de CV, Series L	10,080	9,264
Arca Continental SAB de CV	712	4,938
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	4,915	6,932
Banregio Grupo Financiero SAB de CV	745	4,586
Becle SAB de CV*	619	1,141
Cemex SAB de CV, Series CPO*	23,539	15,533
Coca-Cola Femsa SAB de CV, Series L	1,561	10,508
Concentradora Fibra Danhos SA de CV REIT	3,694	5,962
El Puerto de Liverpool SAB de CV, Class C1	428	2,920
Fibra Uno Administracion SA de CV REIT	16,555	23,323
Fomento Economico Mexicano SAB de CV	1,674	15,484
Gentera SAB de CV	5,557	4,536
Gruma SAB de CV, Class B	670	7,749
Grupo Aeromexico SAB de CV*	2,889	4,471
Grupo Aeroportuario del Centro Norte SAB de CV	1,325	6,469
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,620	15,638
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,300	23,016
Grupo Bimbo SAB de CV, Series A	1,210	2,829
Grupo Carso SAB de CV, Series A1	450	1,579
Grupo Comercial Chedraui SA de CV	2,661	5,541
Grupo Financiero Banorte SAB de CV, Class O	998	5,986
Grupo Financiero Inbursa SAB de CV, Class O	1,466	2,340
Grupo Lala SAB de CV	1,308	1,914
Grupo Mexico SAB de CV, Series B	1,814	6,187
Grupo Simec SAB de CV, Series B*	1,218	3,996
Grupo Televisa SAB, Series CPO	1,279	4,373
Industrias Bachoco SAB de CV, Series B	3,268	15,877
Industrias CH SAB de CV, Series B*	1,409	6,149
Industrias Penoles SAB de CV	111	2,423
Infraestructura Energetica Nova SAB de CV	962	4,553
Kimberly-Clark de Mexico SAB de CV, Class A	1,435	2,613
Megacable Holdings SAB de CV, Series CPO	2,343	10,362
Mexichem SAB de CV	3,057	8,562
Nemak SAB de CV, 144A	983	699
Organizacion Soriana SAB de CV, Class B*	2,377	4,787
Promotora y Operadora de Infraestructura SAB de CV	606	6,179
Promotora y Operadora de Infraestructura SAB de CV, Class L	91	668
Wal-Mart de Mexico SAB de CV	1,716	4,002

		275,809

Peru — 0.3%
Credicorp Ltd.	91	19,747

Philippines — 2.1%
Aboitiz Equity Ventures, Inc.	5,960	8,858
Aboitiz Power Corp.	2,248	1,662

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Philippines (Continued)
Alliance Global Group, Inc.*	4,500	$1,284
Ayala Corp.	340	6,901
Ayala Land, Inc.	11,200	8,839
Bank of the Philippine Islands	1,690	3,891
BDO Unibank, Inc.	1,850	5,534
DMCI Holdings, Inc.	55,100	14,727
Energy Development Corp.	59,100	6,321
Globe Telecom, Inc.	85	2,810
GT Capital Holdings, Inc.	265	6,869
International Container Terminal Services, Inc.	5,110	10,793
JG Summit Holdings, Inc.	1,237	1,710
Jollibee Foods Corp.	1,510	8,652
LT Group, Inc.	6,000	2,644
Manila Electric Co.	1,210	7,820
Megaworld Corp.	40,400	3,762
Metro Pacific Investments Corp.	40,800	4,411
Metropolitan Bank & Trust Co.	1,600	3,006
Petron Corp.	4,120	727
PLDT, Inc.	285	8,318
Semirara Mining & Power Corp.	24,940	17,623
SM Investments Corp.	400	7,220
SM Prime Holdings, Inc.	10,100	6,846
Universal Robina Corp.	550	1,573

		152,801

Poland — 3.7%
Alior Bank SA*	236	5,740
Asseco Poland SA	934	12,881
Bank Handlowy w Warszawie SA	20	489
Bank Millennium SA*	671	1,637
Bank Pekao SA	79	3,053
Bank Zachodni WBK SA	11	1,201
Budimex SA	234	13,234
CCC SA	132	9,707
CD Projekt SA	236	7,369
Ciech SA*	309	5,235
Cyfrowy Polsat SA	435	2,965
Enea SA	6,425	18,975
Eurocash SA	409	2,497
Grupa Azoty SA	274	4,646
Grupa Lotos SA	1,457	23,887
KGHM Polska Miedz SA	72	2,206
LPP SA	6	15,785
mBank SA*	8	1,069
Orange Polska SA*	1,314	2,186
PGE Polska Grupa Energetyczna SA*	6,641	19,651
PLAY Communications SA, 144A*	714	7,043
Polski Koncern Naftowy ORLEN SA	1,958	55,150
Polskie Gornictwo Naftowe i Gazownictwo SA	11,896	21,037
Powszechna Kasa Oszczednosci Bank Polski SA*	517	6,498
Powszechny Zaklad Ubezpieczen SA	828	10,325
Tauron Polska Energia SA*	25,289	18,819

		273,285

	Number of Shares	Value
Qatar — 0.5%
Al Meera Consumer Goods Co. QSC	43	$1,768
Barwa Real Estate Co.	526	4,869
Commercial Bank QSC*	40	310
Doha Bank QPSC	128	1,150
Industries Qatar QSC	97	2,752
Masraf Al Rayan QSC	407	4,203
Ooredoo QSC	153	3,656
Qatar Electricity & Water Co. QSC	72	3,383
Qatar Gas Transport Co. Ltd.	355	1,661
Qatar Insurance Co. SAQ	493	5,247
Qatar International Islamic Bank QSC	45	740
Qatar Islamic Bank SAQ	24	633
United Development Co. QSC	641	2,905

		33,277

Romania — 0.1%
NEPI Rockcastle PLC	640	6,465

Russia — 4.1%
Acron PJSC	81	6,060
Aeroflot PJSC	9,316	23,407
Alrosa PJSC	10,631	16,297
Federal Grid Co Unified Energy System PJSC	714,112	2,231
Gazprom PJSC	2,468	6,276
Inter RAO UES PJSC	204,887	13,538
LSR Group PJSC, GDR	145	445
LUKOIL PJSC	352	23,613
Magnitogorsk Iron & Steel Works PJSC	11,312	9,580
MegaFon PJSC, GDR	240	2,551
MMC Norilsk Nickel PJSC	33	6,541
Mobile TeleSystems PJSC	7,393	40,394
Mosenergo PJSC	128,624	6,232
Novatek PJSC	427	5,385
Novolipetsk Steel PJSC	3,484	9,042
Novorossiysk Commercial Sea Port PJSC	48,310	7,075
PhosAgro PJSC, GDR	408	6,283
ROSSETI PJSC	82,677	1,219
Rostelecom PJSC	4,939	5,984
RusHydro PJSC	559,081	7,761
Safmar Financial Investment	211	2,815
Sberbank of Russia PJSC	646	3,126
Severstal PJSC	914	14,910
Surgutneftegas OJSC	5,373	2,741
Tatneft PJSC	7,241	76,400
TMK PJSC	1,807	2,594
Unipro PJSC	34,574	1,673

		304,173

Singapore — 0.3%
Yanlord Land Group Ltd.	15,400	19,325

South Africa — 12.4%
AECI Ltd.	2,205	21,139
Anglo American Platinum Ltd.*	6	186
Attacq Ltd.*	6,074	9,720
AVI Ltd.	2,193	22,573
Barclays Africa Group Ltd. (a)	677	11,385
Barloworld Ltd.	6,854	103,375
Bid Corp. Ltd.	1,001	22,887

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Bidvest Group Ltd. (a)	2,644	$50,424
Capitec Bank Holdings Ltd.	176	12,412
Clicks Group Ltd.	1,982	28,386
Coronation Fund Managers Ltd.	491	3,326
Dis-Chem Pharmacies Ltd., 144A	1,283	3,745
Discovery Ltd.	548	8,300
EOH Holdings Ltd.	46	279
Exxaro Resources Ltd.	879	9,861
FirstRand Ltd. (a)	801	5,015
Foschini Group Ltd.	1,216	22,097
Grindrod Ltd.*	166	194
Growthpoint Properties Ltd. REIT (a)	9,325	23,305
Hyprop Investments Ltd. REIT	2,935	27,140
Imperial Holdings Ltd.	2,016	42,811
Investec Ltd.	483	4,194
JSE Ltd.	136	2,350
KAP Industrial Holdings Ltd.	16,312	12,161
Liberty Holdings Ltd. (a)	63	712
Life Healthcare Group Holdings Ltd.	1,504	3,461
Massmart Holdings Ltd.	1,229	16,969
MMI Holdings Ltd.	1,872	3,462
Mondi Ltd.	1,436	37,474
Mr Price Group Ltd.	1,224	29,323
MTN Group Ltd.	1,175	12,792
Nampak Ltd. *	8,240	11,079
Nedbank Group Ltd.	101	2,461
Netcare Ltd.	5,482	11,843
Oceana Group Ltd.	285	1,956
Omnia Holdings Ltd.	343	4,514
Pick n Pay Stores Ltd.	2,849	17,538
Pioneer Foods Group Ltd.	184	2,050
PSG Group Ltd.	146	2,690
Rand Merchant Investment Holdings Ltd.	3,441	13,019
Redefine Properties Ltd. REIT	26,527	25,485
Remgro Ltd.	338	6,915
Resilient REIT Ltd. REIT (a)	4,181	23,505
Reunert Ltd.	3,498	22,671
RMB Holdings Ltd.	4,840	35,723
Sanlam Ltd.	987	7,630
Santam Ltd.	324	8,427
Sappi Ltd.	4,736	30,734
Sasol Ltd.	279	9,851
Shoprite Holdings Ltd. (a)	1,061	23,367
SPAR Group Ltd.	645	11,945
Standard Bank Group Ltd.	275	5,074
Steinhoff International Holdings NV	397	195
Super Group Ltd.*	2,225	7,402
Telkom SA SOC Ltd.	3,361	14,735
Tiger Brands Ltd.	562	20,310
Tongaat Hulett Ltd.	1,315	12,025
Truworths International Ltd.	1,973	16,929
Tsogo Sun Holdings Ltd.	629	1,359
Vodacom Group Ltd.	529	7,294
Woolworths Holdings Ltd. (a)	1,002	5,547

		915,731

	Number of Shares	Value
Taiwan — 15.6%
Acer, Inc.*	15,501	$13,061
Advanced Semiconductor Engineering, Inc.	9,051	12,323
Advantech Co. Ltd.	486	3,621
Asia Cement Corp.	12,954	12,601
Asustek Computer, Inc.	4,190	39,754
AU Optronics Corp.	12,219	5,483
Catcher Technology Co. Ltd.	2,024	24,541
Cathay Financial Holding Co. Ltd.	2,212	4,129
Cathay Real Estate Development Co. Ltd.	20,961	11,415
Chang Hwa Commercial Bank Ltd.	8,411	4,840
Cheng Shin Rubber Industry Co. Ltd.	5,311	9,132
Cheng Uei Precision Industry Co. Ltd.	9,095	13,146
Chicony Electronics Co. Ltd.	5,010	12,338
China Airlines Ltd. *	33,778	13,305
China Development Financial Holding Corp.	24,888	8,951
China Life Insurance Co. Ltd.	17,447	17,569
China Motor Corp.	21,239	19,569
China Steel Corp.	31,734	26,195
Chunghwa Telecom Co. Ltd.	1,927	7,227
Compal Electronics, Inc.	873	601
CTBC Financial Holding Co. Ltd.	30,191	22,078
Delta Electronics, Inc.	3,472	16,530
E.Sun Financial Holding Co. Ltd.	13,913	9,221
Eclat Textile Co. Ltd.	116	1,240
Epistar Corp.*	1,107	2,002
Eternal Materials Co. Ltd.	7,787	8,295
Eva Airways Corp.	30,811	15,830
Evergreen Marine Corp. Taiwan Ltd.*	2,067	1,094
Far Eastern International Bank	12,085	3,994
Far Eastern New Century Corp.	21,387	19,009
Far EasTone Telecommunications Co. Ltd.	5,662	14,351
Feng Hsin Steel Co. Ltd.	13,699	28,857
Feng TAY Enterprise Co. Ltd.	1,504	7,161
First Financial Holding Co. Ltd.	18,204	12,470
Formosa Chemicals & Fibre Corp.	6,837	25,408
Formosa Petrochemical Corp.	529	2,120
Formosa Plastics Corp.	7,309	25,911
Formosa Taffeta Co. Ltd.	2,073	2,265
Foxconn Technology Co. Ltd.	7,996	21,746
Fubon Financial Holding Co. Ltd.	3,775	6,749
Giant Manufacturing Co. Ltd.	137	718
Hon Hai Precision Industry Co. Ltd.	3,569	10,770
Hotai Motor Co. Ltd.	784	8,741
Hua Nan Financial Holdings Co. Ltd.	6,133	3,613
Innolux Corp.	13,643	6,075
Inventec Corp.	14,334	11,464
Largan Precision Co. Ltd.	28	3,544
Lite-On Technology Corp.	30,618	44,046
MediaTek, Inc.	1,334	13,753
Mega Financial Holding Co. Ltd.	13,805	11,797
Nan Ya Plastics Corp.	12,815	35,378
Novatek Microelectronics Corp.	4,007	17,362
Oriental Union Chemical Corp.*	4,360	4,824
Pegatron Corp.	21,862	56,161
Pou Chen Corp.	11,539	14,525
President Chain Store Corp.	2,416	24,371
Quanta Computer, Inc.	1,735	3,542

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Realtek Semiconductor Corp.	1,590	$6,317
Shin Kong Financial Holding Co. Ltd.	20,531	8,474
Siliconware Precision Industries Co. Ltd.	9,955	17,356
SinoPac Financial Holdings Co. Ltd.	28,880	9,991
Synnex Technology International Corp.	19,536	25,896
Taishin Financial Holding Co. Ltd.	4,391	2,136
Taiwan Business Bank	17,368	5,140
Taiwan Cement Corp.	15,969	20,238
Taiwan Cooperative Financial Holding Co. Ltd.	27,103	15,782
Taiwan Fertilizer Co. Ltd.	2,162	2,884
Taiwan Glass Industry Corp.*	4,106	2,524
Taiwan High Speed Rail Corp.	4,424	3,432
Taiwan Mobile Co. Ltd.	2,806	10,332
Taiwan Secom Co. Ltd.	1,724	5,368
Taiwan Semiconductor Manufacturing Co. Ltd.	535	4,508
Teco Electric and Machinery Co. Ltd.	7,593	6,892
Ton Yi Industrial Corp.	9,587	4,433
TPK Holding Co. Ltd.*	664	1,651
Transcend Information, Inc.	1,021	2,966
U-Ming Marine Transport Corp.*	805	1,028
Unimicron Technology Corp.	37,907	26,227
Uni-President Enterprises Corp.	17,233	40,728
United Microelectronics Corp.	51,600	25,009
Vanguard International Semiconductor Corp.	2,670	5,579
Walsin Lihwa Corp.	51,616	29,967
Wan Hai Lines Ltd.	7,072	4,433
Wistron Corp.	73,696	61,843
Yuanta Financial Holding Co. Ltd.	41,792	18,824
Yulon Motor Co. Ltd.	1,390	1,112
Yulon Nissan Motor Co. Ltd.	42	373

		1,148,259

Thailand — 4.4%
Advanced Info Service PCL, NVDR	1,320	8,326
Airports of Thailand PCL, NVDR	1,693	3,816
Bangkok Bank PCL	500	3,361
Bangkok Dusit Medical Services PCL, NVDR	5,600	3,943
Bangkok Life Assurance PCL, NVDR	2,298	2,507
Banpu PCL, NVDR	14,468	10,831
BTS Group Holdings PCL, NVDR	8,103	2,104
Bumrungrad Hospital PCL, NVDR	1,200	7,875
Central Pattana PCL, NVDR	7,671	20,589
Charoen Pokphand Foods PCL, NVDR	2,399	1,750
CP ALL PCL, NVDR	4,294	11,491
Delta Electronics Thailand PCL, NVDR*	3,227	6,991
Electricity Generating PCL, NVDR	1,454	11,024
Energy Absolute PCL, NVDR	3,100	6,641
Glow Energy PCL, NVDR	3,312	8,942
Home Product Center PCL, NVDR	14,040	6,441
Indorama Ventures PCL, NVDR	7,728	13,294
Intouch Holdings PCL, NVDR	13,028	23,657
IRPC PCL, NVDR	36,547	9,489
Kasikornbank PCL	700	5,174
Krung Thai Bank PCL, NVDR	13,778	8,910

	Number of Shares	Value
Thailand (Continued)
Land & Houses PCL, NVDR	82,852	$29,034
Minor International PCL, NVDR	4,608	5,945
PTT Exploration & Production PCL, NVDR	3,700	13,614
PTT Global Chemical PCL, NVDR	10,238	32,371
PTT PCL, NVDR	730	13,209
Ratchaburi Electricity Generating Holding PCL, NVDR	11,968	20,303
Siam Cement PCL	200	3,122
Siam City Cement PCL, NVDR	349	2,924
Siam Commercial Bank PCL, NVDR	1,700	8,070
Thai Oil PCL, NVDR	2,200	7,219
Thai Union Group PCL, NVDR	2,318	1,484
TMB Bank PCL, NVDR	56,324	5,383
Total Access Communication PCL, NVDR	2,896	4,221

		324,055

Turkey — 3.4%
Akbank TAS	2,350	6,563
Anadolu Efes Biracilik Ve Malt Sanayii AS	235	1,585
Arcelik AS	971	4,834
Aselsan Elektronik Sanayi Ve Ticaret AS	477	3,905
Aygaz AS	2,294	9,407
BIM Birlesik Magazalar AS	1,919	37,912
Coca-Cola Icecek AS	50	485
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	23,856	16,546
Enka Insaat ve Sanayi AS	2,730	3,937
Eregli Demir ve Celik Fabrikalari TAS	3,742	11,168
Ford Otomotiv Sanayi AS	987	16,258
Haci Omer Sabanci Holding AS	126	355
KOC Holding AS	1,200	5,671
Migros Ticaret AS*	506	3,201
Petkim Petrokimya Holding AS	1,508	3,197
Soda Sanayii AS	11,531	15,359
TAV Havalimanlari Holding AS	1,662	10,130
Tofas Turk Otomobil Fabrikasi AS	1,675	13,368
Tupras Turkiye Petrol Rafinerileri AS	384	11,793
Turk Hava Yollari AO*	1,738	8,707
Turk Telekomunikasyon AS*	1,778	3,055
Turk Traktor ve Ziraat Makineleri AS	186	3,792
Turkcell Iletisim Hizmetleri AS	3,296	13,283
Turkiye Garanti Bankasi AS	2,425	7,473
Turkiye Halk Bankasi AS	2,017	5,103
Turkiye Is Bankasi AS, Class C	4,079	8,144
Turkiye Sinai Kalkinma Bankasi AS	11,543	5,125
Turkiye Sise ve Cam Fabrikalari AS	5,484	6,887
Turkiye Vakiflar Bankasi TAO, Class D	2,718	5,248
Ulker Biskuvi Sanayi AS	522	3,094
Yapi ve Kredi Bankasi AS*	1,638	2,048

		247,633

Ukraine — 0.0%
Kernel Holding SA	195	2,777

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	1,115	2,216
Air Arabia PJSC	7,316	2,609
Aldar Properties PJSC	6,443	3,789

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
United Arab Emirates (Continued)
DAMAC Properties Dubai Co. PJSC	2,253	$1,840
DP World Ltd.	141	3,447
Dubai Investments PJSC	4,249	2,557
Dubai Islamic Bank PJSC	1,058	1,746
Emaar Malls PJSC	3,660	2,112
Emaar Properties PJSC	3,602	6,051
Emirates Telecommunications Group Co. PJSC	502	2,351

		28,718

TOTAL COMMON STOCKS (Cost $6,196,641)		7,087,042

PREFERRED STOCKS — 3.6%
Brazil — 2.1%
Banco Bradesco SA	227	2,709
Bradespar SA	232	2,440
Braskem SA, Class A	1,185	16,939
Cia de Gas de Sao Paulo—COMGAS, Class A	561	10,173
Cia de Transmissao de Energia Eletrica Paulista	843	17,310
Cia Energetica de Minas Gerais	717	1,812
Cia Paranaense de Energia, Class B	269	2,099
Itau Unibanco Holding SA	709	10,995
Itausa—Investimentos Itau SA	18,613	75,168
Telefonica Brasil SA	774	12,067

		151,712

Chile — 0.4%
Embotelladora Andina SA, Class B	1,935	9,572
Sociedad Quimica y Minera de Chile SA, Class B	348	17,639

		27,211

Colombia — 0.3%
Bancolombia SA	849	8,933
Cementos Argos SA	833	2,503
Grupo Aval Acciones y Valores SA	20,039	8,663
Grupo de Inversiones Suramericana SA	99	1,226

		21,325

	Number of Shares	Value
Russia — 0.8%
Bashneft PJSC	23	$661
Surgutneftegas OJSC	14,101	7,389
Tatneft PJSC, Series 3	1,724	12,335
Transneft PJSC	13	42,720

		63,105

TOTAL PREFERRED STOCKS (Cost $197,298)		263,353

RIGHTS — 0.0%
Brazil — 0.0%
Itausa — Investimentos Itau SA*, expires 04/03/18	437	726

Chile — 0.0%
Enel Chile SA*, expires 03/19/18	27,490	5

India — 0.0%
Tata Steel Ltd.*, expires 03/05/18	62	154
Tata Steel Ltd.*, expires 03/05/18 (b)	31	6

		160

Taiwan — 0.0%
Fubon Financial Holding Co. Ltd.*, expires 03/08/18 (b)	174	0

TOTAL RIGHTS (Cost $0)		891

SECURITIES LENDING COLLATERAL — 2.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (d)(e) (Cost $155,894)	155,894	155,894

TOTAL INVESTMENTS — 101.8% (Cost $6,549,833)		$7,507,180
Other assets and liabilities, net — (1.8%)		(135,082)

NET ASSETS — 100.0%		$7,372,098

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 2.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (d )(e)
184,866	—	(28,972)	—	—	314	—	155,894	155,894

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $143,260, which is 1.9% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the six months ended February 28, 2018.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$7,082,478	$—	$4,564	$7,087,042
Preferred Stocks (f)	263,353	—	—	263,353
Rights (f)	885	—	6	891
Short-Term Investments	155,894	—	—	155,894

TOTAL	$7,502,610	$—	$4,570	$7,507,180

(f)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2018, the amount of transfers between Level 1 and Level 3 was $4,771. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 17.2%
Adient PLC	1,659	$102,958
Amazon.com, Inc.*	14	21,174
AMC Networks, Inc., Class A*	1,497	78,697
Aptiv PLC	11,600	1,059,428
Aramark	8,634	360,124
AutoNation, Inc.*	1,629	81,792
AutoZone, Inc.*	175	116,326
Best Buy Co., Inc.	1,970	142,707
Booking Holdings, Inc.*	58	117,974
BorgWarner, Inc.	6,799	333,695
Bright Horizons Family Solutions, Inc.*	1,043	99,680
Brunswick Corp.	2,219	126,927
Burlington Stores, Inc.*	1,912	234,488
Cable One, Inc.	159	108,273
CarMax, Inc.*	844	52,260
Carnival Corp.	9,080	607,543
Carter’s, Inc.	3,846	448,751
CBS Corp., Class B	2,413	127,817
Charter Communications, Inc., Class A*	16	5,471
Chipotle Mexican Grill, Inc.*	60	19,105
Choice Hotels International, Inc.	989	78,279
Cinemark Holdings, Inc.	1,826	77,715
Comcast Corp., Class A	1,982	71,768
D.R. Horton, Inc.	5,803	243,146
Darden Restaurants, Inc.	6,717	619,240
Delphi Technologies PLC	4,102	195,871
Discovery Communications, Inc., Class A*	462	11,236
Discovery Communications, Inc., Class C*	459	10,548
DISH Network Corp., Class A*	1,375	57,324
Dollar General Corp.	6,927	655,225
Dollar Tree, Inc.*	4,517	463,625
Domino’s Pizza, Inc.	1,123	249,766
Dunkin’ Brands Group, Inc.	994	59,531
Expedia, Inc.	472	49,640
Extended Stay America, Inc.	2,658	53,240
Floor & Decor Holdings, Inc., Class A*	209	9,420
Foot Locker, Inc.	251	11,523
Ford Motor Co.	11,735	124,508
Gap, Inc.	7,043	222,418
Garmin Ltd.	5,978	354,137
General Motors Co.	6,794	267,344
Gentex Corp.	8,382	190,355
Genuine Parts Co.	3,669	336,961
Goodyear Tire & Rubber Co.	2,587	74,868
Graham Holdings Co., Class B	253	146,765
H&R Block, Inc.	5,512	139,619
Hanesbrands, Inc. (a)	2,498	48,461
Harley-Davidson, Inc.	1,731	78,553
Hasbro, Inc.	5,379	514,071
Hilton Grand Vacations, Inc.*	651	28,097
Hilton Worldwide Holdings, Inc.	1,351	109,147
Home Depot, Inc.	663	120,845
Hyatt Hotels Corp., Class A*	1,066	82,370
International Game Technology PLC	2,376	62,964

	Number of Shares	Value
Consumer Discretionary (Continued)
Interpublic Group of Companies, Inc.	4,711	$110,237
John Wiley & Sons, Inc., Class A	2,952	189,666
Kohl’s Corp.	1,670	110,370
L Brands, Inc.	921	45,433
Las Vegas Sands Corp.	833	60,651
Lear Corp.	6,153	1,147,965
Leggett & Platt, Inc.	5,170	224,688
Lennar Corp., Class A	6,701	379,143
Lennar Corp., Class B	531	24,086
Liberty Broadband Corp., Class A*	546	47,709
Liberty Broadband Corp., Class C*	1,864	163,808
Liberty Interactive Corp., Class A*	17,251	498,036
Liberty Media Corp.-Liberty Formula One, Class A*	1,118	35,295
Liberty Media Corp.-Liberty Formula One, Class C*(a)	2,181	71,820
Liberty Media Corp-Liberty SiriusXM, Class A*	3,027	126,983
Liberty Media Corp-Liberty SiriusXM, Class C*	6,246	260,833
Liberty Ventures, Series A*	9,615	514,595
Live Nation Entertainment, Inc.*	4,898	219,430
LKQ Corp.*	2,118	83,619
Lowe’s Cos., Inc.	4,777	427,971
Lululemon Athletica, Inc.*	337	27,331
Madison Square Garden Co., Class A*	640	156,288
Mattel, Inc. (a)	828	13,165
McDonald’s Corp.	1,218	192,127
MGM Resorts International	1,202	41,144
Michael Kors Holdings Ltd.*	2,264	142,474
Michaels Cos., Inc.*	1,465	33,710
Mohawk Industries, Inc.*	1,957	469,445
Murphy USA, Inc.*	1,909	143,385
News Corp., Class A	8,473	136,669
News Corp., Class B	2,367	38,819
NIKE, Inc., Class B	4,966	332,871
Nordstrom, Inc.	1,613	82,763
Norwegian Cruise Line Holdings Ltd.*	2,524	143,616
NVR, Inc.*	188	534,516
Omnicom Group, Inc.	2,775	211,538
O’Reilly Automotive, Inc.*	498	121,607
Penske Automotive Group, Inc.	356	16,305
Polaris Industries, Inc. (a)	1,049	119,576
Pool Corp.	2,020	278,821
PulteGroup, Inc.	7,131	200,167
PVH Corp.	2,640	380,899
Ralph Lauren Corp.	1,067	112,931
Regal Entertainment Group, Class A	1,355	31,151
Ross Stores, Inc.	4,705	367,413
Royal Caribbean Cruises Ltd.	1,907	241,426
Scripps Networks Interactive, Inc., Class A	3,627	325,922
Service Corp. International	5,676	212,453
ServiceMaster Global Holdings, Inc.*	1,650	84,744
Signet Jewelers Ltd.	307	15,436
Sirius XM Holdings, Inc. (a)	28,851	181,184
Six Flags Entertainment Corp. (a)	2,335	149,650

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Skechers U.S.A., Inc., Class A*	597	$24,429
Starbucks Corp.	2,852	162,849
Tapestry, Inc.	8,426	428,968
Target Corp.	2,934	221,253
TEGNA, Inc.	3,211	41,293
Thor Industries, Inc.	3,714	479,106
Tiffany & Co.	3,492	352,832
Time Warner, Inc.	946	87,940
TJX Cos., Inc.	4,395	363,379
Toll Brothers, Inc.	2,525	110,671
Tractor Supply Co.	2,192	142,327
Tribune Media Co., Class A	850	35,419
Tupperware Brands Corp.	3,980	195,219
Twenty-First Century Fox, Inc., Class A	3,524	129,754
Twenty-First Century Fox, Inc., Class B	1,425	51,899
Ulta Beauty, Inc.*	144	29,282
Urban Outfitters, Inc.*	685	24,174
Vail Resorts, Inc.	226	46,527
VF Corp.	7,472	557,187
Viacom, Inc., Class B	447	14,903
Visteon Corp.*	1,368	169,413
Walt Disney Co.	933	96,248
Wendy’s Co. (a)	1,577	25,153
Whirlpool Corp.	1,139	185,008
Williams-Sonoma, Inc. (a)	2,249	116,408
Wyndham Worldwide Corp.	5,412	626,601
Yum China Holdings, Inc.	7,893	341,925
Yum! Brands, Inc.	5,537	450,601

		25,856,422

Consumer Staples — 5.5%
Altria Group, Inc.	1,270	79,946
Archer-Daniels-Midland Co.	2,584	107,288
Brown-Forman Corp., Class A	633	43,044
Brown-Forman Corp., Class B	2,316	161,634
Bunge Ltd.	1,764	133,058
Campbell Soup Co.	2,390	102,889
Casey’s General Stores, Inc.	1,356	152,292
Church & Dwight Co., Inc.	6,078	298,977
Clorox Co.	3,460	446,617
Coca-Cola Co.	921	39,806
Colgate-Palmolive Co.	3,937	271,535
Conagra Brands, Inc.	3,797	137,186
Constellation Brands, Inc., Class A	877	188,976
Costco Wholesale Corp.	3,574	682,277
CVS Health Corp.	3,635	246,199
Dr Pepper Snapple Group, Inc.	2,597	301,901
Edgewell Personal Care Co.*	307	15,396
Energizer Holdings, Inc.	1,826	99,480
Estee Lauder Cos., Inc., Class A	2,846	394,000
Flowers Foods, Inc.	7,040	146,010
General Mills, Inc.	2,574	130,116
Hain Celestial Group, Inc.*	873	30,363
Hershey Co.	2,603	255,771
Hormel Foods Corp. (a)	4,225	137,143
Ingredion, Inc.	1,791	233,976
JM Smucker Co.	1,085	137,035

	Number of Shares	Value
Consumer Staples (Continued)
Kellogg Co.	1,525	$100,955
Kimberly-Clark Corp.	2,945	326,659
Kraft Heinz Co.	192	12,874
Kroger Co.	1,403	38,049
Lamb Weston Holdings, Inc.	15,294	827,252
McCormick & Co., Inc.	3,380	360,916
Molson Coors Brewing Co., Class B	218	16,622
Mondelez International, Inc., Class A	1,003	44,032
Monster Beverage Corp.*	1,704	107,982
Nu Skin Enterprises, Inc., Class A	95	6,688
PepsiCo, Inc.	683	74,946
Philip Morris International, Inc.	1,021	105,725
Pilgrim’s Pride Corp.*	1,999	50,375
Pinnacle Foods, Inc.	2,247	121,248
Post Holdings, Inc.*	374	28,342
Procter & Gamble Co.	827	64,936
Seaboard Corp.	9	36,468
Spectrum Brands Holdings, Inc.	314	30,995
Sprouts Farmers Market, Inc.*	2,060	53,066
Sysco Corp.	6,368	379,851
Tyson Foods, Inc., Class A	2,036	151,438
US Foods Holding Corp.*	5,463	182,410
Walgreens Boots Alliance, Inc.	1,674	115,322
Walmart, Inc.	1,055	94,961

		8,305,027

Energy — 0.5%
Andeavor	449	40,239
Baker Hughes a GE Co.	1,274	33,634
Chevron Corp.	132	14,773
ConocoPhillips	83	4,508
CONSOL Energy, Inc.*	1,038	32,894
EOG Resources, Inc.	200	20,284
Exxon Mobil Corp.	117	8,861
HollyFrontier Corp.	937	40,132
Kinder Morgan, Inc.	1,164	18,857
Marathon Petroleum Corp.	1,895	121,394
Occidental Petroleum Corp.	586	38,442
ONEOK, Inc.	295	16,617
PBF Energy, Inc., Class A	674	19,755
Phillips 66	508	45,908
Valero Energy Corp.	3,304	298,748

		755,046

Financials — 14.1%
Affiliated Managers Group, Inc.	1,938	366,980
Aflac, Inc.	5,200	462,176
AGNC Investment Corp. REIT	10,571	189,644
Alleghany Corp.*	183	110,925
Allstate Corp.	4,504	415,539
Ally Financial, Inc.	8,194	228,613
American Express Co.	2,203	214,815
American Financial Group, Inc.	2,210	249,288
American National Insurance Co.	112	13,093
Ameriprise Financial, Inc.	1,132	177,090
Annaly Capital Management, Inc. REIT	37,765	378,783
Aon PLC	3,798	532,935
Arch Capital Group Ltd.*	2,894	255,367

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Arthur J Gallagher & Co.	6,559	$453,292
Aspen Insurance Holdings Ltd.	588	21,403
Associated Banc-Corp.	1,744	43,077
Assurant, Inc.	1,652	141,196
Assured Guaranty Ltd.	2,528	87,418
Athene Holding, Ltd., Class A*	642	30,309
Axis Capital Holdings Ltd.	1,201	59,257
Bank of Hawaii Corp.	315	25,833
Bank of New York Mellon Corp.	1,741	99,289
Bank of the Ozarks	410	20,455
BankUnited, Inc.	735	29,562
BB&T Corp.	1,665	90,493
Berkshire Hathaway, Inc., Class B*	271	56,151
BGC Partners, Inc., Class A	3,610	47,724
BlackRock, Inc.	54	29,669
Brighthouse Financial, Inc.*	126	6,838
Brown & Brown, Inc.	3,714	195,505
Capital One Financial Corp.	1,131	110,759
Cboe Global Markets, Inc.	2,814	315,196
Charles Schwab Corp.	455	24,124
Chimera Investment Corp. REIT	17,775	297,909
Chubb Ltd.	1,466	208,055
Cincinnati Financial Corp.	2,408	179,613
CIT Group, Inc.	484	25,676
Citigroup, Inc.	475	35,858
Citizens Financial Group, Inc.	1,395	60,669
CME Group, Inc.	491	81,585
CNA Financial Corp.	508	25,938
Comerica, Inc.	411	39,957
Commerce Bancshares, Inc.	678	39,168
Credit Acceptance Corp.*(a)	196	61,679
Cullen/Frost Bankers, Inc.	532	55,323
Discover Financial Services	2,358	185,881
E*TRADE Financial Corp.*	1,918	100,177
East West Bancorp, Inc.	1,295	84,887
Eaton Vance Corp.	8,107	429,104
Erie Indemnity Co., Class A	1,457	168,531
Everest Re Group Ltd.	2,420	581,381
FactSet Research Systems, Inc.	1,037	210,698
Federated Investors, Inc., Class B	8,184	266,635
Fifth Third Bancorp	3,867	127,804
First American Financial Corp.	10,688	620,225
First Horizon National Corp.	257	4,896
First Republic Bank	536	49,741
FNB Corp.	1,025	14,370
FNF Group	25,203	1,006,356
Franklin Resources, Inc.	5,170	199,924
Goldman Sachs Group, Inc.	103	27,082
Hanover Insurance Group, Inc.	1,481	159,815
Hartford Financial Services Group, Inc.	2,738	144,703
Huntington Bancshares, Inc.	4,163	65,359
Interactive Brokers Group, Inc., Class A	1,149	79,741
Intercontinental Exchange, Inc.	1,028	75,126
Invesco Ltd.	3,457	112,491
JPMorgan Chase & Co.	9	1,039
KeyCorp	2,509	53,015
Lazard Ltd., Class A	6,884	371,529

	Number of Shares	Value
Financials (Continued)
Legg Mason, Inc.	4,277	$170,695
Leucadia National Corp.	3,887	93,249
Lincoln National Corp.	1,045	79,598
Loews Corp.	2,323	114,594
LPL Financial Holdings, Inc.	2,918	187,540
M&T Bank Corp.	414	78,594
Markel Corp.*	120	133,440
MarketAxess Holdings, Inc.	392	79,341
Marsh & McLennan Cos., Inc.	7,450	618,499
Mercury General Corp.	304	13,875
MetLife, Inc.	1,136	52,472
MFA Financial, Inc. REIT	11,572	82,393
Moody’s Corp.	1,611	268,844
Morgan Stanley	508	28,458
Morningstar, Inc.	1,295	121,018
MSCI, Inc.	3,560	503,811
Nasdaq, Inc.	506	40,859
New Residential Investment Corp. REIT	12,547	202,383
New York Community Bancorp, Inc.	1,459	19,872
Northern Trust Corp.	613	64,898
Old Republic International Corp.	12,121	242,784
PacWest Bancorp	521	27,165
People’s United Financial, Inc.	1,702	32,576
PNC Financial Services Group, Inc.	546	86,082
Popular, Inc.	248	10,418
Principal Financial Group, Inc.	2,558	159,440
ProAssurance Corp.	1,347	64,387
Progressive Corp.	13,502	777,445
Prosperity Bancshares, Inc.	373	27,975
Prudential Financial, Inc.	896	95,263
Raymond James Financial, Inc.	1,950	180,784
Regions Financial Corp.	5,950	115,490
Reinsurance Group of America, Inc.	1,879	288,971
RenaissanceRe Holdings Ltd.	2,028	260,152
S&P Global, Inc.	3,319	636,584
Santander Consumer USA Holdings, Inc.	826	13,505
SEI Investments Co.	5,683	413,893
Signature Bank*	157	22,952
Starwood Property Trust, Inc. REIT	2,812	56,943
State Street Corp.	988	104,876
SunTrust Banks, Inc.	767	53,567
SVB Financial Group*	131	32,616
Synchrony Financial	3,470	126,273
Synovus Financial Corp.	1,309	64,534
T. Rowe Price Group, Inc.	4,503	503,886
TCF Financial Corp.	1,506	33,584
TD Ameritrade Holding Corp.	399	22,943
Torchmark Corp.	4,167	355,737
Travelers Cos., Inc.	2,752	382,528
Two Harbors Investment Corp. REIT	8,807	129,375
Unum Group	4,778	243,487
US Bancorp	876	47,619
Validus Holdings Ltd.	2,772	187,498
Voya Financial, Inc.	1,172	59,795
W.R. Berkley Corp.	2,826	193,242
Webster Financial Corp.	304	16,592
Western Alliance Bancorp*	733	42,851

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Willis Towers Watson PLC	926	$146,215
XL Group Ltd.	3,367	142,458
Zions Bancorporation	685	37,654

		21,129,310

Health Care — 10.2%
Abbott Laboratories	2,668	160,960
AbbVie, Inc.	597	69,151
Aetna, Inc.	501	88,707
Agilent Technologies, Inc.	5,608	384,653
Alexion Pharmaceuticals, Inc.*	101	11,862
Align Technology, Inc.*	443	116,296
Allergan PLC	481	74,180
AmerisourceBergen Corp.	3,530	335,915
Amgen, Inc.	659	121,104
Anthem, Inc.	2,665	627,288
Baxter International, Inc.	24,340	1,650,009
Becton Dickinson and Co.	1,703	378,100
Biogen, Inc.*	305	88,142
Bio-Rad Laboratories, Inc., Class A*	527	142,311
Bio-Techne Corp.	754	106,570
Bioverativ, Inc.*	6,096	638,129
Boston Scientific Corp.*	4,375	119,263
Bristol-Myers Squibb Co.	1,332	88,178
Bruker Corp.	2,965	90,877
Cardinal Health, Inc.	731	50,593
Celgene Corp.*	191	16,640
Centene Corp.*	621	62,982
Cerner Corp.*	7,258	465,673
Charles River Laboratories International, Inc.*	1,606	171,216
Cigna Corp.	3,824	749,083
Cooper Cos., Inc.	1,321	304,517
Danaher Corp.	1,632	159,577
DaVita, Inc.*	2,156	155,275
DENTSPLY SIRONA, Inc.	108	6,055
Edwards Lifesciences Corp.*	1,038	138,749
Eli Lilly & Co.	1,719	132,397
Express Scripts Holding Co.*	4,353	328,434
Gilead Sciences, Inc.	2,490	196,038
HCA Healthcare, Inc.	3,023	300,033
Henry Schein, Inc.*	4,353	288,125
Hill-Rom Holdings, Inc.	2,091	174,933
Hologic, Inc.*	1,150	44,655
Humana, Inc.	1,020	277,256
IDEXX Laboratories, Inc.*	1,220	228,421
Illumina, Inc.*	73	16,645
Intuitive Surgical, Inc.*	393	167,595
Johnson & Johnson	318	41,302
Laboratory Corp. of America Holdings*	2,710	468,017
LifePoint Health, Inc.*	359	16,550
McKesson Corp.	2,372	353,974
MEDNAX, Inc.*	600	32,988
Medtronic PLC	1,304	104,177
Merck & Co., Inc.	742	40,231
Mettler-Toledo International, Inc.*	638	393,148
Mylan N.V.*	782	31,530

	Number of Shares	Value
Health Care (Continued)
Patterson Cos., Inc.	2,357	$74,434
PerkinElmer, Inc.	2,953	225,432
Pfizer, Inc.	1,641	59,585
QIAGEN NV*	2,688	90,586
Quest Diagnostics, Inc.	3,283	338,313
Regeneron Pharmaceuticals, Inc.*	27	8,652
ResMed, Inc.	2,993	285,143
STERIS PLC	3,319	303,025
Stryker Corp.	1,015	164,592
Teleflex, Inc.	1,451	362,503
Thermo Fisher Scientific, Inc.	760	158,521
United Therapeutics Corp.*	464	53,754
UnitedHealth Group, Inc.	476	107,652
Universal Health Services, Inc., Class B	1,747	199,507
Varian Medical Systems, Inc.*	4,712	562,330
Veeva Systems, Inc., Class A*	288	20,074
Waters Corp.*	1,905	389,839
WellCare Health Plans, Inc.*	740	143,493
West Pharmaceutical Services, Inc.	2,234	194,849
Zimmer Biomet Holdings, Inc.	1,286	149,498
Zoetis, Inc.	2,016	163,014

		15,263,300

Industrials — 16.5%
3M Co.	637	150,020
AECOM*	639	22,691
AGCO Corp.	1,498	99,767
Air Lease Corp.	2,605	113,760
Alaska Air Group, Inc.	382	24,639
Allegion PLC	3,308	278,236
Allison Transmission Holdings, Inc.	3,761	149,048
AMERCO	61	20,984
American Airlines Group, Inc.	1,215	65,914
AMETEK, Inc.	4,897	370,899
AO Smith Corp.	5,060	324,801
Arconic, Inc.	901	21,975
Armstrong World Industries, Inc.*	401	24,180
Boeing Co.	851	308,241
BWX Technologies, Inc.	5,264	331,421
C.H. Robinson Worldwide, Inc.	2,590	241,802
Carlisle Cos., Inc.	1,786	183,797
Caterpillar, Inc.	585	90,459
Cintas Corp.	250	42,665
Clean Harbors, Inc.*	218	10,885
Colfax Corp.*	355	11,285
Copa Holdings SA, Class A	521	70,840
Copart, Inc.*	8,370	391,800
CoStar Group, Inc.*	397	135,826
Crane Co.	1,693	156,281
CSX Corp.	2,534	136,126
Cummins, Inc.	3,476	584,559
Deere & Co.	1,557	250,475
Delta Air Lines, Inc.	5,318	286,640
Donaldson Co., Inc.	4,256	201,990
Dover Corp.	1,528	152,953
Dun & Bradstreet Corp.	624	78,025
Eaton Corp. PLC	3,664	295,685

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Emerson Electric Co.	3,524	$250,415
Equifax, Inc.	1,531	173,003
Expeditors International of Washington, Inc.	5,181	336,558
Fastenal Co.	3,291	180,084
FedEx Corp.	1,326	326,740
Flowserve Corp.	557	23,589
Fluor Corp.	849	48,308
Fortive Corp.	6,192	475,546
Fortune Brands Home & Security, Inc.	4,138	251,011
General Dynamics Corp.	1,177	261,824
Genesee & Wyoming, Inc., Class A*	285	19,816
Graco, Inc.	6,380	282,953
Harris Corp.	1,201	187,536
HD Supply Holdings, Inc.*	712	25,810
HEICO Corp.	626	53,586
HEICO Corp., Class A	1,810	131,225
Hexcel Corp.	4,447	299,194
Honeywell International, Inc.	957	144,612
Hubbell, Inc.	1,504	197,099
Huntington Ingalls Industries, Inc.	2,341	613,365
IDEX Corp.	1,901	260,057
IHS Markit Ltd.*	1,280	60,224
Illinois Tool Works, Inc.	1,534	247,649
Ingersoll-Rand PLC	4,325	384,060
ITT, Inc.	4,160	208,749
Jacobs Engineering Group, Inc.	3,677	224,518
JB Hunt Transport Services, Inc.	2,701	320,258
JetBlue Airways Corp.*	5,336	112,323
Johnson Controls International PLC	1,144	42,179
Kansas City Southern	1,765	181,866
KAR Auction Services, Inc.	3,484	188,415
Kirby Corp.*	728	54,600
L3 Technologies, Inc.	2,154	447,063
Landstar System, Inc.	2,023	220,102
Lennox International, Inc.	1,510	308,991
Lincoln Electric Holdings, Inc.	1,543	135,074
Lockheed Martin Corp.	1,113	392,266
Macquarie Infrastructure Corp.	493	19,966
ManpowerGroup, Inc.	6,114	724,264
Masco Corp.	6,535	268,719
Middleby Corp.*	298	35,834
MSC Industrial Direct Co., Inc., Class A	667	58,349
Nielsen Holdings PLC	2,918	95,214
Nordson Corp.	968	129,780
Norfolk Southern Corp.	1,510	210,011
Northrop Grumman Corp.	1,242	434,750
Old Dominion Freight Line, Inc.	2,227	309,375
Orbital ATK, Inc.	2,240	295,814
Oshkosh Corp.	1,215	95,900
Owens Corning	5,904	479,995
PACCAR, Inc.	2,202	157,641
Parker-Hannifin Corp.	586	104,583
Pentair PLC	1,652	113,476
Quanta Services, Inc.*	3,823	131,664
Raytheon Co.	2,306	501,578
Regal Beloit Corp.	1,465	105,920

	Number of Shares	Value
Industrials (Continued)
Republic Services, Inc.	3,166	$212,692
Robert Half International, Inc.	7,213	411,646
Rockwell Automation, Inc.	2,185	395,048
Rockwell Collins, Inc.	85	11,706
Rollins, Inc.	3,605	181,223
Roper Technologies, Inc.	412	113,337
Ryder System, Inc.	1,653	119,628
Sensata Technologies Holding NV*	2,796	147,797
Snap-on, Inc.	1,307	208,101
Southwest Airlines Co.	6,257	361,905
Spirit AeroSystems Holdings, Inc., Class A	7,156	653,271
Stanley Black & Decker, Inc.	3,812	606,832
Stericycle, Inc.*	684	42,866
Teledyne Technologies, Inc.*	1,317	244,896
Textron, Inc.	3,809	227,969
Timken Co.	3,646	159,695
Toro Co.	4,911	312,192
TransDigm Group, Inc.	616	177,599
TransUnion*	1,732	98,845
Trinity Industries, Inc.	632	20,628
Union Pacific Corp.	1,159	150,960
United Continental Holdings, Inc.*	362	24,540
United Parcel Service, Inc., Class B	1,374	143,459
United Rentals, Inc.*	476	83,343
United Technologies Corp.	839	113,047
Univar, Inc.*	352	10,141
USG Corp.*(a)	812	27,137
Valmont Industries, Inc.	656	96,498
Verisk Analytics, Inc.*	1,942	198,453
W.W. Grainger, Inc.	666	174,192
WABCO Holdings, Inc.*	1,941	267,800
Waste Management, Inc.	4,378	377,909
Watsco, Inc.	1,911	316,022
Welbilt, Inc.*	2,262	44,810
WESCO International, Inc.*	255	15,874
XPO Logistics, Inc.*	220	21,655
Xylem, Inc.	702	52,355

		24,798,241

Information Technology — 15.6%
Accenture PLC, Class A	1,805	290,623
Activision Blizzard, Inc.	3,327	243,304
Adobe Systems, Inc.*	1,009	211,012
Akamai Technologies, Inc.*	756	51,000
Alliance Data Systems Corp.	390	93,974
Alphabet, Inc., Class A*	17	18,767
Alphabet, Inc., Class C*	24	26,514
Amdocs Ltd.	9,452	621,847
Amphenol Corp., Class A	2,665	243,554
ANSYS, Inc.*	3,236	517,566
Apple, Inc.	726	129,315
Applied Materials, Inc.	10,871	626,061
Arista Networks, Inc.*	21	5,665
Arrow Electronics, Inc.*	1,645	134,199
Autodesk, Inc.*	84	9,868
Automatic Data Processing, Inc.	2,266	261,315

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Black Knight, Inc.*	843	$40,169
Booz Allen Hamilton Holding Corp.	2,089	79,236
Broadridge Financial Solutions, Inc.	6,748	677,364
CA, Inc.	4,642	162,934
Cadence Design Systems, Inc.*	11,824	458,416
CDK Global, Inc.	2,258	155,079
CDW Corp.	7,781	567,468
Cisco Systems, Inc.	2,006	89,829
Citrix Systems, Inc.*	4,412	405,904
Cognex Corp.	1,672	89,803
Cognizant Technology Solutions Corp., Class A	5,470	448,649
Coherent, Inc.*	345	72,160
CommScope Holding Co., Inc.*	430	16,645
Conduent, Inc.*	3,986	75,335
CoreLogic, Inc.*	3,453	157,112
Corning, Inc.	36,822	1,070,784
CSRA, Inc.	1,410	57,147
Dell Technologies, Inc., Class V*	4,361	323,979
Dolby Laboratories, Inc., Class A	3,925	253,359
DST Systems, Inc.	1,437	119,515
DXC Technology Co.	341	34,966
eBay, Inc.*	16,998	728,534
EchoStar Corp., Class A*	2,350	136,347
Electronic Arts, Inc.*	1,489	184,189
Euronet Worldwide, Inc.*	1,753	148,777
F5 Networks, Inc.*	764	113,469
Facebook, Inc., Class A*	123	21,933
Fidelity National Information Services, Inc.	2,431	236,245
Fiserv, Inc.*	2,416	346,430
FleetCor Technologies, Inc.*	383	76,573
FLIR Systems, Inc.	4,173	204,894
Fortinet, Inc.*	2,246	113,356
Gartner, Inc.*	1,496	169,661
Genpact Ltd.	10,223	320,696
Global Payments, Inc.	200	22,678
GoDaddy, Inc., Class A*	800	47,848
Guidewire Software, Inc.*	1,312	105,380
Hewlett Packard Enterprise Co.	6,914	128,531
HP, Inc.	22,742	531,935
IAC/InterActiveCorp*	364	54,203
Intel Corp.	2,648	130,520
International Business Machines Corp.	439	68,409
Intuit, Inc.	2,927	488,399
IPG Photonics Corp.*	478	117,416
Jabil, Inc.	9,792	265,265
Jack Henry & Associates, Inc.	3,291	386,034
Juniper Networks, Inc.	4,657	119,499
Keysight Technologies, Inc.*	4,464	209,853
KLA-Tencor Corp.	4,328	490,406
Lam Research Corp.	3,281	629,493
LogMeIn, Inc.	189	21,839
Manhattan Associates, Inc.*	488	20,545
Mastercard, Inc., Class A	591	103,874
Maxim Integrated Products, Inc.	9,232	562,598
Microchip Technology, Inc. (a)	557	49,534

	Number of Shares	Value
Information Technology (Continued)
Micron Technology, Inc.*	1,017	$49,640
Microsemi Corp.*	694	45,041
Microsoft Corp.	467	43,791
Motorola Solutions, Inc.	2,902	308,047
National Instruments Corp.	4,547	229,896
NCR Corp.*	475	15,675
NetApp, Inc.	6,379	386,248
NVIDIA Corp.	107	25,894
NXP Semiconductors NV*	612	76,292
ON Semiconductor Corp.*	1,145	27,388
Oracle Corp.	645	32,682
Palo Alto Networks, Inc.*	157	27,219
Paychex, Inc.	3,985	259,543
PayPal Holdings, Inc.*	1,158	91,957
PTC, Inc.*	819	60,409
Qorvo, Inc.*	498	40,194
QUALCOMM, Inc.	881	57,265
Red Hat, Inc.*	2,709	399,307
Sabre Corp.	1,481	34,019
salesforce.com, Inc.*	654	76,028
Skyworks Solutions, Inc.	4,004	437,437
SS&C Technologies Holdings, Inc.	2,139	105,923
Switch, Inc., Class A	1,898	26,211
Synopsys, Inc.*	6,501	550,440
Take-Two Interactive Software, Inc.*	1,285	143,753
Teradata Corp.*	5,234	192,716
Teradyne, Inc.	7,063	320,660
Texas Instruments, Inc.	3,555	385,184
Total System Services, Inc.	2,589	227,703
Trimble, Inc.*	2,308	87,542
Tyler Technologies, Inc.*	914	185,643
Ultimate Software Group, Inc.*	304	72,492
VeriSign, Inc.*(a)	4,943	573,487
Versum Materials, Inc.	7,536	278,983
Visa, Inc., Class A	735	90,361
VMware, Inc., Class A*	1,366	179,971
Western Digital Corp.	2,409	209,679
Western Union Co.	5,903	116,997
Workday, Inc., Class A*	107	13,554
Worldpay, Inc., Class A*	1,184	96,236
Xerox Corp.	5,451	165,274
Xilinx, Inc.	6,647	473,599
Zebra Technologies Corp., Class A*	295	40,751

		23,456,931

Materials — 6.0%
Air Products & Chemicals, Inc.	1,090	175,261
Albemarle Corp.	2,982	299,482
AptarGroup, Inc.	2,510	224,444
Ashland Global Holdings, Inc.	811	57,435
Avery Dennison Corp.	6,369	752,497
Axalta Coating Systems Ltd.*	4,499	138,569
Bemis Co., Inc.	2,574	113,488
Berry Global Group, Inc.*	2,479	134,858
Cabot Corp.	3,773	227,059
Celanese Corp., Series A	3,890	392,345
Crown Holdings, Inc.*	4,599	229,214

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Domtar Corp.	4,560	$204,106
DowDuPont, Inc.	630	44,289
Eagle Materials, Inc.	489	49,013
Eastman Chemical Co.	3,848	388,956
Ecolab, Inc.	1,701	221,896
FMC Corp.	2,030	159,314
Graphic Packaging Holding Co.	20,144	308,405
Huntsman Corp.	2,227	71,865
International Flavors & Fragrances, Inc.	2,873	405,811
International Paper Co.	3,731	222,330
LyondellBasell Industries NV, Class A	4,292	464,480
Martin Marietta Materials, Inc.	271	55,265
Monsanto Co.	2,370	292,387
Mosaic Co.	1,147	30,189
NewMarket Corp.	264	110,328
Newmont Mining Corp.	628	23,990
Nucor Corp.	2,331	152,447
Olin Corp.	8,163	265,298
Owens-Illinois, Inc.*	7,949	171,380
Packaging Corp. of America	2,269	270,465
PPG Industries, Inc.	3,312	372,401
Praxair, Inc.	2,201	329,600
Reliance Steel & Aluminum Co.	868	78,268
RPM International, Inc.	2,186	108,797
Scotts Miracle-Gro Co.	1,473	132,334
Sealed Air Corp.	2,702	114,484
Sherwin-Williams Co.	876	351,784
Silgan Holdings, Inc.	5,301	150,814
Sonoco Products Co.	3,899	187,035
Southern Copper Corp.	216	11,390
Steel Dynamics, Inc.	2,297	106,236
Valvoline, Inc.	2,297	52,624
Vulcan Materials Co.	507	59,689
Westlake Chemical Corp.	76	8,228
WestRock Co.	3,174	208,722

		8,929,272

Real Estate — 5.8%
Alexandria Real Estate Equities, Inc. REIT	96	11,646
American Campus Communities, Inc. REIT	539	19,663
American Homes 4 Rent, Class A REIT	924	17,732
American Tower Corp. REIT	984	137,101
Apartment Investment & Management Co., Class A REIT	537	20,760
Apple Hospitality REIT, Inc. REIT	4,219	71,681
AvalonBay Communities, Inc. REIT	1,513	236,058
Boston Properties, Inc. REIT	766	91,054
Brandywine Realty Trust REIT	1,244	19,481
Brixmor Property Group, Inc. REIT	2,013	31,282
Camden Property Trust REIT	4,180	333,188
CBRE Group, Inc., Class A*	8,634	403,639
Colony NorthStar, Inc., Class A REIT	1,274	9,912
Columbia Property Trust, Inc. REIT	640	13,331
CoreCivic, Inc. REIT	1,495	31,081
CoreSite Realty Corp. REIT	901	84,559
Corporate Office Properties Trust REIT	744	18,570

	Number of Shares	Value
Real Estate (Continued)
Crown Castle International Corp. REIT	622	$68,457
CubeSmart REIT	2,042	54,746
CyrusOne, Inc. REIT	192	9,581
DCT Industrial Trust, Inc. REIT	1,264	69,962
Digital Realty Trust, Inc. REIT	1,066	107,282
Douglas Emmett, Inc. REIT	1,057	37,788
Duke Realty Corp. REIT	5,736	142,081
Empire State Realty Trust, Inc., Class A REIT	1,367	23,048
EPR Properties REIT	1,478	85,177
Equinix, Inc. REIT	127	49,797
Equity Commonwealth REIT*	2,039	59,987
Equity LifeStyle Properties, Inc. REIT	2,514	212,710
Equity Residential REIT	16,180	909,801
Essex Property Trust, Inc. REIT	541	121,092
Extra Space Storage, Inc. REIT	2,656	225,893
Federal Realty Investment Trust REIT	614	69,959
Gaming and Leisure Properties, Inc. REIT	8,850	294,351
GGP, Inc. REIT	3,928	83,156
HCP, Inc. REIT	3,896	84,309
Healthcare Trust of America, Inc., Class A REIT	733	18,215
Highwoods Properties, Inc. REIT	1,176	50,580
Hospitality Properties Trust REIT	4,556	115,905
Host Hotels & Resorts, Inc. REIT	21,857	405,666
Howard Hughes Corp.*	223	28,586
Hudson Pacific Properties, Inc. REIT	660	20,836
Iron Mountain, Inc. REIT	1,545	48,606
JBG SMITH Properties REIT	646	21,092
Jones Lang LaSalle, Inc.	2,462	395,422
Kilroy Realty Corp. REIT	1,514	103,103
Kimco Realty Corp. REIT	1,349	20,181
Lamar Advertising Co., Class A REIT	5,367	356,744
Liberty Property Trust REIT	6,361	249,733
Life Storage, Inc. REIT	592	46,507
Macerich Co. REIT	1,668	98,312
Medical Properties Trust, Inc. REIT	7,432	91,116
Mid-America Apartment Communities, Inc. REIT	666	57,156
National Retail Properties, Inc. REIT	2,125	79,135
Omega Healthcare Investors, Inc. REIT (a)	4,485	114,278
Outfront Media, Inc. REIT	2,090	42,866
Park Hotels & Resorts, Inc. REIT	1,394	36,230
Piedmont Office Realty Trust, Inc., Class A REIT	2,774	49,821
Prologis, Inc. REIT	3,769	228,703
Public Storage REIT	818	159,052
Rayonier, Inc. REIT	7,443	252,988
Realogy Holdings Corp. (a)	3,271	83,574
Realty Income Corp. REIT	1,284	63,147
Regency Centers Corp. REIT	769	44,687
Retail Properties of America, Inc., Class A REIT	3,979	47,589
SBA Communications Corp. REIT*	352	55,359
Senior Housing Properties Trust REIT	5,246	79,424
Simon Property Group, Inc. REIT	780	119,738
SL Green Realty Corp. REIT	300	29,076

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
STORE Capital Corp. REIT	1,670	$39,813
Sun Communities, Inc. REIT	313	27,406
Tanger Factory Outlet Centers, Inc. REIT (a)	1,607	35,868
Taubman Centers, Inc. REIT	334	19,526
UDR, Inc. REIT	1,118	37,587
Ventas, Inc. REIT	1,468	70,934
Vornado Realty Trust REIT	1,870	124,299
Weingarten Realty Investors REIT	3,009	81,634
Welltower, Inc. REIT	1,714	89,985
Weyerhaeuser Co. REIT	2,857	100,081
WP Carey, Inc. REIT	2,891	173,229

		8,673,704

Telecommunication Services — 0.2%
AT&T, Inc.	1,147	41,636
CenturyLink, Inc.	1,856	32,796
Telephone & Data Systems, Inc.	1,750	49,070
T-Mobile US, Inc.*	842	51,034
Verizon Communications, Inc.	934	44,589
Zayo Group Holdings, Inc.*	2,293	82,204

		301,329

Utilities — 7.8%
AES Corp.	13,424	145,919
Alliant Energy Corp.	7,703	297,721
Ameren Corp.	10,064	546,475
American Electric Power Co., Inc.	5,744	376,692
American Water Works Co., Inc.	3,792	300,933
Aqua America, Inc.	5,574	190,575
Atmos Energy Corp.	3,236	260,466
Avangrid, Inc.	2,599	126,104
Calpine Corp.*	10,810	164,528
CenterPoint Energy, Inc.	23,568	637,514
CMS Energy Corp.	9,675	410,704
Consolidated Edison, Inc.	5,858	438,706
Dominion Energy, Inc.	1,373	101,698
DTE Energy Co.	3,868	389,817
Duke Energy Corp.	3,093	233,027
Edison International	6,751	409,043
Entergy Corp.	5,859	444,229

	Number of Shares	Value
Utilities (Continued)
Eversource Energy	7,637	$435,309
Exelon Corp.	12,576	465,815
FirstEnergy Corp.	8,574	277,197
Great Plains Energy, Inc.	9,831	286,574
Hawaiian Electric Industries, Inc.	7,088	233,620
MDU Resources Group, Inc.	2,486	65,357
National Fuel Gas Co.	3,242	160,252
NextEra Energy, Inc.	1,755	267,023
NiSource, Inc.	11,022	254,939
NRG Energy, Inc.	1,300	33,618
OGE Energy Corp.	6,024	188,792
PG&E Corp.	4,093	168,181
Pinnacle West Capital Corp.	4,573	351,938
PPL Corp.	10,907	312,486
Public Service Enterprise Group, Inc.	8,780	425,215
SCANA Corp.	368	14,599
Sempra Energy	2,333	254,250
Southern Co.	3,645	156,954
UGI Corp.	7,742	333,603
Vectren Corp.	5,377	323,964
Vistra Energy Corp.*	5,957	112,885
WEC Energy Group, Inc.	7,923	474,746
Westar Energy, Inc.	3,116	151,843
Xcel Energy, Inc.	11,387	492,829

		11,716,140

TOTAL COMMON STOCKS (Cost $138,935,999)		149,184,722

SECURITIES LENDING COLLATERAL — 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b)(c) (Cost $1,252,141)	1,252,141	1,252,141

TOTAL INVESTMENTS — 100.2% (Cost $140,188,140)		$150,436,863
Other assets and liabilities, net — (0.2%)		(317,057)

NET ASSETS — 100.0%		$150,119,806

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b)(c)
1,722,761	—	(470,620)	—	—	5,324	—	1,252,141	1,252,141

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $1,213,764, which is 0.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the six months ended February 28, 2018.

REIT:	Real Estate Investment Trust

At February 28, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	5	$666,187	$678,600	3/16/2018	$12,413
E-Mini S&P MidCap 400 Futures	USD	1	192,170	186,450	3/16/2018	(5,720)

Total net unrealized appreciation						$6,693

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$149,184,722	$—	$—	$149,184,722
Short-Term Investments	1,252,141	—	—	1,252,141
Derivatives (e)
Futures Contracts	12,413	—	—	12,413

TOTAL	$150,449,276	$—	$—	$150,449,276

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(5,720)	$—	$—	$(5,720)

TOTAL	$(5,720)	$—	$—	$(5,720)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Consumer Discretionary — 16.0%
1-800-Flowers.com, Inc., Class A*	388	$4,520
Aaron’s, Inc.	358	16,543
Abercrombie & Fitch Co., Class A	574	11,842
Acushnet Holdings Corp. (a)	85	1,801
Adtalem Global Education, Inc.*	224	10,315
American Axle & Manufacturing Holdings, Inc.*	329	4,856
American Eagle Outfitters, Inc.	373	7,188
American Outdoor Brands Corp.*(a)	194	1,746
American Public Education, Inc.*	217	6,673
America’s Car-Mart, Inc.*	110	5,357
Asbury Automotive Group, Inc.*	139	9,153
Ascent Capital Group, Inc., Class A*	54	367
AV Homes, Inc.*(a)	604	10,147
Barnes & Noble, Inc.	291	1,309
Bassett Furniture Industries, Inc.	344	11,077
Beazer Homes USA, Inc.*	471	7,404
Belmond Ltd., Class A*	270	3,119
Big Lots, Inc. (a)	247	13,881
Biglari Holdings, Inc.*	6	2,515
BJ’s Restaurants, Inc.	341	14,833
Bloomin’ Brands, Inc.	675	15,586
Bojangles’, Inc.*(a)	125	1,637
Boyd Gaming Corp. (a)	127	4,493
Bridgepoint Education, Inc.*	149	994
Brinker International, Inc. (a)	210	7,230
Buckle, Inc. (a)	307	6,462
Build-A-Bear Workshop, Inc.*(a)	64	582
Caleres, Inc.	146	4,089
Callaway Golf Co.	1,590	24,613
Cambium Learning Group, Inc.*	281	2,082
Camping World Holdings, Inc., Class A	109	4,556
Capella Education Co.	89	6,915
Career Education Corp.*	134	1,773
Carriage Services, Inc.	144	3,920
Carrols Restaurant Group, Inc.*	476	6,117
Cato Corp., Class A	206	2,340
Cavco Industries, Inc.*	101	16,069
Century Casinos, Inc.*	258	2,056
Century Communities, Inc.*	311	9,252
Cheesecake Factory, Inc. (a)	146	6,788
Chegg, Inc.*(a)	222	4,420
Chico’s FAS, Inc.	409	4,106
Children’s Place, Inc.	119	16,934
Churchill Downs, Inc.	32	8,262
Chuy’s Holdings, Inc.*	91	2,457
Citi Trends, Inc.	425	9,418
Clarus Corp.*	223	1,494
Clear Channel Outdoor Holdings, Inc., Class A	737	3,538
Collectors Universe, Inc.	314	4,889
Columbia Sportswear Co.	29	2,192
Conn’s, Inc.*(a)	34	1,112
Cooper Tire & Rubber Co. (a)	224	7,022
Cooper-Standard Holdings, Inc.*	107	13,037
Cracker Barrel Old Country Store, Inc. (a)	38	5,932

	Number of Shares	Value
Consumer Discretionary (Continued)
Crocs, Inc.*	1,033	$12,644
CSS Industries, Inc.	290	5,339
Culp, Inc.	73	2,029
Daily Journal Corp.*(a)	4	908
Dana, Inc.	208	5,527
Dave & Buster’s Entertainment, Inc.*	126	5,641
Deckers Outdoor Corp.*	178	16,835
Del Frisco’s Restaurant Group, Inc.*	354	5,894
Del Taco Restaurants, Inc.*	340	4,284
Delta Apparel, Inc.*	132	2,383
Denny’s Corp.*	557	8,377
Dillard’s, Inc., Class A (a)	89	7,258
Dine Brands Global, Inc. (a)	55	4,179
Dorman Products, Inc.*	80	5,520
Drive Shack, Inc.*	1,956	9,878
DSW, Inc., Class A	576	11,295
El Pollo Loco Holdings, Inc.*	144	1,404
Eldorado Resorts, Inc.*(a)	195	6,649
Emerald Expositions Events, Inc.	68	1,450
Entercom Communications Corp., Class A	156	1,544
Entravision Communications Corp., Class A	431	2,780
Escalade, Inc.	239	2,904
Ethan Allen Interiors, Inc.	205	4,869
EW Scripps Co., Class A	331	4,558
Express, Inc.*	363	2,621
Fiesta Restaurant Group, Inc.*(a)	146	2,482
Finish Line, Inc., Class A (a)	164	1,742
Five Below, Inc.*	101	6,752
Flexsteel Industries, Inc.	42	1,632
Fogo De Chao, Inc.*(a)	102	1,591
Fox Factory Holding Corp.*	260	9,763
Francesca’s Holdings Corp.*	101	526
Funko, Inc., Class A*(a)	424	3,129
Gaia, Inc.*	438	5,628
Gannett Co., Inc.	900	9,036
Genesco, Inc.*	69	2,712
Gentherm, Inc.*	125	3,850
GNC Holdings, Inc., Class A*(a)	225	958
Golden Entertainment, Inc.*	302	8,423
Grand Canyon Education, Inc.*	75	7,361
Gray Television, Inc.*	646	8,915
Group 1 Automotive, Inc.	168	11,565
Groupon, Inc.*	154	659
Guess?, Inc. (a)	1,010	15,948
Habit Restaurants, Inc., Class A*(a)	117	1,012
Hamilton Beach Brands Holding Co., Class A	126	3,121
Haverty Furniture Cos., Inc.	640	13,024
Helen of Troy Ltd.*	118	10,626
Hemisphere Media Group, Inc.*	225	2,520
Hibbett Sports, Inc.*(a)	97	2,498
Hooker Furniture Corp.	433	16,173
Houghton Mifflin Harcourt Co.*	110	748
Hovnanian Enterprises, Inc., Class A*	1,793	3,909
IMAX Corp.*	126	2,659
Installed Building Products, Inc.*	86	5,138
International Speedway Corp., Class A	408	18,360

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
iRobot Corp.*(a)	176	$11,959
J Alexander’s Holdings, Inc.*	260	2,574
J. Jill, Inc.*	267	2,299
Jack in the Box, Inc.	64	5,765
Johnson Outdoors, Inc., Class A	147	9,061
K12, Inc.*	213	3,180
KB Home	328	9,102
Kirkland’s, Inc.*	159	1,393
La Quinta Holdings, Inc.*	381	7,193
Laureate Education, Inc., Class A*	739	9,880
La-Z-Boy, Inc.	185	5,680
LCI Industries	64	6,995
LGI Homes, Inc.*(a)	39	2,207
Liberty Media Corp.-Liberty Braves, Class A*	24	550
Liberty Media Corp.-Liberty Braves, Class C*(a)	109	2,503
Liberty Tax, Inc.	161	1,264
Liberty TripAdvisor Holdings, Inc., Class A*	136	1,414
Lifetime Brands, Inc.	151	2,106
Lindblad Expeditions Holdings, Inc.*	338	3,113
Lithia Motors, Inc., Class A	39	4,052
Loral Space & Communications, Inc.*	65	2,880
M/I Homes, Inc.*	405	11,765
Malibu Boats, Inc., Class A*	515	16,506
Marcus Corp.	159	4,293
Marine Products Corp.	131	1,871
MarineMax, Inc.*	363	7,587
Marriott Vacations Worldwide Corp.	48	6,744
MCBC Holdings, Inc.*	571	13,995
MDC Holdings, Inc.	414	11,460
MDC Partners, Inc., Class A*	495	3,886
Meredith Corp. (a)	110	6,303
Meritage Homes Corp.*	136	5,766
Monarch Casino & Resort, Inc.*	225	9,502
Monro, Inc.	83	4,225
Motorcar Parts of America, Inc.*	92	1,875
Movado Group, Inc.	166	5,146
MSG Networks, Inc., Class A*	485	11,834
Nathan’s Famous, Inc.	36	2,342
National CineMedia, Inc.	146	1,099
National Vision Holdings, Inc.*	32	1,106
Nautilus, Inc.*	65	770
New Home Co, Inc.*	290	3,260
New Media Investment Group, Inc.	507	8,746
New York Times Co., Class A	332	8,001
Nexstar Media Group, Inc., Class A	29	2,072
Nutrisystem, Inc.	209	6,427
Office Depot, Inc.	586	1,541
Ollie’s Bargain Outlet Holdings, Inc.*	133	7,894
Overstock.com, Inc.*(a)	54	3,262
Oxford Industries, Inc.	116	9,271
Papa John’s International, Inc. (a)	52	3,002
Party City Holdco, Inc.*(a)	55	795
Penn National Gaming, Inc.*	560	14,902
Perry Ellis International, Inc.*	189	5,041
PetMed Express, Inc. (a)	393	17,760

	Number of Shares	Value
Consumer Discretionary (Continued)
PICO Holdings, Inc.*	205	$2,511
Pier 1 Imports, Inc.	178	552
Pinnacle Entertainment, Inc.*	276	8,327
Planet Fitness, Inc., Class A*	294	10,872
Potbelly Corp.*	438	5,628
RCI Hospitality Holdings, Inc.	291	7,860
Reading International, Inc., Class A*	217	3,559
Red Lion Hotels Corp.*	178	1,727
Red Robin Gourmet Burgers, Inc.*	84	4,507
Red Rock Resorts, Inc., Class A (a)	194	6,499
Regis Corp.*	462	7,434
Rent-A-Center, Inc. (a)	875	6,580
RH*(a)	30	2,546
Ruth’s Hospitality Group, Inc.	636	15,614
Saga Communications, Inc., Class A	74	2,886
Salem Media Group, Inc.	283	1,174
Scholastic Corp.	181	6,590
Scientific Games Corp., Class A*	18	800
SeaWorld Entertainment, Inc.*(a)	144	2,107
Shake Shack, Inc., Class A*(a)	37	1,443
Shiloh Industries, Inc.*	228	1,662
Shoe Carnival, Inc.	265	6,190
Shutterfly, Inc.*	125	9,591
Sinclair Broadcast Group, Inc., Class A (a)	169	5,712
Sleep Number Corp.*	623	21,456
Sonic Automotive, Inc., Class A	274	5,370
Sonic Corp. (a)	303	7,611
Sotheby’s*	93	4,295
Speedway Motorsports, Inc.	156	3,062
Standard Motor Products, Inc.	160	7,466
Steven Madden Ltd.*	222	9,746
Stoneridge, Inc.*	608	13,230
Strayer Education, Inc.	45	4,034
Sturm Ruger & Co., Inc. (a)	254	10,935
Superior Industries International, Inc. (a)	215	3,107
Superior Uniform Group, Inc.	111	2,786
Tailored Brands, Inc.	67	1,568
Taylor Morrison Home Corp., Class A*	229	5,139
Tenneco, Inc.	77	4,046
Texas Roadhouse, Inc.	126	6,963
Tilly’s, Inc., Class A	159	2,075
TopBuild Corp.*	202	14,067
Tower International, Inc.	281	7,334
Townsquare Media, Inc., Class A*	83	578
TRI Pointe Group, Inc.*	200	3,066
Unifi, Inc.*	160	5,600
Universal Electronics, Inc.*	68	3,366
Vera Bradley, Inc.*	151	1,519
VOXX International Corp.*	29	157
Weyco Group, Inc. (a)	210	6,390
WideOpenWest, Inc.*	85	821
William Lyon Homes, Class A*	314	7,938
Wingstop, Inc.	265	12,007
Winmark Corp. (a)	27	3,421
Wolverine World Wide, Inc.	334	9,780
World Wrestling Entertainment, Inc., Class A	93	3,548

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
ZAGG, Inc.*	142	$2,137
Zoe’s Kitchen, Inc.*(a)	43	640
Zumiez, Inc.*	149	2,935

		1,312,026

Consumer Staples — 2.4%
Alico, Inc.	45	1,197
Andersons, Inc.	89	3,119
B&G Foods, Inc. (a)	95	2,631
Boston Beer Co, Inc., Class A*(a)	59	9,620
Calavo Growers, Inc. (a)	121	10,327
Castle Brands, Inc.*	529	614
Central Garden & Pet Co.*(a)	35	1,352
Central Garden & Pet Co., Class A*	163	5,907
Chefs’ Warehouse, Inc.*(a)	392	8,840
Coca-Cola Bottling Co. Consolidated	37	6,905
Craft Brew Alliance, Inc.*	54	964
Darling Ingredients, Inc.*	482	8,768
Dean Foods Co.	57	494
Farmer Brothers Co.*	62	1,934
Fresh Del Monte Produce, Inc.	98	4,575
Freshpet, Inc.*	147	2,940
Hostess Brands, Inc.*	209	2,558
HRG Group, Inc.*	281	4,437
Ingles Markets, Inc., Class A	47	1,513
Inter Parfums, Inc.	159	6,742
J&J Snack Foods Corp.	47	6,314
John B Sanfilippo & Son, Inc.	77	4,446
Lancaster Colony Corp.	23	2,722
Landec Corp.*	413	5,369
Lifeway Foods, Inc.*	59	399
Limoneira Co.	148	3,169
Medifast, Inc.	259	16,522
MGP Ingredients, Inc. (a)	29	2,434
National Beverage Corp.	16	1,567
Nature’s Sunshine Products, Inc.	91	1,024
Oil-Dri Corp. of America	131	4,724
Performance Food Group Co.*	121	3,709
PriceSmart, Inc.	62	4,882
Sanderson Farms, Inc. (a)	50	6,157
Seneca Foods Corp., Class A*	52	1,513
SpartanNash Co.	149	2,499
Tootsie Roll Industries, Inc. (a)	80	2,672
United Natural Foods, Inc.*(a)	244	10,411
Universal Corp.	180	8,847
USANA Health Sciences, Inc.*	58	4,431
Vector Group Ltd.	209	4,188
Village Super Market, Inc., Class A	146	3,460
WD-40 Co.	45	5,611
Weis Markets, Inc.	44	1,640

		194,147

Energy — 1.3%
Adams Resources & Energy, Inc.	12	474
Archrock, Inc.	269	2,555
Ardmore Shipping Corp.*	457	3,450
Cloud Peak Energy, Inc.*	131	431
Delek US Holdings, Inc.	100	3,412

	Number of Shares	Value
Energy (Continued)
DHT Holdings, Inc.	1,330	$5,001
Diamond Offshore Drilling, Inc.*(a)	74	1,073
Dorian LPG Ltd.*	71	520
Dril-Quip, Inc.*(a)	78	3,514
Ensco PLC, Class A (a)	190	844
Era Group, Inc.*	56	529
Evolution Petroleum Corp.	171	1,376
Exterran Corp.*	100	2,587
GasLog Ltd.	132	2,178
Gener8 Maritime, Inc.*	360	1,998
Green Plains, Inc.	41	750
Gulf Island Fabrication, Inc.	355	2,929
International Seaways, Inc*	56	911
Isramco, Inc.*	12	1,259
Matador Resources Co.*	30	866
McDermott International, Inc.*	297	2,168
Midstates Petroleum Co., Inc.*	154	2,076
NACCO Industries, Inc., Class A	315	12,978
Natural Gas Services Group, Inc.*	104	2,590
Navios Maritime Acquisition Corp.	1,108	834
Newpark Resources, Inc.*	216	1,782
Noble Corp. PLC*	362	1,405
Nordic American Tankers Ltd.	205	428
Oil States International, Inc.*	71	1,747
Overseas Shipholding Group, Inc., Class A*	136	241
Panhandle Oil and Gas, Inc., Class A	38	678
Renewable Energy Group, Inc.*(a)	1,236	13,720
REX American Resources Corp.*	68	5,489
Ring Energy, Inc.*	84	1,140
Rowan Cos. PLC, Class A*	257	3,125
Scorpio Tankers, Inc.	715	1,644
SEACOR Holdings, Inc.*	37	1,536
Select Energy Services, Inc., Class A*	116	1,666
Ship Finance International Ltd. (a)	479	6,921
SilverBow Resources, Inc.*	46	1,277
Solaris Oilfield Infrastructure, Inc., Class A*	190	3,198
Teekay Corp. (a)	255	1,938
Teekay Tankers Ltd., Class A	846	973

		106,211

Financials — 27.1%
1st Source Corp.	136	6,708
Access National Corp.	152	4,248
ACNB Corp.	122	3,416
AG Mortgage Investment Trust, Inc. REIT	883	14,446
Allegiance Bancshares, Inc.*	146	5,570
Ambac Financial Group, Inc.*	107	1,621
American Equity Investment Life Holding Co.	449	13,744
American National Bankshares, Inc.	155	5,595
Ameris Bancorp	96	5,102
AMERISAFE, Inc.	200	11,200
Ames National Corp.	129	3,425
Anworth Mortgage Asset Corp. REIT	2,154	9,822
Apollo Commercial Real Estate Finance, Inc. REIT (a)	840	15,338
Ares Commercial Real Estate Corp. REIT	576	7,096
Argo Group International Holdings Ltd.	151	8,796

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Arlington Asset Investment Corp., Class A (a)	247	$2,673
ARMOUR Residential REIT, Inc. REIT	22	471
Arrow Financial Corp. (a)	150	4,837
Artisan Partners Asset Management, Inc., Class A	349	11,779
Associated Capital Group, Inc., Class A (a)	97	3,346
Atlantic Capital Bancshares, Inc.*	439	7,595
Atlas Financial Holdings, Inc.*	170	2,984
Baldwin & Lyons, Inc., Class B	258	5,844
Banc of California, Inc.	450	8,977
BancFirst Corp.	96	5,112
Banco Latinoamericano de Comercio Exterior SA, Class E	478	13,312
BancorpSouth Bank	158	4,977
Bank of Commerce Holdings	477	5,152
Bank of Marin Bancorp	81	5,358
Bank of NT Butterfield & Son Ltd.	47	2,144
BankFinancial Corp.	258	4,136
Bankwell Financial Group, Inc.	93	2,911
Banner Corp.	96	5,307
Bar Harbor Bankshares	145	3,929
BCB Bancorp, Inc.	301	4,605
Bear State Financial, Inc.	246	2,524
Beneficial Bancorp, Inc.	269	4,035
Berkshire Hills Bancorp, Inc.	171	6,284
Blue Capital Reinsurance Holdings Ltd. (a)	129	1,432
Blue Hills Bancorp, Inc.	314	6,327
BofI Holding, Inc.*(a)	181	6,731
Boston Private Financial Holdings, Inc.	508	7,417
Bridge Bancorp, Inc.	176	5,843
Brookline Bancorp, Inc.	455	7,212
Bryn Mawr Bank Corp.	244	10,626
BSB Bancorp, Inc.*(a)	166	4,814
Byline Bancorp, Inc.*	62	1,430
C&F Financial Corp.	126	5,840
Cadence BanCorp	47	1,289
Camden National Corp.	194	8,191
Cannae Holdings, Inc.*	655	12,039
Capital City Bank Group, Inc.	200	4,800
Capitol Federal Financial, Inc.	314	3,922
Capstar Financial Holdings, Inc.*	104	1,978
Capstead Mortgage Corp. REIT	1,332	11,122
Carolina Financial Corp.	190	7,374
Cathay General Bancorp	124	5,091
CenterState Banks Corp.	296	8,063
Central Pacific Financial Corp.	258	7,190
Central Valley Community Bancorp	152	2,964
Century Bancorp, Inc., Class A	87	6,682
Charter Financial Corp.	297	5,895
Chemical Financial Corp.	63	3,477
Chemung Financial Corp.	101	4,315
Cherry Hill Mortgage Investment Corp. REIT	485	7,818
Citizens & Northern Corp.	150	3,358
Citizens, Inc.*(a)	211	1,445
City Holding Co.	124	8,354
Civista Bancshares, Inc.	308	6,939

	Number of Shares	Value
Financials (Continued)
Clifton Bancorp, Inc.	216	$3,331
CNB Financial Corp.	243	6,532
CNO Financial Group, Inc.	403	9,084
CoBiz Financial, Inc.	467	8,854
Codorus Valley Bancorp, Inc.	187	4,894
Cohen & Steers, Inc.	151	6,040
Columbia Banking System, Inc.	86	3,593
Community Bank System, Inc.	69	3,678
Community Bankers Trust Corp.*	719	5,968
Community Trust Bancorp, Inc.	190	8,265
ConnectOne Bancorp, Inc.	272	7,834
County Bancorp, Inc.	122	3,262
Crawford & Co., Class B	124	1,112
Customers Bancorp, Inc.*	76	2,230
CVB Financial Corp.	214	4,922
CYS Investments, Inc. REIT	1,391	8,791
Diamond Hill Investment Group, Inc.	55	11,277
Dime Community Bancshares, Inc.	424	7,632
DNB Financial Corp.	81	2,726
Donegal Group, Inc., Class A	288	4,553
Donnelley Financial Solutions, Inc.*	668	11,563
Dynex Capital, Inc. REIT	1,968	11,847
Eagle Bancorp, Inc.*	106	6,471
Ellington Residential Mortgage REIT REIT (a)	230	2,438
EMC Insurance Group, Inc.	204	5,324
Employers Holdings, Inc.	349	13,663
Encore Capital Group, Inc.*(a)	434	18,575
Enova International, Inc.*	603	13,266
Enstar Group Ltd.*	17	3,366
Entegra Financial Corp.*	240	6,744
Enterprise Bancorp, Inc.	101	3,150
Enterprise Financial Services Corp.	217	10,166
Equity Bancshares, Inc., Class A*	106	3,916
ESSA Bancorp, Inc.	178	2,593
Essent Group Ltd.*	178	8,026
Evans Bancorp, Inc.	112	4,827
Evercore, Inc., Class A	142	13,213
EZCORP, Inc., Class A*	571	7,423
Farmers & Merchants Bancorp, Inc.	141	5,217
Farmers Capital Bank Corp.	170	6,188
Farmers National Banc Corp.	327	4,414
FB Financial Corp.*	32	1,265
FBL Financial Group, Inc., Class A (a)	49	3,180
FCB Financial Holdings, Inc., Class A*	91	4,882
Federal Agricultural Mortgage Corp., Class C	225	17,113
Federated National Holding Co.	112	1,730
Fidelity Southern Corp.	181	4,074
Financial Engines, Inc.	85	2,847
Financial Institutions, Inc.	212	6,508
First BanCorp*	662	3,992
First Bancorp, Inc.	151	4,071
First Bancorp/Southern Pines NC	283	9,800
First Bancshares, Inc.	171	5,429
First Busey Corp.	154	4,566
First Business Financial Services, Inc.	188	4,521
First Citizens BancShares, Inc., Class A	6	2,443

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
First Commonwealth Financial Corp.	568	$7,935
First Community Bancshares, Inc.	214	5,810
First Connecticut Bancorp, Inc.	292	7,315
First Defiance Financial Corp.	152	8,088
First Financial Bancorp	274	7,453
First Financial Bankshares, Inc. (a)	92	4,232
First Financial Corp.	134	5,749
First Financial Northwest, Inc.	151	2,389
First Foundation, Inc.*	446	8,144
First Guaranty Bancshares, Inc.	121	3,033
First Internet Bancorp	137	5,185
First Interstate BancSystem, Inc., Class A	113	4,463
First Merchants Corp.	159	6,571
First Midwest Bancorp, Inc.	206	4,989
First Northwest Bancorp*	156	2,496
First of Long Island Corp.	255	6,949
FirstCash, Inc.	146	10,760
Flagstar Bancorp, Inc.*	17	599
Flushing Financial Corp.	289	7,716
FNB Bancorp	195	6,969
Franklin Financial Network, Inc.*(a)	85	2,639
Fulton Financial Corp.	245	4,435
GAIN Capital Holdings, Inc. (a)	324	2,297
GAMCO Investors, Inc., Class A	126	3,377
Genworth Financial, Inc., Class A*	889	2,418
German American Bancorp, Inc.	181	5,997
Glacier Bancorp, Inc.	131	5,096
Global Indemnity Ltd.*	117	4,329
Granite Point Mortgage Trust, Inc. REIT	353	5,948
Great Ajax Corp. REIT	457	5,932
Great Southern Bancorp, Inc.	130	6,292
Great Western Bancorp, Inc.	131	5,357
Green Bancorp, Inc.*	221	4,818
Green Dot Corp., Class A*	116	7,555
Greene County Bancorp, Inc.	101	3,681
Greenhill & Co., Inc.	315	6,410
Greenlight Capital Re Ltd., Class A*	235	3,854
Guaranty Bancorp	304	8,345
Guaranty Bancshares, Inc.	57	2,026
Hallmark Financial Services, Inc.*	403	3,961
Hamilton Lane, Inc., Class A (a)	92	3,214
Hancock Holding Co.	91	4,705
Hanmi Financial Corp.	188	5,743
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (a)	396	6,970
HarborOne Bancorp, Inc.*(a)	95	1,828
HCI Group, Inc.	123	4,259
Health Insurance Innovations, Inc., Class A*	58	1,810
Heartland Financial USA, Inc.	175	9,336
Heritage Commerce Corp.	512	8,079
Heritage Financial Corp.	368	10,948
Heritage Insurance Holdings, Inc.	545	9,091
Hilltop Holdings, Inc.	79	1,920
Hingham Institution for Savings	21	4,200
Home Bancorp, Inc.	128	5,312
Home BancShares, Inc.	76	1,747
HomeStreet, Inc.*	179	5,137

	Number of Shares	Value
Financials (Continued)
HomeTrust Bancshares, Inc.*	181	$4,697
Hope Bancorp, Inc.	181	3,269
Horace Mann Educators Corp.	252	10,370
Horizon Bancorp	215	6,085
Houlihan Lokey, Inc.	375	17,408
Howard Bancorp, Inc.*	176	3,168
IBERIABANK Corp.	32	2,586
Independence Holding Co.	368	10,488
Independent Bank Corp.	269	6,147
Independent Bank Corp./Rockland MA	84	5,830
Independent Bank Group, Inc.	49	3,440
Infinity Property & Casualty Corp.	200	23,590
International Bancshares Corp.	105	4,058
INTL. FCStone, Inc.*	265	10,507
Invesco Mortgage Capital, Inc. REIT	1,217	18,705
Investar Holding Corp. (a)	314	7,646
Investment Technology Group, Inc.	140	2,775
Investors Bancorp, Inc.	188	2,538
Investors Title Co.	44	8,470
James River Group Holdings Ltd.	309	10,107
Kearny Financial Corp.	315	4,095
Kemper Corp.	102	5,753
Kingstone Cos., Inc.	430	8,213
Kinsale Capital Group, Inc.	244	11,956
KKR Real Estate Finance Trust, Inc.	64	1,254
Ladder Capital Corp. REIT	1,107	16,350
Ladenburg Thalmann Financial Services, Inc. (a)	446	1,490
Lakeland Bancorp, Inc.	389	7,430
Lakeland Financial Corp.	160	7,250
LCNB Corp.	125	2,313
LegacyTexas Financial Group, Inc.	124	5,194
LendingTree, Inc.*(a)	5	1,743
Live Oak Bancshares, Inc.	35	914
Macatawa Bank Corp.	370	3,659
Maiden Holdings Ltd.	139	834
MainSource Financial Group, Inc.	229	8,649
Malvern Bancorp, Inc.*	224	5,342
Marlin Business Services Corp.	175	4,515
MB Financial, Inc.	86	3,527
MBT Financial Corp.	348	3,550
Mercantile Bank Corp.	161	5,329
Merchants Bancorp	52	1,066
Meridian Bancorp, Inc.	377	7,559
Meta Financial Group, Inc.	61	6,551
Metropolitan Bank Holding Corp.*	32	1,421
MGIC Investment Corp.*	116	1,600
Middlefield Banc Corp. (a)	70	3,360
Midland States Bancorp, Inc.	137	4,295
MidSouth Bancorp, Inc. (a)	210	2,625
Moelis & Co., Class A	327	16,595
MTGE Investment Corp. REIT	784	13,328
MutualFirst Financial, Inc.	165	5,891
National Bank Holdings Corp., Class A	166	5,410
National Bankshares, Inc. (a)	119	4,742
National Commerce Corp.*	159	6,829
National General Holdings Corp.	164	3,769

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
National Western Life Group, Inc., Class A	35	$10,675
Nationstar Mortgage Holdings, Inc.*	82	1,404
Navigators Group, Inc.	134	7,223
NBT Bancorp, Inc.	161	5,603
Nelnet, Inc., Class A	142	7,858
New York Mortgage Trust, Inc. REIT (a)	1,696	9,345
NI Holdings, Inc.*	97	1,563
Nicolet Bankshares, Inc.*	144	7,786
NMI Holdings, Inc., Class A*	1,225	24,316
Northeast Bancorp	533	11,699
Northfield Bancorp, Inc.	239	3,709
Northrim BanCorp, Inc.	129	4,289
Northwest Bancshares, Inc.	367	6,022
Norwood Financial Corp.	195	5,756
OceanFirst Financial Corp.	369	9,550
Oconee Federal Financial Corp. (a)	51	1,461
OFG Bancorp	247	2,655
Ohio Valley Banc Corp. (a)	137	5,364
Old Line Bancshares, Inc.	182	5,757
Old National Bancorp	148	2,516
Old Point Financial Corp. (a)	90	2,259
Old Second Bancorp, Inc.	306	4,208
OM Asset Management PLC	671	10,286
Oppenheimer Holdings, Inc., Class A	185	4,912
Opus Bank	79	2,216
Orchid Island Capital, Inc. REIT (a)	622	4,472
Oritani Financial Corp.	406	6,334
Orrstown Financial Services, Inc.	142	3,507
Owens Realty Mortgage, Inc. REIT	230	3,255
Pacific Premier Bancorp, Inc.*	155	6,518
Park National Corp.	50	5,051
Parke Bancorp, Inc.	247	5,125
PCSB Financial Corp.*	141	2,706
Peapack Gladstone Financial Corp.	211	6,959
Penns Woods Bancorp, Inc. (a)	82	3,330
PennyMac Financial Services, Inc., Class A*	377	8,784
PennyMac Mortgage Investment Trust REIT	116	1,934
Peoples Bancorp of North Carolina, Inc.	165	4,595
Peoples Bancorp, Inc.	269	9,278
Peoples Financial Services Corp.	104	4,282
People’s Utah Bancorp	222	6,738
PHH Corp.*	166	1,756
Piper Jaffray Cos.	54	4,509
PJT Partners, Inc., Class A	258	12,335
PRA Group, Inc.*	175	6,703
Preferred Bank	161	10,035
Premier Financial Bancorp, Inc.	160	2,819
Primerica, Inc.	72	7,020
Provident Bancorp, Inc.*	119	2,761
Provident Financial Holdings, Inc.	165	3,006
Provident Financial Services, Inc.	250	6,220
Prudential Bancorp, Inc.	138	2,407
Pzena Investment Management, Inc., Class A	274	2,981
QCR Holdings, Inc.	156	6,802
Radian Group, Inc.	318	6,525
RBB Bancorp	60	1,534

	Number of Shares	Value
Financials (Continued)
Redwood Trust, Inc. REIT	177	$2,593
Regional Management Corp.*	191	5,715
Reliant Bancorp, Inc.	264	6,281
Renasant Corp.	152	6,348
Republic Bancorp, Inc., Class A	107	3,986
Republic First Bancorp, Inc.*(a)	355	3,000
Resource Capital Corp. REIT	49	426
Riverview Bancorp, Inc.	614	5,305
RLI Corp.	106	6,445
S&T Bancorp, Inc.	216	8,523
Safety Insurance Group, Inc.	203	14,484
Sandy Spring Bancorp, Inc.	413	16,008
Seacoast Banking Corp. of Florida*	363	9,518
Selective Insurance Group, Inc.	190	10,802
ServisFirst Bancshares, Inc.	148	5,944
Shore Bancshares, Inc.	310	5,276
SI Financial Group, Inc.	234	3,370
Sierra Bancorp	205	5,334
Silvercrest Asset Management Group, Inc., Class A	225	3,398
Simmons First National Corp., Class A	120	3,414
SmartFinancial, Inc.*	119	2,597
South State Corp.	47	4,075
Southern First Bancshares, Inc.*	144	6,070
Southern Missouri Bancorp, Inc.	155	5,242
Southern National Bancorp of Virginia, Inc.	304	4,676
Southside Bancshares, Inc. (a)	192	6,413
State Auto Financial Corp.	105	2,896
State Bank Financial Corp.	269	7,785
Sterling Bancorp	77	1,790
Stewart Information Services Corp.	301	12,079
Stifel Financial Corp.	40	2,555
Stock Yards Bancorp, Inc.	142	4,984
Summit Financial Group, Inc.	150	3,593
Sutherland Asset Management Corp. REIT (a)	557	7,687
Territorial Bancorp, Inc.	131	3,913
Texas Capital Bancshares, Inc.*	18	1,624
Third Point Reinsurance Ltd.*	520	7,228
Timberland Bancorp, Inc.	240	6,852
Tiptree, Inc.	453	2,605
Tompkins Financial Corp.	72	5,525
Towne Bank	390	11,135
TPG RE Finance Trust, Inc. REIT	78	1,445
TriCo Bancshares	228	8,516
TriState Capital Holdings, Inc.*	241	5,386
Triumph Bancorp, Inc.*	221	9,050
Trupanion, Inc.*	289	8,563
TrustCo Bank Corp.	1,015	8,628
Trustmark Corp.	171	5,342
Two River Bancorp	248	4,251
UMB Financial Corp.	32	2,336
Umpqua Holdings Corp.	208	4,432
Union Bankshares Corp.	248	9,270
Union Bankshares, Inc.	74	3,796
United Bankshares, Inc.	48	1,704
United Community Banks, Inc.	191	5,904

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
United Community Financial Corp.	521	$4,814
United Financial Bancorp, Inc.	383	5,975
United Fire Group, Inc.	210	9,341
United Insurance Holdings Corp. (a)	133	2,600
United Security Bancshares	324	3,305
Unity Bancorp, Inc.	208	4,295
Universal Insurance Holdings, Inc.	306	8,966
Univest Corp. of Pennsylvania	209	5,727
Valley National Bancorp	630	7,856
Veritex Holdings, Inc.*	124	3,442
Virtu Financial, Inc., Class A (a)	87	2,584
Virtus Investment Partners, Inc. (a)	67	8,244
Waddell & Reed Financial, Inc., Class A (a)	625	12,500
Walker & Dunlop, Inc.	552	26,678
Washington Federal, Inc.	138	4,789
Washington Trust Bancorp, Inc.	119	6,170
Waterstone Financial, Inc.	260	4,472
WesBanco, Inc.	159	6,552
West Bancorporation, Inc.	216	5,249
Westamerica Bancorporation (a)	86	4,927
Western Asset Mortgage Capital Corp. REIT	284	2,505
Western New England Bancorp, Inc.	401	3,990
Westwood Holdings Group, Inc.	165	8,966
Wintrust Financial Corp.	50	4,226
WisdomTree Investments, Inc.	220	2,114
World Acceptance Corp.*	87	9,354
WSFS Financial Corp.	161	7,680

		2,232,133

Health Care — 7.7%
Abaxis, Inc.	113	7,534
Accuray, Inc.*(a)	354	1,965
Acorda Therapeutics, Inc.*	42	997
Addus HomeCare Corp.*	34	1,168
Allscripts Healthcare Solutions, Inc.*	111	1,540
Almost Family, Inc.*	73	4,303
AMAG Pharmaceuticals, Inc.*	37	779
Amedisys, Inc.*	126	7,460
AMN Healthcare Services, Inc.*	126	7,012
Amphastar Pharmaceuticals, Inc.*	143	2,625
Analogic Corp.	89	7,431
AngioDynamics, Inc.*	501	8,161
Anika Therapeutics, Inc.*	129	6,714
AtriCure, Inc.*	56	990
Atrion Corp.	14	8,245
BioSpecifics Technologies Corp.*	42	1,701
BioTelemetry, Inc.*	106	3,424
Cambrex Corp.*	92	4,779
Cantel Medical Corp.	46	5,350
Capital Senior Living Corp.*	178	2,099
Cardiovascular Systems, Inc.*	99	2,354
Catalent, Inc.*	101	4,217
Chemed Corp.	43	11,164
Civitas Solutions, Inc.*	171	2,223
Codexis, Inc.*(a)	292	2,789
Community Health Systems, Inc.*(a)	373	1,910
CONMED Corp.	103	6,235

	Number of Shares	Value
Health Care (Continued)
Corcept Therapeutics, Inc.*(a)	153	$2,324
CorVel Corp.*	202	9,888
Cotiviti Holdings, Inc.*	39	1,307
Cross Country Healthcare, Inc.*	240	3,108
CryoLife, Inc.*	40	758
Cutera, Inc.*	246	11,082
CytomX Therapeutics, Inc.*	42	1,248
Diplomat Pharmacy, Inc.*	378	7,878
Emergent BioSolutions, Inc.*	91	4,523
Enanta Pharmaceuticals, Inc.*	33	2,594
Encompass Health Corp.	138	7,350
Ensign Group, Inc.	365	9,745
Enzo Biochem, Inc.*	271	1,715
FibroGen, Inc.*	15	826
FONAR Corp.*	51	1,260
Genomic Health, Inc.*	101	3,232
Glaukos Corp.*(a)	43	1,346
Globus Medical, Inc., Class A*	297	14,149
Haemonetics Corp.*	144	10,210
Halyard Health, Inc.*	187	9,234
HealthEquity, Inc.*	71	4,088
HealthStream, Inc.*	170	4,107
Heska Corp.*	70	4,759
HMS Holdings Corp.*	242	3,882
ICU Medical, Inc.*	24	5,550
Innoviva, Inc.*	254	3,940
Inogen, Inc.*	44	5,316
Inovalon Holdings, Inc., Class A*(a)	453	5,436
Integer Holdings Corp.*	400	20,420
Integra LifeSciences Holdings Corp.*	72	3,797
Intersect ENT, Inc.*	52	1,916
Invacare Corp.	70	1,204
Ironwood Pharmaceuticals, Inc.*	41	582
Jounce Therapeutics, Inc.*	337	7,104
K2M Group Holdings, Inc.*	86	1,781
Kindred Healthcare, Inc.	607	5,584
Lannett Co., Inc.*(a)	72	1,152
LeMaitre Vascular, Inc.	285	9,907
LHC Group, Inc.*	263	16,932
Ligand Pharmaceuticals, Inc.*	12	1,823
LivaNova PLC*	82	7,359
Luminex Corp.	362	7,099
Magellan Health, Inc.*	57	5,751
Masimo Corp.*	88	7,703
Medidata Solutions, Inc.*	18	1,182
Medpace Holdings, Inc.*	18	577
Meridian Bioscience, Inc.	458	6,389
Merit Medical Systems, Inc.*	148	6,734
MiMedx Group, Inc.*(a)	242	1,716
Molina Healthcare, Inc.*	131	9,471
Momenta Pharmaceuticals, Inc.*	175	2,984
Myriad Genetics, Inc.*	167	5,414
National HealthCare Corp.	97	5,691
National Research Corp., Class A	205	5,801
Natus Medical, Inc.*	180	5,607
Neogen Corp.*	101	5,885
NeoGenomics, Inc.*(a)	165	1,386

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Nevro Corp.*(a)	13	$1,055
NuVasive, Inc.*	39	1,886
NxStage Medical, Inc.*	132	3,073
Omnicell, Inc.*	98	4,278
Optinose, Inc.*	50	885
OraSure Technologies, Inc.*	364	6,283
Orthofix International NV*	340	19,043
Owens & Minor, Inc.	194	3,184
Pacira Pharmaceuticals, Inc.*	40	1,252
PDL BioPharma, Inc.*	1,416	3,398
Penumbra, Inc.*	47	5,085
PetIQ, Inc.*(a)	86	1,883
Phibro Animal Health Corp., Class A	253	9,728
PRA Health Sciences, Inc.*	40	3,360
Prestige Brands Holdings, Inc.*(a)	47	1,589
Providence Service Corp.*	466	29,619
Quality Systems, Inc.*	679	8,521
Quidel Corp.*	228	9,945
R1 RCM, Inc.*	1,959	12,851
RadNet, Inc.*	1,001	10,010
Repligen Corp.*	37	1,269
Rhythm Pharmaceuticals, Inc.*(a)	54	1,396
RTI Surgical, Inc.*	583	2,478
Select Medical Holdings Corp.*	585	10,588
Simulations Plus, Inc.	230	3,576
STAAR Surgical Co.*	101	1,586
Supernus Pharmaceuticals, Inc.*	199	7,741
Surmodics, Inc.*	86	2,589
Syneos Health, Inc.*	12	503
Tenet Healthcare Corp.*(a)	281	5,789
Tivity Health, Inc.*	57	2,197
Triple-S Management Corp., Class B*	438	10,643
US Physical Therapy, Inc.	82	6,355
Utah Medical Products, Inc.	96	8,515
Varex Imaging Corp.*	239	8,339
Vocera Communications, Inc.*	195	5,363
Wright Medical Group NV*	58	1,180
Xencor, Inc.*	42	1,286

		633,296

Industrials — 18.6%
AAON, Inc.	194	7,129
AAR Corp.	193	8,218
ABM Industries, Inc.	190	6,680
ACCO Brands Corp.	482	6,097
Actuant Corp., Class A	119	2,701
Advanced Disposal Services, Inc.*	141	3,156
Advanced Drainage Systems, Inc.	228	5,825
Aegion Corp.*	372	8,541
Aerojet Rocketdyne Holdings, Inc.*	272	7,344
Air Transport Services Group, Inc.*	647	17,126
Aircastle Ltd.	262	5,104
Alamo Group, Inc.	174	19,340
Albany International Corp., Class A	116	7,383
Allegiant Travel Co.	20	3,326
Allied Motion Technologies, Inc.	70	2,194
Altra Industrial Motion Corp.	49	2,127

	Number of Shares	Value
Industrials (Continued)
Ameresco, Inc., Class A*	141	$1,149
American Railcar Industries, Inc. (a)	47	1,751
American Woodmark Corp.*	121	15,536
Apogee Enterprises, Inc.	181	7,808
Applied Industrial Technologies, Inc.	166	11,686
ARC Document Solutions, Inc.*	196	417
ArcBest Corp.	128	4,237
Argan, Inc.	182	7,271
Armstrong Flooring, Inc.*	273	3,825
Astec Industries, Inc.	167	9,836
Astronics Corp.*	101	3,894
Atkore International Group, Inc.*	77	1,674
Atlas Air Worldwide Holdings, Inc.*	91	5,537
Avis Budget Group, Inc.*	89	4,021
Axon Enterprise, Inc.*(a)	115	4,005
AZZ, Inc.	66	2,696
Barnes Group, Inc.	117	7,056
Barrett Business Services, Inc.	62	4,606
Beacon Roofing Supply, Inc.*	67	3,545
BG Staffing, Inc.	294	4,836
Blue Bird Corp.*	74	1,717
BMC Stock Holdings, Inc.*	932	17,475
Brady Corp., Class A	279	10,435
Briggs & Stratton Corp.	498	11,195
Brink’s Co.	61	4,483
Builders FirstSource, Inc.*	428	8,209
Caesarstone Ltd.	105	2,273
CAI International, Inc.*	154	3,111
Casella Waste Systems, Inc., Class A*	679	17,260
CBIZ, Inc.*	822	14,837
Chart Industries, Inc.*	172	9,479
Cimpress NV*	33	5,371
CIRCOR International, Inc.	14	658
Columbus McKinnon Corp.	98	3,479
Comfort Systems USA, Inc.	441	18,103
Commercial Vehicle Group, Inc.*	219	2,212
Continental Building Products, Inc.*	481	13,083
Costamare, Inc.	641	3,711
Covanta Holding Corp. (a)	514	7,684
Covenant Transportation Group, Inc., Class A*	200	5,164
CRA International, Inc.	364	18,196
CSW Industrials, Inc.*	239	10,958
Cubic Corp.	82	5,035
Curtiss-Wright Corp.	38	5,129
Daseke, Inc.*(a)	269	2,706
Deluxe Corp.	67	4,757
DMC Global, Inc.	232	4,918
Douglas Dynamics, Inc.	145	6,452
Ducommun, Inc.*	106	2,983
Dycom Industries, Inc.*(a)	36	3,933
Eastern Co.	239	6,094
Echo Global Logistics, Inc.*	247	6,533
EMCOR Group, Inc.	92	7,021
Encore Wire Corp.	166	8,698
EnerSys	74	5,157
Engility Holdings, Inc.*	52	1,420

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Ennis, Inc.	794	$15,483
EnPro Industries, Inc.	72	5,217
ESCO Technologies, Inc.	91	5,360
Essendant, Inc.	80	635
Esterline Technologies Corp.*	42	3,104
Exponent, Inc.	150	11,662
Federal Signal Corp.	463	9,904
Forrester Research, Inc.	159	6,439
Forward Air Corp.	291	15,714
Foundation Building Materials, Inc.*	116	1,588
Franklin Covey Co.*	69	1,787
Franklin Electric Co., Inc.	194	7,595
FreightCar America, Inc.	23	340
FTI Consulting, Inc.*	239	11,398
GATX Corp. (a)	121	8,342
Gencor Industries, Inc.*	259	4,183
Generac Holdings, Inc.*	151	6,716
General Cable Corp.	334	9,870
Gibraltar Industries, Inc.*	135	4,685
Global Brass & Copper Holdings, Inc.	43	1,217
GMS, Inc.*	254	7,864
Gorman-Rupp Co.	170	4,536
GP Strategies Corp.*	121	2,668
Graham Corp.	145	2,930
Granite Construction, Inc.	86	4,997
Great Lakes Dredge & Dock Corp.*	544	2,475
Greenbrier Cos., Inc. (a)	21	1,088
Griffon Corp.	57	1,066
H&E Equipment Services, Inc.	195	7,350
Hardinge, Inc.	566	10,386
Harsco Corp.*	336	6,804
Hawaiian Holdings, Inc.	53	1,908
HC2 Holdings, Inc.*	1,083	5,372
Healthcare Services Group, Inc.	150	6,815
Heartland Express, Inc.	203	3,963
Heidrick & Struggles International, Inc.	393	10,375
Herc Holdings, Inc.*(a)	260	16,955
Heritage-Crystal Clean, Inc.*	231	4,620
Herman Miller, Inc.	304	10,914
Hillenbrand, Inc.	238	10,448
HNI Corp.	111	4,105
Hub Group, Inc., Class A*	225	9,821
Hudson Technologies, Inc.*(a)	86	525
Huron Consulting Group, Inc.*	121	4,235
Hyster-Yale Materials Handling, Inc.	9	641
ICF International, Inc.*	202	11,514
IES Holdings, Inc.*(a)	79	1,213
InnerWorkings, Inc.*	688	6,350
Insperity, Inc.	351	22,920
Insteel Industries, Inc.	122	3,445
Interface, Inc.	408	9,874
JELD-WEN Holding, Inc.*	40	1,246
John Bean Technologies Corp.	25	2,769
Kadant, Inc.	227	21,656
Kaman Corp.	256	15,672
KBR, Inc.	24	363
Kelly Services, Inc., Class A	534	15,748

	Number of Shares	Value
Industrials (Continued)
Kennametal, Inc.	121	$4,985
Kforce, Inc.	337	9,335
Kimball International, Inc., Class B	538	8,839
KLX, Inc.*	81	5,482
Knight-Swift Transportation Holdings, Inc.	38	1,830
Knoll, Inc.	333	7,083
Korn/Ferry International	318	13,327
Kratos Defense & Security Solutions, Inc.*	185	2,229
Lawson Products, Inc.*	95	2,228
Layne Christensen Co.*(a)	95	1,473
LB Foster Co., Class A*	32	837
Lindsay Corp.	49	4,334
LSC Communications, Inc.	171	2,490
Lydall, Inc.*	30	1,445
Manitowoc Co., Inc.*	379	11,264
Marten Transport Ltd.	787	17,039
Masonite International Corp.*	226	13,797
MasTec, Inc.*	89	4,535
Matson, Inc.	105	2,993
Matthews International Corp., Class A	57	2,921
McGrath RentCorp	363	18,375
Mercury Systems, Inc.*	91	4,183
Meritor, Inc.*	182	4,459
Milacron Holdings Corp.*	155	3,322
Miller Industries, Inc.	371	9,034
Mistras Group, Inc.*	91	1,795
Mobile Mini, Inc.	210	8,810
Moog, Inc., Class A*	104	8,718
MRC Global, Inc.*	91	1,504
MSA Safety, Inc.	51	4,112
Mueller Industries, Inc.	255	6,755
Mueller Water Products, Inc., Class A	144	1,584
Multi-Color Corp.	56	3,548
MYR Group, Inc.*	292	9,446
National Presto Industries, Inc. (a)	29	2,633
Navigant Consulting, Inc.*	334	6,640
Navistar International Corp.*	13	485
NCI Building Systems, Inc.*	344	5,607
Nexeo Solutions, Inc.*	519	4,822
NN, Inc.	416	9,942
Northwest Pipe Co.*(a)	77	1,350
NOW, Inc.*(a)	64	607
Omega Flex, Inc.	43	2,400
On Assignment, Inc.*	185	14,188
Orion Group Holdings, Inc.*	405	2,543
Park-Ohio Holdings Corp.	44	1,753
Patrick Industries, Inc.*	85	5,223
PGT Innovations, Inc.*	324	5,670
Ply Gem Holdings, Inc.*	211	4,558
Powell Industries, Inc.	121	3,222
Preformed Line Products Co.	39	2,371
Primoris Services Corp.	175	4,358
Proto Labs, Inc.*	84	9,152
Quad/Graphics, Inc.	279	7,363
Quanex Building Products Corp.	517	8,660
Radiant Logistics, Inc.*	393	1,454
Raven Industries, Inc.	353	11,984

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
RBC Bearings, Inc.*	47	$5,664
Resources Connection, Inc.	583	9,066
REV Group, Inc.	28	756
Rexnord Corp.*	210	6,086
Roadrunner Transportation Systems, Inc.*	72	276
RPX Corp.	1,578	15,827
RR Donnelley & Sons Co.	72	543
Rush Enterprises, Inc., Class A*	276	11,733
Rush Enterprises, Inc., Class B*	54	2,150
Saia, Inc.*	159	11,551
Schneider National, Inc., Class B	133	3,439
Simpson Manufacturing Co., Inc.	178	9,847
SiteOne Landscape Supply, Inc.*	81	5,576
SkyWest, Inc.	111	6,083
SP Plus Corp.*	238	8,568
Spartan Motors, Inc.	1,003	14,794
Sparton Corp.*	260	5,894
SPX Corp.*	227	7,089
SPX FLOW, Inc.*	17	829
Standex International Corp.	36	3,460
Steelcase, Inc., Class A	612	8,354
Sterling Construction Co., Inc.*	568	6,861
Sun Hydraulics Corp.	35	1,817
Tennant Co.	121	7,792
Tetra Tech, Inc.	180	8,811
Textainer Group Holdings Ltd.*	142	2,315
Thermon Group Holdings, Inc.*	187	4,080
Titan International, Inc.	40	514
Titan Machinery, Inc.*(a)	382	7,617
Trex Co., Inc.*	59	6,101
TriMas Corp.*	230	5,957
TriNet Group, Inc.*	176	8,302
Triton International Ltd/Bermuda*	32	913
Triumph Group, Inc. (a)	510	14,255
TrueBlue, Inc.*	990	26,928
Tutor Perini Corp.*	137	3,309
Twin Disc, Inc.*	90	2,153
UniFirst Corp.	58	9,007
Universal Forest Products, Inc.	260	8,564
Universal Logistics Holdings, Inc.	57	1,260
US Ecology, Inc.	87	4,602
Vectrus, Inc.*	250	6,823
Viad Corp.	123	6,402
Vicor Corp.*	109	2,807
VSE Corp.	200	9,700
Wabash National Corp.	1,130	24,691
WageWorks, Inc.*	53	2,780
Watts Water Technologies, Inc., Class A	80	6,040
Werner Enterprises, Inc.	201	7,487
Willdan Group, Inc.*	83	1,741
Willis Lease Finance Corp.*	86	2,348
Woodward, Inc.	52	3,683

		1,528,817

Information Technology — 11.2%
2U, Inc.*(a)	51	4,222
8x8, Inc.*	331	6,041

	Number of Shares	Value
Information Technology (Continued)
ACI Worldwide, Inc.*	156	$3,689
Acxiom Corp.*	178	4,872
ADTRAN, Inc.	325	5,086
Advanced Energy Industries, Inc.*	136	9,020
Agilysys, Inc.*	121	1,352
Alarm.com Holdings, Inc.*	77	2,782
Alpha & Omega Semiconductor Ltd.*	73	1,122
Ambarella, Inc*	32	1,539
American Software, Inc., Class A	548	6,817
Amkor Technology, Inc.*	305	3,065
Anixter International, Inc.*	113	8,537
Appfolio, Inc., Class A*	143	5,734
Applied Optoelectronics, Inc.*(a)	22	614
Aspen Technology, Inc.*	101	7,805
Avid Technology, Inc.*	426	2,041
AVX Corp.	176	3,045
Axcelis Technologies, Inc.*	79	1,932
AXT, Inc.*	766	5,726
Badger Meter, Inc.	297	14,137
Bel Fuse, Inc., Class B	101	1,747
Belden, Inc.	45	3,273
Benchmark Electronics, Inc.*	567	17,010
Blackbaud, Inc.	40	4,101
Blackhawk Network Holdings, Inc.*	133	5,952
Blucora, Inc.*	319	7,433
Bottomline Technologies de, Inc.*	161	6,115
Box, Inc., Class A*	74	1,780
Brightcove, Inc.*	103	706
Brooks Automation, Inc.	680	18,163
Cabot Microelectronics Corp.	156	15,896
CACI International, Inc., Class A*	46	6,856
CalAmp Corp.*	161	3,767
Calix, Inc.*	249	1,631
Callidus Software, Inc.*	45	1,615
Carbonite, Inc.*	393	11,063
Cardtronics PLC, Class A*	54	1,209
Care.com, Inc.*	205	3,665
Cars.com, Inc.*(a)	470	12,873
Cass Information Systems, Inc.	59	3,455
CEVA, Inc.*	142	5,218
Ciena Corp.*	62	1,437
Cirrus Logic, Inc.*	85	3,766
Cloudera, Inc.*	72	1,372
Cohu, Inc.	495	9,915
CommerceHub, Inc., Series C*	80	1,524
CommerceHub, Inc., Series A*	42	832
CommVault Systems, Inc.*	46	2,394
Comtech Telecommunications Corp.	660	14,586
Control4 Corp.*	171	4,111
Convergys Corp.	532	12,348
Cray, Inc.*	39	850
Cree, Inc.*	76	2,875
CSG Systems International, Inc.	95	4,435
CTS Corp.	269	6,913
Daktronics, Inc.	791	7,048
Digi International, Inc.*	106	1,108
Diodes, Inc.*	227	6,833

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
DSP Group, Inc.*	300	$3,645
Ebix, Inc. (a)	23	1,931
Electro Scientific Industries, Inc.*	70	1,255
Electronics For Imaging, Inc.*	57	1,561
Ellie Mae, Inc.*	16	1,419
EMCORE Corp.*	180	954
Entegris, Inc.	166	5,511
Envestnet, Inc.*	69	3,802
EPAM Systems, Inc.*	57	6,448
ePlus, Inc.*	112	8,574
Etsy, Inc.*(a)	97	2,455
Everi Holdings, Inc.*	553	4,120
EVERTEC, Inc.	419	6,788
ExlService Holdings, Inc.*	205	11,689
Extreme Networks, Inc.*	213	2,430
Fabrinet*	207	6,241
Fair Isaac Corp.	23	3,909
FARO Technologies, Inc.*	145	8,606
Fitbit, Inc., Class A*(a)	121	578
Five9, Inc.*	62	1,882
GrubHub, Inc.*(a)	45	4,473
GSI Technology, Inc.*	255	1,928
GTT Communications, Inc.*(a)	72	3,715
Hackett Group, Inc.	368	6,635
HubSpot, Inc.*	37	4,109
II-VI, Inc.*	146	5,621
Imperva, Inc.*	28	1,306
Infinera Corp.*	104	1,035
Insight Enterprises, Inc.*	124	4,331
Instructure, Inc.*	52	2,257
Integrated Device Technology, Inc.*	98	2,973
InterDigital, Inc.	80	5,744
Intevac, Inc.*(a)	256	1,549
Iteris, Inc.*(a)	734	4,088
Itron, Inc.*	110	7,700
j2 Global, Inc.	17	1,258
KEMET Corp.*	317	5,700
Kimball Electronics, Inc.*	759	13,169
Knowles Corp.*	157	2,267
KVH Industries, Inc.*	121	1,234
Lattice Semiconductor Corp.*	236	1,418
Leaf Group Ltd.*	172	1,324
Limelight Networks, Inc.*	193	780
Littelfuse, Inc.	35	7,263
LivePerson, Inc.*	465	6,719
Majesco*	157	848
ManTech International Corp., Class A	315	17,757
MAXIMUS, Inc.	121	8,105
MaxLinear, Inc.*	224	5,092
Mesa Laboratories, Inc. (a)	22	2,882
Methode Electronics, Inc.	156	6,154
MicroStrategy, Inc., Class A*	17	2,176
MINDBODY, Inc., Class A*	101	3,601
Mitek Systems, Inc.*	141	1,079
MKS Instruments, Inc.	25	2,784
MoneyGram International, Inc.*	378	4,056
Monolithic Power Systems, Inc.	28	3,278

	Number of Shares	Value
Information Technology (Continued)
Monotype Imaging Holdings, Inc.	134	$3,229
MTS Systems Corp.	160	7,832
MuleSoft, Inc., Class A*	61	1,884
Nanometrics, Inc.*	310	8,181
Napco Security Technologies, Inc.*	233	2,353
NETGEAR, Inc.*	101	5,631
NetScout Systems, Inc.*	120	3,186
New Relic, Inc.*	39	2,799
NIC, Inc.	189	2,552
Novanta, Inc.*	330	18,431
NVE Corp.	128	8,897
Okta, Inc.*	33	1,273
OSI Systems, Inc.*	74	4,672
Park Electrochemical Corp.	161	2,740
Paycom Software, Inc.*(a)	24	2,374
Paylocity Holding Corp.*	72	3,367
PC Connection, Inc.	121	3,004
PCM, Inc.*	45	320
PDF Solutions, Inc.*(a)	31	345
Pegasystems, Inc.	46	2,668
Perficient, Inc.*	471	9,170
Photronics, Inc.*	341	2,660
Plantronics, Inc.	72	3,891
Plexus Corp.*	175	10,556
Power Integrations, Inc.	58	3,898
Presidio, Inc.*	43	629
Progress Software Corp.	228	10,686
Proofpoint, Inc.*(a)	6	643
Q2 Holdings, Inc.*	87	3,963
QAD, Inc., Class A	111	4,995
Qualys, Inc.*	58	4,295
QuinStreet, Inc.*	681	8,942
Rambus, Inc.*	208	2,644
Rapid7, Inc.*	52	1,373
RealPage, Inc.*	57	2,978
Reis, Inc.	83	1,598
Ribbon Communications, Inc.*	254	1,646
RingCentral, Inc., Class A*	20	1,253
Rogers Corp.*	48	6,591
Rosetta Stone, Inc.*	127	1,739
Rudolph Technologies, Inc.*	496	13,169
Sanmina Corp.*	216	5,951
ScanSource, Inc.*	91	2,980
Science Applications International Corp.	57	4,126
Semtech Corp.*	153	5,148
Shutterstock, Inc.*	19	955
Sigma Designs, Inc.*	208	1,248
Silicon Laboratories, Inc.*	61	5,704
SMART Global Holdings, Inc.*	39	1,354
SPS Commerce, Inc.*	22	1,320
Stamps.com, Inc.*	33	6,305
StarTek, Inc.*	309	3,337
Stratasys Ltd.*(a)	110	2,005
Sykes Enterprises, Inc.*	258	7,497
Synaptics, Inc.*	55	2,556
Syntel, Inc.*	133	3,571
Systemax, Inc.	112	3,200

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Tech Data Corp.*	10	$1,033
TechTarget, Inc.*	566	9,780
Trade Desk, Inc., Class A*(a)	17	956
Travelport Worldwide Ltd.	754	10,745
TTEC Holdings, Inc.	124	4,421
TTM Technologies, Inc.*	942	15,223
Tucows, Inc., Class A*(a)	131	7,572
Ultra Clean Holdings, Inc.*	251	4,834
Unisys Corp.*(a)	106	1,187
Varonis Systems, Inc.*	63	3,537
VASCO Data Security International, Inc.*	67	807
VeriFone Systems, Inc.*	81	1,345
Verint Systems, Inc.*	57	2,217
ViaSat, Inc.*(a)	11	768
Viavi Solutions, Inc.*	403	3,877
Virtusa Corp.*	249	11,882
Vishay Intertechnology, Inc.	683	12,567
Vishay Precision Group, Inc.*	207	6,200
Web.com Group, Inc.*	132	2,376
Workiva, Inc.*	56	1,274
Xcerra Corp.*	1,047	10,470
XO Group, Inc.*	235	4,528
Yelp, Inc.*	47	2,047
Zendesk, Inc.*	29	1,252
Zix Corp.*	1,127	4,564

		921,035

Materials — 4.2%
A Schulman, Inc.	279	12,234
AdvanSix, Inc.*	306	12,653
American Vanguard Corp.	353	6,883
Balchem Corp.	42	3,160
Boise Cascade Co.	260	10,478
Calgon Carbon Corp. (a)	215	4,569
Carpenter Technology Corp.	138	7,030
Chase Corp.	96	9,984
Clearwater Paper Corp.*	84	3,158
Commercial Metals Co.	250	6,075
Compass Minerals International, Inc. (a)	41	2,472
Core Molding Technologies, Inc.	260	4,732
Ferro Corp.*	342	7,315
FutureFuel Corp.	602	7,218
GCP Applied Technologies, Inc.*	265	8,149
Greif, Inc., Class A	63	3,627
Greif, Inc., Class B	12	722
Hawkins, Inc.	151	5,059
Haynes International, Inc.	109	4,534
HB Fuller Co.	167	8,415
Hecla Mining Co.	522	1,911
Ingevity Corp.*	108	8,090
Innophos Holdings, Inc.	185	7,689
Innospec, Inc.	61	3,962
Kaiser Aluminum Corp.	116	11,643
KapStone Paper and Packaging Corp.	259	9,037
Klondex Mines Ltd.*(a)	273	360
KMG Chemicals, Inc.	14	840
Koppers Holdings, Inc.*	139	5,616

	Number of Shares	Value
Materials (Continued)
Kraton Corp.*	100	$4,241
Kronos Worldwide, Inc. (a)	62	1,330
Louisiana-Pacific Corp.	408	11,628
Materion Corp.	333	16,783
Minerals Technologies, Inc.	59	4,053
Myers Industries, Inc.	449	8,509
Neenah, Inc.	150	11,498
OMNOVA Solutions, Inc.*	456	4,606
PH Glatfelter Co.	310	6,327
PolyOne Corp.	156	6,444
Quaker Chemical Corp.	78	11,117
Rayonier Advanced Materials, Inc.	135	2,750
Schnitzer Steel Industries, Inc., Class A	543	18,462
Schweitzer-Mauduit International, Inc.	205	8,038
Sensient Technologies Corp.	81	5,828
Stepan Co.	94	7,529
Summit Materials, Inc., Class A*	134	4,238
SunCoke Energy, Inc.*	222	2,371
Trecora Resources*	126	1,399
Tredegar Corp.	143	2,281
Trinseo SA	82	6,527
Tronox Ltd., Class A	69	1,261
UFP Technologies, Inc.*	178	5,064
United States Lime & Minerals, Inc.	58	4,130
US Concrete, Inc.*	64	4,656
Verso Corp., Class A*	187	3,280
Worthington Industries, Inc.	58	2,566

		344,531

Real Estate — 7.3%
Acadia Realty Trust REIT	186	4,479
Agree Realty Corp. REIT	233	10,974
Alexander & Baldwin, Inc. REIT	415	9,126
Alexander’s, Inc. REIT	8	2,923
American Assets Trust, Inc. REIT	138	4,377
Armada Hoffler Properties, Inc. REIT	888	11,615
Ashford Hospitality Prime, Inc. REIT	220	1,892
Ashford Hospitality Trust, Inc. REIT	792	4,364
Bluerock Residential Growth REIT, Inc. REIT (a)	235	1,770
CareTrust REIT, Inc. REIT	556	7,367
CatchMark Timber Trust, Inc., Class A REIT	438	5,729
CBL & Associates Properties, Inc. REIT (a)	611	2,829
Cedar Realty Trust, Inc. REIT	981	3,895
Chatham Lodging Trust REIT	554	10,077
Chesapeake Lodging Trust REIT	477	12,335
City Office REIT, Inc. REIT	428	4,297
Clipper Realty, Inc. REIT (a)	143	1,273
Community Healthcare Trust, Inc. REIT	288	6,780
Consolidated-Tomoka Land Co.	80	4,954
CorEnergy Infrastructure Trust, Inc. REIT (a)	296	10,618
Cousins Properties, Inc. REIT	524	4,370
DiamondRock Hospitality Co. REIT	933	9,591
Easterly Government Properties, Inc. REIT	329	6,264
EastGroup Properties, Inc. REIT	103	8,346
Education Realty Trust, Inc. REIT	97	3,021
Farmland Partners, Inc. REIT	169	1,271

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
First Industrial Realty Trust, Inc. REIT	203	$5,690
Forestar Group, Inc.*(a)	226	5,582
Four Corners Property Trust, Inc. REIT	881	19,347
Franklin Street Properties Corp. REIT	456	3,689
FRP Holdings, Inc.*(a)	76	3,971
GEO Group, Inc. REIT	269	5,730
Getty Realty Corp. REIT	356	8,402
Gladstone Commercial Corp. REIT	400	6,764
Global Net Lease, Inc. REIT	344	5,380
Government Properties Income Trust REIT	503	6,901
Gramercy Property Trust REIT	121	2,620
Healthcare Realty Trust, Inc. REIT	150	3,982
Hersha Hospitality Trust REIT	673	11,306
HFF, Inc., Class A	453	20,684
Independence Realty Trust, Inc. REIT	572	4,873
InfraREIT, Inc. REIT	684	12,750
Investors Real Estate Trust REIT (a)	746	3,469
iStar, Inc. REIT*	581	5,868
Jernigan Capital, Inc. REIT (a)	166	2,804
Kennedy-Wilson Holdings, Inc.	121	1,978
Kite Realty Group Trust REIT	232	3,512
LaSalle Hotel Properties REIT	309	7,580
Lexington Realty Trust REIT	750	5,970
LTC Properties, Inc. REIT	240	8,868
Mack-Cali Realty Corp. REIT	258	4,358
Marcus & Millichap, Inc.*	160	5,008
Maui Land & Pineapple Co., Inc.*	250	2,775
MedEquities Realty Trust, Inc. REIT	505	4,883
Monmouth Real Estate Investment Corp. REIT	708	9,997
National Health Investors, Inc. REIT	102	6,617
National Storage Affiliates Trust REIT	429	10,523
New Senior Investment Group, Inc. REIT	315	2,545
NexPoint Residential Trust, Inc. REIT	379	9,138
NorthStar Realty Europe Corp. REIT	126	1,295
One Liberty Properties, Inc. REIT	311	6,767
Pebblebrook Hotel Trust REIT (a)	269	9,149
Pennsylvania Real Estate Investment Trust REIT (a)	200	2,088
Physicians Realty Trust REIT	228	3,276
PotlatchDeltic Corp. REIT	350	17,903
Preferred Apartment Communities, Inc., Class A REIT	443	6,171
PS Business Parks, Inc. REIT	44	4,878
QTS Realty Trust, Inc., Class A REIT	121	3,905
Quality Care Properties, Inc. REIT*	838	10,383
Ramco-Gershenson Properties Trust REIT	622	7,327
RE/MAX Holdings, Inc., Class A	156	8,627
Retail Opportunity Investments Corp. REIT	276	4,736
Rexford Industrial Realty, Inc. REIT	270	7,290
RLJ Lodging Trust REIT	231	4,576
RMR Group, Inc., Class A	128	8,038
Ryman Hospitality Properties, Inc. REIT	110	7,586
Sabra Health Care REIT, Inc. REIT	139	2,346
Safety Income & Growth, Inc. REIT (a)	114	1,986
Saul Centers, Inc. REIT	57	2,789
Select Income REIT	332	6,032

	Number of Shares	Value
Real Estate (Continued)
Seritage Growth Properties, Class A REIT (a)	55	$2,079
St Joe Co.*	144	2,534
STAG Industrial, Inc. REIT	284	6,467
Stratus Properties, Inc.	26	772
Summit Hotel Properties, Inc. REIT	867	11,418
Sunstone Hotel Investors, Inc. REIT	397	5,729
Tejon Ranch Co.*(a)	51	1,130
Terreno Realty Corp. REIT	225	7,495
Tier REIT, Inc. REIT	131	2,434
UMH Properties, Inc. REIT	482	5,625
Universal Health Realty Income Trust REIT	134	7,418
Urban Edge Properties REIT	171	3,690
Urstadt Biddle Properties, Inc., Class A REIT	356	6,237
Washington Prime Group, Inc. REIT	756	4,952
Washington Real Estate Investment Trust REIT	256	6,472
Whitestone REIT (a)	514	6,343
Xenia Hotels & Resorts, Inc. REIT	561	11,035

		597,079

Telecommunication Services — 0.8%
ATN International, Inc.	66	3,953
Boingo Wireless, Inc.*	368	9,741
Cincinnati Bell, Inc.*	230	3,714
Cogent Communications Holdings, Inc.	93	3,985
Consolidated Communications Holdings, Inc.	145	1,676
GCI Liberty, Inc., Class A*	262	10,074
Hawaiian Telcom Holdco, Inc.*	247	6,958
IDT Corp., Class B*	58	701
Intelsat SA*	162	784
Iridium Communications, Inc.*(a)	825	9,652
Ooma, Inc.*	54	575
ORBCOMM, Inc.*(a)	484	5,034
Shenandoah Telecommunications Co.	101	3,313
Spok Holdings, Inc.	322	5,007
Vonage Holdings Corp.*	177	1,797

		66,964

Utilities — 2.5%
ALLETE, Inc.	79	5,384
American States Water Co.	149	7,915
Artesian Resources Corp., Class A	205	6,783
Atlantic Power Corp.*(a)	940	1,974
Avista Corp.	178	8,514
Black Hills Corp.	74	3,759
California Water Service Group	247	9,374
Chesapeake Utilities Corp.	116	7,731
Connecticut Water Service, Inc. (a)	103	5,318
Consolidated Water Co. Ltd.	374	4,694
Dynegy, Inc.*(a)	482	5,895
El Paso Electric Co.	195	9,477
Global Water Resources, Inc. (a)	113	966
IDACORP, Inc.	48	3,890
MGE Energy, Inc.	104	5,460
Middlesex Water Co.	175	6,202
New Jersey Resources Corp.	185	7,049
Northwest Natural Gas Co.	154	8,031

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
NorthWestern Corp.	90	$4,597
NRG Yield, Inc., Class A	512	7,875
NRG Yield, Inc., Class C	560	8,764
ONE Gas, Inc.	72	4,579
Ormat Technologies, Inc.	69	4,318
Otter Tail Corp.	203	8,079
Pattern Energy Group, Inc., Class A	203	3,770
PNM Resources, Inc.	195	6,864
Portland General Electric Co.	144	5,721
Pure Cycle Corp.*	234	1,860
RGC Resources, Inc.	211	5,264
SJW Group	146	7,729
South Jersey Industries, Inc.	177	4,639
Southwest Gas Holdings, Inc.	88	5,797
Spire, Inc.	82	5,560
Unitil Corp.	210	8,828
WGL Holdings, Inc.	50	4,163
York Water Co. (a)	111	3,119

		209,942

TOTAL COMMON STOCKS (Cost $7,621,116)		8,146,181

	Number of Shares	Value
RIGHTS — 0.0%
Financials — 0.0%
New Star Financial, Inc. CVR (b)	509	$275

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 2000 ETF	160	24,056
Vanguard Small-Cap ETF	120	17,492
Vanguard Small-Cap Value ETF	155	19,984

TOTAL EXCHANGE-TRADED FUNDS (Cost $61,987)		61,532

SECURITIES LENDING COLLATERAL — 8.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (c)(d) (Cost $660,032)	660,032	660,032

TOTAL INVESTMENTS — 107.8% (Cost $8,343,135)		$8,868,020
Other assets and liabilities, net — (7.8%)		(645,295)

NET ASSETS — 100.0%		$8,222,725

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 8.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (c)(d)
371,772	288,260	—	—	—	4,212	—	660,032	660,032

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $635,347, which is 7.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the six months ended February 28, 2018.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$8,146,181	$—	$—	$8,146,181
Rights	—	—	275	275
Exchange-Traded Funds	61,532	—	—	61,532
Short-Term Investments	660,032	—	—	660,032

TOTAL	$8,867,745	$—	$275	$8,868,020

(e)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	54

This Page is Intentionally Left Blank

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 2000 Comprehensive Factor ETF
Assets
Investments in non-affiliated securities at value	$44,594,331	$7,351,286	$149,184,722	$8,207,988
Investment in Deutsche Government & Agency Securities Portfolio*	484,162	155,894	1,252,141	660,032
Cash	3,102	2,188	728,871	9,941
Foreign currency at value	25,432	5,461	—	—
Deposit with broker for futures contracts	—	—	36,500	—
Receivables:
Investment securities sold	66,750	—	—	—
Dividends	87,656	15,854	199,698	6,407
Securities lending income	168	36	882	510
Foreign tax reclaim	2,629	104	—	—

Total Assets	$45,264,230	$7,530,823	$151,402,814	$8,884,878

Liabilities
Payable upon return of securities loaned	$484,162	$155,894	$1,252,141	$660,032
Payables:
Investment advisory fees	11,849	2,831	20,302	2,121
Variation margin on futures contracts	—	—	10,565	—

Total Liabilities	496,011	158,725	1,283,008	662,153

Net Assets, at value	$44,768,219	$7,372,098	$150,119,806	$8,222,725

Net Assets Consist of
Paid-in capital	$42,523,597	$5,702,706	$136,896,442	$7,481,045
Distributions in excess of net investment income	(14,231)	—	—	—
Undistributed net investment income	—	13,076	307,233	19,189
Accumulated net realized gain (loss)	(97,464)	698,850	2,660,715	197,606
Net unrealized appreciation (depreciation)	2,356,317	957,466	10,255,416	524,885

Net Assets, at value	$44,768,219	$7,372,098	$150,119,806	$8,222,725

Number of Common Shares outstanding	1,500,001	250,001	4,700,001	250,001

Net Asset Value	$29.85	$29.49	$31.94	$32.89

Investments in non-affiliated securities at cost	$42,238,279	$6,393,939	$138,935,999	$7,683,103

Value of securities loaned	$326,338	$143,260	$1,213,764	$635,347

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$484,162	$155,894	$1,252,141	$660,032

Foreign currency at cost	$25,414	$5,340	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 2000 Comprehensive Factor ETF
Investment Income
Unaffiliated dividend income*	$278,426	$91,668	$1,200,299	$75,804
Unaffiliated non-cash dividend income	41,936	—	—	—
Securities lending income, net of borrower rebates	1,190	314	5,324	4,212

Total Investment Income	321,552	91,982	1,205,623	80,016

Expenses
Investment advisory fees	60,193	22,234	123,432	13,188
Other expense	57	57	57	57

Total Expenses	60,250	22,291	123,489	13,245
Less fees waived (See Note 3):
Waiver	—	—	(724)	—

Net Expenses	60,250	22,291	122,765	13,245

Net Investment income (loss)	261,302	69,691	1,082,858	66,771

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(37,744)	255,916	(1,258,833)	(284,396)
In-kind redemptions	231,067	472,543	5,184,308	482,518
Futures contracts	—	28,962	119,135	—
Foreign currency transactions	1,021	(5,687)	(474)	—
Distributions in other investment companies	42	—	—	—

Net realized gain (loss)	194,386	751,734	4,044,136	198,122
Net change in unrealized appreciation (depreciation) on:
Investments	1,673,180	(355,459)	5,787,040	38,241
Futures contracts	—	3,192	5,790	—
Foreign currency translations	195	(2,264)	—	—

Net change in unrealized appreciation (depreciation)	1,673,375	(354,531)	5,792,830	38,241

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,867,761	397,203	9,836,966	236,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,129,063	$466,894	$10,919,824	$303,134

* Unaffiliated foreign tax withheld	$29,045	$8,558	$32	$5

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF		Xtrackers FTSE Emerging Comprehensive Factor ETF
	For the Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$261,302	$172,195	$69,691	$276,844
Net realized gain (loss)	194,386	(1,054,509)	751,734	170,658
Net change in net unrealized appreciation (depreciation)	1,673,375	601,541	(354,531)	1,284,361

Net increase (decrease) in net assets resulting from operations	2,129,063	(280,773)	466,894	1,731,863

Distributions to Shareholders from
Net investment income	(416,574)	(163,100)	(255,844)	(132,417)
Net realized gains	—	—	(191,991)	(17,533)

Total distributions	(416,574)	(163,100)	(447,835)	(149,950)

Fund Shares Transactions
Proceeds from shares sold	28,995,420	40,231,926	—	8,933,809
Value of shares redeemed	(1,435,474)	(26,833,500)	(5,735,711)	—

Net increase (decrease) in net assets resulting from fund share transactions	27,559,946	13,398,426	(5,735,711)	8,933,809

Total net increase (decrease) in Net Assets	29,272,435	12,954,553	(5,716,652)	10,515,722

Net Assets
Beginning of period	15,495,784	2,541,231	13,088,750	2,573,028

End of period	$44,768,219	$15,495,784	$7,372,098	$13,088,750

Distributions in excess of net investment income	$(14,231)	$—	$—	$—

Undistributed net investment income	$—	$141,041	$13,076	$199,229

Changes in Shares Outstanding
Shares outstanding, beginning of period	550,001	100,001	450,001	100,001
Shares sold	1,000,000	1,550,000	—	350,000
Shares redeemed	(50,000)	(1,100,000)	(200,000)	—

Shares outstanding, end of period	1,500,001	550,001	250,001	450,001

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 Comprehensive Factor ETF		Xtrackers Russell 2000 Comprehensive Factor ETF
	For the Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,082,858	$1,206,077	$66,771	$58,101
Net realized gain (loss)	4,044,136	4,629,252	198,122	106,736
Net change in net unrealized appreciation (depreciation)	5,792,830	3,653,530	38,241	215,038

Net increase (decrease) in net assets resulting from operations	10,919,824	9,488,859	303,134	379,875

Distributions to Shareholders from
Net investment income	(1,102,640)	(964,811)	(60,504)	(54,188)
Net realized gains	—	—	(106,752)	(843)

Total distributions	(1,102,640)	(964,811)	(167,256)	(55,031)

Fund Shares Transactions
Proceeds from shares sold	65,794,952	146,512,353	6,774,777	1,567,483
Value of shares redeemed	(25,704,453)	(76,229,711)	(3,362,514)	—

Net increase (decrease) in net assets resulting from fund share transactions	40,090,499	70,282,642	3,412,263	1,567,483

Total net increase (decrease) in Net Assets	49,907,683	78,806,690	3,548,141	1,892,327

Net Assets
Beginning of period	100,212,123	21,405,433	4,674,584	2,782,257

End of period	$150,119,806	$100,212,123	$8,222,725	$4,674,584

Net investment loss	$—	$—	$—	$—

Distributions in excess of net investment income	$—	$—	$—	$—

Undistributed net investment income	$307,233	$327,015	$19,189	$12,922

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,400,001	800,001	150,001	100,001
Shares sold	2,100,000	5,350,000	200,000	50,000
Shares redeemed	(800,000)	(2,750,000)	(100,000)	—

Shares outstanding, end of period	4,700,001	3,400,001	250,001	150,001

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$28.17		$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.22		0.54	0.52
Net realized and unrealized gain (loss)	1.93		3.19 (d)	0.27

Total from investment operations	2.15		3.73	0.79

Less distributions from:
Net investment income	(0.47)		(0.97)	(0.38)

Total distributions	(0.47)		(0.97)	(0.38)

Net Asset Value, end of period	$29.85		$28.17	$25.41

Total Return (%)	7.68	**	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	45		15	3
Ratio of expenses (%)	0.35	*	0.35	0.36	*
Ratio of net investment income (loss) (%)	1.52	*	2.10	2.77	*
Portfolio turnover rate (%)(e)	18	**	45	35	**

Xtrackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Year Ended 8/31/2017	Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$29.09		$25.73	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.23		0.88	0.38
Net realized and unrealized gain (loss)	1.61		3.27	0.41

Total from investment operations	1.84		4.15	0.79

Less distributions from:
Net investment income	(0.67)		(0.61)	(0.06)
Net realized gains	(0.77)		(0.18)	—

Total distributions	(1.44)		(0.79)	(0.06)

Net Asset Value, end of period	$29.49		$29.09	$25.73

Total Return (%)	6.69	**	16.56	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		13	3
Ratio of expenses (%)	0.50	*	0.50	0.50	*
Ratio of net investment income (loss) (%)	1.57	*	3.28	4.14	*
Portfolio turnover rate (%)(e)	43	**	48	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$29.47		$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.26		0.51	0.40
Net realized and unrealized gain (loss)	2.48		2.85	1.60

Total from investment operations	2.74		3.36	2.00

Less distributions from:
Net investment income	(0.27)		(0.65)	(0.24)

Total distributions	(0.27)		(0.65)	(0.24)

Net Asset Value, end of period	$31.94		$29.47	$26.76

Total Return (%)	9.33	(d)**	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	150		100	21
Ratio of expenses before fee waiver (%)	0.19	*	0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.19	*	0.21	0.25	*
Ratio of net investment income (loss) (%)	1.67	*	1.83	2.01	*
Portfolio turnover rate (%)(e)	17	**	67	64	**

Xtrackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Year Ended 8/31/2017	Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$31.16		$27.82	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.25		0.46	0.09
Net realized and unrealized gain (loss)	2.09		3.35	2.73

Total from investment operations	2.34		3.81	2.82

Less distributions from:
Net investment income	(0.25)		(0.46)	—
Net realized gains	(0.36)		(0.01)	—

Total distributions	(0.61)		(0.47)	—

Net Asset Value, end of period	$32.89		$31.16	$27.82

Total Return (%)	7.46	**	13.72	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8		5	3
Ratio of expenses (%)	0.30	*	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.52	*	1.51	1.79	*
Portfolio turnover rate (%)(e)	35	**	53	2	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Xtrackers FTSE Emerging Comprehensive Factor ETF
Xtrackers Russell 1000 Comprehensive Factor ETF
Xtrackers Russell 2000 Comprehensive Factor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers FTSE Emerging Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index
Xtrackers Russell 1000 Comprehensive Factor ETF	Russell 1000 Comprehensive Factor Index
Xtrackers Russell 2000 Comprehensive Factor ETF	Russell 2000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

DBX ETF Trust

Notes to Financial Statements (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2018, the Funds did not incur any interest or penalties.

At August 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$50,651
Xtrackers Russell 1000 Comprehensive Factor ETF	76,567

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the Year ended August 31, 2017, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$101,912
Xtrackers Russell 1000 Comprehensive Factor ETF	838,443

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$15,037,608	$543,585	$810,707	$(267,122)
Xtrackers FTSE Emerging Comprehensive Factor ETF	10,865,807	1,263,883	1,493,901	(230,018)
Xtrackers Russell 1000 Comprehensive Factor ETF	96,788,752	3,991,528	6,497,344	(2,505,816)
Xtrackers Russell 2000 Comprehensive Factor ETF	4,557,702	484,416	649,314	(164,898)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2018, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of February 28, 2018, the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of February 28, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DBX ETF Trust

Notes to Financial Statements (Continued)

As of February 28, 2018, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Xtrackers FTSE Emerging Comprehensive Factor ETF
Xtrackers Russell 1000 Comprehensive Factor ETF
Xtrackers Russell 2000 Comprehensive Factor ETF

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2018, Xtrackers FTSE Emerging Comprehensive Factor ETF and Xtrackers Russell 1000 Comprehensive Factor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Russell 1000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$12,413	Unrealized depreciation on futures contracts*	$5,720

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

DBX ETF Trust

Notes to Financial Statements (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Emerging Comprehensive Factor ETF	$28,962
Xtrackers Russell 1000 Comprehensive Factor ETF	119,135

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Emerging Comprehensive Factor ETF	$3,192
Xtrackers Russell 1000 Comprehensive Factor ETF	5,790

For the period ended February 28, 2018 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Emerging Comprehensive Factor ETF	$409,227
Xtrackers Russell 1000 Comprehensive Factor ETF	1,000,219

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Xtrackers FTSE Emerging Comprehensive Factor ETF	0.50%
Xtrackers Russell 1000 Comprehensive Factor ETF	0.19%
Xtrackers Russell 2000 Comprehensive Factor ETF	0.30%

Effective February 20, 2018, the Advisor agreed, until February 20, 2019, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of Xtrackers Russell 1000 Comprehensive Factor ETF from exceeding 0.17% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period February 20, 2018 through February 28, 2018, the Advisor waived $724 of expenses to the Fund.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

DBX ETF Trust

Notes to Financial Statements (Continued)

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$9,308,599	$6,205,886
Xtrackers FTSE Emerging Comprehensive Factor ETF	3,742,208	5,639,467
Xtrackers Russell 1000 Comprehensive Factor ETF	22,971,972	22,539,940
Xtrackers Russell 2000 Comprehensive Factor ETF	2,914,326	4,755,326

For the period ended February 28, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$25,587,728	$1,433,977
Xtrackers FTSE Emerging Comprehensive Factor ETF	—	3,070,168
Xtrackers Russell 1000 Comprehensive Factor ETF	65,585,660	25,588,332
Xtrackers Russell 2000 Comprehensive Factor ETF	6,769,237	1,627,019

5. Fund Share Transactions

As of February 28, 2018, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2018, there was one affiliated shareholder account for the fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers FTSE Emerging Comprehensive Factor ETF	13%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

DBX ETF Trust

Notes to Financial Statements (Continued)

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at February 28, 2018.

Pro-rata Share
Xtrackers FTSE Emerging Comprehensive Factor ETF	$525,000

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF and Xtrackers Russell 2000 Comprehensive Factor ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF and Xtrackers Russell 2000 Comprehensive Factor ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:
Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to

70

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

72

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF and DEMG, foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Additionally, with respect to DESC only, small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors —value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE, Russell, or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-045855-3 (4/18) DBX003299 (4/19)

February 28, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholder: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our flagship ETFs tracking Fixed Income markets for the period ending February 2018.

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last few years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

Neither our product names nor the names of DBX ETF Trust and DBX Advisors LLC will change as part of this re-branding.

In connection with this change, our Americas web site has recently been redesigned with a new address: DWS.com. However, for your convenience, the Xtrackers.com address will remain live and will continue to automatically direct you to the new ETF site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

The global economy continued its synchronized pace as robust economic data helped sentiment among companies and consumers reach long-term highs. Equity markets worldwide echoed this sentiment and grew hand-in-hand, despite experiencing brief periods of volatility. The U.S. economy continued its moderate expansion, with stronger inflation data, robust growth aided by fiscal stimulus, and a labor market pushing close to full employment. Equity markets in the U.S. paused slightly in February after their bullish run, driven by improved corporate earnings and potential positive impact of tax reforms. Meanwhile, growth in Eurozone remained solid on the back of strong consumer confidence and favorable financing conditions. The Japanese economy continued its moderate expansion on the back of highly accommodative financial conditions and reinforcements through the government’s past stimulus measures. Elsewhere, emerging economies gained momentum from sustained equity and bond market inflows.

Fixed income markets experienced mixed performance, as the U.S. Federal Reserve Board (FRB) raised rates for the third time in December 2017, encouraged by strong U.S. employment data and improved consumer confidence. Inflation, which, surprisingly, was higher than expected in January 2018, left U.S. bond market investors worried, as it provided a strong case for the FRB to tighten its monetary policy. The U.S. Treasury yield curve flattened during the same period, while yields across maturities increased, with the 10-yr benchmark Treasury yield surging to 2.86 percent at the end of the reporting period. High-yield corporate bonds proved resilient in the phase of rising yields, backed by strong corporate earnings and low default rates.

Eurozone posted buoyant growth, aided by increasing consumer confidence and higher industrial production. Germany’s benchmark 10-year government bond yield rose as the European Central Bank (ECB) reduced the quantum of monthly bond purchases in January this year, but reaffirmed supportive monetary policies to revive inflation. However, inflation remained below the 2 percent target, despite tightening labor markets. Meanwhile, yield spreads1 of other European sovereigns against German bund tightened, signaling a positive economic environment. In the U.K., the Bank of England hiked interest rates by 25 bps in November for the

1

first time since 2007, to curb rising inflation. Elsewhere, Bank of Japan decided to continue its bond purchase program at the current pace to achieve a yield close to zero percent.

As normalization continues to be the central theme, the FRB is expected to increase the pace of rate hikes and resume the balance-sheet-reduction program. Similarly, the ECB will revisit its monetary policy, based on the inflation trajectory in Europe. With this gradual transition to less accommodative monetary policies, fixed income markets are likely to experience increased bouts of volatility in a rising interest rate environment. Given this economic backdrop, hedging the interest rate exposure would play a significant role in managing investments in fixed income markets.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The yield spread is the difference between the quoted rates of return on two different investments, usually of different credit quality.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

The Xtrackers Barclays International Corporate Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Quality* as of 2/28/18

Description	% of Market Value
AA	20.7%
A	37.8%
BBB	41.5%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/18

United States	17.5%
United Kingdom	16.8%
Netherlands	16.4%
France	12.6%
Canada	7.7%
Italy	5.9%
Germany	4.6%
Australia	4.3%
Japan	4.3%
Spain	4.0%
Ireland	3.2%
Other	2.7%

Total	100.0%

Sector Diversification* as of 2/28/18

Financial	43.9%
Consumer, Non-cyclical	14.0%
Communications	9.8%
Industrial	8.2%
Utilities	7.4%
Energy	5.3%
Consumer, Cyclical	5.2%
Basic Materials	3.2%
Technology	2.6%
Government	0.4%

Total	100.0%

Modified duration as of 2/28/18: 5.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

The Xtrackers Barclays International Treasury Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Quality* as of 2/28/18

Description	% of Market Value
AAA	21.8%
AA	24.8%
A	40.1%
BBB	13.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/18

Japan	23.8%
United Kingdom	7.4%
France	6.8%
Italy	6.8%
Australia	4.9%
Germany	4.8%
Spain	4.3%
Belgium	4.3%
South Korea	4.1%
Canada	4.1%
Netherlands	3.5%
Austria	3.4%
Mexico	2.2%
Thailand	2.0%
Other	17.6%

Total	100.0%

Modified duration as of 2/28/18: 7.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Beta High Yield Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of 2/28/18

Description	% of Market Value
BBB	2.9%
BB	40.2%
B	44.0%
CCC	12.8%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/18

United States	81.8%
Luxembourg	4.7%
Canada	4.0%
France	2.6%
Other	6.9%

Total	100.0%

Sector Diversification* as of 2/28/18

Communications	27.3%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	13.1%
Energy	11.2%
Financial	8.8%
Industrial	8.0%
Technology	5.9%
Basic Materials	5.2%
Utilities	3.0%
Diversified	0.1%

Total	100.0%

Modified duration as of 2/28/18: 4.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Low Beta High Yield Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of 2/28/18

Description	% of Market Value
BBB	13.6%
BB	72.8%
B	12.8%
CCC	0.8%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/18

United States	87.7%
United Kingdom	3.8%
Canada	3.5%
Other	5.0%

Total	100.0%

Sector Diversification* as of 2/28/18

Communications	19.3%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	15.6%
Energy	15.3%
Financial	9.6%
Industrial	7.8%
Technology	6.5%
Basic Materials	5.6%
Utilities	3.3%

Total	100.0%

Modified duration as of 2/28/18: 4.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers Short Duration High Yield Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of 2/28/18

Description	% of Market Value
BBB	8.8%
BB	48.0%
B	30.8%
CCC	12.3%
C	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/18

United States	85.1%
Luxembourg	4.3%
Canada	3.0%
United Kingdom	2.3%
Other	5.3%

Total	100.0%

Sector Diversification* as of 2/28/18

Communications	24.0%
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	12.8%
Financial	11.9%
Energy	11.8%
Industrial	6.5%
Basic Materials	5.7%
Technology	4.8%
Utilities	2.0%

Total	100.0%

Modified duration as of 2/28/18: 2.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 36.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of 2/28/18

Description	% of Market Value
BBB	9.1%
BB	53.4%
B	30.3%
CCC	7.2%
CC	0.0%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/18

United States	83.6%
Canada	4.0%
Luxembourg	3.3%
United Kingdom	2.5%
Other	6.6%

Total	100.0%

Sector Diversification* as of 2/28/18

Communications	23.6%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	13.3%
Energy	12.8%
Financial	9.1%
Industrial	7.9%
Technology	6.2%
Basic Materials	5.5%
Utilities	3.4%
Diversified	0.1%

Total	100.0%

Modified duration as of 2/28/18: 4.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 43.

8

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers USD High Yield Corporate Bond ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018), except for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF and Xtrackers Short Duration High Yield Bond ETF which are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 28, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Barclays International Corporate Bond Hedged ETF
Actual	$1,000.00	$1,004.00	0.30%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51
Xtrackers Barclays International Treasury Bond Hedged ETF
Actual	$1,000.00	$1,000.00	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Xtrackers High Beta High Yield Bond ETF
Actual (3)	$1,000.00	$990.60	0.35%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
Xtrackers Low Beta High Yield Bond ETF
Actual (3)	$1,000.00	$989.50	0.25%	$0.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Xtrackers Short Duration High Yield Bond ETF
Actual (2)	$1,000.00	$997.70	0.20%	$0.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00

9

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,002.80	0.21%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	0.21%	$1.05

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 50 (the number of days in the period January 10, 2018 (commencement of operations) to February 28, 2017), then divided by 365.

(3) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 49 (the number of days in the period January 11, 2018 (commencement of operations) to February 28, 2017), then divided by 365.

10

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

February 28, 2018 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS — 96.8%
Australia — 4.2%
BHP Billiton Finance Ltd. Series MTN, 3.00%, 3/30/20	AUD	50,000	$39,233
QPH Finance Co. Pty Ltd. Series MTN, 5.75%, 7/29/20	AUD	50,000	41,353
Wesfarmers Ltd. Series EMTN, 1.25%, 10/07/21	EUR	100,000	126,596

			207,182

Belgium — 0.9%
Anheuser-Busch InBev SA/NV Series EMTN, 0.625%, 3/17/20	EUR	35,000	43,315

Canada — 7.5%
CU, Inc. 4.543%, 10/24/41	CAD	20,000	17,850
Inter Pipeline Ltd. Series MTN, 3.173%, 3/24/25	CAD	100,000	76,045
Metro, Inc. Series MTN, 3.20%, 12/01/21	CAD	150,000	118,701
Royal Bank of Canada Series DPNT, 2.36%, 12/05/22	CAD	35,000	26,820
Royal Office Finance LP Series A, 5.209%, 11/12/32	CAD	36,811	33,880
Suncor Energy, Inc. Series MTN, 3.10%, 11/26/21	CAD	25,000	19,840
Toronto-Dominion Bank Series DPNT, 3.226%, 7/24/24	CAD	100,000	79,543

			372,679

France — 12.2%
Bouygues SA 3.641%, 10/29/19	EUR	50,000	64,770
BPCE SA Series EMTN, 0.75%, 1/22/20	EUR	100,000	124,025
Klepierre SA Series EMTN, 4.625%, 4/14/20	EUR	50,000	67,006
Orange SA Series EMTN, 3.125%, 1/09/24	EUR	100,000	138,773
Suez Series EMTN, 5.50%, 7/22/24	EUR	50,000	79,697
Total Capital International SA Series EMTN, 2.125%, 3/15/23	EUR	100,000	132,525

			606,796

Germany — 4.5%
BASF SE Series EMTN, 1.875%, 2/04/21	EUR	50,000	64,475
Commerzbank AG Series EMTN, 0.625%, 3/14/19	EUR	100,000	123,102
Daimler AG Series EMTN, 1.375%, 5/11/28	EUR	30,000	36,319

			223,896

		Principal Amount	Value
Ireland — 3.0%
GE Capital UK Funding Unlimited Co. Series EMTN, 4.125%, 9/13/23	GBP	100,000	$151,541

Italy — 5.7%
Assicurazioni Generali SpA Series EMTN, 5.125%, 9/16/24	EUR	50,000	77,419
Autostrade Per L’italia SpA Series EMTN, 4.375%, 9/16/25	EUR	50,000	75,657
UniCredit SpA Series EMTN, 3.25%, 1/14/21	EUR	100,000	132,735

			285,811

Japan — 3.8%
Aozora Bank Ltd. Series 615, 0.24%, 1/27/21	JPY	10,000,000	94,133
Shinkin Central Bank Series 323, 0.03%, 10/27/21	JPY	10,000,000	93,618

			187,751

Luxembourg — 0.7%
HeidelbergCement Finance Luxembourg SA 8.50%, 10/31/19	EUR	25,000	34,864

Netherlands — 16.0%
ABN AMRO Bank NV Series EMTN, 0.75%, 6/09/20	EUR	30,000	37,308
Allianz Finance II BV Series 61, 3.00%, 3/13/28	EUR	100,000	144,674
BMW Finance NV Series EMTN, 0.75%, 4/15/24	EUR	40,000	48,953
Cooperatieve Rabobank UA Series EMTN, 4.75%, 6/06/22	EUR	100,000	145,273
Deutsche Telekom International Finance BV Series EMTN, 1.375%, 1/30/27	EUR	50,000	61,533
Evonik Finance BV Series EMTN, 0.75%, 9/07/28	EUR	20,000	22,669
Gas Natural Fenosa Finance BV Series EMTN, 2.875%, 3/11/24	EUR	100,000	135,376
Linde Finance BV Series EMTN, 1.75%, 6/11/19	EUR	25,000	31,297
Shell International Finance BV Series EMTN, 0.875%, 8/21/28	CHF	25,000	27,292
Siemens Financieringsmaatschappij NV Series EMTN, 2.875%, 3/10/28	EUR	50,000	71,537
Volkswagen International Finance NV 4.625%, 3/29/49	EUR	50,000	67,193

			793,105

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2018 (Unaudited)

		Principal Amount	Value
Spain — 3.9%
Santander Issuances SAU Series EMTN, 2.50%, 3/18/25	EUR	100,000	$127,553
Telefonica Emisiones SAU Series EMTN, 4.693%, 11/11/19	EUR	50,000	65,947

			193,500

Switzerland — 1.1%
Credit Suisse AG 0.75%, 7/11/19	CHF	50,000	53,717

United Kingdom — 16.3%
Barclays Bank PLC Series EMTN, 6.625%, 3/30/22	EUR	50,000	74,166
BAT International Finance PLC Series EMTN, 4.00%, 7/07/20	EUR	50,000	66,641
Credit Agricole SA Series EMTN, 3.125%, 2/05/26	EUR	100,000	142,354
Eastern Power Networks PLC Series EMTN, 6.25%, 11/12/36	GBP	60,000	120,619
Heathrow Funding Ltd. Series REGS, 5.225%, 2/15/23	GBP	50,000	79,321
HSBC Bank PLC Series EMTN, 4.75%, 3/24/46	GBP	50,000	87,434
Lloyds Bank PLC Series EMTN, 1.00%, 11/19/21	EUR	100,000	125,162
Series EMTN, 7.625%, 4/22/25	GBP	10,000	18,020
THFC Funding No 1 PLC 5.125%, 12/21/35	GBP	25,000	43,796
Vodafone Group PLC Series EMTN, 5.90%, 11/26/32	GBP	30,000	53,194

			810,707

United States — 17.0%
Apple, Inc. Series EMTN, 1.00%, 11/10/22	EUR	100,000	126,140

		Principal Amount	Value
United States (Continued)
AT&T, Inc. 2.75%, 5/19/23	EUR	100,000	$134,941
Bristol-Myers Squibb Co. 1.75%, 5/15/35	EUR	100,000	123,068
FedEx Corp. 1.625%, 1/11/27	EUR	50,000	61,741
General Electric Co. Series EMTN, 5.25%, 12/07/28	GBP	25,000	41,656
Kraft Heinz Foods Co. 2.25%, 5/25/28	EUR	100,000	122,566
Prologis LP 1.375%, 10/07/20	EUR	100,000	125,889
Verizon Communications, Inc. Series MTN, 3.50%, 2/17/23	AUD	20,000	15,619
Walmart, Inc. 5.75%, 12/19/30	GBP	50,000	94,350

			845,970

TOTAL CORPORATE BONDS (Cost $4,451,771)			4,810,834

SOVEREIGN BOND — 0.4%
Japan — 0.4%
Japan Government Ten Year Bond 345, 0.10%, 12/20/26	JPY	2,000,000	18,897

TOTAL SOVEREIGN BOND (Cost $17,877)			18,897

TOTAL INVESTMENTS — 97.2% (Cost $4,469,648)			$4,829,731
Other assets and liabilities, net — 2.8%			140,219

NET ASSETS — 100.0%			$4,969,950

DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2018	AUD	104,939	USD	84,962	$3,455	$—
The Bank of Nova Scotia	3/5/2018	CAD	487,370	USD	397,389	17,541	—
The Bank of Nova Scotia	3/5/2018	CHF	77,600	USD	83,647	1,439	—
The Bank of Nova Scotia	3/5/2018	EUR	2,880,390	USD	3,594,453	78,907	—
The Bank of Nova Scotia	3/5/2018	GBP	579,926	USD	825,499	26,906	—
The Bank of Nova Scotia	3/5/2018	JPY	22,020,000	USD	202,025	—	(4,437)
The Bank of Nova Scotia	3/5/2018	USD	81,774	AUD	104,939	—	(267)
The Bank of Nova Scotia	3/5/2018	USD	377,235	CAD	483,370	—	(504)

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2018	USD	3,262	CAD	4,000	$—	$(144)
The Bank of Nova Scotia	3/5/2018	USD	82,112	CHF	77,600	96	—
The Bank of Nova Scotia	3/5/2018	USD	3,402,080	EUR	2,789,390	2,400	—
The Bank of Nova Scotia	3/5/2018	USD	113,580	EUR	91,000	—	(2,513)
The Bank of Nova Scotia	3/5/2018	USD	710,180	GBP	515,426	—	(407)
The Bank of Nova Scotia	3/5/2018	USD	91,829	GBP	64,500	—	(3,008)
The Bank of Nova Scotia	3/5/2018	USD	206,363	JPY	22,020,000	98	—
The Bank of Nova Scotia	4/5/2018	AUD	104,939	USD	81,774	263	—
The Bank of Nova Scotia	4/5/2018	CAD	483,370	USD	377,471	502	—
The Bank of Nova Scotia	4/5/2018	CHF	77,600	USD	82,344	—	(103)
The Bank of Nova Scotia	4/5/2018	EUR	2,789,390	USD	3,410,336	—	(2,658)
The Bank of Nova Scotia	4/5/2018	EUR	12,000	USD	14,675	—	(8)
The Bank of Nova Scotia	4/5/2018	GBP	515,426	USD	711,257	403	—
The Bank of Nova Scotia	4/5/2018	JPY	22,020,000	USD	206,838	—	(99)
The Bank of Nova Scotia	4/5/2018	USD	15,182	GBP	11,000	—	(11)

Total unrealized appreciation (depreciation)						$132,010	$(14,159)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$4,810,834	$—	$4,810,834
Sovereign Bond	—	18,897	—	18,897
Derivatives (b)
Forward Foreign Currency Contracts	—	132,010	—	132,010

TOTAL	$—	$4,961,741	$—	$4,961,741

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(14,159)	$—	$(14,159)

TOTAL	$—	$(14,159)	$—	$(14,159)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

February 28, 2018 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS — 96.0%
Australia — 4.7%
Australia Government Bond 4.50%, 4/15/20	AUD	75,000	$61,265
5.75%, 7/15/22	AUD	40,000	35,528
3.25%, 4/21/25	AUD	50,000	40,394
4.25%, 4/21/26	AUD	20,000	17,287
4.75%, 4/21/27	AUD	25,000	22,539
2.75%, 11/21/27	AUD	25,000	19,363
4.50%, 4/21/33	AUD	25,000	22,873
3.25%, 6/21/39	AUD	10,000	7,736

			226,985

Austria — 3.3%
Republic of Austria Government Bond 3.90%, 7/15/20, 144A	EUR	50,000	67,232
1.65%, 10/21/24, 144A	EUR	5,000	6,608
0.50%, 4/20/27, 144A	EUR	5,000	5,956
2.40%, 5/23/34, 144A	EUR	50,000	71,734
3.15%, 6/20/44, 144A	EUR	5,000	8,464

			159,994

Belgium — 4.1%
Kingdom of Belgium Government Bond 4.00%, 3/28/19	EUR	10,000	12,802
4.25%, 9/28/21, 144A	EUR	20,000	28,305
4.00%, 3/28/22	EUR	5,000	7,129
0.80%, 6/22/25, 144A	EUR	25,000	31,112
1.00%, 6/22/26, 144A	EUR	25,000	31,299
1.00%, 6/22/31, 144A	EUR	25,000	29,943
5.00%, 3/28/35, 144A	EUR	5,000	9,606
4.25%, 3/28/41, 144A	EUR	23,000	43,302
2.15%, 6/22/66, 144A	EUR	5,000	6,558

			200,056

Canada — 3.9%
Canadian Government Bond 3.50%, 6/01/20	CAD	75,000	60,588
1.50%, 6/01/23	CAD	50,000	37,893
8.00%, 6/01/27	CAD	25,000	28,819
5.75%, 6/01/29	CAD	10,000	10,458
5.75%, 6/01/33	CAD	23,000	25,724
3.50%, 12/01/45	CAD	27,000	25,688

			189,170

Czech Republic — 0.9%
Czech Republic Government Bond 3.85%, 9/29/21	CZK	800,000	42,509

Denmark — 1.4%
Denmark Government Bond 1.50%, 11/15/23	DKK	200,000	35,226
0.50%, 11/15/27	DKK	200,000	32,098

			67,324

Finland — 1.2%
Finland Government Bond 1.625%, 9/15/22, 144A	EUR	25,000	32,758

		Principal Amount	Value
Finland (Continued)
0.75%, 4/15/31, 144A	EUR	20,000	$23,581

			56,339

France — 6.5%
French Republic Government Bond OAT 3.75%, 4/25/21	EUR	50,000	68,776
2.25%, 5/25/24	EUR	100,000	136,547
1.00%, 5/25/27	EUR	10,000	12,432
2.75%, 10/25/27	EUR	10,000	14,395
2.50%, 5/25/30	EUR	25,000	35,520
3.25%, 5/25/45	EUR	30,000	49,557

			317,227

Germany — 4.6%
Bundesrepublik Deutschland Bundesanleihe 3.00%, 7/04/20	EUR	20,000	26,429
2.00%, 1/04/22	EUR	25,000	33,135
1.75%, 2/15/24	EUR	75,000	100,143
0.25%, 2/15/27	EUR	20,000	23,778
6.25%, 1/04/30	EUR	2,000	3,962
3.25%, 7/04/42	EUR	20,000	34,893

			222,340

Hungary — 0.4%
Hungary Government Bond 3.00%, 6/26/24	HUF	5,000,000	20,741

Ireland — 1.8%
Ireland Government Bond 5.40%, 3/13/25	EUR	50,000	81,123
2.40%, 5/15/30	EUR	5,000	6,916

			88,039

Israel — 0.9%
Israel Government Bond — Fixed 5.50%, 1/31/22	ILS	125,000	42,790

Italy — 6.5%
Italy Buoni Poliennali Del Tesoro 4.50%, 2/01/20	EUR	25,000	33,213
0.20%, 10/15/20	EUR	30,000	36,692
3.75%, 8/01/21	EUR	35,000	47,618
0.95%, 3/15/23	EUR	30,000	36,673
7.25%, 11/01/26	EUR	50,000	87,609
5.00%, 8/01/34	EUR	20,000	32,359
4.75%, 9/01/44, 144A	EUR	25,000	40,317

			314,481

Japan — 22.9%
Japan Government Five Year Bond 0.10%, 6/20/20	JPY	3,000,000	28,277
Japan Government Forty Year Bond 1.40%, 3/20/55	JPY	5,000,000	54,898
Japan Government Ten Year Bond 1.50%, 6/20/19	JPY	3,000,000	28,722
1.20%, 12/20/20	JPY	20,000,000	194,490
0.90%, 6/20/22	JPY	5,000,000	48,943

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2018 (Unaudited)

		Principal Amount	Value
Japan (Continued)
0.80%, 9/20/22	JPY	6,000,000	$58,590
0.60%, 3/20/23	JPY	2,000,000	19,418
0.60%, 12/20/23	JPY	2,000,000	19,502
0.40%, 3/20/25	JPY	3,000,000	29,029
0.10%, 12/20/26	JPY	2,000,000	18,897
Japan Government Thirty Year Bond 2.80%, 9/20/29	JPY	1,000,000	12,237
1.40%, 12/20/32	JPY	1,000,000	10,879
2.50%, 3/20/38	JPY	9,000,000	115,460
2.00%, 9/20/41	JPY	4,000,000	48,588
1.90%, 9/20/42	JPY	1,000,000	11,997
1.40%, 9/20/45	JPY	1,200,000	13,153
Japan Government Twenty Year Bond 2.10%, 9/20/25	JPY	22,000,000	239,469
1.70%, 9/20/32	JPY	9,000,000	101,506
1.70%, 6/20/33	JPY	5,000,000	56,547

			1,110,602

Luxembourg — 0.1%
Luxembourg Government Bond 2.125%, 7/10/23	EUR	5,000	6,741

Malaysia — 1.4%
Malaysia Government Bond 5.248%, 9/15/28	MYR	250,000	68,568

Mexico — 2.1%
Mexican Bonos 6.50%, 6/10/21	MXN	500,000	25,735
6.50%, 6/09/22	MXN	1,000,000	51,050
7.50%, 6/03/27	MXN	500,000	26,279

			103,064

Netherlands — 3.3%
Netherlands Government Bond 7.50%, 1/15/23, 144A	EUR	50,000	83,295
2.50%, 1/15/33, 144A	EUR	25,000	36,720
2.75%, 1/15/47, 144A	EUR	25,000	41,045

			161,060

New Zealand — 0.4%
New Zealand Government Bond 2.75%, 4/15/25	NZD	30,000	21,656

Norway — 0.9%
Norway Government Bond 3.75%, 5/25/21, 144A	NOK	300,000	41,114

Poland — 1.5%
Republic of Poland Government Bond 3.25%, 7/25/19	PLN	100,000	29,925
3.25%, 7/25/25	PLN	150,000	44,282

			74,207

Portugal — 1.5%
Portugal Obrigacoes do Tesouro OT 2.20%, 10/17/22, 144A	EUR	25,000	32,763

		Principal Amount	Value
Portugal (Continued)
2.875%, 10/15/25, 144A	EUR	15,000	$20,082
3.875%, 2/15/30, 144A	EUR	5,000	7,113
4.10%, 2/15/45, 144A	EUR	10,000	14,502

			74,460

Russia — 0.9%
Russian Federal Bond — OFZ 7.60%, 4/14/21	RUB	2,500,000	45,797

Singapore — 1.0%
Singapore Government Bond 2.75%, 7/01/23	SGD	60,000	46,809

Slovak Republic — 0.6%
Slovakia Government Bond 3.00%, 2/28/23	EUR	20,000	28,013

Slovenia — 0.4%
Slovenia Government Bond 1.25%, 3/22/27	EUR	15,000	18,403

South Korea — 3.9%
Korea International Bond 2.75%, 1/19/27		200,000	190,517

Spain — 4.2%
Spain Government Bond 4.00%, 4/30/20, 144A	EUR	25,000	33,247
0.75%, 7/30/21	EUR	25,000	31,223
5.90%, 7/30/26, 144A	EUR	45,000	75,412
1.95%, 7/30/30, 144A	EUR	5,000	6,224
4.20%, 1/31/37, 144A	EUR	35,000	56,177

			202,283

Sweden — 1.0%
Sweden Government Bond 2.50%, 5/12/25	SEK	350,000	48,496

Switzerland — 0.7%
Swiss Confederation Government Bond 1.50%, 7/24/25	CHF	10,000	11,929
4.00%, 1/06/49	CHF	10,000	20,519

			32,448

Thailand — 1.9%
Thailand Government Bond 2.125%, 12/17/26	THB	3,000,000	93,630

United Kingdom — 7.1%
United Kingdom Gilt 1.75%, 7/22/19	GBP	15,000	20,954
3.75%, 9/07/20	GBP	25,000	36,965
1.75%, 9/07/22	GBP	25,000	35,528
2.25%, 9/07/23	GBP	10,000	14,587
5.00%, 3/07/25	GBP	10,000	17,212
1.50%, 7/22/26	GBP	25,000	34,669
4.75%, 12/07/30	GBP	5,000	9,292
4.25%, 6/07/32	GBP	13,000	23,502
4.75%, 12/07/38	GBP	10,000	20,550
4.50%, 12/07/42	GBP	5,000	10,382

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2018 (Unaudited)

		Principal Amount	Value
United Kingdom (Continued)
4.25%, 12/07/46	GBP	57,000	$118,877

			342,518

TOTAL SOVEREIGN BONDS (Cost $4,478,481)			4,658,381

TOTAL INVESTMENTS — 96.0% (Cost $4,478,481)			$4,658,381
Other assets and liabilities, net — 4.0%			196,379

NET ASSETS — 100.0%			$4,854,760

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2018	AUD	300,260	USD	243,100	$9,886	$—
The Bank of Nova Scotia	3/5/2018	CAD	286,667	USD	233,741	10,317	—
The Bank of Nova Scotia	3/5/2018	CHF	49,776	USD	53,655	923	—
The Bank of Nova Scotia	3/5/2018	CZK	950,000	USD	46,877	1,249	—
The Bank of Nova Scotia	3/5/2018	DKK	432,000	USD	72,441	1,630	—
The Bank of Nova Scotia	3/5/2018	EUR	1,648,782	USD	2,057,523	45,168	—
The Bank of Nova Scotia	3/5/2018	GBP	261,565	USD	372,326	12,135	—
The Bank of Nova Scotia	3/5/2018	HUF	5,400,000	USD	21,736	739	—
The Bank of Nova Scotia	3/5/2018	ILS	157,500	USD	46,238	939	—
The Bank of Nova Scotia	3/5/2018	JPY	125,858,343	USD	1,154,701	—	(25,359)
The Bank of Nova Scotia	3/5/2018	MXN	2,037,489	USD	109,162	1,167	—
The Bank of Nova Scotia	3/5/2018	MYR	266,200	USD	68,195	246	—
The Bank of Nova Scotia	3/5/2018	NOK	342,000	USD	44,588	1,274	—
The Bank of Nova Scotia	3/5/2018	NZD	29,400	USD	21,750	548	—
The Bank of Nova Scotia	3/5/2018	PLN	258,800	USD	77,678	2,061	—
The Bank of Nova Scotia	3/5/2018	RUB	2,639,500	USD	46,720	—	(76)
The Bank of Nova Scotia	3/5/2018	SEK	417,550	USD	53,254	2,848	—
The Bank of Nova Scotia	3/5/2018	SGD	63,300	USD	48,376	590	—
The Bank of Nova Scotia	3/5/2018	THB	2,954,700	USD	94,384	242	—
The Bank of Nova Scotia	3/5/2018	USD	233,978	AUD	300,260	—	(764)
The Bank of Nova Scotia	3/5/2018	USD	223,723	CAD	286,667	—	(299)
The Bank of Nova Scotia	3/5/2018	USD	19,408	CHF	18,000	—	(339)
The Bank of Nova Scotia	3/5/2018	USD	33,624	CHF	31,776	39	—
The Bank of Nova Scotia	3/5/2018	USD	45,600	CZK	950,000	28	—
The Bank of Nova Scotia	3/5/2018	USD	70,764	DKK	432,000	47	—
The Bank of Nova Scotia	3/5/2018	USD	1,827,989	EUR	1,498,782	1,290	—
The Bank of Nova Scotia	3/5/2018	USD	187,220	EUR	150,000	—	(4,143)
The Bank of Nova Scotia	3/5/2018	USD	332,840	GBP	241,565	—	(191)
The Bank of Nova Scotia	3/5/2018	USD	28,474	GBP	20,000	—	(933)
The Bank of Nova Scotia	3/5/2018	USD	20,975	HUF	5,400,000	22	—
The Bank of Nova Scotia	3/5/2018	USD	45,330	ILS	157,500	—	(31)
The Bank of Nova Scotia	3/5/2018	USD	36,704	JPY	4,000,000	801	—
The Bank of Nova Scotia	3/5/2018	USD	1,142,012	JPY	121,858,343	544	—
The Bank of Nova Scotia	3/5/2018	USD	107,992	MXN	2,037,489	3	—
The Bank of Nova Scotia	3/5/2018	USD	67,960	MYR	266,200	—	(11)
The Bank of Nova Scotia	3/5/2018	USD	43,362	NOK	342,000	—	(48)

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2018	USD	21,234	NZD	29,400	$—	$(32)
The Bank of Nova Scotia	3/5/2018	USD	75,523	PLN	258,800	93	—
The Bank of Nova Scotia	3/5/2018	USD	46,885	RUB	2,639,500	—	(89)
The Bank of Nova Scotia	3/5/2018	USD	50,395	SEK	417,550	11	—
The Bank of Nova Scotia	3/5/2018	USD	47,851	SGD	63,300	—	(65)
The Bank of Nova Scotia	3/5/2018	USD	93,885	THB	2,954,700	257	—
The Bank of Nova Scotia	4/5/2018	AUD	300,260	USD	233,979	754	—
The Bank of Nova Scotia	4/5/2018	CAD	286,667	USD	223,862	298	—
The Bank of Nova Scotia	4/5/2018	CHF	31,776	USD	33,719	—	(42)
The Bank of Nova Scotia	4/5/2018	CZK	950,000	USD	45,676	—	(41)
The Bank of Nova Scotia	4/5/2018	DKK	432,000	USD	70,936	—	(57)
The Bank of Nova Scotia	4/5/2018	EUR	33,000	USD	40,356	—	(22)
The Bank of Nova Scotia	4/5/2018	EUR	1,498,782	USD	1,832,426	—	(1,428)
The Bank of Nova Scotia	4/5/2018	GBP	9,000	USD	12,421	9	—
The Bank of Nova Scotia	4/5/2018	GBP	241,565	USD	333,345	189	—
The Bank of Nova Scotia	4/5/2018	HUF	5,400,000	USD	21,015	—	(26)
The Bank of Nova Scotia	4/5/2018	ILS	157,500	USD	45,394	21	—
The Bank of Nova Scotia	4/5/2018	JPY	121,858,343	USD	1,144,640	—	(548)
The Bank of Nova Scotia	4/5/2018	JPY	600,000	USD	5,637	—	(2)
The Bank of Nova Scotia	4/5/2018	MXN	2,037,489	USD	107,437	—	(2)
The Bank of Nova Scotia	4/5/2018	MYR	266,200	USD	67,804	—	(80)
The Bank of Nova Scotia	4/5/2018	NOK	342,000	USD	43,407	46	—
The Bank of Nova Scotia	4/5/2018	NZD	29,400	USD	21,227	30	—
The Bank of Nova Scotia	4/5/2018	PLN	258,800	USD	75,571	—	(96)
The Bank of Nova Scotia	4/5/2018	RUB	2,639,500	USD	46,712	92	—
The Bank of Nova Scotia	4/5/2018	SEK	417,550	USD	50,517	—	(18)
The Bank of Nova Scotia	4/5/2018	SGD	63,300	USD	47,869	61	—
The Bank of Nova Scotia	4/5/2018	THB	2,954,700	USD	93,922	—	(305)
The Bank of Nova Scotia	4/5/2018	USD	32,801	CAD	42,000	—	(47)

Total unrealized appreciation (depreciation)						$96,597	$(35,094)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$4,658,381	$—	$4,658,381
Derivatives (b)
Forward Foreign Currency Contracts	—	96,597	—	96,597

TOTAL	$—	$4,754,978	$—	$4,754,978

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(35,094)	$—	$(35,094)

TOTAL	$—	$(35,094)	$—	$(35,094)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.2%
Basic Materials — 5.0%
Chemicals — 2.4%
Chemours Co. 6.625%, 5/15/23	$810,000	$855,562
5.375%, 5/15/27	150,000	150,750
Hexion, Inc. 6.625%, 4/15/20	350,000	327,250
10.375%, 2/01/22, 144A	200,000	196,000
INEOS Group Holdings SA, 144A 5.625%, 8/01/24	20,000	20,375
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	50,000	51,062
5.25%, 6/01/27, 144A	750,000	735,000
Olin Corp. 5.00%, 2/01/30	200,000	193,250
Platform Specialty Products Corp. 6.50%, 2/01/22, 144A	300,000	308,625
5.875%, 12/01/25, 144A	250,000	249,063
SPCM SA, 144A 4.875%, 9/15/25	250,000	247,500

		3,334,437

Iron/Steel — 0.7%
AK Steel Corp. 7.00%, 3/15/27 (a)	150,000	153,282
Allegheny Technologies, Inc. 5.95%, 1/15/21	100,000	102,375
7.875%, 8/15/23 (a)	155,000	168,756
Cleveland-Cliffs, Inc., 144A 5.75%, 3/01/25	342,000	333,236
United States Steel Corp. 6.875%, 8/15/25	246,000	259,530

		1,017,179

Mining — 1.9%
Alcoa Nederland Holding BV, 144A 7.00%, 9/30/26	150,000	162,750
Aleris International, Inc. 7.875%, 11/01/20	150,000	149,337
Constellium NV, 144A 5.75%, 5/15/24	500,000	506,250
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	300,000	300,900
5.125%, 5/15/24, 144A (a)	150,000	150,141
Freeport-McMoRan, Inc. 3.875%, 3/15/23	530,000	515,425
4.55%, 11/14/24 (a)	270,000	265,275
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	30,000	32,775
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	247,000	275,615
Kinross Gold Corp. 5.95%, 3/15/24	200,000	215,040

		2,573,508

	Principal Amount	Value
Communications — 26.5%
Advertising — 0.2%
Acosta, Inc., 144A 7.75%, 10/01/22	$315,000	$226,800

Internet — 1.1%
Netflix, Inc., 144A 4.875%, 4/15/28	400,000	393,500
Symantec Corp., 144A 5.00%, 4/15/25	400,000	406,830
Zayo Group LLC / Zayo Capital, Inc. 6.375%, 5/15/25	324,000	339,834
5.75%, 1/15/27, 144A	385,000	387,888

		1,528,052

Media — 14.1%
Altice Financing SA 6.625%, 2/15/23, 144A	600,000	600,750
7.50%, 5/15/26, 144A	700,000	707,000
Altice Finco SA, 144A 8.125%, 1/15/24	100,000	102,750
Altice Luxembourg SA 7.75%, 5/15/22, 144A	620,000	580,475
7.625%, 2/15/25, 144A (a)	520,000	459,550
Altice US Finance I Corp., 144A 5.50%, 5/15/26	300,000	297,750
AMC Networks, Inc. 4.75%, 8/01/25	80,000	77,700
Cablevision Systems Corp. 5.875%, 9/15/22	250,000	250,625
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 5/01/25, 144A	500,000	503,125
5.50%, 5/01/26, 144A	750,000	751,875
5.125%, 5/01/27, 144A	1,050,000	1,013,691
5.875%, 5/01/27, 144A	50,000	50,937
5.00%, 2/01/28, 144A	500,000	474,525
Cengage Learning, Inc., 144A 9.50%, 6/15/24	175,000	149,625
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144A 7.75%, 7/15/25	250,000	267,500
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	927,000	929,317
Series B, 6.50%, 11/15/22	450,000	463,500
CSC Holdings LLC 5.25%, 6/01/24	250,000	241,250
10.875%, 10/15/25, 144A	230,000	271,975
5.50%, 4/15/27, 144A	300,000	296,250
5.375%, 2/01/28, 144A	200,000	196,000
DISH DBS Corp. 5.875%, 7/15/22	690,000	675,337
5.00%, 3/15/23	350,000	322,875
5.875%, 11/15/24	550,000	517,688
7.75%, 7/01/26	500,000	494,375
Gray Television, Inc. 5.125%, 10/15/24, 144A	30,000	29,475
5.875%, 7/15/26, 144A	300,000	298,125

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Media (Continued)
iHeartCommunications, Inc. 9.00%, 12/15/19	$100,000	$80,000
11.25%, 3/01/21	1,000,000	805,000
9.00%, 9/15/22	80,000	64,000
10.625%, 3/15/23	450,000	360,000
Meredith Corp., 144A 6.875%, 2/01/26	400,000	413,500
Nexstar Broadcasting, Inc., 144A 5.625%, 8/01/24	500,000	504,685
SFR Group SA 6.00%, 5/15/22, 144A	2,000,000	1,945,000
6.25%, 5/15/24, 144A	50,000	46,750
7.375%, 5/01/26, 144A	1,250,000	1,211,313
Sinclair Television Group, Inc., 144A 5.125%, 2/15/27	300,000	289,875
Sirius XM Radio, Inc., 144A 5.00%, 8/01/27	450,000	439,875
Univision Communications, Inc. 5.125%, 5/15/23, 144A	350,000	332,500
5.125%, 2/15/25, 144A	485,000	449,231
UPC Holding BV, 144A 5.50%, 1/15/28	550,000	518,375
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	400,000	397,500
Ziggo Bond Finance BV, 144A 6.00%, 1/15/27	100,000	95,000
Ziggo Secured Finance BV, 144A 5.50%, 1/15/27	550,000	528,688

		19,505,337

Telecommunications — 11.1%
CenturyLink, Inc. Series V, 5.625%, 4/01/20	50,000	50,935
Series T, 5.80%, 3/15/22	600,000	594,750
Series Y, 7.50%, 4/01/24 (a)	506,000	509,795
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	200,000	190,500
CommScope Technologies LLC, 144A 5.00%, 3/15/27	150,000	146,719
CommScope, Inc., 144A 5.50%, 6/15/24	850,000	869,125
Consolidated Communications, Inc. 6.50%, 10/01/22	160,000	140,800
Frontier Communications Corp. 9.25%, 7/01/21 (a)	50,000	46,489
6.25%, 9/15/21 (a)	400,000	342,500
8.75%, 4/15/22	200,000	158,500
10.50%, 9/15/22 (a)	500,000	428,750
7.125%, 1/15/23	200,000	134,250
7.625%, 4/15/24	250,000	160,000
6.875%, 1/15/25	175,000	107,625
11.00%, 9/15/25	1,070,000	843,962
GTT Communications, Inc., 144A 7.875%, 12/31/24	150,000	156,281
Hughes Satellite Systems Corp. 6.625%, 8/01/26	450,000	461,385

	Principal Amount	Value
Telecommunications (Continued)
Inmarsat Finance PLC, 144A 6.50%, 10/01/24	$100,000	$102,000
Intelsat Jackson Holdings SA 7.25%, 10/15/20	600,000	561,750
7.50%, 4/01/21	175,000	159,797
9.50%, 9/30/22, 144A	250,000	287,500
5.50%, 8/01/23	50,000	41,438
8.00%, 2/15/24, 144A	350,000	368,375
9.75%, 7/15/25, 144A	750,000	713,438
Intelsat Luxembourg SA 7.75%, 6/01/21	592,000	340,400
8.125%, 6/01/23	250,000	133,125
Level 3 Financing, Inc. 5.375%, 1/15/24	330,000	329,175
5.25%, 3/15/26	447,000	431,351
Level 3 Parent LLC 5.75%, 12/01/22	500,000	506,250
Nokia OYJ 4.375%, 6/12/27	150,000	144,375
Sprint Communications, Inc. 11.50%, 11/15/21	870,000	1,030,950
6.00%, 11/15/22	215,000	212,850
Sprint Corp. 7.25%, 9/15/21	400,000	419,000
7.875%, 9/15/23	1,100,000	1,141,250
7.125%, 6/15/24	1,100,000	1,095,160
7.625%, 2/15/25	100,000	100,250
7.625%, 3/01/26	400,000	399,540
Wind Tre SpA, 144A 5.00%, 1/20/26	500,000	434,230
Windstream Services LLC / Windstream Finance Corp. 7.75%, 10/15/20	475,000	410,875
6.375%, 8/01/23, 144A (a)	145,000	81,925
6.375%, 8/01/23	30,000	17,700
8.625%, 10/31/25, 144A	345,000	324,300
WTT Investment Ltd., 144A 5.50%, 11/21/22	200,000	199,395

		15,328,765

Consumer, Cyclical — 12.7%
Apparel — 0.3%
Hanesbrands, Inc., 144A 4.875%, 5/15/26	350,000	345,625

Auto Manufacturers — 0.9%
Jaguar Land Rover Automotive PLC, 144A 5.625%, 2/01/23 (a)	250,000	256,562
Navistar International Corp., 144A 6.625%, 11/01/25	500,000	516,250
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	500,000	476,400

		1,249,212

Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	500,000	490,000

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Auto Parts & Equipment (Continued)
American Axle & Manufacturing, Inc. 6.25%, 4/01/25 (a)	$150,000	$155,344
6.50%, 4/01/27 (a)	170,000	176,162
Goodyear Tire & Rubber Co. 5.00%, 5/31/26	50,000	50,188
4.875%, 3/15/27	450,000	444,375

		1,316,069

Distribution/Wholesale — 0.4%
American Tire Distributors, Inc., 144A 10.25%, 3/01/22	250,000	261,592
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	300,000	303,000

		564,592

Entertainment — 2.2%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25 (a)	200,000	195,250
5.875%, 11/15/26 (a)	230,000	222,812
6.125%, 5/15/27	150,000	146,625
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	300,000	294,000
Cinemark USA, Inc. 4.875%, 6/01/23	370,000	369,538
Eldorado Resorts, Inc. 6.00%, 4/01/25	424,000	438,840
International Game Technology PLC, 144A 6.50%, 2/15/25	450,000	484,875
Scientific Games International, Inc. 10.00%, 12/01/22	550,000	598,813
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	290,000	290,026

		3,040,779

Food Service — 0.2%
Aramark Services, Inc., 144A 5.00%, 2/01/28	300,000	299,625

Home Builders — 1.1%
CalAtlantic Group, Inc. 5.25%, 6/01/26	100,000	103,125
K Hovnanian Enterprises, Inc., 144A 10.50%, 7/15/24	250,000	274,844
Lennar Corp., 144A 4.75%, 11/29/27	250,000	243,125
PulteGroup, Inc. 5.50%, 3/01/26	453,000	462,060
5.00%, 1/15/27	70,000	69,825
Toll Brothers Finance Corp. 4.875%, 3/15/27	300,000	299,250
4.35%, 2/15/28	100,000	95,000

		1,547,229

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.50%, 6/15/26	350,000	344,750

	Principal Amount	Value
Leisure Time — 0.5%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22	$100,000	$100,000
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	70,000	70,875
5.25%, 11/15/23, 144A	430,000	435,375
Viking Cruises Ltd., 144A 5.875%, 9/15/27	20,000	19,550

		625,800

Lodging — 1.7%
Boyd Gaming Corp. 6.375%, 4/01/26	175,000	184,406
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A (a)	20,000	21,675
10.75%, 9/01/24, 144A	300,000	326,625
MGM Resorts International 4.625%, 9/01/26	350,000	343,871
Station Casinos LLC, 144A 5.00%, 10/01/25	50,000	48,875
Studio City Co. Ltd., 144A 7.25%, 11/30/21	400,000	421,500
Studio City Finance Ltd., 144A 8.50%, 12/01/20	250,000	256,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 3/01/25, 144A	300,000	304,875
5.25%, 5/15/27, 144A	450,000	442,688

		2,350,765

Retail — 4.0%
1011778 BC ULC / New Red Finance, Inc., 144A 5.00%, 10/15/25	750,000	734,531
Beacon Escrow Corp., 144A 4.875%, 11/01/25	430,000	421,529
Claire’s Stores, Inc., 144A 9.00%, 3/15/19	300,000	205,500
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21	500,000	475,000
6.75%, 6/15/23 (a)	100,000	91,500
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	320,000	328,800
8.75%, 10/01/25, 144A	280,000	295,400
JC Penney Corp., Inc. 5.65%, 6/01/20	200,000	199,750
5.875%, 7/01/23, 144A (a)	150,000	144,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.75%, 6/01/27	194,000	190,120
L Brands, Inc. 5.25%, 2/01/28	150,000	144,563
Men’s Wearhouse, Inc. 7.00%, 7/01/22	50,000	50,000
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21	330,000	201,300
PetSmart, Inc. 7.125%, 3/15/23, 144A	800,000	513,920
5.875%, 6/01/25, 144A	275,000	215,875

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Retail (Continued)
8.875%, 6/01/25, 144A	$50,000	$32,125
Rite Aid Corp. 6.75%, 6/15/21	308,000	315,269
6.125%, 4/01/23, 144A	468,000	472,095
Sears Holdings Corp. 8.00%, 12/15/19	175,000	71,750
Staples, Inc., 144A 8.50%, 9/15/25 (a)	300,000	288,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	150,000	147,000

		5,538,777

Toys/Games/Hobbies — 0.2%
Mattel, Inc., 144A 6.75%, 12/31/25	300,000	306,000

Consumer, Non-cyclical — 16.9%
Agriculture — 0.2%
Vector Group Ltd., 144A 6.125%, 2/01/25	250,000	255,938

Commercial Services — 4.1%
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	130,000	126,750
APX Group, Inc. 8.75%, 12/01/20	500,000	505,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 6/01/22, 144A	315,000	315,394
5.50%, 4/01/23 (a)	300,000	298,875
Herc Rentals, Inc., 144A 7.75%, 6/01/24	200,000	218,940
Hertz Corp. 5.875%, 10/15/20	425,000	425,531
7.375%, 1/15/21	650,000	650,000
7.625%, 6/01/22, 144A	100,000	103,000
6.25%, 10/15/22	70,000	66,653
5.50%, 10/15/24, 144A	25,000	21,812
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	400,000	403,000
Laureate Education, Inc., 144A 8.25%, 5/01/25	50,000	53,375
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	170,000	169,362
Monitronics International, Inc. 9.125%, 4/01/20	100,000	87,500
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	730,000	796,613
RR Donnelley & Sons Co. 7.875%, 3/15/21 (a)	50,000	52,813
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	500,000	493,750
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	333,000	306,360

	Principal Amount	Value
Commercial Services (Continued)
United Rentals North America, Inc. 4.875%, 1/15/28	$600,000	$586,500

		5,681,228

Cosmetics/Personal Care — 0.7%
Avon Products, Inc. 6.60%, 3/15/20	400,000	404,000
First Quality Finance Co., Inc., 144A 5.00%, 7/01/25	400,000	393,000
Revlon Consumer Products Corp. 5.75%, 2/15/21	150,000	121,875
6.25%, 8/01/24	100,000	69,250

		988,125

Food — 1.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625%, 6/15/24	295,000	273,244
5.75%, 3/15/25	300,000	264,000
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	250,000	249,375
5.875%, 9/30/27, 144A	230,000	224,204
Post Holdings, Inc. 5.50%, 3/01/25, 144A	500,000	504,375
5.00%, 8/15/26, 144A	700,000	666,750
5.75%, 3/01/27, 144A	250,000	247,500
5.625%, 1/15/28, 144A	80,000	78,000
SUPERVALU, Inc. 6.75%, 6/01/21 (a)	150,000	148,875

		2,656,323

Healthcare-Products — 1.9%
Avantor, Inc. 6.00%, 10/01/24, 144A	180,000	180,449
9.00%, 10/01/25, 144A	600,000	603,000
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	350,000	341,250
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 7.875%, 2/15/21	230,000	238,338
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	158,000	124,820
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/01/22, 144A	370,000	329,300
5.625%, 10/15/23, 144A (a)	250,000	208,125
5.50%, 4/15/25, 144A (a)	200,000	159,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	450,000	448,875

		2,633,157

Healthcare-Services — 4.6%
CHS/Community Health Systems, Inc. 8.00%, 11/15/19 (a)	1,000,000	942,385
6.875%, 2/01/22 (a)	790,000	519,425
6.25%, 3/31/23	980,000	896,700

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Envision Healthcare Corp., 144A 5.125%, 7/01/22	$250,000	$253,125
Kindred Healthcare, Inc. 6.375%, 4/15/22	200,000	203,500
8.75%, 1/15/23	241,000	259,075
LifePoint Health, Inc. 5.875%, 12/01/23 (a)	200,000	200,250
5.375%, 5/01/24	210,000	206,062
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	450,000	474,750
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21	250,000	260,625
Tenet Healthcare Corp. 7.50%, 1/01/22, 144A	520,000	550,550
8.125%, 4/01/22	850,000	899,938
6.75%, 6/15/23	100,000	100,375
5.125%, 5/01/25, 144A	150,000	146,062
7.00%, 8/01/25, 144A (a)	450,000	450,563

		6,363,385

Pharmaceuticals — 3.5%
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	500,000	377,500
6.00%, 2/01/25, 144A	320,000	231,200
Endo Finance LLC, 144A 5.75%, 1/15/22	300,000	246,750
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	150,000	112,875
Valeant Pharmaceuticals International, 144A 7.25%, 7/15/22	300,000	293,625
Valeant Pharmaceuticals International, Inc. 5.375%, 3/15/20, 144A	400,000	400,500
7.50%, 7/15/21, 144A	450,000	453,937
5.625%, 12/01/21, 144A	200,000	189,750
5.50%, 3/01/23, 144A	300,000	267,000
5.875%, 5/15/23, 144A	250,000	223,125
6.125%, 4/15/25, 144A	835,000	735,844
5.50%, 11/01/25, 144A	400,000	397,250
9.00%, 12/15/25, 144A	805,000	812,044

		4,741,400

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/01/24	150,000	141,750

Energy — 10.9%
Coal — 0.3%
Murray Energy Corp., 144A 11.25%, 4/15/21	350,000	155,750
Peabody Energy Corp., 144A 6.375%, 3/31/25 (a)	170,000	177,863

		333,613

	Principal Amount	Value
Oil & Gas — 9.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	$350,000	$374,500
Baytex Energy Corp., 144A 5.125%, 6/01/21	250,000	236,250
California Resources Corp., 144A 8.00%, 12/15/22	550,000	437,937
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	660,000	646,800
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	425,000	428,187
Chesapeake Energy Corp. 8.00%, 1/15/25, 144A	184,000	182,160
8.00%, 6/15/27, 144A (a)	600,000	576,750
Citgo Holding, Inc., 144A 10.75%, 2/15/20	225,000	242,437
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	100,000	100,625
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	250,000	245,625
Denbury Resources, Inc., 144A 9.00%, 5/15/21	155,000	159,262
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	150,000	152,812
Endeavor Energy Resources LP / EER Finance, Inc., 144A 5.75%, 1/30/28	105,000	105,394
Ensco PLC 4.50%, 10/01/24 (a)	346,000	283,720
5.20%, 3/15/25 (a)	300,000	250,500
EP Energy LLC / Everest Acquisition Finance, Inc. 6.375%, 6/15/23	580,000	316,100
8.00%, 11/29/24, 144A	50,000	51,750
8.00%, 2/15/25, 144A	55,000	38,087
Extraction Oil & Gas, Inc., 144A 5.625%, 2/01/26	300,000	294,375
Gulfport Energy Corp. 6.00%, 10/15/24	500,000	493,750
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/01/24, 144A	150,000	151,500
5.75%, 10/01/25, 144A	200,000	204,500
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22	100,000	65,250
9.25%, 3/15/23, 144A	150,000	147,750
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	300,000	143,250
MEG Energy Corp. 6.375%, 1/30/23, 144A	250,000	215,625
7.00%, 3/31/24, 144A	390,000	334,425
6.50%, 1/15/25, 144A	30,000	29,550
Murphy Oil Corp. 6.875%, 8/15/24	150,000	158,082

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Nabors Industries, Inc. 4.625%, 9/15/21 (a)	$400,000	$392,000
5.75%, 2/01/25, 144A (a)	300,000	286,688
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	197,000	180,994
7.70%, 4/01/25	50,000	45,000
7.875%, 2/01/26, 144A (a)	175,000	176,094
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	20,000	20,750
PDC Energy, Inc., 144A 5.75%, 5/15/26	175,000	172,979
Precision Drilling Corp., 144A 7.125%, 1/15/26	200,000	202,250
QEP Resources, Inc. 5.625%, 3/01/26	125,000	123,438
Rowan Cos., Inc. 4.875%, 6/01/22	400,000	378,000
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A	300,000	235,500
7.375%, 11/01/21, 144A	50,000	39,250
Sanchez Energy Corp. 7.75%, 6/15/21	650,000	624,000
SM Energy Co. 6.125%, 11/15/22	200,000	203,000
5.00%, 1/15/24	100,000	94,500
5.625%, 6/01/25 (a)	275,000	264,172
6.75%, 9/15/26 (a)	50,000	50,500
Southwestern Energy Co. 6.70%, 1/23/25	460,000	453,100
7.75%, 10/01/27 (a)	150,000	153,750
Transocean, Inc. 9.00%, 7/15/23, 144A	50,000	54,188
7.50%, 1/15/26, 144A	550,000	555,500
Ultra Resources, Inc., 144A 7.125%, 4/15/25 (a)	230,000	206,713
Whiting Petroleum Corp., 144A 6.625%, 1/15/26	400,000	408,500
WPX Energy, Inc. 5.25%, 9/15/24	300,000	301,500

		12,689,319

Oil & Gas Services — 1.1%
Bristow Group, Inc. 6.25%, 10/15/22 (a)	260,000	223,600
SESI LLC 7.125%, 12/15/21	300,000	306,375
7.75%, 9/15/24, 144A	100,000	104,250
Weatherford International Ltd. 7.75%, 6/15/21 (a)	274,000	274,000
4.50%, 4/15/22 (a)	200,000	177,000
8.25%, 6/15/23 (a)	300,000	291,750
9.875%, 2/15/24	150,000	149,250

		1,526,225

	Principal Amount	Value
Pipelines — 0.3%
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/01/25	$250,000	$250,625
6.25%, 5/15/26	170,000	164,900

		415,525

Financial — 8.6%
Banks — 0.2%
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	250,000	249,789
5.71%, 1/15/26, 144A	70,000	71,580

		321,369

Diversified Financial Services — 4.2%
Ally Financial, Inc. 5.75%, 11/20/25	750,000	784,687
Intelsat Connect Finance SA, 144A 12.50%, 4/01/22 (a)	250,000	202,187
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	150,000	152,552
6.875%, 4/15/22, 144A	500,000	502,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 10/01/25	250,000	243,750
LPL Holdings, Inc., 144A 5.75%, 9/15/25	400,000	406,000
Navient Corp. 5.875%, 3/25/21	200,000	206,750
6.50%, 6/15/22	250,000	260,937
5.50%, 1/25/23	650,000	645,938
7.25%, 9/25/23	500,000	533,750
Series MTN, 6.125%, 3/25/24	100,000	101,500
5.875%, 10/25/24	100,000	99,500
Quicken Loans, Inc. 5.75%, 5/01/25, 144A	445,000	450,563
5.25%, 1/15/28, 144A	230,000	222,525
Springleaf Finance Corp. 8.25%, 12/15/20	375,000	409,688
6.125%, 5/15/22	250,000	257,500
5.625%, 3/15/23	281,000	278,541

		5,758,868

Insurance — 0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/01/23	150,000	156,375
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	130,000	134,875
AssuredPartners, Inc., 144A 7.00%, 8/15/25	50,000	51,250
Genworth Holdings, Inc. 7.625%, 9/24/21 (a)	550,000	542,300
4.80%, 2/15/24	25,000	21,500

		906,300

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Real Estate — 0.6%
Howard Hughes Corp., 144A 5.375%, 3/15/25	$300,000	$296,625
Hunt Cos., Inc., 144A 6.25%, 2/15/26	200,000	196,250
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 4.875%, 6/01/23	375,000	364,687

		857,562

Real Estate Investment Trusts — 2.2%
CBL & Associates LP 5.25%, 12/01/23	100,000	85,112
5.95%, 12/15/26	200,000	170,501
Equinix, Inc. 5.375%, 5/15/27	250,000	255,625
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	410,000	410,000
Iron Mountain, Inc. 5.75%, 8/15/24	130,000	130,000
4.875%, 9/15/27, 144A	420,000	397,950
iStar, Inc. 5.25%, 9/15/22	300,000	295,500
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/01/26	515,000	514,356
5.00%, 10/15/27	54,000	52,893
Starwood Property Trust, Inc., 144A 4.75%, 3/15/25	50,000	48,625
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24 (a)	30,000	27,038
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	100,000	97,000
8.25%, 10/15/23	494,000	463,125
VICI Properties 1 LLC / VICI FC, Inc. 8.00%, 10/15/23	42,100	46,836

		2,994,561

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/01/22	100,000	100,375
6.25%, 2/01/22	650,000	661,375
6.75%, 2/01/24	250,000	255,937

		1,017,687

Industrial — 7.8%
Aerospace/Defense — 0.8%
StandardAero Aviation Holdings, Inc., 144A 10.00%, 7/15/23	200,000	218,000
TransDigm, Inc. 6.50%, 5/15/25	500,000	513,750
6.375%, 6/15/26	381,000	390,525

		1,122,275

	Principal Amount	Value
Building Materials — 1.1%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	$300,000	$306,375
Griffon Corp. 5.25%, 3/01/22	205,000	206,281
Jeld-Wen, Inc. 4.625%, 12/15/25, 144A	100,000	98,000
4.875%, 12/15/27, 144A	100,000	97,250
Standard Industries, Inc. 6.00%, 10/15/25, 144A	340,000	360,825
5.00%, 2/15/27, 144A	140,000	139,125
Standard Industries, Inc./NJ, 144A 4.75%, 1/15/28	210,000	202,650
USG Corp., 144A 4.875%, 6/01/27	75,000	74,063

		1,484,569

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 144A 5.50%, 6/15/25	250,000	250,625

Electronics — 0.1%
Itron, Inc., 144A 5.00%, 1/15/26	150,000	149,625

Engineering & Construction — 0.5%
AECOM 5.125%, 3/15/27	350,000	339,832
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	341,000	353,788

		693,620

Environmental Control — 0.2%
Covanta Holding Corp. 5.875%, 3/01/24	150,000	150,750
5.875%, 7/01/25	150,000	149,625

		300,375

Machinery-Construction & Mining — 0.4%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A 9.25%, 3/15/24	300,000	325,125
Vertiv Group Corp., 144A 9.25%, 10/15/24	250,000	265,000

		590,125

Metal Fabricate/Hardware — 0.4%
Novelis Corp., 144A 5.875%, 9/30/26	570,000	575,700

Miscellaneous Manufacturing — 1.4%
Bombardier, Inc. 8.75%, 12/01/21, 144A	400,000	440,500
6.125%, 1/15/23, 144A	800,000	806,000
7.50%, 12/01/24, 144A	560,000	583,100
7.50%, 3/15/25, 144A	100,000	103,125

		1,932,725

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Packaging & Containers — 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, 5/15/24, 144A	$150,000	$161,250
6.00%, 2/15/25, 144A	650,000	667,875
Berry Global, Inc., 144A 4.50%, 2/15/26	250,000	243,750
BWAY Holding Co. 5.50%, 4/15/24, 144A	530,000	543,250
7.25%, 4/15/25, 144A	250,000	258,750
Coveris Holdings SA, 144A 7.875%, 11/01/19	200,000	199,420
Flex Acquisition Co., Inc., 144A 6.875%, 1/15/25	190,000	192,731
Multi-Color Corp., 144A 4.875%, 11/01/25	150,000	144,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A 7.00%, 7/15/24	250,000	263,750

		2,675,151

Trucking & Leasing — 0.8%
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	500,000	502,500
4.50%, 3/15/23, 144A	120,000	116,100
5.50%, 2/15/24, 144A	400,000	403,000

		1,021,600

Technology — 5.7%
Computers — 1.9%
Dell International LLC / EMC Corp., 144A 7.125%, 6/15/24	548,000	589,966
EMC Corp. 3.375%, 6/01/23	200,000	184,402
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	270,000	270,337
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A	250,000	259,375
8.375%, 8/15/22, 144A	300,000	311,250
NCR Corp. 5.00%, 7/15/22	300,000	302,250
Riverbed Technology, Inc., 144A 8.875%, 3/01/23	100,000	94,125
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	125,000	78,437
West Corp., 144A 8.50%, 10/15/25	200,000	195,000
Western Digital Corp. 4.75%, 2/15/26	300,000	302,813

		2,587,955

Office/Business Equipment — 0.2%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/25	350,000	354,375

	Principal Amount	Value
Semiconductors — 0.2%
Sensata Technologies BV, 144A 5.00%, 10/01/25	$220,000	$222,750
STATS ChipPAC Pte Ltd., 144A 8.50%, 11/24/20	100,000	107,375

		330,125

Software — 3.4%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	500,000	504,375
CDK Global, Inc. 5.00%, 10/15/24	180,000	182,700
4.875%, 6/01/27, 144A	200,000	198,940
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	370,000	371,387
Infor US, Inc. 6.50%, 5/15/22	706,000	725,415
Informatica LLC, 144A 7.125%, 7/15/23	150,000	153,675
Nuance Communications, Inc. 5.625%, 12/15/26	300,000	305,250
Open Text Corp., 144A 5.875%, 6/01/26	430,000	448,275
Quintiles IMS, Inc., 144A 5.00%, 10/15/26	400,000	402,700
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24	390,000	407,125
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	500,000	563,900
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/01/24	400,000	384,000

		4,647,742

Utilities — 3.0%
Electric — 2.8%
Calpine Corp. 5.375%, 1/15/23	300,000	293,625
5.50%, 2/01/24	100,000	94,000
5.75%, 1/15/25	350,000	329,000
5.25%, 6/01/26, 144A	360,000	350,550
Dynegy, Inc. 7.625%, 11/01/24	350,000	378,000
8.00%, 1/15/25, 144A (a)	700,000	763,875
InterGen NV, 144A 7.00%, 6/30/23	300,000	300,000
NRG Energy, Inc. 7.25%, 5/15/26	300,000	321,720
6.625%, 1/15/27	300,000	311,250
5.75%, 1/15/28, 144A	206,000	203,899
Talen Energy Supply LLC 9.50%, 7/15/22, 144A	100,000	100,500
10.50%, 1/15/26, 144A	400,000	376,000

		3,822,419

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.75%, 5/20/27	$180,000	$179,100
NGL Energy Partners LP / NGL Energy Finance Corp. 6.125%, 3/01/25	100,000	96,500

		275,600

TOTAL CORPORATE BONDS (Cost $136,302,155)		134,140,242

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 7.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c) (Cost $10,200,239)	10,200,239	$10,200,239

TOTAL INVESTMENTS — 104.6% (Cost $146,502,394)		$144,340,481
Other assets and liabilities, net — (4.6%)		(6,338,129)

NET ASSETS — 100.0%		$138,002,352

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 1/11/2018 Commence- ment of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 7.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
—	10,200,239	—	—	—	15,400	—	10,200,239	10,200,239

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $9,726,602, which is 7.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(d)	$—	$134,140,242	$—	$134,140,242
Short-Term Investments	10,200,239	—	—	10,200,239

TOTAL	$10,200,239	$134,140,242	$—	$144,340,481

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 95.5%
Basic Materials — 5.3%
Chemicals — 1.9%
Ashland LLC 4.75%, 8/15/22	$150,000	$153,750
Blue Cube Spinco, Inc. 9.75%, 10/15/23	525,000	611,625
10.00%, 10/15/25	525,000	628,687
CF Industries, Inc. 7.125%, 5/01/20	175,000	187,031
3.45%, 6/01/23	250,000	243,125
PolyOne Corp. 5.25%, 3/15/23	125,000	126,563
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	500,000	518,750

		2,469,531

Iron/Steel — 1.5%
ArcelorMittal 6.50%, 2/25/22	1,100,000	1,201,750
Steel Dynamics, Inc. 5.125%, 10/01/21	300,000	304,500
5.25%, 4/15/23	410,000	420,250

		1,926,500

Mining — 1.9%
Alcoa Nederland Holding BV, 144A 6.75%, 9/30/24	40,000	43,100
Freeport-McMoRan, Inc. 3.10%, 3/15/20	400,000	397,500
4.00%, 11/14/21	250,000	250,000
6.875%, 2/15/23	500,000	541,250
Kinross Gold Corp. 5.125%, 9/01/21	300,000	311,250
5.95%, 3/15/24	150,000	161,280
Teck Resources Ltd. 4.75%, 1/15/22	200,000	204,000
8.50%, 6/01/24, 144A (a)	600,000	669,000

		2,577,380

Communications — 18.4%
Advertising — 0.8%
Lamar Media Corp. 5.00%, 5/01/23	250,000	256,250
5.375%, 1/15/24	100,000	103,589
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	581,000	595,525
5.625%, 2/15/24	75,000	76,125

		1,031,489

Internet — 1.9%
Match Group, Inc., 144A 5.00%, 12/15/27	306,000	309,136
Netflix, Inc. 5.375%, 2/01/21	40,000	41,750
5.50%, 2/15/22	150,000	156,750
5.75%, 3/01/24	500,000	526,875
4.375%, 11/15/26	225,000	217,125

	Principal Amount	Value
Internet (Continued)
Symantec Corp. 4.20%, 9/15/20	$150,000	$153,216
3.95%, 6/15/22	125,000	125,374
VeriSign, Inc. 4.625%, 5/01/23	20,000	20,250
5.25%, 4/01/25	150,000	154,875
4.75%, 7/15/27	325,000	318,500
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	500,000	521,875

		2,545,726

Media — 8.1%
Altice US Finance I Corp., 144A 5.375%, 7/15/23	200,000	203,750
AMC Networks, Inc. 5.00%, 4/01/24	350,000	351,750
Cablevision Systems Corp. 8.00%, 4/15/20	350,000	372,820
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	500,000	510,000
4.00%, 3/01/23, 144A	30,000	29,287
5.125%, 5/01/23, 144A	900,000	919,125
5.75%, 9/01/23	380,000	388,550
5.875%, 4/01/24, 144A	500,000	517,700
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21, 144A	500,000	500,625
5.125%, 12/15/21, 144A	150,000	149,861
CSC Holdings LLC 6.75%, 11/15/21	393,000	414,369
6.625%, 10/15/25, 144A	290,000	305,225
DISH DBS Corp. 7.875%, 9/01/19	350,000	370,125
5.125%, 5/01/20	500,000	501,250
6.75%, 6/01/21	500,000	515,000
Quebecor Media, Inc. 5.75%, 1/15/23	400,000	417,000
Sinclair Television Group, Inc. 5.375%, 4/01/21	300,000	304,500
Sirius XM Radio, Inc. 3.875%, 8/01/22, 144A	350,000	344,750
6.00%, 7/15/24, 144A	300,000	314,250
5.375%, 4/15/25, 144A	189,000	192,544
5.375%, 7/15/26, 144A	550,000	558,250
TEGNA, Inc. 6.375%, 10/15/23	445,000	465,581
Tribune Media Co. 5.875%, 7/15/22	450,000	461,250
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	50,000	51,125
Videotron Ltd. 5.00%, 7/15/22	200,000	206,750
5.375%, 6/15/24, 144A	300,000	311,625
Virgin Media Secured Finance PLC 5.50%, 1/15/25, 144A	500,000	505,625

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Media (Continued)
5.25%, 1/15/26, 144A	$400,000	$393,500

		10,576,187

Telecommunications — 7.6%
CommScope, Inc., 144A 5.00%, 6/15/21	200,000	203,500
Hughes Satellite Systems Corp. 7.625%, 6/15/21	450,000	486,000
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	350,000	348,355
Level 3 Financing, Inc. 6.125%, 1/15/21	120,000	122,175
5.375%, 8/15/22	300,000	303,750
5.625%, 2/01/23	100,000	101,250
5.125%, 5/01/23	280,000	280,700
Nokia OYJ 5.375%, 5/15/19	50,000	51,327
3.375%, 6/12/22	175,000	170,607
Qwest Corp. 6.75%, 12/01/21	225,000	240,838
Sable International Finance Ltd., 144A 6.875%, 8/01/22	100,000	106,250
SoftBank Group Corp., 144A 4.50%, 4/15/20	200,000	202,250
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	500,000	529,375
7.00%, 8/15/20	650,000	681,687
Telecom Italia SpA, 144A 5.303%, 5/30/24	500,000	520,000
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	200,000	198,302
T-Mobile USA, Inc. 6.00%, 3/01/23	650,000	677,625
6.625%, 4/01/23	500,000	518,950
6.836%, 4/28/23	250,000	260,000
6.50%, 1/15/24	500,000	525,000
6.00%, 4/15/24	350,000	364,875
6.375%, 3/01/25	300,000	317,250
5.125%, 4/15/25	500,000	506,250
6.50%, 1/15/26	150,000	161,250
5.375%, 4/15/27	450,000	461,250
4.75%, 2/01/28	450,000	439,484
VEON Holdings BV 3.95%, 6/16/21, 144A	500,000	497,150
5.95%, 2/13/23, 144A	200,000	210,602
4.95%, 6/16/24, 144A	400,000	398,352

		9,884,404

Consumer, Cyclical — 14.9%
Airlines — 0.4%
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	20,000	20,500
4.625%, 3/01/20, 144A	300,000	304,125
United Continental Holdings, Inc. 4.25%, 10/01/22	220,000	219,587

		544,212

	Principal Amount	Value
Apparel — 0.3%
Hanesbrands, Inc., 144A 4.625%, 5/15/24	$250,000	$248,750
Levi Strauss & Co. 5.00%, 5/01/25	200,000	205,504

		454,254

Auto Manufacturers — 1.0%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	650,000	661,375
5.25%, 4/15/23	100,000	103,250
Jaguar Land Rover Automotive PLC, 144A 4.25%, 11/15/19	500,000	504,375

		1,269,000

Auto Parts & Equipment — 1.6%
Allison Transmission, Inc., 144A 5.00%, 10/01/24	350,000	355,687
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	200,000	207,000
Dana, Inc. 5.50%, 12/15/24	300,000	307,500
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	472,000	483,654
ZF North America Capital, Inc. 4.00%, 4/29/20, 144A	50,000	51,063
4.50%, 4/29/22, 144A	100,000	102,875
4.75%, 4/29/25, 144A	550,000	567,875

		2,075,654

Distribution/Wholesale — 0.4%
HD Supply, Inc., 144A 5.75%, 4/15/24	370,000	388,963
LKQ Corp. 4.75%, 5/15/23	100,000	101,750

		490,713

Entertainment — 2.3%
Cinemark USA, Inc. 5.125%, 12/15/22	75,000	76,500
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	350,000	358,750
5.375%, 11/01/23	500,000	523,125
5.375%, 4/15/26	25,000	25,875
International Game Technology PLC 5.625%, 2/15/20, 144A	500,000	519,000
6.25%, 2/15/22, 144A	650,000	689,813
Lions Gate Entertainment Corp., 144A 5.875%, 11/01/24	200,000	209,920
Regal Entertainment Group 5.75%, 3/15/22	200,000	206,000
Scientific Games International, Inc., 144A 7.00%, 1/01/22	218,000	229,445
WMG Acquisition Corp., 144A 6.75%, 4/15/22	200,000	208,000

		3,046,428

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Food Service — 0.5%
Aramark Services, Inc. 5.125%, 1/15/24	$391,000	$399,797
4.75%, 6/01/26	300,000	297,000

		696,797

Home Builders — 1.9%
Beazer Homes USA, Inc. 8.75%, 3/15/22	700,000	757,750
KB Home 7.00%, 12/15/21	200,000	218,000
Lennar Corp. 4.50%, 11/15/19	50,000	50,875
8.375%, 1/15/21, 144A	200,000	224,100
4.75%, 4/01/21	30,000	30,750
4.875%, 12/15/23	600,000	610,500
4.50%, 4/30/24	100,000	99,500
5.875%, 11/15/24, 144A	150,000	160,125
4.75%, 5/30/25	70,000	69,912
PulteGroup, Inc. 4.25%, 3/01/21	20,000	20,400
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	30,000	30,337
Toll Brothers Finance Corp. 5.875%, 2/15/22	150,000	160,313

		2,432,562

Leisure Time — 0.4%
NCL Corp. Ltd., 144A 4.75%, 12/15/21	500,000	511,875

Lodging — 2.3%
Boyd Gaming Corp. 6.875%, 5/15/23	100,000	105,875
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	30,000	29,550
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	280,000	281,750
4.875%, 4/01/27	350,000	350,875
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	200,000	208,894
MGM Resorts International 5.25%, 3/31/20	100,000	103,375
6.75%, 10/01/20	683,000	730,810
6.625%, 12/15/21	650,000	703,982
7.75%, 3/15/22	225,000	251,437
6.00%, 3/15/23	250,000	266,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23	30,000	30,338

		3,063,449

Retail — 3.8%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	480,000	484,200
4.25%, 5/15/24, 144A	400,000	383,000

	Principal Amount	Value
Retail (Continued)
Dollar Tree, Inc. 5.75%, 3/01/23	$700,000	$728,437
Group 1 Automotive, Inc. 5.00%, 6/01/22	150,000	153,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	300,000	303,750
5.25%, 6/01/26, 144A	300,000	304,500
L Brands, Inc. 6.625%, 4/01/21	450,000	482,486
5.625%, 2/15/22	200,000	209,000
5.625%, 10/15/23 (a)	150,000	158,250
Michaels Stores, Inc., 144A 5.875%, 12/15/20	283,000	287,599
QVC, Inc. 4.375%, 3/15/23	150,000	149,808
4.85%, 4/01/24	55,000	55,781
4.45%, 2/15/25	450,000	442,073
Rite Aid Corp. 9.25%, 3/15/20	750,000	759,375

		4,902,009

Consumer, Non-cyclical — 16.3%
Commercial Services — 4.0%
ADT Corp. 6.25%, 10/15/21	45,000	48,009
3.50%, 7/15/22	535,000	513,600
4.125%, 6/15/23	300,000	292,500
APX Group, Inc. 7.875%, 12/01/22	350,000	369,687
Ashtead Capital, Inc. 5.625%, 10/01/24, 144A	200,000	210,000
4.125%, 8/15/25, 144A	140,000	137,200
4.375%, 8/15/27, 144A	140,000	135,450
Ceridian HCM Holding, Inc., 144A 11.00%, 3/15/21	590,000	610,402
Herc Rentals, Inc., 144A 7.50%, 6/01/22	225,000	241,875
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/01/21	350,000	358,750
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	610,000	618,388
Service Corp. International 5.375%, 1/15/22	68,000	69,615
5.375%, 5/15/24	75,000	77,618
4.625%, 12/15/27	170,000	166,600
United Rentals North America, Inc. 4.625%, 7/15/23	750,000	769,688
5.75%, 11/15/24	100,000	103,625
5.50%, 7/15/25	20,000	20,675
4.625%, 10/15/25	500,000	488,750

		5,232,432

Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co. 4.70%, 5/24/22	560,000	564,200

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care (Continued)
First Quality Finance Co., Inc., 144A 4.625%, 5/15/21	$50,000	$50,000

		614,200

Food — 1.3%
B&G Foods, Inc. 4.625%, 6/01/21	200,000	201,250
Darling Ingredients, Inc. 5.375%, 1/15/22	330,000	339,075
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	225,000	227,250
4.875%, 11/01/26, 144A	285,000	285,712
TreeHouse Foods, Inc. 4.875%, 3/15/22	510,000	509,363
US Foods, Inc., 144A 5.875%, 6/15/24	180,000	187,650

		1,750,300

Healthcare-Products — 0.5%
Hologic, Inc., 144A 4.375%, 10/15/25	400,000	391,500
Teleflex, Inc. 4.875%, 6/01/26	300,000	298,500

		690,000

Healthcare-Services — 8.7%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	300,000	309,285
Centene Corp. 5.625%, 2/15/21	1,120,000	1,149,400
4.75%, 5/15/22	75,000	76,641
6.125%, 2/15/24	500,000	526,250
4.75%, 1/15/25	20,000	19,937
DaVita, Inc. 5.75%, 8/15/22	200,000	206,000
5.125%, 7/15/24	550,000	547,250
5.00%, 5/01/25	475,000	467,281
Encompass Health Corp. 5.75%, 11/01/24	376,000	381,170
Envision Healthcare Corp. 5.625%, 7/15/22	305,000	311,481
6.25%, 12/01/24, 144A	280,000	296,100
HCA Healthcare, Inc. 6.25%, 2/15/21	250,000	263,750
HCA, Inc. 7.50%, 2/15/22	850,000	942,438
5.875%, 3/15/22	600,000	637,500
4.75%, 5/01/23	525,000	535,500
5.375%, 2/01/25	375,000	382,151
5.25%, 4/15/25	300,000	309,000
5.875%, 2/15/26	200,000	207,500
5.25%, 6/15/26	200,000	205,500
4.50%, 2/15/27	400,000	391,500
Kindred Healthcare, Inc. 8.00%, 1/15/20	200,000	214,750
LifePoint Health, Inc. 5.50%, 12/01/21	320,000	323,600

	Principal Amount	Value
Healthcare-Services (Continued)
MEDNAX, Inc., 144A 5.25%, 12/01/23	$200,000	$205,250
Molina Healthcare, Inc. 5.375%, 11/15/22	300,000	300,000
Select Medical Corp. 6.375%, 6/01/21	400,000	409,460
Tenet Healthcare Corp. 4.50%, 4/01/21	550,000	554,510
4.375%, 10/01/21	740,000	740,000
4.625%, 7/15/24, 144A	400,000	385,500

		11,298,704

Household Products/Wares — 0.5%
Spectrum Brands, Inc. 6.625%, 11/15/22	200,000	207,250
5.75%, 7/15/25	369,000	381,915

		589,165

Pharmaceuticals — 0.8%
Catalent Pharma Solutions, Inc., 144A 4.875%, 1/15/26	150,000	148,875
Valeant Pharmaceuticals International, Inc., 144A 7.00%, 3/15/24	900,000	950,625

		1,099,500

Energy — 14.6%
Coal — 0.0%
Peabody Energy Corp., 144A 6.00%, 3/31/22	25,000	25,719

Energy-Alternate Sources — 0.4%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	450,000	442,125
5.00%, 1/31/28, 144A	100,000	97,155

		539,280

Oil & Gas — 8.5%
Aker BP ASA, 144A 6.00%, 7/01/22	100,000	104,250
Antero Resources Corp. 5.375%, 11/01/21	725,000	744,031
5.625%, 6/01/23	40,000	41,200
5.00%, 3/01/25	425,000	430,304
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A 11.50%, 1/15/21	100,000	112,375
Chesapeake Energy Corp. 6.625%, 8/15/20	350,000	362,145
8.00%, 12/15/22, 144A	80,000	85,400
CNX Resources Corp. 5.875%, 4/15/22	550,000	554,469
8.00%, 4/01/23	150,000	159,187
Continental Resources, Inc. 5.00%, 9/15/22	575,000	585,063
3.80%, 6/01/24	150,000	146,250
4.375%, 1/15/28, 144A	660,000	644,325
Diamondback Energy, Inc. 5.375%, 5/31/25	250,000	250,625

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Endeavor Energy Resources LP / EER Finance, Inc., 144A 5.50%, 1/30/26	$150,000	$149,250
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.00%, 12/01/24	150,000	151,500
Murphy Oil Corp. 4.45%, 12/01/22	250,000	247,500
5.75%, 8/15/25	190,000	189,810
Nabors Industries, Inc. 5.00%, 9/15/20	300,000	302,250
Newfield Exploration Co. 5.625%, 7/01/24	600,000	634,500
5.375%, 1/01/26	45,000	46,688
Oasis Petroleum, Inc. 6.875%, 3/15/22	250,000	256,719
Parsley Energy LLC / Parsley Finance Corp. 5.375%, 1/15/25, 144A	250,000	248,750
5.25%, 8/15/25, 144A	350,000	346,500
PDC Energy, Inc. 6.125%, 9/15/24	120,000	123,300
Puma International Financing SA, 144A 5.00%, 1/24/26	325,000	319,291
QEP Resources, Inc. 5.375%, 10/01/22	200,000	204,000
5.25%, 5/01/23	200,000	199,500
Range Resources Corp. 5.00%, 3/15/23	752,000	738,840
RSP Permian, Inc. 6.625%, 10/01/22	250,000	261,250
5.25%, 1/15/25	100,000	101,250
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A 13.00%, 11/30/20	150,000	173,437
Seven Generations Energy Ltd. 6.75%, 5/01/23, 144A	200,000	208,500
6.875%, 6/30/23, 144A	200,000	209,000
5.375%, 9/30/25, 144A	200,000	196,000
Southwestern Energy Co. 4.10%, 3/15/22	250,000	235,625
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23, 144A	500,000	498,700
5.50%, 2/15/26, 144A	100,000	100,250
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	225,000	230,625
WPX Energy, Inc. 6.00%, 1/15/22	450,000	469,125

		11,061,784

Pipelines — 5.7%
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	200,000	224,550
5.875%, 3/31/25	100,000	106,125
5.125%, 6/30/27	875,000	888,125
Cheniere Energy Partners LP, 144A 5.25%, 10/01/25	500,000	506,250

	Principal Amount	Value
Pipelines (Continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	$90,000	$93,150
5.75%, 4/01/25	225,000	228,656
DCP Midstream Operating LP 9.75%, 3/15/19, 144A	200,000	213,000
4.75%, 9/30/21, 144A	300,000	306,750
3.875%, 3/15/23	150,000	147,000
Energy Transfer Equity LP 7.50%, 10/15/20	325,000	353,437
4.25%, 3/15/23	150,000	147,516
5.875%, 1/15/24	100,000	106,250
5.50%, 6/01/27	550,000	570,625
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	350,000	361,375
NGPL PipeCo LLC, 144A 4.875%, 8/15/27	350,000	354,375
NuStar Logistics LP 4.80%, 9/01/20	150,000	151,875
5.625%, 4/28/27	150,000	148,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 5.50%, 1/15/28	350,000	351,312
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	500,000	505,000
5.25%, 5/01/23	100,000	101,688
6.75%, 3/15/24	295,000	314,175
5.375%, 2/01/27	350,000	351,313
5.00%, 1/15/28, 144A	145,000	141,375
Williams Cos., Inc. 3.70%, 1/15/23	450,000	439,313
4.55%, 6/24/24	330,000	334,125

		7,446,235

Financial — 9.2%
Banks — 2.0%
CIT Group, Inc. 5.00%, 8/15/22	325,000	335,969
5.00%, 8/01/23	300,000	309,000
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	1,091,000	1,164,566
6.00%, 12/19/23	500,000	534,407
5.125%, 5/28/24	250,000	256,432

		2,600,374

Diversified Financial Services — 2.9%
Aircastle Ltd. 5.125%, 3/15/21	6,000	6,187
5.50%, 2/15/22	500,000	522,500
5.00%, 4/01/23	175,000	180,887
4.125%, 5/01/24	100,000	98,875
Ally Financial, Inc. 7.50%, 9/15/20	500,000	545,000
5.125%, 9/30/24	650,000	676,000
4.625%, 3/30/25	350,000	353,063

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	$100,000	$104,375
Navient Corp. Series MTN, 4.875%, 6/17/19	200,000	202,750
Series MTN, 8.00%, 3/25/20	341,000	366,149
5.00%, 10/26/20	300,000	302,625
Springleaf Finance Corp. 5.25%, 12/15/19	300,000	306,000
Vantiv LLC / Vanity Issuer Corp., 144A 4.375%, 11/15/25	120,000	116,700

		3,781,111

Insurance — 0.5%
Radian Group, Inc. 4.50%, 10/01/24	700,000	700,210

Real Estate — 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.50%, 4/15/19, 144A	175,000	177,844
5.25%, 12/01/21, 144A	150,000	152,062

		329,906

Real Estate Investment Trusts — 3.0%
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	200,000	202,000
Equinix, Inc. 5.375%, 1/01/22	1,070,000	1,111,462
5.75%, 1/01/25	325,000	341,250
5.875%, 1/15/26	50,000	52,500
Iron Mountain, Inc., 144A 4.375%, 6/01/21	550,000	557,700
iStar, Inc. 5.00%, 7/01/19	200,000	200,625
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	235,000	244,283
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	150,000	158,625
SBA Communications Corp. 4.00%, 10/01/22, 144A	450,000	443,250
4.875%, 9/01/24	350,000	346,500
Starwood Property Trust, Inc. 5.00%, 12/15/21	300,000	307,500

		3,965,695

Venture Capital — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	578,000	589,632

Industrial — 7.4%
Aerospace/Defense — 1.4%
Arconic, Inc. 6.15%, 8/15/20	250,000	265,582
5.40%, 4/15/21	300,000	313,125
5.87%, 2/23/22	450,000	479,250

	Principal Amount	Value
Aerospace/Defense (Continued)
5.125%, 10/01/24	$300,000	$311,813
TransDigm, Inc. 5.50%, 10/15/20	500,000	505,000

		1,874,770

Building Materials — 0.5%
Standard Industries, Inc., 144A 5.375%, 11/15/24	385,000	395,588
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	176,000	182,160

		577,748

Electrical Components & Equipment — 0.4%
General Cable Corp. 5.75%, 10/01/22	550,000	567,875

Engineering & Construction — 0.3%
AECOM 5.875%, 10/15/24	335,000	350,912

Environmental Control — 0.3%
Clean Harbors, Inc. 5.125%, 6/01/21	300,000	302,625
GFL Environmental, Inc., 144A 9.875%, 2/01/21	130,000	137,475

		440,100

Machinery-Diversified — 0.4%
CNH Industrial NV 4.50%, 8/15/23	200,000	204,908
Series MTN, 3.85%, 11/15/27	125,000	121,262
Welbilt, Inc. 9.50%, 2/15/24	150,000	167,250

		493,420

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc., 144A 7.75%, 3/15/20	400,000	428,500

Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	250,000	249,687
4.625%, 5/15/23, 144A	300,000	300,750
Ball Corp. 4.375%, 12/15/20	600,000	615,750
4.00%, 11/15/23	100,000	99,375
5.25%, 7/01/25	350,000	368,813
Berry Global, Inc. 5.50%, 5/15/22	175,000	180,031
5.125%, 7/15/23	550,000	563,750
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	260,000	263,250
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	20,000	20,475
5.875%, 8/15/23, 144A	350,000	365,531

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg 5.75%, 10/15/20	$242,277	$246,214
5.125%, 7/15/23, 144A	475,000	484,500
Sealed Air Corp. 5.125%, 12/01/24, 144A	225,000	232,875
5.50%, 9/15/25, 144A	300,000	314,625

		4,305,626

Transportation — 0.5%
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	500,000	521,250
6.125%, 9/01/23, 144A	150,000	156,188

		677,438

Technology — 6.3%
Computers — 1.5%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	280,000	287,000
Dell, Inc. 5.875%, 6/15/19 (a)	750,000	773,520
4.625%, 4/01/21	100,000	101,438
EMC Corp. 2.65%, 6/01/20	435,000	423,375
Leidos Holdings, Inc. 4.45%, 12/01/20	200,000	205,532
NCR Corp. 4.625%, 2/15/21	200,000	199,000

		1,989,865

Office/Business Equipment — 0.3%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	150,000	152,625
5.50%, 12/01/24	200,000	210,000

		362,625

Semiconductors — 1.8%
Micron Technology, Inc. 5.25%, 1/15/24, 144A	220,000	226,600
5.50%, 2/01/25	206,000	214,755
NXP BV / NXP Funding LLC 4.125%, 6/15/20, 144A	55,000	56,100
3.875%, 9/01/22, 144A	900,000	904,230
4.625%, 6/01/23, 144A	125,000	128,937
Qorvo, Inc. 6.75%, 12/01/23	540,000	574,425
Sensata Technologies BV, 144A 4.875%, 10/15/23	250,000	254,688

		2,359,735

Software — 2.7%
First Data Corp. 5.375%, 8/15/23, 144A	565,000	576,249
7.00%, 12/01/23, 144A	475,000	500,531
5.00%, 1/15/24, 144A	646,000	652,460
5.75%, 1/15/24, 144A	700,000	714,875

	Principal Amount	Value
Software (Continued)
MSCI, Inc., 144A 5.25%, 11/15/24	$500,000	$513,400
Nuance Communications, Inc., 144A 5.375%, 8/15/20	250,000	252,812
Open Text Corp., 144A 5.625%, 1/15/23	20,000	20,925
Quintiles IMS, Inc., 144A 4.875%, 5/15/23	225,000	232,313

		3,463,565

Utilities — 3.1%
Electric — 2.6%
AES Corp. 7.375%, 7/01/21	200,000	221,000
4.875%, 5/15/23	410,000	415,637
5.50%, 4/15/25	200,000	206,000
AES Corp./VA 6.00%, 5/15/26	500,000	527,500
Calpine Corp. 6.00%, 1/15/22, 144A	250,000	258,125
5.875%, 1/15/24, 144A	200,000	204,750
DPL, Inc. 7.25%, 10/15/21	34,000	37,188
Dynegy, Inc. 7.375%, 11/01/22 (a)	505,000	533,406
NextEra Energy Operating Partners LP 4.25%, 9/15/24, 144A	300,000	296,625
4.50%, 9/15/27, 144A	50,000	48,313
NRG Energy, Inc. 6.25%, 5/01/24	500,000	520,000
NRG Yield Operating LLC 5.375%, 8/15/24	170,000	172,655

		3,441,199

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.50%, 5/20/25	650,000	648,375

TOTAL CORPORATE BONDS (Cost $126,515,723)		124,794,170

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c) (Cost $1,998,830)	1,998,830	1,998,830

TOTAL INVESTMENTS — 97.0% (Cost $128,514,553)		$126,793,000
Other assets and liabilities, net — 3.0%		3,901,463

NET ASSETS — 100.0%		$130,694,463

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 1/11/2018 Commence- ment of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
—	1,998,830	—	—	—	75	—	1,998,830	1,998,830

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $1,922,774, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$124,794,170	$—	$124,794,170
Short-Term Investments	1,998,830	—	—	1,998,830

TOTAL	$1,998,830	$124,794,170	$—	$126,793,000

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 96.7%
Basic Materials — 5.5%
Chemicals — 2.3%
Ashland LLC 4.75%, 8/15/22	$50,000	$51,250
CF Industries, Inc. 7.125%, 5/01/20	100,000	106,875
Hexion, Inc. 6.625%, 4/15/20	200,000	187,000
10.375%, 2/01/22, 144A	25,000	24,500
Huntsman International LLC 4.875%, 11/15/20	50,000	51,326
Momentive Performance Materials, Inc. 3.88%, 10/24/21	50,000	52,125
Perstorp Holding AB, 144A 11.00%, 9/30/21	75,000	82,500
Platform Specialty Products Corp., 144A 6.50%, 2/01/22	100,000	102,875
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	100,000	103,750

		762,201

Iron/Steel — 1.4%
AK Steel Corp. 7.625%, 10/01/21 (a)	250,000	259,375
Allegheny Technologies, Inc. 5.95%, 1/15/21	36,000	36,855
ArcelorMittal 6.50%, 2/25/22	100,000	109,250
United States Steel Corp. 7.375%, 4/01/20 (a)	44,000	47,265

		452,745

Mining — 1.8%
Aleris International, Inc. 7.875%, 11/01/20	250,000	248,895
FMG Resources August 2006 Pty Ltd., 144A 4.75%, 5/15/22	50,000	50,150
Freeport-McMoRan, Inc. 2.375%, 3/15/18	25,000	24,992
3.55%, 3/01/22	200,000	195,060
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	50,000	55,793

		574,890

Communications — 23.2%
Advertising — 1.0%
Acosta, Inc., 144A 7.75%, 10/01/22	35,000	25,200
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	275,000	281,875

		307,075

Internet — 1.8%
Netflix, Inc. 5.375%, 2/01/21	225,000	234,844
5.50%, 2/15/22	25,000	26,125

	Principal Amount	Value
Internet (Continued)
Symantec Corp. 4.20%, 9/15/20	$100,000	$102,144
3.95%, 6/15/22	50,000	50,149
TIBCO Software, Inc., 144A 11.375%, 12/01/21	150,000	163,808

		577,070

Media — 9.4%
Altice Financing SA, 144A 6.625%, 2/15/23	200,000	200,250
Altice Luxembourg SA, 144A 7.75%, 5/15/22	200,000	187,250
Cablevision Systems Corp. 8.00%, 4/15/20	50,000	53,260
5.875%, 9/15/22	25,000	25,062
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	200,000	204,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144A 5.125%, 12/15/21	275,000	274,744
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	75,000	75,188
Series A, 6.50%, 11/15/22	75,000	77,288
Series B, 6.50%, 11/15/22	125,000	128,750
DISH DBS Corp. 4.25%, 4/01/18	23,000	23,086
7.875%, 9/01/19	100,000	105,750
5.125%, 5/01/20	100,000	100,250
6.75%, 6/01/21	150,000	154,500
5.875%, 7/15/22	175,000	171,281
iHeartCommunications, Inc. 9.00%, 12/15/19, 144A	50,000	40,000
9.00%, 12/15/19	100,000	80,000
9.00%, 3/01/21	75,000	60,000
11.25%, 3/01/21	50,000	40,250
9.00%, 9/15/22	170,000	136,000
Quebecor Media, Inc. 5.75%, 1/15/23	100,000	104,250
SFR Group SA, 144A 6.00%, 5/15/22	350,000	340,375
Sinclair Television Group, Inc. 5.375%, 4/01/21	50,000	50,750
Sirius XM Radio, Inc., 144A 3.875%, 8/01/22	100,000	98,500
Tribune Media Co. 5.875%, 7/15/22	100,000	102,500
Virgin Media Secured Finance PLC 5.25%, 1/15/21	200,000	207,750

		3,041,034

Telecommunications — 11.0%
Anixter, Inc. 5.125%, 10/01/21	75,000	77,437
CenturyLink, Inc. Series V, 5.625%, 4/01/20	100,000	101,870
Series S, 6.45%, 6/15/21	75,000	77,062
Series T, 5.80%, 3/15/22	100,000	99,125

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
CommScope, Inc., 144A 5.00%, 6/15/21	$50,000	$50,875
Consolidated Communications, Inc. 6.50%, 10/01/22	40,000	35,200
Frontier Communications Corp. 7.125%, 3/15/19 (a)	50,000	51,000
8.50%, 4/15/20	40,000	39,350
9.25%, 7/01/21 (a)	100,000	92,979
6.25%, 9/15/21 (a)	100,000	85,625
8.75%, 4/15/22	50,000	39,625
10.50%, 9/15/22 (a)	115,000	98,612
7.125%, 1/15/23	50,000	33,562
Hughes Satellite Systems Corp. 6.50%, 6/15/19	25,000	25,938
7.625%, 6/15/21	150,000	162,000
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	50,000	49,765
Intelsat Jackson Holdings SA 7.25%, 10/15/20	50,000	46,813
7.50%, 4/01/21	175,000	159,797
9.50%, 9/30/22, 144A	60,000	69,000
Intelsat Luxembourg SA 7.75%, 6/01/21	135,000	77,625
Level 3 Financing, Inc. 5.375%, 8/15/22	100,000	101,250
Level 3 Parent LLC 5.75%, 12/01/22	73,000	73,913
Qwest Corp. 6.75%, 12/01/21	75,000	80,279
Sable International Finance Ltd., 144A 6.875%, 8/01/22	25,000	26,563
SoftBank Group Corp., 144A 4.50%, 4/15/20	150,000	151,688
Sprint Communications, Inc. 9.00%, 11/15/18, 144A	100,000	103,875
7.00%, 8/15/20	655,000	686,931
11.50%, 11/15/21	100,000	118,500
6.00%, 11/15/22	25,000	24,750
Sprint Corp. 7.25%, 9/15/21	100,000	104,750
Telecom Italia Capital SA 7.175%, 6/18/19	200,000	210,594
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	50,000	49,575
T-Mobile USA, Inc. 4.00%, 4/15/22	50,000	50,125
VEON Holdings BV, 144A 3.95%, 6/16/21	200,000	198,860
Windstream Services LLC / Windstream Finance Corp. 7.75%, 10/15/20	50,000	43,250
WTT Investment Ltd., 144A 5.50%, 11/21/22	60,000	59,819

		3,557,982

	Principal Amount	Value
Consumer, Cyclical — 12.4%
Airlines — 0.9%
American Airlines Group, Inc. 6.125%, 6/01/18	$45,000	$45,450
5.50%, 10/01/19, 144A	100,000	102,500
4.625%, 3/01/20, 144A	100,000	101,375
Virgin Australia Holdings Ltd., 144A 8.50%, 11/15/19	25,000	26,081

		275,406

Auto Manufacturers — 0.9%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	100,000	101,750
Jaguar Land Rover Automotive PLC, 144A 4.125%, 12/15/18	200,000	201,500

		303,250

Auto Parts & Equipment — 0.7%
ZF North America Capital, Inc. 4.00%, 4/29/20, 144A	150,000	153,188
4.50%, 4/29/22, 144A	75,000	77,156

		230,344

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc., 144A 10.25%, 3/01/22	75,000	78,478

Entertainment — 3.0%
GLP Capital LP / GLP Financing II, Inc. 4.375%, 11/01/18	43,000	43,215
4.875%, 11/01/20	350,000	358,750
International Game Technology PLC, 144A 6.25%, 2/15/22	100,000	106,125
Scientific Games International, Inc. 7.00%, 1/01/22, 144A	16,000	16,840
10.00%, 12/01/22	400,000	435,500

		960,430

Home Builders — 2.1%
Beazer Homes USA, Inc. 8.75%, 3/15/22	200,000	216,500
K Hovnanian Enterprises, Inc., 144A 10.00%, 7/15/22	25,000	27,406
KB Home 4.75%, 5/15/19	100,000	101,750
Lennar Corp. 8.375%, 5/15/18, 144A	23,000	23,288
4.50%, 6/15/19	25,000	25,344
4.50%, 11/15/19	25,000	25,437
8.375%, 1/15/21, 144A	60,000	67,230
4.125%, 1/15/22	50,000	49,688
4.75%, 11/15/22	50,000	50,437
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	75,000	75,844

		662,924

Leisure Time — 0.2%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22	75,000	75,000

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Lodging — 1.4%
MGM Resorts International 5.25%, 3/31/20	$250,000	$258,438
7.75%, 3/15/22	75,000	83,812
Studio City Co. Ltd., 144A 7.25%, 11/30/21	100,000	105,375

		447,625

Retail — 3.0%
1011778 BC ULC / New Red Finance, Inc., 144A 4.625%, 1/15/22	200,000	201,750
Claire’s Stores, Inc., 144A 9.00%, 3/15/19	85,000	58,225
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21	50,000	47,500
6.75%, 1/15/22	50,000	47,000
Group 1 Automotive, Inc. 5.00%, 6/01/22	50,000	51,250
Guitar Center, Inc., 144A 6.50%, 4/15/19	50,000	49,625
JC Penney Corp., Inc. 5.65%, 6/01/20	50,000	49,937
L Brands, Inc. 6.625%, 4/01/21	50,000	53,609
5.625%, 2/15/22	150,000	156,750
Men’s Wearhouse, Inc. 7.00%, 7/01/22	50,000	50,000
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21	75,000	45,750
Rite Aid Corp. 9.25%, 3/15/20	41,000	41,513
6.75%, 6/15/21	100,000	102,360
Sears Holdings Corp. 8.00%, 12/15/19	50,000	20,500

		975,769

Consumer, Non-cyclical — 19.8%
Commercial Services — 4.7%
ADT Corp. 6.25%, 10/15/21	200,000	213,375
APX Group, Inc. 7.875%, 12/01/22	166,000	175,337
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.125%, 6/01/22	25,000	25,031
Corporate Risk Holdings LLC, 144A 9.50%, 7/01/19	44,000	45,650
Herc Rentals, Inc., 144A 7.50%, 6/01/22	50,000	53,750
Hertz Corp. 5.875%, 10/15/20	190,000	190,237
7.375%, 1/15/21	50,000	50,000
7.625%, 6/01/22, 144A	75,000	77,250
6.25%, 10/15/22	40,000	38,088
Monitronics International, Inc. 9.125%, 4/01/20	50,000	43,750
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	250,000	251,563

	Principal Amount	Value
Commercial Services (Continued)
RR Donnelley & Sons Co. 7.875%, 3/15/21 (a)	$50,000	$52,813
Service Corp. International 5.375%, 1/15/22	184,000	188,370
WEX, Inc., 144A 4.75%, 2/01/23	100,000	101,000

		1,506,214

Cosmetics/Personal Care — 0.6%
Avon Products, Inc. 6.60%, 3/15/20	50,000	50,500
Edgewell Personal Care Co. 4.70%, 5/24/22	100,000	100,750
Revlon Consumer Products Corp. 5.75%, 2/15/21	50,000	40,625

		191,875

Food — 1.2%
Darling Ingredients, Inc. 5.375%, 1/15/22	223,000	229,133
SUPERVALU, Inc. 6.75%, 6/01/21 (a)	25,000	24,812
TreeHouse Foods, Inc. 4.875%, 3/15/22	150,000	149,813

		403,758

Healthcare-Products — 1.2%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	75,000	73,125
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 12.50%, 11/01/21	25,000	28,312
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A	100,000	97,250
5.75%, 8/01/22, 144A	50,000	44,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	150,000	149,625

		392,812

Healthcare-Services — 10.2%
Centene Corp. 5.625%, 2/15/21	240,000	246,300
4.75%, 5/15/22	100,000	102,187
CHS/Community Health Systems, Inc. 8.00%, 11/15/19 (a)	125,000	117,798
7.125%, 7/15/20 (a)	140,000	119,000
5.125%, 8/01/21 (a)	50,000	46,375
6.875%, 2/01/22 (a)	225,000	147,937
DaVita, Inc. 5.75%, 8/15/22	100,000	103,000
Envision Healthcare Corp. 5.125%, 7/01/22, 144A	50,000	50,625
5.625%, 7/15/22	75,000	76,594
HCA Healthcare, Inc. 6.25%, 2/15/21	200,000	211,000

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
HCA, Inc. 3.75%, 3/15/19	$25,000	$25,219
4.25%, 10/15/19	100,000	101,500
6.50%, 2/15/20	100,000	105,750
5.875%, 3/15/22	200,000	212,500
Kindred Healthcare, Inc. 8.00%, 1/15/20	150,000	161,063
6.375%, 4/15/22	25,000	25,438
LifePoint Health, Inc. 5.50%, 12/01/21	100,000	101,125
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21	25,000	26,063
Tenet Healthcare Corp. 5.50%, 3/01/19	417,000	424,886
4.75%, 6/01/20	75,000	76,500
6.00%, 10/01/20	500,000	521,870
4.50%, 4/01/21	50,000	50,410
7.50%, 1/01/22, 144A	100,000	105,875
8.125%, 4/01/22	125,000	132,344

		3,291,359

Pharmaceuticals — 1.9%
Endo Finance LLC, 144A 5.75%, 1/15/22	125,000	102,812
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	50,000	37,625
Valeant Pharmaceuticals International 6.375%, 10/15/20, 144A	81,000	81,709
7.25%, 7/15/22, 144A	50,000	48,938
Valeant Pharmaceuticals International, Inc. 5.375%, 3/15/20, 144A	50,000	50,062
7.50%, 7/15/21, 144A	50,000	50,438
5.625%, 12/01/21, 144A	200,000	189,750
6.50%, 3/15/22, 144A	50,000	52,187

		613,521

Energy — 11.4%
Coal — 0.1%
Murray Energy Corp., 144A 11.25%, 4/15/21	75,000	33,375

Oil & Gas — 9.0%
Antero Resources Corp. 5.125%, 12/01/22	150,000	152,062
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	100,000	107,000
Baytex Energy Corp., 144A 5.125%, 6/01/21	50,000	47,250
California Resources Corp., 144A 8.00%, 12/15/22 (a)	155,000	123,419
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	75,000	73,500
Chesapeake Energy Corp. 6.625%, 8/15/20	250,000	258,675
6.125%, 2/15/21	50,000	50,750
4.875%, 4/15/22	50,000	47,125

	Principal Amount	Value
Oil & Gas (Continued)
Citgo Holding, Inc., 144A 10.75%, 2/15/20	$100,000	$107,750
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	80,000	80,500
CNX Resources Corp. 5.875%, 4/15/22	200,000	201,625
Denbury Resources, Inc., 144A 9.25%, 3/31/22	100,000	103,000
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	105,000	50,137
MEG Energy Corp., 144A 6.375%, 1/30/23	60,000	51,750
Murphy Oil Corp. 4.45%, 12/01/22	100,000	99,000
Nabors Industries, Inc. 5.00%, 9/15/20	175,000	176,312
4.625%, 9/15/21 (a)	25,000	24,500
5.50%, 1/15/23	50,000	49,875
Newfield Exploration Co. 5.75%, 1/30/22	50,000	53,000
QEP Resources, Inc. 5.375%, 10/01/22	100,000	102,000
Range Resources Corp. 5.00%, 8/15/22	60,000	59,400
Rowan Cos., Inc. 4.875%, 6/01/22	40,000	37,800
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A	50,000	39,250
13.00%, 11/30/20, 144A	200,000	231,250
7.375%, 11/01/21, 144A	75,000	58,875
Sanchez Energy Corp. 7.75%, 6/15/21	100,000	96,000
6.125%, 1/15/23 (a)	50,000	37,750
Southwestern Energy Co. 4.10%, 3/15/22	70,000	65,975
Sunoco LP / Sunoco Finance Corp., 144A 4.875%, 1/15/23	125,000	124,675
Ultra Resources, Inc., 144A 6.875%, 4/15/22 (a)	50,000	45,563
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	60,000	61,500
WPX Energy, Inc. 6.00%, 1/15/22	85,000	88,613

		2,905,881

Oil & Gas Services — 0.6%
Bristow Group, Inc. 6.25%, 10/15/22 (a)	75,000	64,500
Weatherford International Ltd. 7.75%, 6/15/21 (a)	100,000	100,000
4.50%, 4/15/22 (a)	50,000	44,250

		208,750

Pipelines — 1.7%
DCP Midstream Operating LP, 144A 9.75%, 3/15/19	215,000	228,975

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Energy Transfer Equity LP 7.50%, 10/15/20	$100,000	$108,750
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	175,000	180,688
Rockies Express Pipeline LLC, 144A 6.85%, 7/15/18	28,000	28,420

		546,833

Financial — 11.5%
Banks — 0.6%
CIT Group, Inc. 5.00%, 8/15/22	100,000	103,375
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	100,000	106,743

		210,118

Diversified Financial Services — 7.6%
Aircastle Ltd. 4.625%, 12/15/18	29,000	29,290
5.125%, 3/15/21	165,000	170,156
Ally Financial, Inc. 3.25%, 11/05/18	450,000	450,900
3.75%, 11/18/19	100,000	100,800
8.00%, 3/15/20	100,000	108,750
7.50%, 9/15/20	250,000	272,500
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	150,000	152,062
Intelsat Connect Finance SA, 144A 12.50%, 4/01/22 (a)	120,000	97,050
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	25,000	25,425
7.50%, 4/15/21, 144A	25,000	25,812
6.875%, 4/15/22, 144A	75,000	75,375
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	100,000	104,375
Navient Corp. Series MTN, 8.45%, 6/15/18	38,000	38,570
Series MTN, 8.00%, 3/25/20	200,000	214,750
Series MTN, 7.25%, 1/25/22	50,000	53,746
6.50%, 6/15/22	250,000	260,938
5.50%, 1/25/23	50,000	49,688
Springleaf Finance Corp. 7.75%, 10/01/21	100,000	109,375
6.125%, 5/15/22	100,000	103,000

		2,442,562

Insurance — 0.6%
Genworth Holdings, Inc. Series MTN, 6.515%, 5/22/18 (a)	25,000	25,094
7.625%, 9/24/21 (a)	70,000	69,020
HUB International Ltd., 144A 7.875%, 10/01/21	100,000	103,250

		197,364

Real Estate Investment Trusts — 1.9%
Equinix, Inc. 5.375%, 1/01/22	223,000	231,641

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
iStar, Inc. 4.625%, 9/15/20	$75,000	$75,563
5.25%, 9/15/22	40,000	39,400
SBA Communications Corp. 4.875%, 7/15/22	50,000	50,750
4.00%, 10/01/22, 144A	100,000	98,500
Starwood Property Trust, Inc. 5.00%, 12/15/21	100,000	102,500

		598,354

Venture Capital — 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/01/22	100,000	100,375
6.25%, 2/01/22	150,000	152,625

		253,000

Industrial — 6.3%
Aerospace/Defense — 1.0%
Arconic, Inc. 5.72%, 2/23/19	25,000	25,906
5.40%, 4/15/21	150,000	156,562
5.87%, 2/23/22	100,000	106,500
TransDigm, Inc. 6.00%, 7/15/22	50,000	51,313

		340,281

Building Materials — 0.2%
Griffon Corp. 5.25%, 3/01/22	50,000	50,312

Environmental Control — 0.3%
Clean Harbors, Inc. 5.25%, 8/01/20	100,000	100,750

Hand / Machine Tools — 0.0%
Apex Tool Group LLC, 144A 7.00%, 2/01/21 (a)	6,000	6,117

Miscellaneous Manufacturing — 1.5%
Bombardier, Inc. 7.75%, 3/15/20, 144A	150,000	160,687
8.75%, 12/01/21, 144A	100,000	110,125
5.75%, 3/15/22, 144A	102,000	102,255
6.00%, 10/15/22, 144A	25,000	25,063
6.125%, 1/15/23, 144A	75,000	75,562

		473,692

Packaging & Containers — 2.6%
Ball Corp. 5.00%, 3/15/22	100,000	104,125
Berry Global, Inc. 5.50%, 5/15/22	50,000	51,437
6.00%, 10/15/22	191,000	199,595
Coveris Holdings SA, 144A 7.875%, 11/01/19	50,000	49,855
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	70,000	70,875

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Owens-Brockway Glass Container, Inc., 144A 5.00%, 1/15/22	$50,000	$51,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg 5.75%, 10/15/20	193,822	196,971
Sealed Air Corp. 6.50%, 12/01/20, 144A	50,000	53,500
4.875%, 12/01/22, 144A	50,000	51,688

		829,234

Transportation — 0.3%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	25,000	14,875
XPO Logistics, Inc., 144A 6.50%, 6/15/22	75,000	78,188

		93,063

Trucking & Leasing — 0.4%
Park Aerospace Holdings Ltd., 144A 5.25%, 8/15/22	125,000	125,625

Technology — 4.6%
Computers — 2.5%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	103,000	105,575
Dell, Inc. 5.875%, 6/15/19 (a)	250,000	257,840
EMC Corp. 2.65%, 6/01/20	100,000	97,328
Harland Clarke Holdings Corp., 144A 9.25%, 3/01/21	125,000	129,687
NCR Corp. 5.00%, 7/15/22	200,000	201,500
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	25,000	15,688

		807,618

Semiconductors — 1.2%
Amkor Technology, Inc. 6.375%, 10/01/22	50,000	51,625
NXP BV / NXP Funding LLC, 144A 4.125%, 6/01/21	250,000	255,050

	Principal Amount	Value
Semiconductors (Continued)
STATS ChipPAC Pte Ltd., 144A 8.50%, 11/24/20	$75,000	$80,531

		387,206

Software — 0.9%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	145,000	146,269
Infor US, Inc. 6.50%, 5/15/22	150,000	154,125

		300,394

Utilities — 2.0%
Electric — 2.0%
AES Corp. 7.375%, 7/01/21	100,000	110,500
Calpine Corp. 5.375%, 1/15/23	100,000	97,875
DPL, Inc. 7.25%, 10/15/21	10,000	10,937
Dynegy, Inc. 7.375%, 11/01/22 (a)	100,000	105,625
NRG Energy, Inc. 6.25%, 7/15/22	200,000	207,500
Talen Energy Supply LLC 4.60%, 12/15/21	50,000	46,000
9.50%, 7/15/22, 144A	60,000	60,300

		638,737

TOTAL CORPORATE BONDS (Cost $31,473,452)		31,231,028

	Number of Shares
SECURITIES LENDING COLLATERAL — 5.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b)(c) (Cost $1,840,672)	1,840,672	1,840,672

TOTAL INVESTMENTS — 102.4% (Cost $33,314,124)		$33,071,700
Other assets and liabilities, net — (2.4%)		(783,312)

NET ASSETS — 100.0%		$32,288,388

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 1/10/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 5.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32%(b)(c)
—	1,840,672	—	—	—	1,960	—	1,840,672	1,840,672

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2018 (Unaudited)

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $1,756,926, which is 5.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$31,231,028	$—	$31,231,028
Short-Term Investments	1,840,672	—	—	1,840,672

TOTAL	$1,840,672	$31,231,028	$—	$33,071,700

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.0%
Basic Materials — 5.4%
Chemicals — 2.3%
Ashland LLC 4.75%, 8/15/22	$681,000	$698,025
Blue Cube Spinco, Inc. 9.75%, 10/15/23	1,823,500	2,124,377
10.00%, 10/15/25	606,000	725,685
CF Industries, Inc. 7.125%, 5/01/20	394,000	421,087
3.45%, 6/01/23	570,000	554,325
Chemours Co. 6.625%, 5/15/23	1,156,000	1,221,025
7.00%, 5/15/25	1,000,000	1,082,500
5.375%, 5/15/27	465,000	467,325
Hexion, Inc. 6.625%, 4/15/20	1,208,000	1,129,480
10.375%, 2/01/22, 144A	515,000	504,700
Huntsman International LLC 4.875%, 11/15/20	603,000	618,998
5.125%, 11/15/22	260,000	269,425
INEOS Group Holdings SA, 144A 5.625%, 8/01/24 (a)	430,000	438,062
Momentive Performance Materials, Inc. 3.88%, 10/24/21	520,000	542,100
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	900,000	919,125
4.875%, 6/01/24, 144A	877,000	867,134
5.00%, 5/01/25, 144A	782,000	778,090
5.25%, 6/01/27, 144A	641,000	628,180
Olin Corp. 5.125%, 9/15/27	194,000	191,454
5.00%, 2/01/30	450,000	434,812
Perstorp Holding AB, 144A 11.00%, 9/30/21 (a)	268,000	294,800
Platform Specialty Products Corp. 6.50%, 2/01/22, 144A	709,000	729,384
5.875%, 12/01/25, 144A	732,000	729,255
PolyOne Corp. 5.25%, 3/15/23	623,000	630,788
PQ Corp., 144A 6.75%, 11/15/22	305,000	322,919
SPCM SA, 144A 4.875%, 9/15/25	825,000	816,750
Tronox Finance LLC, 144A 7.50%, 3/15/22	425,000	442,000
Tronox Finance PLC, 144A 5.75%, 10/01/25	50,000	49,750
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	480,000	498,000

		19,129,555

Iron/Steel — 1.1%
AK Steel Corp. 7.625%, 10/01/21 (a)	236,000	244,850
7.00%, 3/15/27 (a)	395,000	403,641
Allegheny Technologies, Inc. 5.95%, 1/15/21	822,000	841,522

	Principal Amount	Value
Iron/Steel (Continued)
7.875%, 8/15/23	$139,000	$151,336
ArcelorMittal 5.50%, 8/05/20	776,000	810,144
5.75%, 3/01/21	894,000	947,640
6.50%, 2/25/22	760,000	830,300
6.125%, 6/01/25	411,000	454,792
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	275,000	269,156
5.75%, 3/01/25, 144A	935,000	911,041
Steel Dynamics, Inc. 5.125%, 10/01/21	450,000	456,750
5.25%, 4/15/23	794,000	813,850
5.50%, 10/01/24	155,000	160,813
United States Steel Corp. 7.375%, 4/01/20 (a)	947,000	1,017,267
8.375%, 7/01/21, 144A	314,000	336,765
6.875%, 8/15/25 (a)	680,000	717,400

		9,367,267

Mining — 2.0%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	495,000	533,362
7.00%, 9/30/26, 144A	762,000	826,770
Aleris International, Inc. 7.875%, 11/01/20	525,000	522,679
9.50%, 4/01/21, 144A	205,000	216,019
Constellium NV 5.75%, 5/15/24, 144A	705,000	713,812
6.625%, 3/01/25, 144A (a)	574,000	595,525
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	845,000	847,535
5.125%, 5/15/24, 144A (a)	506,000	506,476
Freeport-McMoRan, Inc. 3.10%, 3/15/20	1,747,000	1,736,081
4.00%, 11/14/21	829,000	829,000
6.75%, 2/01/22	60,000	62,025
3.55%, 3/01/22	835,000	814,376
6.875%, 2/15/23	1,146,000	1,240,545
3.875%, 3/15/23	1,428,000	1,388,730
4.55%, 11/14/24 (a)	579,000	568,868
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	60,000	64,050
7.625%, 1/15/25, 144A	588,000	642,390
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	255,000	284,542
Kinross Gold Corp. 5.125%, 9/01/21	645,000	669,188
5.95%, 3/15/24	560,000	602,112
4.50%, 7/15/27, 144A	200,000	194,500
Teck Resources Ltd. 4.75%, 1/15/22	1,522,000	1,552,440
3.75%, 2/01/23	460,000	451,375
8.50%, 6/01/24, 144A (a)	308,000	343,420

		16,205,820

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Communications — 23.2%
Advertising — 0.5%
Acosta, Inc., 144A 7.75%, 10/01/22	$625,000	$450,000
Lamar Media Corp. 5.00%, 5/01/23	773,000	792,325
5.375%, 1/15/24	487,000	504,478
5.75%, 2/01/26	325,000	337,594
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	424,000	434,600
5.625%, 2/15/24	445,000	451,675
5.875%, 3/15/25	595,000	606,156

		3,576,828

Internet — 1.6%
Match Group, Inc., 144A 5.00%, 12/15/27	400,000	404,100
Netflix, Inc. 5.375%, 2/01/21	1,934,000	2,018,612
5.50%, 2/15/22	597,500	624,388
5.75%, 3/01/24	600,000	632,250
5.875%, 2/15/25	530,000	561,328
4.375%, 11/15/26	877,000	846,305
4.875%, 4/15/28, 144A	960,000	944,400
Symantec Corp. 4.20%, 9/15/20	330,000	337,074
3.95%, 6/15/22	500,000	501,496
5.00%, 4/15/25, 144A	880,000	895,027
TIBCO Software, Inc., 144A 11.375%, 12/01/21	200,000	218,411
VeriSign, Inc. 4.625%, 5/01/23	884,000	895,050
5.25%, 4/01/25	300,000	309,750
4.75%, 7/15/27	534,000	523,320
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	1,734,000	1,809,863
6.375%, 5/15/25	545,000	571,634
5.75%, 1/15/27, 144A	1,325,000	1,334,938

		13,427,946

Media — 11.5%
Altice Financing SA 6.625%, 2/15/23, 144A	1,259,000	1,260,574
7.50%, 5/15/26, 144A	2,418,000	2,442,180
Altice Finco SA, 144A 8.125%, 1/15/24 (a)	1,241,000	1,275,127
Altice Luxembourg SA 7.75%, 5/15/22, 144A	1,791,000	1,676,824
7.625%, 2/15/25, 144A (a)	1,861,000	1,644,659
Altice US Finance I Corp. 5.375%, 7/15/23, 144A	915,000	932,156
5.50%, 5/15/26, 144A	989,000	981,582
AMC Networks, Inc. 4.75%, 12/15/22	170,000	171,700
5.00%, 4/01/24	1,339,000	1,345,695
4.75%, 8/01/25	309,000	300,116

	Principal Amount	Value
Media (Continued)
Cable One, Inc., 144A 5.75%, 6/15/22	$218,000	$224,267
Cablevision Systems Corp. 8.00%, 4/15/20	750,000	798,900
5.875%, 9/15/22 (a)	487,000	488,217
CBS Radio, Inc., 144A 7.25%, 11/01/24 (a)	293,000	303,196
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	370,000	375,319
5.25%, 9/30/22	403,000	411,060
5.125%, 2/15/23	1,938,000	1,974,337
4.00%, 3/01/23, 144A	761,000	742,926
5.125%, 5/01/23, 144A	1,950,000	1,991,437
5.75%, 9/01/23	200,000	204,500
5.75%, 1/15/24	813,000	829,260
5.875%, 4/01/24, 144A	982,000	1,016,763
5.375%, 5/01/25, 144A	1,097,000	1,103,856
5.75%, 2/15/26, 144A	1,740,000	1,766,100
5.50%, 5/01/26, 144A	1,075,000	1,077,687
5.125%, 5/01/27, 144A	2,368,000	2,286,115
5.875%, 5/01/27, 144A	639,000	650,981
5.00%, 2/01/28, 144A	2,482,000	2,355,542
Cengage Learning, Inc., 144A 9.50%, 6/15/24 (a)	473,000	404,415
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 9/15/20, 144A	218,000	220,997
5.125%, 12/15/21, 144A	1,238,000	1,239,547
5.125%, 12/15/21, 144A	287,000	286,733
7.75%, 7/15/25, 144A	509,000	544,630
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	1,860,000	1,864,650
Series A, 6.50%, 11/15/22	841,000	866,650
Series B, 6.50%, 11/15/22	1,890,000	1,946,700
Cogeco Communications, Inc., 144A 4.875%, 5/01/20	80,000	80,700
CSC Holdings LLC 6.75%, 11/15/21	941,000	992,167
10.125%, 1/15/23, 144A	1,253,000	1,403,360
5.25%, 6/01/24	821,000	792,265
6.625%, 10/15/25, 144A	342,000	359,955
10.875%, 10/15/25, 144A	1,157,000	1,368,153
5.50%, 4/15/27, 144A	856,000	845,300
5.375%, 2/01/28, 144A	1,100,000	1,078,000
DISH DBS Corp. 7.875%, 9/01/19	862,000	911,565
5.125%, 5/01/20	943,000	945,358
6.75%, 6/01/21	1,518,000	1,563,540
5.875%, 7/15/22	1,489,000	1,457,359
5.00%, 3/15/23	1,231,000	1,135,598
5.875%, 11/15/24	1,909,000	1,796,846
7.75%, 7/01/26	1,869,000	1,847,974
Gray Television, Inc. 5.125%, 10/15/24, 144A	444,000	436,230
5.875%, 7/15/26, 144A	545,000	541,594

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Media (Continued)
iHeartCommunications, Inc. 9.00%, 12/15/19	$1,908,000	$1,526,400
9.00%, 3/01/21	988,000	790,400
11.25%, 3/01/21, 144A	378,000	288,225
11.25%, 3/01/21	1,278,000	1,028,790
9.00%, 9/15/22	706,000	564,800
10.625%, 3/15/23	403,000	322,400
Meredith Corp., 144A 6.875%, 2/01/26	1,200,000	1,240,500
Nexstar Broadcasting, Inc., 144A 5.625%, 8/01/24	750,500	757,532
Quebecor Media, Inc. 5.75%, 1/15/23	1,359,000	1,416,758
SFR Group SA 6.00%, 5/15/22, 144A	2,790,000	2,713,275
6.25%, 5/15/24, 144A	1,921,000	1,796,135
7.375%, 5/01/26, 144A	4,204,000	4,073,886
Sinclair Television Group, Inc. 5.375%, 4/01/21	185,000	187,775
6.125%, 10/01/22	371,000	383,985
5.625%, 8/01/24, 144A	396,000	402,930
5.125%, 2/15/27, 144A (a)	380,000	367,175
Sirius XM Radio, Inc. 3.875%, 8/01/22, 144A	2,296,000	2,261,560
4.625%, 5/15/23, 144A	320,000	320,000
6.00%, 7/15/24, 144A	655,000	686,113
5.375%, 4/15/25, 144A	685,000	697,844
5.375%, 7/15/26, 144A	575,000	583,625
5.00%, 8/01/27, 144A	1,309,000	1,279,548
TEGNA, Inc. 5.125%, 7/15/20	140,000	142,100
6.375%, 10/15/23	357,000	373,511
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/01/28	400,000	388,000
Tribune Media Co. 5.875%, 7/15/22	1,301,000	1,333,525
Unitymedia GmbH, 144A 6.125%, 1/15/25	1,105,000	1,158,869
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	1,157,000	1,183,033
Univision Communications, Inc. 5.125%, 5/15/23, 144A	1,411,000	1,340,450
5.125%, 2/15/25, 144A	1,000,000	926,250
UPC Holding BV, 144A 5.50%, 1/15/28	714,000	672,945
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	1,148,000	1,140,825
Videotron Ltd. 5.00%, 7/15/22	580,500	600,092
5.375%, 6/15/24, 144A	261,000	271,114
5.125%, 4/15/27, 144A	425,000	429,837
Virgin Media Finance PLC 6.375%, 4/15/23, 144A	1,276,000	1,314,280
6.00%, 10/15/24, 144A	445,000	451,119
5.75%, 1/15/25, 144A	345,000	340,256

	Principal Amount	Value
Media (Continued)
Virgin Media Secured Finance PLC 5.50%, 1/15/25, 144A	$590,000	$596,638
5.25%, 1/15/26, 144A	867,000	852,911
5.50%, 8/15/26, 144A	275,000	272,910
Ziggo Bond Finance BV 5.875%, 1/15/25, 144A	1,060,000	1,025,550
6.00%, 1/15/27, 144A	340,000	323,000
Ziggo Secured Finance BV, 144A 5.50%, 1/15/27	1,235,000	1,187,144

		95,575,377

Telecommunications — 9.6%
Anixter, Inc. 5.125%, 10/01/21	894,500	923,571
C&W Senior Financing DAC, 144A 6.875%, 9/15/27	50,000	51,750
CenturyLink, Inc. Series V, 5.625%, 4/01/20	1,025,000	1,044,167
Series S, 6.45%, 6/15/21	1,300,000	1,335,750
Series T, 5.80%, 3/15/22	1,475,000	1,462,094
Series W, 6.75%, 12/01/23 (a)	473,000	468,270
Series Y, 7.50%, 4/01/24 (a)	758,000	763,685
5.625%, 4/01/25	770,000	700,700
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	755,000	719,137
CommScope Technologies LLC 6.00%, 6/15/25, 144A	926,000	961,003
5.00%, 3/15/27, 144A	310,000	303,219
CommScope, Inc. 5.00%, 6/15/21, 144A	215,000	218,762
5.50%, 6/15/24, 144A	1,979,000	2,023,527
Consolidated Communications, Inc. 6.50%, 10/01/22	655,000	576,400
Frontier Communications Corp. 7.125%, 3/15/19	85,000	86,700
8.50%, 4/15/20	670,000	659,112
9.25%, 7/01/21 (a)	575,000	534,629
6.25%, 9/15/21 (a)	705,000	603,656
8.75%, 4/15/22	675,000	534,937
10.50%, 9/15/22 (a)	951,000	815,482
7.125%, 1/15/23 (a)	1,395,000	936,394
7.625%, 4/15/24	1,085,000	694,400
6.875%, 1/15/25	1,203,000	739,845
11.00%, 9/15/25	2,280,000	1,798,350
GCI, Inc. 6.875%, 4/15/25	240,000	254,400
GTH Finance BV, 144A 7.25%, 4/26/23	400,000	438,146
GTT Communications, Inc., 144A 7.875%, 12/31/24	411,000	428,211
Hughes Satellite Systems Corp. 6.50%, 6/15/19	559,000	579,962
7.625%, 6/15/21	1,204,000	1,300,320
5.25%, 8/01/26	671,000	656,741
6.625%, 8/01/26	490,000	502,397
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	1,324,000	1,317,777

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Intelsat Jackson Holdings SA 7.25%, 10/15/20	$1,582,000	$1,481,147
7.50%, 4/01/21	1,259,000	1,149,624
9.50%, 9/30/22, 144A	1,015,000	1,167,250
5.50%, 8/01/23	1,572,000	1,302,795
8.00%, 2/15/24, 144A	330,000	347,325
9.75%, 7/15/25, 144A	1,224,000	1,164,330
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	1,221,000	702,075
8.125%, 6/01/23	969,000	515,992
Level 3 Financing, Inc. 6.125%, 1/15/21	250,000	254,531
5.375%, 8/15/22	505,000	511,313
5.625%, 2/01/23	725,000	734,063
5.125%, 5/01/23	930,000	932,325
5.375%, 1/15/24	622,000	620,445
5.375%, 5/01/25	425,000	422,875
5.25%, 3/15/26	780,000	752,692
Level 3 Parent LLC 5.75%, 12/01/22	695,000	703,688
Nokia OYJ 5.375%, 5/15/19	445,000	456,810
3.375%, 6/12/22	472,000	460,153
4.375%, 6/12/27	405,000	389,813
Qwest Corp. 6.75%, 12/01/21	375,000	401,396
Sable International Finance Ltd., 144A 6.875%, 8/01/22	225,000	239,063
SoftBank Group Corp., 144A 4.50%, 4/15/20	1,921,000	1,942,611
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	855,000	905,231
7.00%, 8/15/20	1,919,000	2,012,551
11.50%, 11/15/21	1,841,000	2,181,585
6.00%, 11/15/22	1,613,000	1,596,870
Sprint Corp. 7.25%, 9/15/21	1,995,000	2,089,763
7.875%, 9/15/23	2,777,000	2,881,138
7.125%, 6/15/24	1,841,000	1,832,900
7.625%, 2/15/25 (a)	1,740,000	1,744,350
7.625%, 3/01/26	1,400,000	1,398,390
Telecom Italia Capital SA 7.175%, 6/18/19	700,000	737,079
Telecom Italia SpA, 144A 5.303%, 5/30/24	1,273,000	1,323,920
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	875,000	867,570
T-Mobile USA, Inc. 4.00%, 4/15/22	1,270,000	1,273,175
6.00%, 3/01/23	1,004,000	1,046,670
6.625%, 4/01/23	833,000	864,571
6.836%, 4/28/23	1,112,000	1,156,480
6.50%, 1/15/24	851,000	893,550
6.00%, 4/15/24	970,000	1,011,225
6.375%, 3/01/25	1,040,000	1,099,800
5.125%, 4/15/25	552,000	558,900
6.50%, 1/15/26	1,338,000	1,438,350

	Principal Amount	Value
Telecommunications (Continued)
4.50%, 2/01/26	$800,000	$786,000
5.375%, 4/15/27	773,000	792,325
4.75%, 2/01/28	1,150,000	1,123,125
VEON Holdings BV 3.95%, 6/16/21, 144A	700,000	696,010
7.504%, 3/01/22, 144A	240,000	267,094
5.95%, 2/13/23, 144A	1,150,000	1,210,962
4.95%, 6/16/24, 144A	900,000	896,292
Wind Tre SpA, 144A 5.00%, 1/20/26	1,759,000	1,527,621
Windstream Services LLC / Windstream Finance Corp. 7.75%, 10/15/20	436,000	377,140
6.375%, 8/01/23, 144A (a)	715,000	403,975
6.375%, 8/01/23 (a)	415,000	244,850
8.75%, 12/15/24, 144A	446,000	287,670
8.625%, 10/31/25, 144A	660,000	620,400
WTT Investment Ltd., 144A 5.50%, 11/21/22	500,000	498,489

		79,731,831

Consumer, Cyclical — 13.0%
Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21	995,000	1,103,206
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	805,000	825,125
4.625%, 3/01/20, 144A	243,000	246,341
United Continental Holdings, Inc. 4.25%, 10/01/22	206,000	205,614
Virgin Australia Holdings Ltd. 8.50%, 11/15/19, 144A	45,000	46,945
7.875%, 10/15/21, 144A	94,000	96,115

		2,523,346

Apparel — 0.2%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	1,042,000	1,036,790
4.875%, 5/15/26, 144A	532,500	525,844
Levi Strauss & Co. 5.00%, 5/01/25	485,000	498,347
Nine West Holdings, Inc.*, 144A 8.25%, 3/15/19	296,000	19,240

		2,080,221

Auto Manufacturers — 0.7%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20 (a)	954,000	970,695
5.25%, 4/15/23 (a)	1,144,000	1,181,180
Jaguar Land Rover Automotive PLC 4.25%, 11/15/19, 144A	571,000	575,996
3.50%, 3/15/20, 144A	20,000	19,800
5.625%, 2/01/23, 144A (a)	189,000	193,961
4.50%, 10/01/27, 144A	593,000	566,315
Navistar International Corp., 144A 6.625%, 11/01/25	849,000	876,593

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	$1,522,000	$1,450,162

		5,834,702

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	861,000	843,780
Allison Transmission, Inc. 5.00%, 10/01/24, 144A	385,000	391,256
4.75%, 10/01/27, 144A	746,000	732,945
American Axle & Manufacturing, Inc. 6.25%, 3/15/21	145,000	147,463
6.625%, 10/15/22	205,000	212,175
6.25%, 4/01/25 (a)	655,000	678,334
6.50%, 4/01/27 (a)	475,000	492,219
Dana, Inc. 5.50%, 12/15/24	915,000	937,875
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	537,000	550,259
5.00%, 5/31/26	1,011,000	1,014,791
4.875%, 3/15/27	604,000	596,450
Tenneco, Inc. 5.00%, 7/15/26	200,000	197,000
ZF North America Capital, Inc. 4.00%, 4/29/20, 144A	260,000	265,525
4.50%, 4/29/22, 144A (a)	370,000	380,637
4.75%, 4/29/25, 144A	1,491,000	1,539,458

		8,980,167

Distribution/Wholesale — 0.3%
American Tire Distributors, Inc., 144A 10.25%, 3/01/22	805,000	842,328
HD Supply, Inc., 144A 5.75%, 4/15/24	855,000	898,819
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	780,000	787,800
LKQ Corp. 4.75%, 5/15/23	403,000	410,052

		2,938,999

Entertainment — 2.2%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25 (a)	713,000	696,066
5.875%, 11/15/26 (a)	450,000	435,937
6.125%, 5/15/27 (a)	385,000	376,337
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	1,166,000	1,142,680
Cinemark USA, Inc. 5.125%, 12/15/22	722,000	736,440
4.875%, 6/01/23	694,000	693,133
Eldorado Resorts, Inc. 6.00%, 4/01/25	939,000	971,865
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	1,360,000	1,394,000
4.375%, 4/15/21	120,000	121,500
5.375%, 11/01/23	967,000	1,011,724
5.375%, 4/15/26	430,000	445,050

	Principal Amount	Value
Entertainment (Continued)
International Game Technology PLC 5.625%, 2/15/20, 144A	$628,000	$651,864
6.25%, 2/15/22, 144A	2,063,000	2,189,359
6.50%, 2/15/25, 144A	1,266,000	1,364,115
Lions Gate Entertainment Corp., 144A 5.875%, 11/01/24	599,000	628,710
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	680,000	703,963
Penn National Gaming, Inc., 144A 5.625%, 1/15/27	100,000	99,500
Regal Entertainment Group 5.75%, 3/15/22	378,000	389,340
Scientific Games International, Inc. 7.00%, 1/01/22, 144A	749,000	788,323
10.00%, 12/01/22	1,523,000	1,658,166
5.00%, 10/15/25, 144A	700,000	693,875
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	528,000	528,048
5.50%, 4/15/27, 144A	495,000	498,094
WMG Acquisition Corp., 144A 6.75%, 4/15/22	220,000	228,800

		18,446,889

Food Service — 0.3%
Aramark Services, Inc. 5.125%, 1/15/24	1,052,000	1,075,670
5.00%, 4/01/25, 144A	113,000	114,130
4.75%, 6/01/26	830,000	821,700
5.00%, 2/01/28, 144A	800,000	799,000

		2,810,500

Home Builders — 1.7%
Beazer Homes USA, Inc. 8.75%, 3/15/22	802,000	868,165
5.875%, 10/15/27	145,000	138,112
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	166,000	169,436
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22, 144A	518,000	567,857
10.50%, 7/15/24, 144A	475,000	522,203
KB Home 4.75%, 5/15/19	839,000	853,682
7.00%, 12/15/21	468,000	510,120
Lennar Corp. 4.50%, 6/15/19	299,000	303,111
4.50%, 11/15/19	185,000	188,238
2.95%, 11/29/20, 144A	825,000	806,438
8.375%, 1/15/21, 144A	229,000	256,595
4.75%, 4/01/21	562,000	576,050
4.125%, 1/15/22	456,000	453,150
4.75%, 11/15/22	486,000	490,252
4.875%, 12/15/23	685,000	696,988
4.50%, 4/30/24	402,000	399,990
5.875%, 11/15/24, 144A	434,000	463,295
4.75%, 5/30/25	120,000	119,850
5.25%, 6/01/26, 144A	260,000	266,500
4.75%, 11/29/27, 144A	558,000	542,655

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Home Builders (Continued)
Mattamy Group Corp. 6.875%, 12/15/23, 144A	$286,000	$301,373
6.50%, 10/01/25, 144A	400,000	420,000
PulteGroup, Inc. 4.25%, 3/01/21	282,000	287,640
5.50%, 3/01/26	233,000	237,660
5.00%, 1/15/27	1,249,000	1,245,878
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	557,000	563,266
Toll Brothers Finance Corp. 5.875%, 2/15/22	475,000	507,656
4.375%, 4/15/23	265,000	268,975
4.875%, 3/15/27	442,000	440,895
4.35%, 2/15/28	350,000	332,500

		13,798,530

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23	996,000	1,010,940
5.50%, 6/15/26	273,000	268,905

		1,279,845

Housewares — 0.0%
Scotts Miracle-GRO Co. 6.00%, 10/15/23	54,000	56,700

Leisure Time — 0.3%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22	715,000	715,000
Carlson Travel, Inc., 144A 6.75%, 12/15/23 (a)	200,000	203,000
NCL Corp. Ltd., 144A 4.75%, 12/15/21	303,000	310,196
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	231,000	233,888
5.25%, 11/15/23, 144A	506,000	512,325
Viking Cruises Ltd., 144A 5.875%, 9/15/27	500,000	488,750

		2,463,159

Lodging — 1.7%
Boyd Gaming Corp. 6.875%, 5/15/23	822,000	870,292
6.375%, 4/01/26	730,000	769,238
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A	691,000	748,871
10.75%, 9/01/24, 144A	492,000	535,665
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	695,000	684,575
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	789,000	793,931
4.875%, 4/01/27	570,000	571,425
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	600,000	626,682
Melco Resorts Finance Ltd., 144A 4.875%, 6/06/25	600,000	588,462

	Principal Amount	Value
Lodging (Continued)
MGM Resorts International 5.25%, 3/31/20	$460,000	$475,525
6.75%, 10/01/20	465,000	497,550
6.625%, 12/15/21	545,000	590,262
7.75%, 3/15/22	30,000	33,525
6.00%, 3/15/23	1,503,000	1,602,574
4.625%, 9/01/26	370,000	363,521
Station Casinos LLC, 144A 5.00%, 10/01/25	275,000	268,813
Studio City Co. Ltd., 144A 7.25%, 11/30/21	1,080,000	1,138,050
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	410,000	414,613
5.50%, 3/01/25, 144A	1,516,000	1,540,635
5.25%, 5/15/27, 144A	644,000	633,535

		13,747,744

Retail — 3.8%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	1,011,000	1,019,846
4.25%, 5/15/24, 144A	914,000	875,155
5.00%, 10/15/25, 144A	2,699,000	2,643,333
Asbury Automotive Group, Inc. 6.00%, 12/15/24	714,000	744,345
Beacon Escrow Corp., 144A 4.875%, 11/01/25	1,134,000	1,111,660
Claire’s Stores, Inc., 144A 9.00%, 3/15/19	908,000	621,980
Dollar Tree, Inc. 5.25%, 3/01/20	312,075	316,171
5.75%, 3/01/23	1,818,000	1,891,856
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21	480,000	456,000
6.75%, 1/15/22 (a)	418,000	392,920
6.75%, 6/15/23 (a)	478,000	437,370
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	739,000	759,322
8.75%, 10/01/25, 144A	873,000	921,015
Group 1 Automotive, Inc. 5.00%, 6/01/22	537,000	550,425
Guitar Center, Inc., 144A 6.50%, 4/15/19	779,000	773,158
IRB Holding Corp., 144A 6.75%, 2/15/26	400,000	400,380
JC Penney Corp., Inc. 5.65%, 6/01/20	292,000	291,635
5.875%, 7/01/23, 144A (a)	350,000	336,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	960,000	972,000
5.25%, 6/01/26, 144A	1,349,000	1,369,235
4.75%, 6/01/27, 144A	210,000	205,800
L Brands, Inc. 7.00%, 5/01/20	1,131,000	1,216,532
6.625%, 4/01/21	530,000	568,261
5.625%, 2/15/22	966,000	1,009,470

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Retail (Continued)
5.625%, 10/15/23 (a)	$391,000	$412,505
5.25%, 2/01/28	300,000	289,125
Men’s Wearhouse, Inc. 7.00%, 7/01/22	386,000	386,000
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21 (a)	872,000	531,920
Penske Automotive Group, Inc. 5.75%, 10/01/22	165,000	169,641
5.50%, 5/15/26	320,000	320,000
PetSmart, Inc. 7.125%, 3/15/23, 144A	1,381,000	887,154
5.875%, 6/01/25, 144A	1,052,000	825,820
8.875%, 6/01/25, 144A	900,000	578,250
QVC, Inc. 5.125%, 7/02/22	84,000	87,033
4.375%, 3/15/23	787,000	785,991
4.85%, 4/01/24	495,000	502,028
4.45%, 2/15/25	510,000	501,016
Rite Aid Corp. 9.25%, 3/15/20	955,000	966,938
6.75%, 6/15/21	2,023,000	2,070,743
6.125%, 4/01/23, 144A	1,190,000	1,200,413
Sears Holdings Corp. 8.00%, 12/15/19	481,000	197,210
Staples, Inc., 144A 8.50%, 9/15/25	800,000	770,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	542,000	531,160

		31,896,816

Storage / Warehousing — 0.1%
Algeco Scotsman Global Finance PLC, 144A 8.00%, 2/15/23	450,000	454,388

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 144A 6.75%, 12/31/25	637,000	649,740

Consumer, Non-cyclical — 17.8%
Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	473,000	484,234

Commercial Services — 3.9%
ADT Corp. 6.25%, 10/15/21	1,619,000	1,727,271
3.50%, 7/15/22	1,330,000	1,276,800
4.125%, 6/15/23	269,000	262,275
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	380,000	370,500
APX Group, Inc. 8.75%, 12/01/20	360,000	363,600
7.875%, 12/01/22	1,002,000	1,058,362
7.625%, 9/01/23	755,000	806,906
Ashtead Capital, Inc. 5.625%, 10/01/24, 144A	1,256,000	1,318,800
4.125%, 8/15/25, 144A	765,000	749,700

	Principal Amount	Value
Commercial Services (Continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 6/01/22, 144A	$455,000	$455,569
5.50%, 4/01/23	475,000	473,219
Brink’s Co., 144A 4.625%, 10/15/27	395,000	375,250
Ceridian HCM Holding, Inc., 144A 11.00%, 3/15/21	212,000	219,331
Corporate Risk Holdings LLC, 144A 9.50%, 7/01/19	766,000	794,725
Gartner, Inc., 144A 5.125%, 4/01/25	425,000	436,687
Herc Rentals, Inc. 7.50%, 6/01/22, 144A	349,000	375,175
7.75%, 6/01/24, 144A	946,000	1,035,586
Hertz Corp. 5.875%, 10/15/20	488,000	488,610
7.375%, 1/15/21	584,000	584,000
7.625%, 6/01/22, 144A (a)	1,064,000	1,095,920
6.25%, 10/15/22 (a)	467,000	444,673
5.50%, 10/15/24, 144A (a)	725,000	632,562
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	1,064,000	1,071,980
Laureate Education, Inc., 144A 8.25%, 5/01/25	661,000	705,618
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	310,000	308,838
Monitronics International, Inc. 9.125%, 4/01/20	440,000	385,000
Nielsen Co. Luxembourg SARL 5.50%, 10/01/21, 144A	130,000	133,250
5.00%, 2/01/25, 144A	513,000	513,482
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	430,275	432,964
5.00%, 4/15/22, 144A	1,641,000	1,663,564
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	1,768,000	1,929,330
RR Donnelley & Sons Co. 7.875%, 3/15/21 (a)	767,000	810,144
Service Corp. International 5.375%, 1/15/22	71,000	72,686
5.375%, 5/15/24	582,000	602,312
4.625%, 12/15/27	600,000	588,000
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	644,000	635,950
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	689,000	633,880
United Rentals North America, Inc. 4.625%, 7/15/23	1,164,000	1,194,555
5.75%, 11/15/24	672,000	696,360
5.50%, 7/15/25	860,000	889,025
4.625%, 10/15/25	300,000	293,250
5.875%, 9/15/26	1,020,000	1,072,275
5.50%, 5/15/27	1,327,000	1,361,502
4.875%, 1/15/28	880,000	860,200

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
WEX, Inc., 144A 4.75%, 2/01/23	$80,000	$80,800

		32,280,486

Cosmetics/Personal Care — 0.6%
Avon Products, Inc. 6.60%, 3/15/20	1,064,000	1,074,640
7.00%, 3/15/23	342,000	312,410
Edgewell Personal Care Co. 4.70%, 5/19/21	575,000	580,750
4.70%, 5/24/22	848,000	854,360
First Quality Finance Co., Inc. 4.625%, 5/15/21, 144A	713,000	713,000
5.00%, 7/01/25, 144A	556,000	546,270
Revlon Consumer Products Corp. 5.75%, 2/15/21	614,000	498,875
6.25%, 8/01/24 (a)	300,000	207,750

		4,788,055

Food — 1.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625%, 6/15/24	1,108,000	1,026,285
5.75%, 3/15/25	1,008,000	887,040
B&G Foods, Inc. 4.625%, 6/01/21	598,000	601,737
5.25%, 4/01/25	787,000	759,455
Darling Ingredients, Inc. 5.375%, 1/15/22	98,000	100,695
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	1,608,000	1,624,080
4.875%, 11/01/26, 144A	180,000	180,450
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	608,000	606,480
5.875%, 9/30/27, 144A	935,000	911,438
Post Holdings, Inc. 5.50%, 3/01/25, 144A	810,000	817,087
5.00%, 8/15/26, 144A	1,272,000	1,211,580
5.75%, 3/01/27, 144A	1,527,000	1,511,730
5.625%, 1/15/28, 144A	900,000	877,500
SUPERVALU, Inc. 6.75%, 6/01/21 (a)	399,000	396,008
TreeHouse Foods, Inc. 4.875%, 3/15/22	395,000	394,506
6.00%, 2/15/24, 144A	480,500	491,311
US Foods, Inc., 144A 5.875%, 6/15/24	593,000	618,203

		13,015,585

Healthcare-Products — 1.3%
Avantor, Inc. 6.00%, 10/01/24, 144A	1,150,000	1,152,875
9.00%, 10/01/25, 144A	1,704,000	1,712,520
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	1,090,000	1,062,750
Hologic, Inc. 4.375%, 10/15/25, 144A	850,000	831,937

	Principal Amount	Value
Healthcare-Products (Continued)
4.625%, 2/01/28, 144A	$300,000	$291,000
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 2/15/21, 144A	585,000	606,206
12.50%, 11/01/21, 144A	699,000	791,618
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	438,000	346,020
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A (a)	617,000	600,033
5.75%, 8/01/22, 144A (a)	845,000	752,050
5.625%, 10/15/23, 144A (a)	534,000	444,555
5.50%, 4/15/25, 144A	635,000	504,825
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22 (a)	1,211,000	1,207,972
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	10,000	10,175
Teleflex, Inc. 4.875%, 6/01/26	500,000	497,500
4.625%, 11/15/27	197,000	192,814

		11,004,850

Healthcare-Services — 7.5%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	457,000	471,144
Centene Corp. 5.625%, 2/15/21	766,000	786,107
4.75%, 5/15/22	1,958,000	2,000,831
6.125%, 2/15/24	930,000	978,825
4.75%, 1/15/25	453,000	451,584
CHS/Community Health Systems, Inc. 8.00%, 11/15/19 (a)	1,654,000	1,558,705
7.125%, 7/15/20 (a)	1,305,000	1,109,250
5.125%, 8/01/21 (a)	1,609,000	1,492,347
6.875%, 2/01/22 (a)	2,042,000	1,342,615
6.25%, 3/31/23	3,084,000	2,821,860
DaVita, Inc. 5.75%, 8/15/22	400,000	412,000
5.125%, 7/15/24	1,730,000	1,721,350
5.00%, 5/01/25	1,482,000	1,457,917
Encompass Health Corp. 5.75%, 11/01/24	1,415,000	1,434,456
Envision Healthcare Corp. 5.125%, 7/01/22, 144A	1,101,000	1,114,763
5.625%, 7/15/22	847,000	864,999
6.25%, 12/01/24, 144A	548,000	579,510
HCA Healthcare, Inc. 6.25%, 2/15/21	1,249,000	1,317,695
HCA, Inc. 3.75%, 3/15/19	566,000	570,969
4.25%, 10/15/19	836,000	848,540
6.50%, 2/15/20	1,670,000	1,766,025
7.50%, 2/15/22	1,520,000	1,685,300
5.875%, 3/15/22	1,981,000	2,104,813
4.75%, 5/01/23	721,000	735,420
5.875%, 5/01/23	946,000	997,084
5.00%, 3/15/24	1,495,000	1,526,769

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
5.375%, 2/01/25	$1,845,000	$1,880,184
5.25%, 4/15/25	1,599,000	1,646,970
5.875%, 2/15/26	1,355,000	1,405,813
5.25%, 6/15/26	1,790,000	1,839,225
4.50%, 2/15/27	907,000	887,726
Kindred Healthcare, Inc. 8.00%, 1/15/20	591,500	635,123
6.375%, 4/15/22	556,000	565,730
8.75%, 1/15/23 (a)	738,000	793,350
LifePoint Health, Inc. 5.50%, 12/01/21	160,000	161,800
5.875%, 12/01/23	590,000	590,738
5.375%, 5/01/24	695,000	681,969
Magellan Health, Inc. 4.40%, 9/22/24	300,000	298,010
MEDNAX, Inc., 144A 5.25%, 12/01/23	260,000	266,825
Molina Healthcare, Inc. 5.375%, 11/15/22	652,000	652,000
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	1,305,000	1,376,775
Opal Acquisition, Inc., 144A 10.00%, 10/01/24	156,000	140,400
Quorum Health Corp. 11.625%, 4/15/23 (a)	250,000	260,625
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	734,000	774,370
Select Medical Corp. 6.375%, 6/01/21	420,000	429,933
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21	265,000	276,263
Tenet Healthcare Corp. 5.50%, 3/01/19	796,000	811,054
4.75%, 6/01/20	1,014,000	1,034,280
6.00%, 10/01/20	1,255,000	1,309,894
4.50%, 4/01/21	2,134,000	2,151,499
4.375%, 10/01/21	1,277,000	1,277,000
7.50%, 1/01/22, 144A	491,000	519,846
8.125%, 4/01/22	2,500,000	2,646,875
6.75%, 6/15/23 (a)	1,319,000	1,323,946
4.625%, 7/15/24, 144A	1,268,000	1,222,035
5.125%, 5/01/25, 144A	1,232,000	1,199,660
7.00%, 8/01/25, 144A (a)	455,000	455,569
WellCare Health Plans, Inc. 5.25%, 4/01/25	968,000	982,152

		62,648,517

Household Products/Wares — 0.2%
ACCO Brands Corp., 144A 5.25%, 12/15/24	250,000	251,875
Prestige Brands, Inc., 144A 5.375%, 12/15/21	39,000	39,195
Spectrum Brands, Inc. 6.625%, 11/15/22	412,000	426,935
5.75%, 7/15/25	1,073,000	1,110,555

		1,828,560

	Principal Amount	Value
Pharmaceuticals — 2.6%
Catalent Pharma Solutions, Inc., 144A 4.875%, 1/15/26	$150,000	$148,875
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	1,422,000	1,073,610
6.00%, 2/01/25, 144A	755,500	545,849
Endo Finance LLC, 144A 5.75%, 1/15/22	831,000	683,497
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	898,000	675,745
Horizon Pharma, Inc. 6.625%, 5/01/23	300,000	301,500
Valeant Pharmaceuticals International 6.75%, 8/15/21, 144A	711,000	695,891
7.25%, 7/15/22, 144A	831,000	813,341
Valeant Pharmaceuticals International, Inc. 5.375%, 3/15/20, 144A	2,263,000	2,265,829
7.50%, 7/15/21, 144A	1,154,000	1,164,098
5.625%, 12/01/21, 144A	631,000	598,661
6.50%, 3/15/22, 144A	1,993,000	2,080,194
5.50%, 3/01/23, 144A	1,802,000	1,603,780
5.875%, 5/15/23, 144A	2,368,000	2,113,440
7.00%, 3/15/24, 144A	1,404,000	1,482,975
6.125%, 4/15/25, 144A	2,770,000	2,441,062
5.50%, 11/01/25, 144A	1,562,000	1,551,261
9.00%, 12/15/25, 144A	833,000	840,289
Vizient, Inc., 144A 10.375%, 3/01/24	340,000	381,650

		21,461,547

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
HRG Group, Inc. 7.75%, 1/15/22	212,000	221,407
Stena AB, 144A 7.00%, 2/01/24	336,000	317,520

		538,927

Energy — 12.5%
Coal — 0.2%
Murray Energy Corp., 144A 11.25%, 4/15/21	965,000	429,425
Peabody Energy Corp. 6.00%, 3/31/22, 144A	302,000	310,683
6.375%, 3/31/25, 144A	645,000	674,831

		1,414,939

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	375,000	368,437
5.00%, 1/31/28, 144A	550,000	534,353

		902,790

Oil & Gas — 9.0%
Aker BP ASA, 144A 6.00%, 7/01/22	344,000	358,620

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Antero Resources Corp. 5.375%, 11/01/21	$646,000	$662,957
5.125%, 12/01/22	706,000	715,707
5.625%, 6/01/23	545,000	561,350
5.00%, 3/01/25	1,097,500	1,111,197
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	1,291,040	1,381,413
Baytex Energy Corp. 5.125%, 6/01/21, 144A	414,000	391,230
5.625%, 6/01/24, 144A	249,000	224,722
Berry Petroleum Co. LLC, 144A 7.00%, 2/15/26	350,000	357,000
California Resources Corp., 144A 8.00%, 12/15/22	1,915,000	1,524,819
Calumet Specialty Products Partners LP / Calumet Finance Corp. 11.50%, 1/15/21, 144A	303,000	340,496
6.50%, 4/15/21	904,000	885,920
Carrizo Oil & Gas, Inc. 7.50%, 9/15/20 (a)	184,000	187,910
6.25%, 4/15/23 (a)	559,000	563,192
Chesapeake Energy Corp. 6.625%, 8/15/20	368,000	380,770
6.125%, 2/15/21 (a)	849,000	861,735
4.875%, 4/15/22 (a)	276,000	260,130
8.00%, 12/15/22, 144A (a)	1,261,000	1,346,117
8.00%, 1/15/25, 144A (a)	1,238,000	1,225,620
8.00%, 6/15/27, 144A (a)	879,000	844,939
Citgo Holding, Inc., 144A 10.75%, 2/15/20	1,106,000	1,191,715
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	420,000	422,625
CNX Resources Corp. 5.875%, 4/15/22	1,345,000	1,355,928
8.00%, 4/01/23	655,000	695,119
Continental Resources, Inc. 5.00%, 9/15/22	1,207,000	1,228,122
4.50%, 4/15/23	1,326,000	1,342,575
3.80%, 6/01/24	1,029,000	1,003,275
4.375%, 1/15/28, 144A	912,000	890,340
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	729,000	716,242
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	560,000	575,400
9.25%, 3/31/22, 144A	400,000	412,000
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25 (a)	345,000	351,469
Diamondback Energy, Inc. 4.75%, 11/01/24	930,000	920,700
5.375%, 5/31/25	240,000	240,600
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	427,000	424,865
5.75%, 1/30/28, 144A	600,000	602,250

	Principal Amount	Value
Oil & Gas (Continued)
Ensco PLC 4.50%, 10/01/24 (a)	$706,000	$578,920
5.20%, 3/15/25 (a)	930,000	776,550
7.75%, 2/01/26	450,000	426,375
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	191,000	178,585
6.375%, 6/15/23	210,000	114,450
9.375%, 5/01/24, 144A	704,000	522,720
8.00%, 11/29/24, 144A (a)	346,000	358,110
8.00%, 2/15/25, 144A	897,000	621,172
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	500,000	530,000
5.625%, 2/01/26, 144A	500,000	490,625
Gulfport Energy Corp. 6.00%, 10/15/24	1,084,000	1,070,450
6.375%, 5/15/25	380,000	376,200
6.375%, 1/15/26, 144A	101,000	99,803
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/01/24, 144A	532,000	537,320
5.75%, 10/01/25, 144A	365,000	373,212
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22	350,000	228,375
9.25%, 3/15/23, 144A	400,000	394,000
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	1,093,000	521,907
MEG Energy Corp. 6.375%, 1/30/23, 144A	883,000	761,587
7.00%, 3/31/24, 144A	1,064,000	912,380
6.50%, 1/15/25, 144A	303,000	298,455
Murphy Oil Corp. 4.00%, 6/01/22	272,000	265,880
4.45%, 12/01/22	256,000	253,440
6.875%, 8/15/24	608,000	640,759
5.75%, 8/15/25	567,000	566,433
Nabors Industries, Inc. 5.00%, 9/15/20	581,000	585,357
4.625%, 9/15/21	1,131,000	1,108,380
5.50%, 1/15/23 (a)	60,000	59,850
5.75%, 2/01/25, 144A	800,000	764,500
Newfield Exploration Co. 5.75%, 1/30/22	385,000	408,100
5.625%, 7/01/24	927,000	980,302
5.375%, 1/01/26	778,000	807,175
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	693,000	636,694
7.70%, 4/01/25 (a)	621,000	558,900
7.875%, 2/01/26, 144A	350,000	352,188
Oasis Petroleum, Inc. 6.875%, 3/15/22	810,000	831,769
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/01/24, 144A	163,000	169,113
5.375%, 1/15/25, 144A	560,000	557,200
5.25%, 8/15/25, 144A	1,031,000	1,020,690
5.625%, 10/15/27, 144A	150,000	149,156

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	$250,000	$259,375
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	838,000	875,710
PDC Energy, Inc. 6.125%, 9/15/24	735,000	755,213
5.75%, 5/15/26, 144A	250,000	247,113
Precision Drilling Corp. 5.25%, 11/15/24	419,000	401,193
7.125%, 1/15/26, 144A	300,000	303,375
Puma International Financing SA 5.125%, 10/06/24, 144A	400,000	405,286
5.00%, 1/24/26, 144A	300,000	294,730
QEP Resources, Inc. 5.375%, 10/01/22	341,000	347,820
5.25%, 5/01/23	915,000	912,713
5.625%, 3/01/26	275,000	271,563
Range Resources Corp. 5.75%, 6/01/21	260,000	267,150
5.00%, 8/15/22	318,000	314,820
5.00%, 3/15/23	955,000	938,288
4.875%, 5/15/25 (a)	710,000	683,375
Rowan Cos., Inc. 4.875%, 6/01/22	570,000	538,650
7.375%, 6/15/25 (a)	535,000	530,988
RSP Permian, Inc. 6.625%, 10/01/22	495,000	517,275
5.25%, 1/15/25	358,000	362,475
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A	485,000	380,725
13.00%, 11/30/20, 144A	481,000	556,156
7.375%, 11/01/21, 144A (a)	569,000	446,665
Sanchez Energy Corp. 7.75%, 6/15/21 (a)	503,000	482,880
6.125%, 1/15/23	909,000	686,295
7.25%, 2/15/23, 144A	500,000	507,500
Seven Generations Energy Ltd. 6.75%, 5/01/23, 144A	556,000	579,630
6.875%, 6/30/23, 144A	668,000	698,060
5.375%, 9/30/25, 144A	425,000	416,500
SM Energy Co. 6.125%, 11/15/22	333,000	337,995
5.00%, 1/15/24	458,000	432,810
5.625%, 6/01/25 (a)	492,000	472,628
6.75%, 9/15/26 (a)	446,000	450,460
Southwestern Energy Co. 4.10%, 3/15/22	860,000	810,550
6.70%, 1/23/25	862,000	849,070
7.50%, 4/01/26	520,000	527,800
7.75%, 10/01/27 (a)	366,000	375,150
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23, 144A	423,000	421,900
5.50%, 2/15/26, 144A	650,000	651,625
5.875%, 3/15/28, 144A	525,000	528,281
Transocean, Inc. 5.80%, 10/15/22	401,000	391,035

	Principal Amount	Value
Oil & Gas (Continued)
9.00%, 7/15/23, 144A	$1,531,000	$1,659,221
7.50%, 1/15/26, 144A	308,000	311,080
Ultra Resources, Inc. 6.875%, 4/15/22, 144A (a)	777,000	708,041
7.125%, 4/15/25, 144A (a)	302,000	271,423
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	925,000	948,125
6.25%, 4/01/23	496,950	503,783
6.625%, 1/15/26, 144A	566,000	578,028
WPX Energy, Inc. 6.00%, 1/15/22	720,000	750,600
8.25%, 8/01/23	787,000	895,213
5.25%, 9/15/24	523,000	525,615

		74,828,107

Oil & Gas Services — 0.4%
Bristow Group, Inc. 6.25%, 10/15/22	239,000	205,540
SESI LLC 7.125%, 12/15/21	461,000	470,796
7.75%, 9/15/24, 144A	357,000	372,172
Weatherford International Ltd. 7.75%, 6/15/21	544,000	544,000
4.50%, 4/15/22 (a)	476,000	421,260
8.25%, 6/15/23 (a)	797,000	775,083
9.875%, 2/15/24	698,000	694,510

		3,483,361

Pipelines — 2.8%
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	935,000	1,049,771
5.875%, 3/31/25	1,262,000	1,339,297
5.125%, 6/30/27	1,591,000	1,614,865
Cheniere Energy Partners LP, 144A 5.25%, 10/01/25	818,000	828,225
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	808,000	836,280
5.75%, 4/01/25	418,000	424,792
DCP Midstream Operating LP 9.75%, 3/15/19, 144A	137,000	145,905
5.35%, 3/15/20, 144A	674,000	694,220
4.75%, 9/30/21, 144A	314,000	321,065
3.875%, 3/15/23	830,000	813,400
Energy Transfer Equity LP 7.50%, 10/15/20	1,189,000	1,293,037
4.25%, 3/15/23	773,000	760,199
5.875%, 1/15/24	811,000	861,687
5.50%, 6/01/27	1,213,000	1,258,487
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	708,000	731,010
6.00%, 5/15/23	294,000	294,647
6.50%, 10/01/25	447,000	448,118
6.25%, 5/15/26	366,000	355,020
NGPL PipeCo LLC 4.375%, 8/15/22, 144A	447,000	447,559
4.875%, 8/15/27, 144A	589,000	596,363

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
NuStar Logistics LP 4.80%, 9/01/20	$709,000	$717,863
5.625%, 4/28/27	150,000	148,875
Rockies Express Pipeline LLC, 144A 5.625%, 4/15/20	588,000	613,725
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.50%, 9/15/24, 144A	1,025,000	1,060,855
5.50%, 1/15/28, 144A	500,000	501,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	245,000	247,450
5.25%, 5/01/23	762,000	774,863
4.25%, 11/15/23	672,000	657,720
6.75%, 3/15/24	507,000	539,955
5.125%, 2/01/25	60,000	60,074
5.375%, 2/01/27	934,000	937,503
5.00%, 1/15/28, 144A	363,000	353,925
Williams Cos., Inc. 3.70%, 1/15/23	928,000	905,960
4.55%, 6/24/24	916,000	927,450

		23,562,040

Financial — 8.9%
Banks — 1.4%
CIT Group, Inc. 3.875%, 2/19/19	60,000	60,450
5.375%, 5/15/20	638,000	661,127
5.00%, 8/15/22	1,036,000	1,070,965
5.00%, 8/01/23	380,000	391,400
Freedom Mortgage Corp., 144A 8.125%, 11/15/24	350,000	359,625
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	1,800,000	1,798,479
5.71%, 1/15/26, 144A	1,209,000	1,236,289
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	985,000	1,051,418
6.10%, 6/10/23	750,000	801,854
6.00%, 12/19/23	1,608,000	1,718,654
5.125%, 5/28/24	2,751,000	2,821,780

		11,972,041

Diversified Financial Services — 3.4%
Aircastle Ltd. 6.25%, 12/01/19	748,000	780,725
5.125%, 3/15/21	401,000	413,531
5.50%, 2/15/22	909,000	949,905
5.00%, 4/01/23	370,000	382,447
4.125%, 5/01/24	296,000	292,670
Ally Financial, Inc. 3.75%, 11/18/19	532,000	536,256
8.00%, 3/15/20	815,000	886,312
4.125%, 3/30/20	680,000	686,800
7.50%, 9/15/20	425,000	463,250
4.25%, 4/15/21	355,000	360,325
4.125%, 2/13/22	437,000	440,326
4.625%, 5/19/22	667,000	678,672

	Principal Amount	Value
Diversified Financial Services (Continued)
5.125%, 9/30/24	$224,000	$232,960
4.625%, 3/30/25	678,000	683,932
5.75%, 11/20/25	1,228,000	1,284,795
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	20,000	20,275
Intelsat Connect Finance SA, 144A 12.50%, 4/01/22 (a)	1,243,000	1,005,276
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	824,000	838,016
7.50%, 4/15/21, 144A	200,000	206,500
6.875%, 4/15/22, 144A	917,000	921,585
7.25%, 8/15/24, 144A	234,000	237,510
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	108,000	109,080
5.25%, 10/01/25, 144A	549,000	535,275
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	89,000	92,894
LPL Holdings, Inc., 144A 5.75%, 9/15/25	450,000	456,750
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/01/21	394,000	403,852
Navient Corp. Series MTN, 4.875%, 6/17/19	345,000	349,744
Series MTN, 8.00%, 3/25/20	721,000	774,174
5.00%, 10/26/20	310,000	312,712
5.875%, 3/25/21	477,000	493,099
6.625%, 7/26/21	445,000	466,137
Series MTN, 7.25%, 1/25/22	1,389,000	1,493,064
6.50%, 6/15/22	160,000	167,000
5.50%, 1/25/23	560,000	556,500
7.25%, 9/25/23	963,000	1,028,002
Series MTN, 6.125%, 3/25/24	1,076,000	1,092,140
5.875%, 10/25/24 (a)	779,000	775,105
6.75%, 6/25/25	117,000	120,399
NFP Corp., 144A 6.875%, 7/15/25	948,000	955,110
Quicken Loans, Inc. 5.75%, 5/01/25, 144A	1,429,000	1,446,863
5.25%, 1/15/28, 144A	601,000	581,468
Springleaf Finance Corp. 5.25%, 12/15/19	304,000	310,080
8.25%, 12/15/20	751,000	820,468
7.75%, 10/01/21	314,000	343,438
6.125%, 5/15/22	1,568,000	1,615,040
5.625%, 3/15/23	547,000	542,214
Vantiv LLC / Vanity Issuer Corp., 144A 4.375%, 11/15/25	300,000	291,750

		28,434,426

Insurance — 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/01/23	443,000	461,828
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	598,000	620,425

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Insurance (Continued)
AssuredPartners, Inc., 144A 7.00%, 8/15/25	$298,000	$305,450
Genworth Holdings, Inc. 7.625%, 9/24/21	538,000	530,468
4.90%, 8/15/23	640,000	553,600
4.80%, 2/15/24	377,000	324,220
HUB International Ltd., 144A 7.875%, 10/01/21	1,028,000	1,061,410
Radian Group, Inc. 4.50%, 10/01/24	250,000	250,075

		4,107,476

Real Estate — 0.3%
Howard Hughes Corp., 144A 5.375%, 3/15/25	878,000	868,122
Hunt Cos., Inc., 144A 6.25%, 2/15/26	500,000	490,625
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.50%, 4/15/19, 144A	125,000	127,031
5.25%, 12/01/21, 144A	450,000	456,188
4.875%, 6/01/23, 144A	498,000	484,305

		2,426,271

Real Estate Investment Trusts — 2.7%
CBL & Associates LP 5.25%, 12/01/23	350,000	297,890
5.95%, 12/15/26	550,000	468,879
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	500,000	505,000
5.375%, 3/15/27	500,000	502,500
Equinix, Inc. 5.375%, 1/01/22	662,000	687,652
5.375%, 4/01/23	1,730,000	1,784,062
5.75%, 1/01/25	780,000	819,000
5.875%, 1/15/26	825,000	866,250
5.375%, 5/15/27	510,000	521,475
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	1,070,000	1,070,000
Iron Mountain, Inc. 4.375%, 6/01/21, 144A	45,000	45,630
6.00%, 8/15/23	544,000	565,760
5.75%, 8/15/24	1,461,000	1,461,000
4.875%, 9/15/27, 144A	781,000	739,997
5.25%, 3/15/28, 144A	400,000	383,120
iStar, Inc. 5.00%, 7/01/19	328,000	329,025
4.625%, 9/15/20	708,000	713,310
5.25%, 9/15/22	209,000	205,865
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	1,837,000	1,909,562
4.50%, 9/01/26	442,000	423,215
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	800,000	846,000
5.25%, 8/01/26	398,000	397,503

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
5.00%, 10/15/27	$975,000	$955,013
SBA Communications Corp. 4.875%, 7/15/22	480,000	487,200
4.00%, 10/01/22, 144A	1,911,000	1,882,335
4.875%, 9/01/24	675,000	668,250
Starwood Property Trust, Inc. 3.625%, 2/01/21, 144A	350,000	348,250
5.00%, 12/15/21	320,000	328,000
4.75%, 3/15/25, 144A	450,000	437,625
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24	505,000	455,131
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	485,000	470,450
8.25%, 10/15/23	1,007,000	944,062
VICI Properties 1 LLC / VICI FC, Inc. 8.00%, 10/15/23	400	445

		22,519,456

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	610,000	622,277
5.875%, 2/01/22	1,595,000	1,600,981
6.25%, 2/01/22	810,000	824,175
6.75%, 2/01/24	652,000	667,485
6.375%, 12/15/25	800,000	805,000

		4,519,918

Industrial — 7.8%
Aerospace/Defense — 1.0%
Arconic, Inc. 6.15%, 8/15/20	270,000	286,829
5.40%, 4/15/21	1,135,000	1,184,656
5.87%, 2/23/22	838,000	892,470
5.125%, 10/01/24	1,104,000	1,147,470
KLX, Inc., 144A 5.875%, 12/01/22	736,000	760,840
TransDigm, Inc. 5.50%, 10/15/20	183,000	184,830
6.00%, 7/15/22	927,000	951,334
6.50%, 7/15/24	997,000	1,030,649
6.50%, 5/15/25	722,000	741,855
6.375%, 6/15/26	973,000	997,325

		8,178,258

Building Materials — 0.8%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	404,000	412,585
Griffon Corp. 5.25%, 3/01/22	600,000	603,750
Jeld-Wen, Inc. 4.625%, 12/15/25, 144A	250,000	245,000
4.875%, 12/15/27, 144A	350,000	340,375
Standard Industries, Inc. 5.50%, 2/15/23, 144A	524,000	539,720

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Building Materials (Continued)
5.375%, 11/15/24, 144A	$1,530,000	$1,572,075
6.00%, 10/15/25, 144A	1,344,000	1,426,320
5.00%, 2/15/27, 144A	340,000	337,875
Standard Industries, Inc./NJ, 144A 4.75%, 1/15/28	550,000	530,750
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	100,000	103,500
USG Corp., 144A 4.875%, 6/01/27	306,000	302,175

		6,414,125

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc., 144A 5.50%, 6/15/25	215,000	215,537
General Cable Corp. 5.75%, 10/01/22	577,000	595,753

		811,290

Engineering & Construction — 0.3%
AECOM 5.875%, 10/15/24	1,199,000	1,255,952
5.125%, 3/15/27	570,000	553,442
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	690,000	715,875
MasTec, Inc. 4.875%, 3/15/23	250,000	250,625

		2,775,894

Environmental Control — 0.4%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	150,000	153,375
Clean Harbors, Inc. 5.25%, 8/01/20	331,000	333,482
5.125%, 6/01/21	800,000	807,000
Core & Main LP, 144A 6.125%, 8/15/25	445,000	441,662
Covanta Holding Corp. 6.375%, 10/01/22	278,000	284,603
5.875%, 3/01/24	280,000	281,400
5.875%, 7/01/25	503,000	501,743
GFL Environmental, Inc., 144A 9.875%, 2/01/21	280,000	296,100

		3,099,365

Hand / Machine Tools — 0.0%
Apex Tool Group LLC, 144A 7.00%, 2/01/21 (a)	92,000	93,789

Machinery-Construction & Mining — 0.2%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A 9.25%, 3/15/24	897,000	972,124
Vertiv Group Corp., 144A 9.25%, 10/15/24	994,000	1,053,640

		2,025,764

	Principal Amount	Value
Machinery-Diversified — 0.2%
Cloud Crane LLC, 144A 10.125%, 8/01/24	$353,000	$396,242
CNH Industrial NV 4.50%, 8/15/23	631,000	646,485
Series MTN, 3.85%, 11/15/27	550,000	533,553
Welbilt, Inc. 9.50%, 2/15/24	255,000	284,325

		1,860,605

Metal Fabricate/Hardware — 0.3%
Novelis Corp. 6.25%, 8/15/24, 144A	1,260,000	1,291,500
5.875%, 9/30/26, 144A	882,000	890,820

		2,182,320

Miscellaneous Manufacturing — 0.9%
Bombardier, Inc. 7.75%, 3/15/20, 144A	1,374,000	1,471,897
8.75%, 12/01/21, 144A	1,099,000	1,210,274
5.75%, 3/15/22, 144A (a)	536,000	537,340
6.00%, 10/15/22, 144A	1,044,000	1,046,610
6.125%, 1/15/23, 144A	913,000	919,847
7.50%, 12/01/24, 144A	650,000	676,813
7.50%, 3/15/25, 144A	1,720,000	1,773,750

		7,636,531

Packaging & Containers — 2.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 6/30/21, 144A	628,000	644,485
4.25%, 9/15/22, 144A	880,000	878,900
4.625%, 5/15/23, 144A	772,000	773,930
7.25%, 5/15/24, 144A	962,000	1,034,150
6.00%, 2/15/25, 144A	1,523,000	1,564,882
Ball Corp. 4.375%, 12/15/20	925,000	949,281
5.00%, 3/15/22	1,187,000	1,235,964
4.00%, 11/15/23	493,000	489,919
5.25%, 7/01/25	955,000	1,006,331
Berry Global, Inc. 6.00%, 10/15/22	820,000	856,900
5.125%, 7/15/23	574,000	588,350
4.50%, 2/15/26, 144A	550,000	536,250
BWAY Holding Co. 5.50%, 4/15/24, 144A	1,241,000	1,272,025
7.25%, 4/15/25, 144A	1,264,000	1,308,240
Coveris Holdings SA, 144A 7.875%, 11/01/19	1,006,000	1,003,083
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	376,000	380,700
Crown Americas LLC / Crown Americas Capital Corp. V 4.25%, 9/30/26	200,000	190,000
Crown Americas LLC / Crown Americas Capital Corp. VI, 144A 4.75%, 2/01/26	50,000	49,375

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Flex Acquisition Co., Inc., 144A 6.875%, 1/15/25	$507,000	$514,288
Multi-Color Corp., 144A 4.875%, 11/01/25	525,000	505,312
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	425,000	435,094
5.875%, 8/15/23, 144A	483,000	504,433
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg 5.75%, 10/15/20	2,635,004	2,677,823
6.875%, 2/15/21	1,905	1,932
5.125%, 7/15/23, 144A	1,080,000	1,101,600
7.00%, 7/15/24, 144A	665,000	701,575
Sealed Air Corp. 6.50%, 12/01/20, 144A	714,000	763,980
4.875%, 12/01/22, 144A	434,000	448,647
5.25%, 4/01/23, 144A	334,000	343,185
5.125%, 12/01/24, 144A	510,000	527,850
5.50%, 9/15/25, 144A	365,000	382,794

		23,671,278

Transportation — 0.3%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	469,000	279,055
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	100,000	103,750
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	750,000	781,875
6.125%, 9/01/23, 144A	1,191,000	1,240,129

		2,404,809

Trucking & Leasing — 0.4%
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	1,942,000	1,951,710
4.50%, 3/15/23, 144A	855,000	827,212
5.50%, 2/15/24, 144A	606,000	610,545

		3,389,467

Technology — 6.0%
Computers — 1.7%
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	958,000	981,950
7.125%, 6/15/24, 144A	915,000	985,070
Dell, Inc. 5.875%, 6/15/19 (a)	819,000	844,684
4.625%, 4/01/21 (a)	1,000,000	1,014,375
Diebold Nixdorf, Inc. 8.50%, 4/15/24	305,000	322,919
EMC Corp. 2.65%, 6/01/20	734,000	714,385
3.375%, 6/01/23	1,210,000	1,115,630
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	850,000	851,062
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A	1,069,000	1,109,088
8.375%, 8/15/22, 144A	360,000	373,500

	Principal Amount	Value
Computers (Continued)
Leidos Holdings, Inc. 4.45%, 12/01/20	$256,000	$263,081
NCR Corp. 4.625%, 2/15/21	640,000	636,800
5.00%, 7/15/22	749,000	754,618
6.375%, 12/15/23	299,000	311,708
Riverbed Technology, Inc., 144A 8.875%, 3/01/23	356,000	335,085
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	350,000	219,625
West Corp., 144A 8.50%, 10/15/25 (a)	997,000	972,075
Western Digital Corp. 4.75%, 2/15/26	2,000,000	2,018,750

		13,824,405

Office/Business Equipment — 0.2%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	80,000	81,400
5.50%, 12/01/24	756,000	793,800
5.00%, 9/01/25	728,000	737,100

		1,612,300

Semiconductors — 1.1%
Amkor Technology, Inc. 6.375%, 10/01/22	670,000	691,775
Micron Technology, Inc. 5.25%, 1/15/24, 144A	443,000	456,290
5.50%, 2/01/25	786,000	819,405
NXP BV / NXP Funding LLC 4.125%, 6/15/20, 144A	365,000	372,300
4.125%, 6/01/21, 144A	1,375,000	1,402,775
4.625%, 6/15/22, 144A	268,000	276,739
3.875%, 9/01/22, 144A	1,015,000	1,019,770
4.625%, 6/01/23, 144A	920,000	948,980
Qorvo, Inc. 6.75%, 12/01/23	740,000	787,175
7.00%, 12/01/25	639,000	698,108
Sensata Technologies BV 4.875%, 10/15/23, 144A	663,000	675,431
5.625%, 11/01/24, 144A	300,000	321,840
5.00%, 10/01/25, 144A	626,000	633,825
STATS ChipPAC Pte Ltd., 144A 8.50%, 11/24/20	285,000	306,019

		9,410,432

Software — 3.0%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	1,874,000	1,890,397
CDK Global, Inc. 5.00%, 10/15/24	438,000	444,570
4.875%, 6/01/27, 144A	507,000	504,313
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	846,000	849,172
First Data Corp. 5.375%, 8/15/23, 144A	750,000	764,932

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

	Principal Amount	Value
Software (Continued)
7.00%, 12/01/23, 144A	$1,695,000	$1,786,106
5.00%, 1/15/24, 144A	2,447,000	2,471,470
5.75%, 1/15/24, 144A	2,098,000	2,142,582
Infor US, Inc. 5.75%, 8/15/20, 144A	150,000	153,188
6.50%, 5/15/22	1,641,000	1,686,128
Informatica LLC, 144A 7.125%, 7/15/23	538,000	551,181
MSCI, Inc. 5.25%, 11/15/24, 144A	538,000	552,418
5.75%, 8/15/25, 144A	1,137,500	1,200,063
4.75%, 8/01/26, 144A	320,000	318,400
Nuance Communications, Inc. 5.375%, 8/15/20, 144A	260,000	262,925
5.625%, 12/15/26	720,000	732,600
Open Text Corp. 5.625%, 1/15/23, 144A	1,535,000	1,605,994
5.875%, 6/01/26, 144A	360,000	375,300
Quintiles IMS, Inc. 4.875%, 5/15/23, 144A	1,305,000	1,347,413
5.00%, 10/15/26, 144A	970,000	976,548
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	946,000	987,539
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	1,925,000	2,171,015
SS&C Technologies Holdings, Inc. 5.875%, 7/15/23	356,000	374,690
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/01/23, 144A	200,000	203,500
10.50%, 2/01/24, 144A	981,000	941,760

		25,294,204

Utilities — 3.3%
Electric — 2.9%
AES Corp. 7.375%, 7/01/21	1,065,000	1,176,825
4.875%, 5/15/23	1,204,000	1,220,555
5.50%, 3/15/24	496,000	509,020
5.50%, 4/15/25	358,000	368,740
5.125%, 9/01/27	515,000	522,725
AES Corp./VA 6.00%, 5/15/26	657,000	693,135
Calpine Corp. 6.00%, 1/15/22, 144A	695,000	717,587
5.375%, 1/15/23 (a)	1,144,000	1,119,690
5.875%, 1/15/24, 144A	389,000	398,239
5.50%, 2/01/24	717,000	673,980
5.75%, 1/15/25 (a)	1,305,000	1,226,700
5.25%, 6/01/26, 144A	956,000	930,905
DPL, Inc. 7.25%, 10/15/21	320,000	350,000
Dynegy, Inc. 6.75%, 11/01/19	250,000	256,000
7.375%, 11/01/22	470,000	496,437
5.875%, 6/01/23 (a)	410,000	422,300
7.625%, 11/01/24	2,306,000	2,490,480
8.00%, 1/15/25, 144A	894,000	975,577

	Principal Amount	Value
Electric (Continued)
8.125%, 1/30/26, 144A	$160,000	$175,800
InterGen NV, 144A 7.00%, 6/30/23	650,000	650,000
IPALCO Enterprises, Inc. 3.45%, 7/15/20	539,000	543,102
3.70%, 9/01/24, 144A	58,000	56,784
3.70%, 9/01/24	59,000	57,763
NextEra Energy Operating Partners LP 4.25%, 9/15/24, 144A	600,000	593,250
4.50%, 9/15/27, 144A	329,000	317,896
NRG Energy, Inc. 6.25%, 7/15/22	996,000	1,033,350
6.25%, 5/01/24	948,000	985,920
7.25%, 5/15/26	1,174,000	1,258,998
6.625%, 1/15/27	585,000	606,937
5.75%, 1/15/28, 144A	550,000	544,390
NRG Yield Operating LLC 5.375%, 8/15/24	969,000	984,136
Talen Energy Supply LLC 4.60%, 12/15/21 (a)	362,000	333,040
9.50%, 7/15/22, 144A (a)	687,000	690,435
6.50%, 6/01/25 (a)	225,000	174,938
10.50%, 1/15/26, 144A	625,000	587,500

		24,143,134

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	611,000	617,110
5.50%, 5/20/25	669,000	667,328
5.875%, 8/20/26	827,000	833,202
5.75%, 5/20/27	514,000	511,430
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	594,000	598,455
6.125%, 3/01/25	325,000	313,625

		3,541,150

TOTAL CORPORATE BONDS (Cost $825,066,635)		813,567,076

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b)(c) (Cost $50,058,954)	50,058,954	50,058,954

TOTAL INVESTMENTS — 104.0% (Cost $875,125,589)		$863,626,030
Other assets and liabilities, net — (4.0%)		(33,177,056)

NET ASSETS — 100.0%		$830,448,974

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
SECURITIES LENDING COLLATERAL — 6.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.32% (b)(c)
17,754,544	32,304,410	—	—	—	160,849	—	50,058,954	50,058,954

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $47,995,719, which is 5.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(d)	$—	$813,567,076	$—	$813,567,076
Short-Term Investments	50,058,954	—	—	50,058,954

TOTAL	$50,058,954	$813,567,076	$—	$863,626,030

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF
Assets
Investments in non-affiliated securities at value	$4,829,731	$4,658,381	$134,140,242	$124,794,170
Investment in Deutsche Government & Agency Securities Portfolio*	—	—	10,200,239	1,998,830
Cash	73	77,023	1,603,025	4,468,374
Foreign currency at value	3,852	6,113	—	—
Unrealized appreciation on forward foreign currency contracts	132,010	96,597	—	—
Receivables:
Investment securities sold	81,916	71,581	3,315,483	7,591,332
Interest	62,641	46,986	2,522,029	1,834,622
Securities lending income	—	—	11,099	74
Foreign tax reclaim	—	756	—	—

Total Assets	$5,110,223	$4,957,437	$151,792,117	$140,687,402

Liabilities
Payable upon return of securities loaned	$—	$—	$10,200,239	$1,998,830
Unrealized depreciation on forward foreign currency contracts	14,159	35,094	—	—
Payables:
Investment securities purchased	124,972	66,656	3,555,750	7,971,130
Investment advisory fees	1,142	927	33,776	22,979

Total Liabilities	140,273	102,677	13,789,765	9,992,939

Net Assets, at value	$4,969,950	$4,854,760	$138,002,352	$130,694,463

Net Assets Consist of
Paid-in capital	$5,009,594	$5,001,290	$139,860,983	$132,318,059
Distributions in excess of net investment income	(62,898)	(46,633)	—	—
Undistributed net investment income	—	—	429,804	253,536
Accumulated net realized gain (loss)	(456,404)	(342,433)	(126,522)	(155,579)
Net unrealized appreciation (depreciation)	479,658	242,536	(2,161,913)	(1,721,553)

Net Assets, at value	$4,969,950	$4,854,760	$138,002,352	$130,694,463

Number of Common Shares outstanding	100,001	100,001	2,800,001	2,650,001

Net Asset Value	$49.70	$48.55	$49.29	$49.32

Investments in non-affiliated securities at cost	$4,469,648	$4,478,481	$136,302,155	$126,515,723

Value of securities loaned	$—	$—	$9,726,602	$1,922,774

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$—	$—	$10,200,239	$1,998,830

Foreign currency at cost	$3,926	$6,157	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2018 (Unaudited)

	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investments in non-affiliated securities at value	$31,231,028	$813,567,076
Investment in Deutsche Government & Agency Securities Portfolio*	1,840,672	50,058,954
Cash	505,264	11,518,174
Receivables:
Investment securities sold	824,619	11,653,695
Capital shares	—	14,813,817
Interest	555,573	13,526,120
Securities lending income	1,594	47,013

Total Assets	$34,958,750	$915,184,849

Liabilities
Payable upon return of securities loaned	$1,840,672	$50,058,954
Payables:
Investment securities purchased	825,157	34,558,395
Investment advisory fees	4,533	118,526

Total Liabilities	2,670,362	84,735,875

Net Assets, at value	$32,288,388	$830,448,974

Net Assets Consist of
Paid-in capital	$32,444,605	$839,770,684
Undistributed net investment income	84,344	3,373,559
Accumulated net realized gain (loss)	1,863	(1,195,710)
Net unrealized appreciation (depreciation)	(242,424)	(11,499,559)

Net Assets, at value	$32,288,388	$830,448,974

Number of Common Shares outstanding	650,001	16,600,001

Net Asset Value	$49.67	$50.03

Investments in non-affiliated securities at cost	$31,473,452	$825,066,635

Value of securities loaned	$1,756,926	$47,995,719

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$1,840,672	$50,058,954

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF(1)	Xtrackers Low Beta High Yield Bond ETF(1)
Investment Income
Unaffiliated interest income*	$23,926	$21,827	$1,028,585	$643,419
Securities lending income, net of borrower rebates	—	—	15,400	75

Total Investment Income	23,926	21,827	1,043,985	643,494

Expenses
Investment advisory fees	7,452	6,041	51,591	35,574
Other expense	57	57	—	—

Total Expenses	7,509	6,098	51,591	35,574

Net Investment income (loss)	16,417	15,729	992,394	607,920

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	83,680	27,036	(126,522)	(138,386)
In-kind redemptions	—	—	—	(17,193)
Foreign currency transactions	4,348	1,626	—	—
Forward foreign currency contracts	(226,071)	(163,257)	—	—

Net realized gain (loss)	(138,043)	(134,595)	(126,522)	(155,579)
Net change in unrealized appreciation (depreciation) on:
Investments	10,892	37,862	(2,161,913)	(1,721,553)
Foreign currency translations	(1,154)	(202)	—	—
Forward foreign currency contracts	132,780	80,660	—	—

Net change in unrealized appreciation (depreciation)	142,518	118,320	(2,161,913)	(1,721,553)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	4,475	(16,275)	(2,288,435)	(1,877,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,892	$(546)	$(1,296,041)	$(1,269,212)

* Unaffiliated foreign tax withheld	$—	$417	$640	$—

(1)	For the period January 11, 2018 (commencement of operations) through February 28, 2018.

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2018 (Unaudited)

	Xtrackers Short Duration High Yield Bond ETF(1)	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income*	$207,333	$12,242,823
Securities lending income, net of borrower rebates	1,960	160,849

Total Investment Income	209,293	12,403,672

Expenses
Investment advisory fees	7,315	443,989
Other expense	—	855

Total Expenses	7,315	444,844

Less fees waived (See Note 3):
Waiver	—	(7,524)

Net Expenses	7,315	437,320

Net Investment income (loss)	201,978	11,966,352

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,360	(584,846)
In-kind redemptions	(2,497)	103,279
Payments by Affiliates (see note 9)	—	25,000

Net realized gain (loss)	1,863	(456,567)
Net change in unrealized appreciation (depreciation) on:
Investments	(242,424)	(13,620,967)

Net change in unrealized appreciation (depreciation)	(242,424)	(13,620,967)

Net realized and unrealized gain (loss) on investments	(240,561)	(14,077,534)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,583)	$(2,111,182)

* Unaffiliated foreign tax withheld	$69	$—

(1)	For the period January 10, 2018 (commencement of operations) through February 28, 2018.

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Barclays International Corporate Bond Hedged ETF		Xtrackers Barclays International Treasury Bond Hedged ETF
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period October 25, 2016(1) to August 31, 2017	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period October 25, 2016(1) to August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$16,417	$43,069	$15,729	$25,064
Net realized gain (loss)	(138,043)	(256,450)	(134,595)	(165,134)
Net change in net unrealized appreciation (depreciation)	142,518	337,140	118,320	124,216

Net increase (decrease) in net assets resulting from operations	20,892	123,759	(546)	(15,854)

Distributions to Shareholders from
Net investment income	(92,492)	(91,803)	(41,853)	(88,277)

Total distributions	(92,492)	(91,803)	(41,853)	(88,277)

Fund Shares Transactions
Proceeds from shares sold	—	5,009,544	—	5,001,240

Net increase (decrease) in net assets resulting from fund share transactions	—	5,009,544	—	5,001,240

Total net increase (decrease) in Net Assets	(71,600)	5,041,500	(42,399)	4,897,109

Net Assets
Beginning of period	5,041,550	50	4,897,159	50

End of period	$4,969,950	$5,041,550	$4,854,760	$4,897,159

Distributions in excess of net investment income	$(62,898)	$—	$(46,633)	$(20,509)

Undistributed net investment income	$—	$13,177	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	—	100,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF
	For the Period January 11, 2018(1) to February 28, 2018	For the Period January 11, 2018(1) to February 28, 2018	For the Period January 10, 2018(1) to February 28, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$992,394	$607,920	$201,978
Net realized gain (loss)	(126,522)	(155,579)	1,863
Net change in net unrealized appreciation (depreciation)	(2,161,913)	(1,721,553)	(242,424)

Net increase (decrease) in net assets resulting from operations	(1,296,041)	(1,269,212)	(38,583)

Distributions to Shareholders from
Net investment income	(562,590)	(354,384)	(117,634)

Total distributions	(562,590)	(354,384)	(117,634)

Fund Shares Transactions
Proceeds from shares sold	139,860,933	132,318,009	32,444,555

Net increase (decrease) in net assets resulting from fund share transactions	139,860,933	132,318,009	32,444,555

Total net increase (decrease) in Net Assets	138,002,302	130,694,413	32,288,338

Net Assets
Beginning of period	50	50	50

End of period	$138,002,352	$130,694,463	$32,288,388

Undistributed net investment income	$429,804	$253,536	$84,344

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	2,800,000	2,650,000	650,000
Shares redeemed	—	—	—

Shares outstanding, end of period	2,800,001	2,650,001	650,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period December 7, 2016(1) to August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$11,966,352	$6,672,981
Net realized gain (loss)	(456,567)	498,452
Net change in net unrealized appreciation (depreciation)	(13,620,967)	2,121,408

Net increase (decrease) in net assets resulting from operations	(2,111,182)	9,292,841

Distributions to Shareholders from
Net investment income	(9,683,119)	(6,310,827)

Total distributions	(9,683,119)	(6,310,827)

Fund Shares Transactions
Proceeds from shares sold	652,046,031	275,645,051
Value of shares redeemed	(30,014,272)	(58,415,599)

Net increase (decrease) in net assets resulting from fund share transactions	622,031,759	217,229,452

Total net increase (decrease) in Net Assets	610,237,458	220,211,466

Net Assets
Beginning of period	220,211,516	50

End of period	$830,448,974	$220,211,516

Undistributed net investment income	$3,373,559	$1,090,326

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,300,001	1
Shares sold	12,900,000	5,450,000
Shares redeemed	(600,000)	(1,150,000)

Shares outstanding, end of period	16,600,001	4,300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	66

DBX ETF Trust

Financial highlights

Xtrackers Barclays International Corporate Bond Hedged ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$50.42		$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.43
Net realized and unrealized gain (loss)	0.04		0.91

Total from investment operations	0.20		1.34

Less distributions from:
Net investment income	(0.92)		(0.92)

Total distributions	(0.92)		(0.92)

Net Asset Value, end of period	$49.70		$50.42

Total Return (%)	0.40	**	2.72	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		5
Ratio of expenses (%)	0.30	***	0.30	*
Ratio of net investment income (loss) (%)	0.73	*	1.01	*
Portfolio turnover rate (%)(c)	13	**	36	**

Xtrackers Barclays International Treasury Bond Hedged ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$48.97		$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.25
Net realized and unrealized gain (loss)	(0.16)		(0.40)

Total from investment operations	(0.00	)(d)	(0.15)

Less distributions from:
Net investment income	(0.42)		(0.88)

Total distributions	(0.42)		(0.88)

Net Asset Value, end of period	$48.55		$48.97

Total Return (%)	(0.00	)(e)**	(0.27	)(f)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		5
Ratio of expenses (%)	0.25	*	0.25	*
Ratio of net investment income (loss) (%)	0.73	*	0.60	*
Portfolio turnover rate (%)(c)	14	**	44	**

(a)	For the period October 25, 2016 (commencement of operations) through August 31, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	Less than $(0.005).
(e)	Less than (0.005)%.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.03%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	67

DBX ETF Trust

Financial highlights (Continued)

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Period Ended 2/28/2018(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.41
Net realized and unrealized gain (loss)	(0.88)

Total from investment operations	(0.47)

Less distributions from:
Net investment income	(0.24)

Total distributions	(0.24)

Net Asset Value, end of period	$49.29

Total Return (%)	(0.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	138
Ratio of expenses (%)	0.35	*
Ratio of net investment income (loss) (%)	6.73	*
Portfolio turnover rate (%)(c)	13	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Period Ended 2/28/2018(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26
Net realized and unrealized gain (loss)	(0.79)

Total from investment operations	(0.53)

Less distributions from:
Net investment income	(0.15)

Total distributions	(0.15)

Net Asset Value, end of period	$49.32

Total Return (%)	(1.05	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	131
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	4.27	*
Portfolio turnover rate (%)(c)	20	**

(a)	For the period January 11, 2018 (commencement of operations) through February 28, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	68

DBX ETF Trust

Financial highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Period Ended 2/28/2018(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.37
Net realized and unrealized gain (loss)	(0.49)

Total from investment operations	(0.12)

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net Asset Value, end of period	$49.67

Total Return (%)	(0.23	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	32
Ratio of expenses (%)	0.20	*
Ratio of net investment income (loss) (%)	5.52	*
Portfolio turnover rate (%)(d)	11	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2018 (Unaudited)		Period Ended 8/31/2017(b)
Net Asset Value, beginning of period	$51.21		$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	1.42		2.07
Net realized and unrealized gain (loss)	(1.27)		1.11

Total from investment operations	0.15		3.18

Less distributions from:
Net investment income	(1.33)		(1.97)

Total distributions	(1.33)		(1.97)

Net Asset Value, end of period	$50.03		$51.21

Total Return (%)	0.28	(e)**	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	830		220
Ratio of expenses before fee waiver (%)	0.21	*	0.25	*
Ratio of expenses after fee waiver (%)	0.21	*	0.25	*
Ratio of net investment income (loss) (%)	5.71	*	5.57	*
Portfolio turnover rate (%)(d)	17	**	36	**

(a)	For the period January 10, 2018 (commencement of operations) through February 28, 2018.
(b)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Barclays International Corporate Bond Hedged ETF
Xtrackers Barclays International Treasury Bond Hedged ETF
Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF offer shares that are listed and traded on the Bats BZX Exchange (“Bats BZX”). Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Barclays International Corporate Bond Hedged ETF	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)
Xtrackers Barclays International Treasury Bond Hedged ETF	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the last calendar day of the preceding month. This means that no changes in the weights are made during the month to account for changes in the Underlying Index due to price movement

DBX ETF Trust

Notes to Financial Statements (Continued)

of constituent securities. With respect to the bond components of the Underlying Index, the Underlying Index is rebalanced on the last calendar day of the month. No changes are made to constituent holdings other than on month end rebalancing dates.

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Solactive Indexes are rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

DBX ETF Trust

Notes to Financial Statements (Continued)

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

DBX ETF Trust

Notes to Financial Statements (Continued)

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2018, the Funds did not incur any interest or penalties.

At August 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Barclays International Corporate Bond Hedged ETF	$10,951	$16,426	$27,377
Xtrackers Barclays International Treasury Bond Hedged ETF	4,130	6,196	10,326

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2017, the Funds incurred and will elect to defer net capital losses as follows:

	Post-October Losses on Capital	Late Year Ordinary Losses
Xtrackers Barclays International Corporate Bond Hedged ETF	$269,383	$—
Xtrackers Barclays International Treasury Bond Hedged ETF	171,493	26,889
Xtrackers USD High Yield Corporate Bond ETF	84,013	—

As of August 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation (depreciation) and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Barclays International Corporate Bond Hedged ETF	$4,688,581	$312,661	$342,990	$(30,329)
Xtrackers Barclays International Treasury Bond Hedged ETF	4,722,667	96,862	184,929	(88,067)
Xtrackers USD High Yield Corporate Bond ETF	232,285,450	1,466,278	3,683,818	(2,217,540)

The tax character of current year distributions will be determined as the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

DBX ETF Trust

Notes to Financial Statements (Continued)

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended August 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of February 28, 2018 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of February 28, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2018, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

As of February 28, 2018, Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended February 28, 2018, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract

A summary of the open forward currency contracts as of February 28, 2018 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the period ended February 28, 2018.

DBX ETF Trust

Notes to Financial Statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Barclays International Corporate Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$132,010	Unrealized depreciation on forward foreign currency contracts	$14,159
Xtrackers Barclays International Treasury Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$96,597	Unrealized depreciation on forward foreign currency contracts	$35,094

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$(226,071)
Xtrackers Barclays International Treasury Bond Hedged ETF	(163,257)

Net Change in Unrealized Appreciation (Depreciation) on:

Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$132,780
Xtrackers Barclays International Treasury Bond Hedged ETF	80,660

For the period ended February 28, 2018 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Contract Value)
Xtrackers Barclays International Corporate Bond Hedged ETF	$(5,015,428)
Xtrackers Barclays International Treasury Bond Hedged ETF	(4,673,820)

As of February 28, 2018, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
The Bank of Nova Scotia	$132,010	$(14,159)	$—	$117,851	$14,159	$(14,159)	$—	$—
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
The Bank of Nova Scotia	$96,597	$(35,094)	$—	$61,503	$35,094	$(35,094)	$—	$—

DBX ETF Trust

Notes to Financial Statements (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Barclays International Corporate Bond Hedged ETF	0.30%
Xtrackers Barclays International Treasury Bond Hedged ETF	0.25%
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%

For its investment advisory services to Xtrackers USD High Yield Corporate Bond ETF for the period from September 1, 2017 through November 14, 2017, the Advisor received a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.25%.

For the period from October 27, 2017 through November 14, 2017, the Advisor had voluntarily agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of Xtrackers USD High Yield Corporate Bond ETF from exceeding 0.20% of the Fund’s average daily net assets. For the period from October 27, 2017 through November 14, 2017, the Advisor waived $ 7,524 of expenses to the Fund.

Effective November 15, 2017 the Board of Trustees approved a reduction in Xtrackers USD High Yield Corporate Bond ETF’s unitary management fee to 0.20% and accordingly terminated the Advisor’s voluntary expense limitation.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Barclays International Corporate Bond Hedged ETF	$658,840	$873,074
Xtrackers Barclays International Treasury Bond Hedged ETF	653,035	774,121
Xtrackers High Beta High Yield Bond ETF	13,387,141	10,791,641
Xtrackers Low Beta High Yield Bond ETF	16,333,918	18,027,540

DBX ETF Trust

Notes to Financial Statements (Continued)

	Purchases	Sales
Xtrackers Short Duration High Yield Bond ETF	$4,799,637	$2,496,698
Xtrackers USD High Yield Corporate Bond ETF	87,319,932	73,563,266

For the period ended February 28, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF (1)	$133,795,702	$—
Xtrackers Low Beta High Yield Bond ETF (1)	128,514,272	—
Xtrackers Short Duration High Yield Bond ETF (2)	28,150,978	—
Xtrackers USD High Yield Corporate Bond ETF	629,836,218	31,261,592

(1)	For the period January 11, 2018 (commencement of operations) through February 28, 2018.
(2)	For the period January 10, 2018 (commencement of operations) through February 28, 2018.

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the period ended February 28, 2018, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF (1)	$1,780,352	$3,371,497	$(19,599)
Xtrackers Low Beta High Yield Bond ETF (1)	3,371,497	1,780,352	(10,915)

(1)	For the period January 11, 2018 (commencement of operations) through February 28, 2018.

5. Fund Share Transactions

As of February 28, 2018, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2018, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Barclays International Corporate Bond Hedged ETF	60%
Xtrackers Barclays International Treasury Bond Hedged ETF	43%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to

DBX ETF Trust

Notes to Financial Statements (Continued)

borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds’ had no outstanding loans at February 28, 2018.

Pro-rata Share
Xtrackers Barclays International Corporate Bond Hedged ETF	$1,050,000
Xtrackers Barclays International Treasury Bond Hedged ETF	1,050,000
Xtrackers USD High Yield Corporate Bond ETF	5,250,000

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Payments by Affiliates

During the period ended February 28, 2018, the Advisor agreed to reimburse the Xtrackers USD High Yield Corporate Bond ETF $25,000 for a loss incurred on trades executed incorrectly. The amount of the loss was 0.01% of the Fund’s average net assets.

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract

Xtrackers Short Duration High Yield Bond ETF and Xtrackers Lower Quality High Yield Bond ETF

At a meeting held on May 24, 2017, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Xtrackers Short Duration High Yield Bond ETF and Xtrackers Lower Quality High Yield Bond ETF (the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustees’ Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its expected ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services to be provided by and the anticipated profits that could be realized by the Advisor from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder would be in the best interests of each of the Funds and their respective shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on its evaluation of the following multiple factors in consultation with Independent Trustees’ Counsel:

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including portfolio management. The Board noted that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also took into account that the Advisor will pay, or arrange for payment of, the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also noted that in addition to managing the Funds’ portfolios directly, the Advisor would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also drew upon its experience as Trustees of the other exchange traded funds currently managed by the Advisor and considered the expertise of the Advisor in supervising third party service providers to those funds, such as the administrator and the custodian (which would also provide those services to the Funds), noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision (which would cover the Funds as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently-managed funds (which would also cover the Funds).

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Continued)

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other pertinent exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its peer group. The Board stated that it is familiar with the Advisor’s methodology for selecting a fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board noted that the proposed fee for each Fund is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain exceptions). The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Advisor and that the Advisor also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Funds and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that because the Funds were new, it was difficult to estimate the profitability of the Funds to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board noted that because the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable, and it was unanimously approved.

Xtrackers Low Beta High Yield Bond ETF

At a meeting held on July 25, 2017, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Xtrackers Low Beta High Yield Bond ETF (the “Fund”). The Independent Trustees were advised throughout the review and meetings by Independent Trustees’ Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its expected ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the anticipated profits that could be realized by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder would be in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on its evaluation of the following multiple factors in consultation with Independent Trustees’ Counsel:

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Continued)

arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including portfolio management. The Board noted that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also took into account that the Advisor will pay, or arrange for payment of, the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also noted that in addition to managing the Fund’s portfolio directly, the Advisor would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also drew upon its experience as Trustees of the other exchange traded funds currently managed by the Advisor and considered the expertise of the Advisor in supervising third party service providers to those funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently-managed funds (which would also cover the Fund).

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other pertinent exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its peer group. The Board stated that it is familiar with the Advisor’s methodology for selecting a fund’s peer group and believed that the Fund’s peer group was appropriate. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain exceptions). The Board also noted that the Fund’s portfolio would be managed on a day-to-day basis by the Advisor and that the Advisor also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that because the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Continued)

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable, and it was unanimously approved.

Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers USD High Yield Corporate Bond ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Continued)

of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. A Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

Xtrackers USD High Yield Corporate Bond ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Barclays Bank PLC and its affiliates (“Barclays”) are not the issuer or producer of Xtrackers Barclays International Treasury Bond Hedged ETF or Xtrackers Barclays International Corporate Bond Hedged ETF (the “Funds”) and Barclays has no responsibilities, obligations or duties to investors in the Funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-050032-2 (4/18) DBX003300 (4/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)* /s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date 5/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date 5/2/2018

By (Signature and Title)* /s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date 5/2/2018

*	Print the name and title of each signing officer under his or her signature.